UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-03373

SEGALL BRYANT & HAMILL TRUST
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Maggie Bull, Secretary

Segall Bryant & Hamill Trust, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.	Reports to Stockholders.

(a)
Segall Bryant & Hamill Small Cap Value Fund - Retail (SBRVX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, retaill class of the Fund returned 13.33% against a return of 8.05% for the Russell 2000® Value Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Information Technology. Industrials holdings continued to generate higher-than-expected earnings, driven by actions taken by management teams to position their businesses to take advantage of strong industrial-related spending. The three individual securities that contributed the most on an absolute basis were REV Group, Inc. (REVG), ICU Medical, Inc., and Modine Manufacturing Co. REVG increased margins due to the simplification of its portfolio of businesses and refocusing efforts to drive operational improvements in its Fire and Emergency business.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Energy. Consumer Staples holdings struggled with passing along inflationary pressures and, in many situations, saw demand normalize further post the COVID-19 recovery years of 2021 and 2022. The three individual securities that detracted the most on an absolute basis were Goodyear Tire & Rubber Co. (GT), Galapagos N.V., and Papa John’s International, Inc. GT was impacted by lower-priced imports from Asia into both U.S. and European markets.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$122	1.14%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Value - Retail	Russell 2000® Value Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,350	$9,253	$10,048
Dec-2016	$11,451	$12,190	$11,327
Dec-2017	$12,685	$13,146	$13,721
Dec-2018	$12,111	$11,455	$13,002
Dec-2019	$15,073	$14,020	$17,035
Dec-2020	$15,998	$14,669	$20,593
Dec-2021	$18,633	$18,816	$25,877
Dec-2022	$15,883	$16,091	$20,907
Dec-2023	$17,764	$18,448	$26,334
Dec-2024	$20,132	$19,934	$32,604

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
REV Group, Inc.	2.77	1.96
ICU Medical, Inc.	2.34	1.54
Modine Manufacturing Co.	0.70	1.33
SPX Technologies, Inc.	1.98	1.26
Belden, Inc.	2.26	1.04
Bottom 5
Coty, Inc.	0.93	-0.47
Murphy Oil Corp.	1.49	-0.48
Papa John's International, Inc.	0.74	-0.53
Galapagos N.V.	1.19	-0.60
Goodyear Tire & Rubber Co. (The)	1.64	-0.83

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Value - Retail	13.33%	5.96%	7.25%
Russell 2000® Value Index	8.05%	7.29%	7.14%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance information for the Retail Class shares prior to their inception date (12/09/2019) is based on the performance of the Institutional Class.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$506,301,967
Number of Portfolio Holdings	79
Portfolio Turnover	33%
Total Advisory Fees Paid	$4,411,895
Total Advisory Fees Paid %	0.80%

Sector Weighting (% of net assets)

Value	Value
Industrials	20.2%
Financials	19.4%
Materials	12.9%
Consumer Discretionary	12.2%
Health Care	11.3%
Information Technology	7.4%
Energy	7.0%
Utilities	3.6%
Real Estate	2.8%
Consumer Staples	0.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VF Corp.	3.9%
REV Group, Inc.	3.4%
Valmont Industries, Inc.	2.9%
Mercury Systems, Inc.	2.8%
AZZ, Inc.	2.3%
QuidelOrtho Corp.	2.2%
Summit Materials, Inc.	2.2%
ICU Medical, Inc.	2.1%
Crescent Energy Co.	2.1%
Apogee Enterprises, Inc.	2.0%

Country Weighting (% of net assets)

Value	Value
United States	94.7%
Canada	1.3%
Belgium	1.0%
Cayman Islands	0.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Small Cap Value Fund

TSR-AR 123124-SBRVX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Small Cap Value Fund - Institutional (SBHVX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 13.57% against a return of 8.05% for the Russell 2000® Value Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Financials, and Information Technology. Industrials holdings continued to generate higher-than-expected earnings, driven by actions taken by management teams to position their businesses to take advantage of strong industrial-related spending. The three individual securities that contributed the most on an absolute basis were REV Group, Inc. (REVG), ICU Medical, Inc., and Modine Manufacturing Co. REVG increased margins due to the simplification of its portfolio of businesses and refocusing efforts to drive operational improvements in its Fire and Emergency business.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Energy. Consumer Staples holdings struggled with passing along inflationary pressures and, in many situations, saw demand normalize further post the COVID-19 recovery years of 2021 and 2022. The three individual securities that detracted the most on an absolute basis were Goodyear Tire & Rubber Co. (GT), Galapagos N.V., and Papa John’s International, Inc. GT was impacted by lower-priced imports from Asia into both U.S. and European markets.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$103	0.96%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Value - Inst	Russell 2000® Value Index	Russell 3000® Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$234,115	$231,328	$251,197
Dec-2016	$287,128	$304,753	$283,187
Dec-2017	$318,554	$328,640	$343,026
Dec-2018	$304,606	$286,363	$325,046
Dec-2019	$379,614	$350,492	$425,871
Dec-2020	$403,224	$366,734	$514,827
Dec-2021	$470,245	$470,412	$646,937
Dec-2022	$401,363	$402,280	$522,680
Dec-2023	$449,337	$461,200	$658,351
Dec-2024	$510,334	$498,348	$815,090

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
REV Group, Inc.	2.77	1.96
ICU Medical, Inc.	2.34	1.54
Modine Manufacturing Co.	0.70	1.33
SPX Technologies, Inc.	1.98	1.26
Belden, Inc.	2.26	1.04
Bottom 5
Coty, Inc.	0.93	-0.47
Murphy Oil Corp.	1.49	-0.48
Papa John's International, Inc.	0.74	-0.53
Galapagos N.V.	1.19	-0.60
Goodyear Tire & Rubber Co. (The)	1.64	-0.83

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Value - Inst	13.57%	6.10%	7.40%
Russell 2000® Value Index	8.05%	7.29%	7.14%
Russell 3000® Index	23.81%	13.86%	12.55%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$506,301,967
Number of Portfolio Holdings	79
Portfolio Turnover	33%
Total Advisory Fees Paid	$4,411,895
Total Advisory Fees Paid %	0.80%

Sector Weighting (% of net assets)

Value	Value
Industrials	20.2%
Financials	19.4%
Materials	12.9%
Consumer Discretionary	12.2%
Health Care	11.3%
Information Technology	7.4%
Energy	7.0%
Utilities	3.6%
Real Estate	2.8%
Consumer Staples	0.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
VF Corp.	3.9%
REV Group, Inc.	3.4%
Valmont Industries, Inc.	2.9%
Mercury Systems, Inc.	2.8%
AZZ, Inc.	2.3%
QuidelOrtho Corp.	2.2%
Summit Materials, Inc.	2.2%
ICU Medical, Inc.	2.1%
Crescent Energy Co.	2.1%
Apogee Enterprises, Inc.	2.0%

Country Weighting (% of net assets)

Value	Value
United States	94.7%
Canada	1.3%
Belgium	1.0%
Cayman Islands	0.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673. The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Small Cap Value Fund

TSR-AR 123124-SBHVX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Small Cap Growth Fund - Retail (WTSGX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 15.60% against a return of 15.15% for the Russell 2000® Growth Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Industrials, and Health Care. Strong stock selection drove performance in the Financials sector, particularly due to a number of holdings operating in the capital markets industry. The three individual securities that contributed the most on an absolute basis were Natera, Inc., Credo Technology Group Holding, Ltd., and Comfort Systems USA, Inc. Semiconductor company Credo experienced a significant inflection in its growth prospects driven by a strong position in artificial intelligence deployments at various hyperscalers.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Materials, Real Estate, and Communication Services. Materials sector performance was driven by poor stock selection, particularly with companies exposed to weaker semiconductor and lithium markets. The three individual securities that detracted the most on an absolute basis were Endava PLC, Sprout Social, Inc., and Atkore, Inc. Sales execution issues plagued software company Sprout Social causing growth to slow more than anticipated, in our view.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$111	1.03%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Growth - Retail	Russell 2000® Growth Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,523	$9,862	$10,048
Dec-2016	$10,361	$10,978	$11,327
Dec-2017	$13,052	$13,411	$13,721
Dec-2018	$13,469	$12,163	$13,002
Dec-2019	$17,304	$15,628	$17,035
Dec-2020	$27,283	$21,040	$20,593
Dec-2021	$30,455	$21,636	$25,877
Dec-2022	$20,529	$15,933	$20,907
Dec-2023	$24,244	$18,906	$26,334
Dec-2024	$28,026	$21,772	$32,604

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Natera, Inc.	1.63	1.92
Credo Technology Group Holding, Ltd.	1.35	1.83
Comfort Systems USA, Inc.	1.41	1.32
Boot Barn Holdings, Inc.	1.56	1.22
Glaukos Corp.	1.59	1.08
Bottom 5
JFrog, Ltd.	0.73	-0.48
Inari Medical, Inc.	0.25	-0.49
Atkore, Inc.	0.77	-0.60
Sprout Social, Inc.	1.12	-1.06
Endava PLC	0.34	-1.11

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Growth - Retail	15.60%	10.12%	10.86%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 3000® Index	23.81%	13.86%	12.55%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$261,544,401
Number of Portfolio Holdings	82
Portfolio Turnover	46%
Total Advisory Fees Paid	$1,657,990
Total Advisory Fees Paid %	0.65%

Sector Weighting (% of net assets)

Value	Value
Industrials	22.1%
Health Care	21.4%
Information Technology	18.0%
Financials	10.4%
Consumer Discretionary	8.1%
Energy	5.4%
Materials	4.9%
Consumer Staples	4.7%
Real Estate	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sterling Infrastructure, Inc.	2.1%
Ensign Group, Inc. (The)	2.1%
Glaukos Corp.	2.0%
John Bean Technologies Corp.	1.9%
Descartes Systems Group, Inc. (The)	1.8%
RadNet, Inc.	1.8%
Casella Waste Systems, Inc.	1.8%
AZEK Co., Inc. (The)	1.7%
Hamilton Lane, Inc.	1.7%
Construction Partners, Inc.	1.7%

Country Weighting (% of net assets)

Value	Value
United States	86.3%
Canada	3.0%
Ireland	2.3%
United Kingdom	1.6%
Bermuda	1.3%
Cayman Islands	1.2%
Luxembourg	0.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Small Cap Growth Fund

TSR-AR 123124-WTSGX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Small Cap Growth Fund - Institutional (WISGX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 15.75% against a return of 15.15% for the Russell 2000® Growth Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Industrials, and Health Care. Strong stock selection drove performance in the Financials sector, particularly due to a number of holdings operating in the capital markets industry. The three individual securities that contributed the most on an absolute basis were Natera, Inc., Credo Technology Group Holding, Ltd., and Comfort Systems USA, Inc. Semiconductor company Credo experienced a significant inflection in its growth prospects driven by a strong position in artificial intelligence deployments at various hyperscalers.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Materials, Real Estate, and Communication Services. Materials sector performance was driven by poor stock selection, particularly with companies exposed to weaker semiconductor and lithium markets. The three individual securities that detracted the most on an absolute basis were Endava PLC, Sprout Social, Inc., and Atkore, Inc. Sales execution issues plagued software company Sprout Social causing growth to slow more than anticipated, in our view.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$93	0.86%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Growth - Inst	Russell 2000® Growth Index	Russell 3000® Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$239,078	$246,546	$251,197
Dec-2016	$261,114	$274,450	$283,187
Dec-2017	$328,842	$335,287	$343,026
Dec-2018	$340,544	$304,078	$325,046
Dec-2019	$438,172	$390,691	$425,871
Dec-2020	$691,608	$525,996	$514,827
Dec-2021	$773,128	$540,906	$646,937
Dec-2022	$521,993	$398,337	$522,680
Dec-2023	$617,648	$472,661	$658,351
Dec-2024	$714,946	$544,289	$815,090

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Natera, Inc.	1.63	1.92
Credo Technology Group Holding, Ltd.	1.35	1.83
Comfort Systems USA, Inc.	1.41	1.32
Boot Barn Holdings, Inc.	1.56	1.22
Glaukos Corp.	1.59	1.08
Bottom 5
JFrog, Ltd.	0.73	-0.48
Inari Medical, Inc.	0.25	-0.49
Atkore, Inc.	0.77	-0.60
Sprout Social, Inc.	1.12	-1.06
Endava PLC	0.34	-1.11

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Growth - Inst	15.75%	10.29%	11.08%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
Russell 3000® Index	23.81%	13.86%	12.55%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$261,544,401
Number of Portfolio Holdings	82
Portfolio Turnover	46%
Total Advisory Fees Paid	$1,657,990
Total Advisory Fees Paid %	0.65%

Sector Weighting (% of net assets)

Value	Value
Industrials	22.1%
Health Care	21.4%
Information Technology	18.0%
Financials	10.4%
Consumer Discretionary	8.1%
Energy	5.4%
Materials	4.9%
Consumer Staples	4.7%
Real Estate	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sterling Infrastructure, Inc.	2.1%
Ensign Group, Inc. (The)	2.1%
Glaukos Corp.	2.0%
John Bean Technologies Corp.	1.9%
Descartes Systems Group, Inc. (The)	1.8%
RadNet, Inc.	1.8%
Casella Waste Systems, Inc.	1.8%
AZEK Co., Inc. (The)	1.7%
Hamilton Lane, Inc.	1.7%
Construction Partners, Inc.	1.7%

Country Weighting (% of net assets)

Value	Value
United States	86.3%
Canada	3.0%
Ireland	2.3%
United Kingdom	1.6%
Bermuda	1.3%
Cayman Islands	1.2%
Luxembourg	0.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Small Cap Growth Fund

TSR-AR 123124-WISGX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Small Cap Core Fund - Retail (SBHCX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

   For the year, the retail class of the Fund returned 11.88% against a return of 11.54% for the Russell 2000® Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. Strong stock selection drove returns in Health Care. The three individual securities that contributed the most on an absolute basis were Modine Manufacturing Co., EMCOR Group, Inc., and Q2 Holdings, Inc. Modine continued to benefit from management’s implementation of 80/20 business processes and robust data center demand.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Energy and Real Estate. Energy was negatively impacted by the decline in the price of oil and stock selection. The three individual securities that detracted the most on an absolute basis were Five Below, Inc., Five9, Inc., and Fox Factory Holding Corp. Five Below faced headwinds from weak consumer spending, management execution, and tariff concerns.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$108	1.02%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Small Cap Core - Retail	Russell 2000® Index	Russell 3000® Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,290	$9,559	$10,048
Dec-2016	$10,649	$11,595	$11,327
Dec-2017	$12,226	$13,294	$13,721
Dec-2018	$11,575	$11,830	$13,002
Dec-2019	$14,704	$14,849	$17,035
Dec-2020	$18,027	$17,813	$20,593
Dec-2021	$22,220	$20,453	$25,877
Dec-2022	$19,273	$16,273	$20,907
Dec-2023	$21,907	$19,028	$26,334
Dec-2024	$24,510	$21,223	$32,604

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Modine Manufacturing Co.	1.27	1.32
EMCOR Group, Inc.	1.42	1.18
Q2 Holdings, Inc.	1.05	0.96
SPX Technologies, Inc.	1.79	0.85
Agilysys, Inc.	1.63	0.79
Bottom 5
Citivas Resources, Inc.	1.15	-0.36
Materion Corp.	1.16	-0.37
Fox Factory Holding Corp.	0.61	-0.53
Five9, Inc.	0.59	-0.57
Five Below, Inc.	0.42	-0.63

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Core - Retail	11.88%	10.76%	9.38%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

The quoted performance reflects the past performance of Lower Wacker Small Cap Investment Fund, LLC, an unregistered limited partnership managed by the portfolio managers of the Fund.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$84,914,098
Number of Portfolio Holdings	85
Portfolio Turnover	40%
Total Advisory Fees Paid	$567,454
Total Advisory Fees Paid %	0.70%

Sector Weighting (% of net assets)

Value	Value
Industrials	28.5%
Information Technology	15.9%
Health Care	15.1%
Materials	9.2%
Financials	9.1%
Consumer Discretionary	7.0%
Energy	3.5%
Consumer Staples	3.3%
Real Estate	2.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Descartes Systems Group, Inc. (The)	2.4%
Summit Materials, Inc.	1.9%
ITT, Inc.	1.9%
Matador Resources Co.	1.8%
Bio-Techne Corp.	1.7%
EnPro Industries, Inc.	1.7%
SouthState Corp.	1.7%
Globus Medical, Inc.	1.7%
Silgan Holdings, Inc.	1.7%
RBC Bearings, Inc.	1.7%

Country Weighting (% of net assets)

United States 88.0%
Canada 3.7%
Luxembourg 1.3%
Jersey 0.7%

Value	Value
United States	88.0%
Canada	3.7%
Luxembourg	1.3%
Jersey	0.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Small Cap Core Fund

TSR-AR 123124-SBHCX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Small Cap Core Fund - Institutional (SBASX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Small Cap Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 11.91% against a return of 11.54% for the Russell 2000® Index and 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Industrials, Information Technology, and Health Care. Strong stock selection drove returns in Health Care. The three individual securities that contributed the most on an absolute basis were Modine Manufacturing Co., EMCOR Group, Inc., and Q2 Holdings, Inc. Modine continued to benefit from management’s implementation of 80/20 business processes and robust data center demand.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Energy and Real Estate. Energy was negatively impacted by the decline in the price of oil and stock selection. The three individual securities that detracted the most on an absolute basis were Five Below, Inc., Five9, Inc., and Fox Factory Holding Corp. Five Below faced headwinds from weak consumer spending, management execution, and tariff concerns.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Small Cap Core - Inst	Russell 2000® Index	Russell 3000® Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$232,593	$238,965	$251,197
Dec-2016	$267,037	$289,883	$283,187
Dec-2017	$307,037	$332,344	$343,026
Dec-2018	$291,111	$295,739	$325,046
Dec-2019	$370,370	$371,227	$425,871
Dec-2020	$454,815	$445,326	$514,827
Dec-2021	$561,586	$511,319	$646,937
Dec-2022	$487,924	$406,824	$522,680
Dec-2023	$555,937	$475,694	$658,351
Dec-2024	$622,155	$530,579	$815,090

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Modine Manufacturing Co.	1.27	1.32
EMCOR Group, Inc.	1.42	1.18
Q2 Holdings, Inc.	1.05	0.96
SPX Technologies, Inc.	1.79	0.85
Agilysys, Inc.	1.63	0.79
Bottom 5
Citivas Resources, Inc.	1.15	-0.36
Materion Corp.	1.16	-0.37
Fox Factory Holding Corp.	0.61	-0.53
Five9, Inc.	0.59	-0.57
Five Below, Inc.	0.42	-0.63

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Small Cap Core - Inst	11.91%	10.93%	9.55%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

The quoted performance reflects the past performance of Lower Wacker Small Cap Investment Fund, LLC, an unregistered limited partnership managed by the portfolio managers of the Fund.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$84,914,098
Number of Portfolio Holdings	85
Portfolio Turnover	40%
Total Advisory Fees Paid	$567,454
Total Advisory Fees Paid %	0.70%

Sector Weighting (% of net assets)

Value	Value
Industrials	28.5%
Information Technology	15.9%
Health Care	15.1%
Materials	9.2%
Financials	9.1%
Consumer Discretionary	7.0%
Energy	3.5%
Consumer Staples	3.3%
Real Estate	2.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Descartes Systems Group, Inc. (The)	2.4%
Summit Materials, Inc.	1.9%
ITT, Inc.	1.9%
Matador Resources Co.	1.8%
Bio-Techne Corp.	1.7%
EnPro Industries, Inc.	1.7%
SouthState Corp.	1.7%
Globus Medical, Inc.	1.7%
Silgan Holdings, Inc.	1.7%
RBC Bearings, Inc.	1.7%

Country Weighting (% of net assets)

Value	Value
United States	88.0%
Canada	3.7%
Luxembourg	1.3%
Jersey	0.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Small Cap Core Fund

TSR-AR 123124-SBASX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill All Cap Fund - Retail (SBRAX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 16.85% against a return of 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Industrials. Within Financials, the Fund’s outperformance was driven by an accommodative macroeconomic backdrop, with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., Fair Isaac Corp., and Ares Management Corp. Marvell Technology, Inc. delivered better-than-expected results due to accelerating growth in artificial intelligence semiconductors and a recovery in its other cyclical end markets.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Materials. Within Health Care, the portfolio’s positions in pharmaceutical and medical device names were the principal sources of weakness. The three individual securities that detracted the most on an absolute basis were Mondelez International, Inc., Zoetis, Inc., and Microchip Technology, Inc. At Mondelez International, Inc., rising costs induced fears around the company’s intermediate-term margin profile and the need for additional pricing, in our view.

.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$97	0.89%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH All Cap - Retail	Russell 3000® Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,511	$10,048
Dec-2016	$11,147	$11,327
Dec-2017	$13,210	$13,721
Dec-2018	$12,457	$13,002
Dec-2019	$16,247	$17,035
Dec-2020	$20,485	$20,593
Dec-2021	$26,542	$25,877
Dec-2022	$21,439	$20,907
Dec-2023	$24,522	$26,334
Dec-2024	$28,654	$32,604

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Marvell Technology, Inc.	2.11	1.34
Fair Isaac Corp.	2.07	1.19
Ares Management Corp.	2.54	1.18
ServiceNow, Inc.	2.56	1.14
Quanta Services, Inc.	2.80	1.14
Bottom 5
Vail Resorts, Inc.	0.63	-0.18
Perrigo Co. PLC	0.56	-0.19
Microchip Technology, Inc.	0.85	-0.20
Zoetis, Inc.	1.41	-0.23
Mondelez International, Inc.	1.67	-0.23

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH All Cap - Retail	16.85%	12.02%	11.10%
Russell 3000® Index	23.81%	13.86%	12.55%

Performance information for the Retail Class shares prior to their inception date (12/09/2019) is based on the performance of the Institutional Class.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$104,338,578
Number of Portfolio Holdings	55
Portfolio Turnover	27%
Total Advisory Fees Paid	$665,590
Total Advisory Fees Paid %	0.56%

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.2%
Financials	16.2%
Health Care	12.4%
Industrials	12.3%
Consumer Discretionary	12.0%
Consumer Staples	5.3%
Communication Services	3.9%
Energy	3.0%
Materials	2.5%
Real Estate	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.4%
Alphabet, Inc.	3.9%
ServiceNow, Inc.	3.2%
Visa, Inc.	3.2%
Marvell Technology, Inc.	3.0%
JPMorgan Chase & Co.	2.9%
Ares Management Corp.	2.9%
Apple, Inc.	2.7%
Reinsurance Group of America, Inc.	2.5%
Palo Alto Networks, Inc.	2.5%

Country Weighting (% of net assets)

Value	Value
United States	86.7%
United Kingdom	2.9%
Ireland	2.5%
Canada	1.6%
Germany	1.4%
Netherlands	1.1%
Denmark	1.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill All Cap Fund

TSR-AR 123124-SBRAX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill All Cap Fund - Institutional (SBHAX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 16.89% against a return of 23.81% for the Fund’s broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Industrials. Within Financials, the Fund’s outperformance was driven by an accommodative macroeconomic backdrop, with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., Fair Isaac Corp., and Ares Management Corp. Marvell Technology, Inc. delivered better-than-expected results due to accelerating growth in artificial intelligence semiconductors and a recovery in its other cyclical end markets.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Health Care, Energy, and Materials. Within Health Care, the portfolio’s positions in pharmaceutical and medical device names were the principal sources of weakness. The three individual securities that detracted the most on an absolute basis were Mondelez International, Inc., Zoetis, Inc., and Microchip Technology, Inc. At Mondelez International, Inc., rising costs induced fears around the company’s intermediate-term margin profile and the need for additional pricing, in our view

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$91	0.84%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH All Cap - Inst	Russell 3000® Index
Dec-2014	$250,000	$250,000
Dec-2015	$263,172	$251,197
Dec-2016	$279,507	$283,187
Dec-2017	$331,738	$343,026
Dec-2018	$313,304	$325,046
Dec-2019	$409,186	$425,871
Dec-2020	$516,312	$514,827
Dec-2021	$668,857	$646,937
Dec-2022	$540,370	$522,680
Dec-2023	$618,612	$658,351
Dec-2024	$723,096	$815,090

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Marvell Technology, Inc.	2.11	1.34
Fair Isaac Corp.	2.07	1.19
Ares Management Corp.	2.54	1.18
ServiceNow, Inc.	2.56	1.14
Quanta Services, Inc.	2.80	1.14
Bottom 5
Vail Resorts, Inc.	0.63	-0.18
Perrigo Co. PLC	0.56	-0.19
Microchip Technology, Inc.	0.85	-0.20
Zoetis, Inc.	1.41	-0.23
Mondelez International, Inc.	1.67	-0.23

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH All Cap - Inst	16.89%	12.06%	11.21%
Russell 3000® Index	23.81%	13.86%	12.55%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$104,338,578
Number of Portfolio Holdings	55
Portfolio Turnover	27%
Total Advisory Fees Paid	$665,590
Total Advisory Fees Paid %	0.56%

Sector Weighting (% of net assets)

Value	Value
Information Technology	28.2%
Financials	16.2%
Health Care	12.4%
Industrials	12.3%
Consumer Discretionary	12.0%
Consumer Staples	5.3%
Communication Services	3.9%
Energy	3.0%
Materials	2.5%
Real Estate	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.4%
Alphabet, Inc.	3.9%
ServiceNow, Inc.	3.2%
Visa, Inc.	3.2%
Marvell Technology, Inc.	3.0%
JPMorgan Chase & Co.	2.9%
Ares Management Corp.	2.9%
Apple, Inc.	2.7%
Reinsurance Group of America, Inc.	2.5%
Palo Alto Networks, Inc.	2.5%

Country Weighting (% of net assets)

Value	Value
United States	86.7%
United Kingdom	2.9%
Ireland	2.5%
Canada	1.6%
Germany	1.4%
Netherlands	1.1%
Denmark	1.0%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill All Cap Fund

TSR-AR 123124-SBHAX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Emerging Markets Fund - Retail (SBHEX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 13.77% against a return of 7.50% for the MSCI Emerging Markets Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were Taiwan, China, and India. Taiwan saw strong performance in semiconductor stocks as demand for artificial intelligence (“AI”) chips remained high. In China, diversified bank stocks benefitted as policymakers took steps to support the housing market in hopes of lowering risk exposure for lenders. Gains in specialized finance, tobacco, and pharmaceutical stocks drove positive returns in India as investors remained upbeat on the country’s growth outlook.

  The three countries that detracted most from the Fund’s returns on an absolute basis were South Korea, Brazil, and Mexico. In South Korea, technology hardware storage and peripheral and semiconductor stocks fell as competition from other countries for more powerful AI chips increased. Steel companies and diversified banks in Brazil underperformed on fears that the government will be unable to contain a deepening fiscal crisis. Mexico ended the year lower, with household product and construction material stocks having the largest impacts as the peso weakened and investors grew concerned about potential changes in trade relations with the U.S.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$148	1.38%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Emerging Markets - Retail	MSCI Emerging Markets Index	MSCI ACWI ex-USA Investable Market Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$8,532	$8,508	$9,540
Dec-2016	$9,706	$9,460	$9,960
Dec-2017	$13,178	$12,987	$12,731
Dec-2018	$10,915	$11,095	$10,852
Dec-2019	$12,924	$13,139	$13,200
Dec-2020	$13,835	$15,544	$14,667
Dec-2021	$14,558	$15,149	$15,918
Dec-2022	$12,204	$12,105	$13,278
Dec-2023	$14,687	$13,295	$15,352
Dec-2024	$16,710	$14,293	$16,156

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Taiwan Semiconductor Manufacturing Co., Ltd.	8.31	5.51
Tencent Holdings, Ltd.	3.15	1.17
Hon Hai Precision Industry Co., Ltd.	0.83	1.15
Hisense Home Appliances Group Co., Ltd.	0.59	0.57
Godfrey Phillips India, Ltd.	0.35	0.49
Bottom 5
Vipshop Holdings, Ltd.	0.90	-0.25
Samsung Electronics Co., Ltd.	0.82	-0.32
Xinyi Solar Holdings, Ltd.	0.27	-0.34
Vale S.A.	0.79	-0.45
Samsung Electronics Co., Ltd.	2.47	-1.16

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Emerging Markets - Retail	13.77%	5.27%	5.27%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI ACWI ex-USA Investable Market Index	5.23%	4.12%	4.91%

Performance information for the Retail Class shares prior to their inception date (06/30/2014) is based on the performance of the Institutional Class.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$65,077,979
Number of Portfolio Holdings	456
Portfolio Turnover	88%
Total Advisory Fees Paid	$221,687
Total Advisory Fees Paid %	0.36%

Sector Weighting (% of net assets)

Value	Value
Financials	24.4%
Information Technology	24.1%
Consumer Discretionary	13.6%
Communication Services	9.3%
Industrials	6.8%
Materials	5.9%
Energy	4.9%
Consumer Staples	4.8%
Health Care	3.1%
Utilities	2.5%
Real Estate	1.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	3.7%
Alibaba Group Holding, Ltd.	2.4%
Infosys, Ltd.	1.6%
Samsung Electronics Co., Ltd.	1.4%
SK Hynix, Inc.	1.3%
Bank of China, Ltd.	1.2%
China Tower Corp., Ltd.	1.2%
China Construction Bank Corp.	1.1%
Gree Electric Appliances, Inc. of Zhuhai	1.1%

Country Weighting (% of net assets)

Value	Value
China	27.8%
Taiwan	20.1%
India	19.9%
South Korea	9.1%
Brazil	4.3%
Saudi Arabia	4.1%
South Africa	2.8%
Malaysia	1.8%
Indonesia	1.8%
Thailand	1.6%
Other Countries	7.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Emerging Markets Fund

TSR-AR 123124-SBHEX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Emerging Markets Fund - Institutional (SBEMX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 13.88% against a return of 7.50% for the MSCI Emerging Markets Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were Taiwan, China, and India. Taiwan saw strong performance in semiconductor stocks as demand for artificial intelligence (“AI”) chips remained high. In China, diversified bank stocks benefitted as policymakers took steps to support the housing market in hopes of lowering risk exposure for lenders. Gains in specialized finance, tobacco, and pharmaceutical stocks drove positive returns in India as investors remained upbeat on the country’s growth outlook.

  The three countries that detracted most from the Fund’s returns on an absolute basis were South Korea, Brazil, and Mexico. In South Korea, technology hardware storage and peripheral and semiconductor stocks fell as competition from other countries for more powerful AI chips increased. Steel companies and diversified banks in Brazil underperformed on fears that the government will be unable to contain a deepening fiscal crisis. Mexico ended the year lower, with household product and construction material stocks having the largest impacts as the peso weakened and investors grew concerned about potential changes in trade relations with the U.S.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$132	1.23%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Emerging Markets - Inst	MSCI Emerging Markets Index	MSCI ACWI ex-USA Investable Market Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$213,549	$212,704	$238,499
Dec-2016	$243,681	$236,501	$249,010
Dec-2017	$331,593	$324,679	$318,269
Dec-2018	$275,062	$277,377	$271,304
Dec-2019	$326,797	$328,477	$329,992
Dec-2020	$350,254	$388,605	$366,681
Dec-2021	$369,489	$378,730	$397,941
Dec-2022	$310,092	$302,637	$331,955
Dec-2023	$373,981	$332,381	$383,810
Dec-2024	$425,885	$357,323	$403,894

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Taiwan Semiconductor Manufacturing Co., Ltd.	8.31	5.51
Tencent Holdings, Ltd.	3.15	1.17
Hon Hai Precision Industry Co., Ltd.	0.83	1.15
Hisense Home Appliances Group Co., Ltd.	0.59	0.57
Godfrey Phillips India, Ltd.	0.35	0.49
Bottom 5
Vipshop Holdings, Ltd.	0.90	-0.25
Samsung Electronics Co., Ltd.	0.82	-0.32
Xinyi Solar Holdings, Ltd.	0.27	-0.34
Vale S.A.	0.79	-0.45
Samsung Electronics Co., Ltd.	2.47	-1.16

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Emerging Markets - Inst	13.88%	5.44%	5.47%
MSCI Emerging Markets Index	7.50%	1.70%	3.64%
MSCI ACWI ex-USA Investable Market Index	5.23%	4.12%	4.91%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$65,077,979
Number of Portfolio Holdings	456
Portfolio Turnover	88%
Total Advisory Fees Paid	$221,687
Total Advisory Fees Paid %	0.36%

Sector Weighting (% of net assets)

Value	Value
Financials	24.4%
Information Technology	24.1%
Consumer Discretionary	13.6%
Communication Services	9.3%
Industrials	6.8%
Materials	5.9%
Energy	4.9%
Consumer Staples	4.8%
Health Care	3.1%
Utilities	2.5%
Real Estate	1.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	10.6%
Tencent Holdings, Ltd.	3.7%
Alibaba Group Holding, Ltd.	2.4%
Infosys, Ltd.	1.6%
Samsung Electronics Co., Ltd.	1.4%
SK Hynix, Inc.	1.3%
Bank of China, Ltd.	1.2%
China Tower Corp., Ltd.	1.2%
China Construction Bank Corp.	1.1%
Gree Electric Appliances, Inc. of Zhuhai	1.1%

Country Weighting (% of net assets)

Value	Value
China	27.8%
Taiwan	20.1%
India	19.9%
South Korea	9.1%
Brazil	4.3%
Saudi Arabia	4.1%
South Africa	2.8%
Malaysia	1.8%
Indonesia	1.8%
Thailand	1.6%
Other Countries	7.8%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Emerging Markets Fund

TSR-AR 123124-SBEMX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill International Small Cap Fund - Retail (SBHSX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 7.65% against a return of 1.82% for the MSCI EAFE Small Cap Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were the United Kingdom, Japan, and Italy. Construction and engineering stocks in the United Kingdom were main drivers of the country’s higher return on outlook improvements and strong results in the industry. In Japan, automotive parts and equipment manufacturers contributed positively as the weaker yen benefitted exporters. Diversified banks provided a boost to Italy’s performance as elevated interest rates increased profitability.

  The three countries that detracted most from the Fund’s returns on an absolute basis were France, Switzerland, and Finland. France, where semiconductor and IT consulting companies underperformed, fell due to political turmoil, a growing budget deficit, and weaker demand from China for luxury goods. In Switzerland, semiconductor stocks dropped on disappointing earnings and outlooks. In Finland, real estate operating companies and IT consultants detracted.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$118	1.14%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH International Small Cap - Retail	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA Investable Market Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,653	$10,959	$9,540
Dec-2016	$11,247	$11,198	$9,960
Dec-2017	$14,436	$14,895	$12,731
Dec-2018	$10,978	$12,230	$10,852
Dec-2019	$12,794	$15,283	$13,200
Dec-2020	$12,089	$17,170	$14,667
Dec-2021	$13,658	$18,904	$15,918
Dec-2022	$11,840	$14,860	$13,278
Dec-2023	$13,863	$16,817	$15,352
Dec-2024	$14,924	$17,122	$16,156

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
BPER Banca	1.09	0.79
Yangzijiang Shipbuilding Holdings, Ltd.	0.76	0.53
Keller Group PLC	0.91	0.52
Currys PLC	0.84	0.50
Codan, Ltd.	0.67	0.50
Bottom 5
Embracer Group A.B.	0.14	-0.18
SSAB A.B.	0.23	-0.19
UT Group Co., Ltd.	0.24	-0.20
Kobe Steel, Ltd.	1.09	-0.23
Proximus S.A.D.P.	0.51	-0.23

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH International Small Cap - Retail	7.65%	3.13%	4.08%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%
MSCI ACWI ex-USA Investable Market Index	5.23%	4.12%	4.91%

Performance information for the Retail Class shares prior to their inception date (06/30/2014) is based on the performance of the Institutional Class.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$69,126,924
Number of Portfolio Holdings	291
Portfolio Turnover	102%
Total Advisory Fees Paid	$415,731
Total Advisory Fees Paid %	0.50%

Sector Weighting (% of net assets)

Value	Value
Industrials	23.3%
Consumer Discretionary	13.4%
Financials	12.7%
Real Estate	10.4%
Information Technology	9.0%
Materials	9.0%
Consumer Staples	6.2%
Health Care	5.7%
Communication Services	3.6%
Energy	2.9%
Utilities	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Currys PLC	1.2%
Sydbank A/S	1.1%
Betsson A.B.	1.1%
SANKYO Co., Ltd.	1.1%
Bank of Georgia Group PLC	1.0%
Yangzijiang Shipbuilding Holdings, Ltd.	1.0%
Ambea A.B.	1.0%
Kier Group PLC	1.0%
Kobe Steel, Ltd.	1.0%
Marks & Spencer Group PLC	1.0%

Country Weighting (% of net assets)

Value	Value
Japan	36.7%
United Kingdom	14.4%
Australia	9.2%
Sweden	4.8%
Switzerland	3.7%
France	3.5%
Israel	3.4%
Italy	3.2%
Germany	3.1%
Norway	2.7%
Other Countries	14.1%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill International Small Cap Fund

TSR-AR 123124-SBHSX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill International Small Cap Fund - Institutional (SBSIX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill International Small Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 7.77% against a return of 1.82% for the MSCI EAFE Small Cap Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were the United Kingdom, Japan, and Italy. Construction and engineering stocks in the United Kingdom were main drivers of the country’s higher return on outlook improvements and strong results in the industry. In Japan, automotive parts and equipment manufacturers contributed positively as the weaker yen benefitted exporters. Diversified banks provided a boost to Italy’s performance as elevated interest rates increased profitability.

  The three countries that detracted most from the Fund’s returns on an absolute basis were France, Switzerland, and Finland. France, where semiconductor and IT consulting companies underperformed, fell due to political turmoil, a growing budget deficit, and weaker demand from China for luxury goods. In Switzerland, semiconductor stocks dropped on disappointing earnings and outlooks. In Finland, real estate operating companies and IT consultants detracted.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$110	1.06%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH International Small Cap - Inst	MSCI EAFE Small Cap Index	MSCI ACWI ex-USA Investable Market Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$266,610	$273,971	$238,499
Dec-2016	$281,874	$279,954	$249,010
Dec-2017	$363,101	$372,372	$318,269
Dec-2018	$277,066	$305,755	$271,304
Dec-2019	$323,344	$382,082	$329,992
Dec-2020	$306,038	$429,239	$366,681
Dec-2021	$346,408	$472,596	$397,941
Dec-2022	$300,705	$371,506	$331,955
Dec-2023	$352,532	$420,413	$383,810
Dec-2024	$379,909	$428,046	$403,894

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
BPER Banca	1.09	0.79
Yangzijiang Shipbuilding Holdings, Ltd.	0.76	0.53
Keller Group PLC	0.91	0.52
Currys PLC	0.84	0.50
Codan, Ltd.	0.67	0.50
Bottom 5
Embracer Group A.B.	0.14	-0.18
SSAB A.B.	0.23	-0.19
UT Group Co., Ltd.	0.24	-0.20
Kobe Steel, Ltd.	1.09	-0.23
Proximus S.A.D.P.	0.51	-0.23

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH International Small Cap - Inst	7.77%	3.28%	4.27%
MSCI EAFE Small Cap Index	1.82%	2.30%	5.52%
MSCI ACWI ex-USA Investable Market Index	5.23%	4.12%	4.91%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$69,126,924
Number of Portfolio Holdings	291
Portfolio Turnover	102%
Total Advisory Fees Paid	$415,731
Total Advisory Fees Paid %	0.50%

Sector Weighting (% of net assets)

Value	Value
Industrials	23.3%
Consumer Discretionary	13.4%
Financials	12.7%
Real Estate	10.4%
Information Technology	9.0%
Materials	9.0%
Consumer Staples	6.2%
Health Care	5.7%
Communication Services	3.6%
Energy	2.9%
Utilities	2.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Currys PLC	1.2%
Sydbank A/S	1.1%
Betsson A.B.	1.1%
SANKYO Co., Ltd.	1.1%
Bank of Georgia Group PLC	1.0%
Yangzijiang Shipbuilding Holdings, Ltd.	1.0%
Ambea A.B.	1.0%
Kier Group PLC	1.0%
Kobe Steel, Ltd.	1.0%
Marks & Spencer Group PLC	1.0%

Country Weighting (% of net assets)

Value	Value
Japan	36.7%
United Kingdom	14.4%
Australia	9.2%
Sweden	4.8%
Switzerland	3.7%
France	3.5%
Israel	3.4%
Italy	3.2%
Germany	3.1%
Norway	2.7%
Other Countries	14.1%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill International Small Cap Fund

TSR-AR 123124-SBSIX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill International Equity Fund - Retail (CIQRX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 4.49% against a return of 3.82% for the MSCI EAFE Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and the Netherlands. In Japan, trading companies and technology hardware manufacturers contributed positively as the weaker yen benefitted exporters. Positive earnings and increased M&A activity in the United Kingdom boosted returns for diversified banks. In the Netherlands, health care equipment stocks and construction and engineering stocks were the main drivers of positive returns.

  The three countries that detracted most from the Fund’s returns on an absolute basis were France, Australia, and New Zealand. France, where semiconductors and construction machinery stocks underperformed, fell due to political turmoil, a growing budget deficit, and weaker demand from China for luxury goods. Steel companies in Australia were the main drivers of negative returns on fears that a slowdown in economic growth, especially in China, could reduce demand for the commodity. Building products and electric utility companies dragged on New Zealand’s overall return.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$117	1.14%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH International Equity - Retail	MSCI EAFE Index	MSCI ACWI ex-USA Investable Market Index
Oct-2021	$10,000	$10,000	$10,000
Dec-2021	$10,017	$9,995	$9,882
Dec-2022	$8,981	$8,551	$8,243
Dec-2023	$10,873	$10,110	$9,531
Dec-2024	$11,361	$10,497	$10,030

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Mitsubishi Motors Corp.	0.44	0.43
Banco de Sabadell S.A.	0.50	0.41
Heidelberg Materials A.G.	0.92	0.39
Canon, Inc.	1.18	0.35
International Consolidated Airlines Group S.A.	0.34	0.35
Bottom 5
Mazda Motor Corp.	0.36	-0.26
JD Sports Fashion PLC	0.31	-0.26
Nestle S.A.	1.07	-0.32
STMicroelectronics N.V.	0.54	-0.33
Fortescue, Ltd.	0.92	-0.43

Average Annual Total Returns

	1 Year	Since Inception (10/27/2021)
SBH International Equity - Retail	4.49%	4.10%
MSCI EAFE Index	3.82%	1.54%
MSCI ACWI ex-USA Investable Market Index	5.23%	0.09%

The quoted performance reflects the past performance of Segall Bryant & Hamill International Fund LP, an unregistered limited partnership managed by the portfolio managers of the Fund.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$2,510,424
Number of Portfolio Holdings	320
Portfolio Turnover	111%
Total Advisory Fees Paid	$0
Total Advisory Fees Paid %	0.00%

Sector Weighting (% of net assets)

Value	Value
Financials	21.9%
Industrials	17.2%
Health Care	12.2%
Consumer Discretionary	11.1%
Information Technology	8.5%
Consumer Staples	8.0%
Materials	6.0%
Communication Services	4.7%
Energy	3.7%
Utilities	3.0%
Real Estate	2.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.0%
Shell PLC	1.9%
British American Tobacco PLC	1.4%
Honda Motor Co., Ltd.	1.4%
GSK PLC	1.3%
Roche Holding A.G.	1.3%
Deutsche Bank A.G.	1.3%
KDDI Corp.	1.2%
Canon, Inc.	1.2%
Cie de Saint-Gobain S.A.	1.2%

Country Weighting (% of net assets)

Value	Value
Japan	23.0%
United Kingdom	14.7%
France	10.5%
Switzerland	9.0%
Germany	8.7%
Australia	7.0%
Netherlands	4.0%
Sweden	4.0%
Italy	3.0%
Denmark	2.5%
Other Countries	12.2%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill International Equity Fund

TSR-AR 123124-CIQRX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill International Equity Fund - Institutional (CIEQX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 4.58% against a return of 3.82% for the MSCI EAFE Index and 5.23% for the Fund’s broad-based securities market index, the MSCI ACWI ex-USA IMI Index.

  The three countries that contributed most to the Fund’s returns on an absolute basis were Japan, the United Kingdom, and the Netherlands. In Japan, trading companies and technology hardware manufacturers contributed positively as the weaker yen benefitted exporters. Positive earnings and increased M&A activity in the United Kingdom boosted returns for diversified banks. In the Netherlands, health care equipment stocks and construction and engineering stocks were the main drivers of positive returns.

  The three countries that detracted most from the Fund’s returns on an absolute basis were France, Australia, and New Zealand. France, where semiconductors and construction machinery stocks underperformed, fell due to political turmoil, a growing budget deficit, and weaker demand from China for luxury goods. Steel companies in Australia were the main drivers of negative returns on fears that a slowdown in economic growth, especially in China, could reduce demand for the commodity. Building products and electric utility companies dragged on New Zealand’s overall return.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$101	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH International Equity - Inst	MSCI EAFE Index	MSCI ACWI ex-USA Investable Market Index
Oct-2021	$250,000	$250,000	$250,000
Dec-2021	$250,474	$249,881	$247,050
Dec-2022	$224,906	$213,769	$206,085
Dec-2023	$272,656	$252,756	$238,277
Dec-2024	$285,153	$262,420	$250,746

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Mitsubishi Motors Corp.	0.44	0.43
Banco de Sabadell S.A.	0.50	0.41
Heidelberg Materials A.G.	0.92	0.39
Canon, Inc.	1.18	0.35
International Consolidated Airlines Group S.A.	0.34	0.35
Bottom 5
Mazda Motor Corp.	0.36	-0.26
JD Sports Fashion PLC	0.31	-0.26
Nestle S.A.	1.07	-0.32
STMicroelectronics N.V.	0.54	-0.33
Fortescue, Ltd.	0.92	-0.43

Average Annual Total Returns

	1 Year	Since Inception (10/27/2021)
SBH International Equity - Inst	4.58%	4.23%
MSCI EAFE Index	3.82%	1.54%
MSCI ACWI ex-USA Investable Market Index	5.23%	0.09%

The quoted performance reflects the past performance of Segall Bryant & Hamill International Fund LP, an unregistered limited partnership managed by the portfolio managers of the Fund.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$2,510,424
Number of Portfolio Holdings	320
Portfolio Turnover	111%
Total Advisory Fees Paid	$0
Total Advisory Fees Paid %	0.00%

Sector Weighting (% of net assets)

Value	Value
Financials	21.9%
Industrials	17.2%
Health Care	12.2%
Consumer Discretionary	11.1%
Information Technology	8.5%
Consumer Staples	8.0%
Materials	6.0%
Communication Services	4.7%
Energy	3.7%
Utilities	3.0%
Real Estate	2.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Novartis A.G.	2.0%
Shell PLC	1.9%
British American Tobacco PLC	1.4%
Honda Motor Co., Ltd.	1.4%
GSK PLC	1.3%
Roche Holding A.G.	1.3%
Deutsche Bank A.G.	1.3%
KDDI Corp.	1.2%
Canon, Inc.	1.2%
Cie de Saint-Gobain S.A.	1.2%

Country Weighting (% of net assets)

Value	Value
Japan	23.0%
United Kingdom	14.7%
France	10.5%
Switzerland	9.0%
Germany	8.7%
Australia	7.0%
Netherlands	4.0%
Sweden	4.0%
Italy	3.0%
Denmark	2.5%
Other Countries	12.2%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill International Equity Fund

TSR-AR 123124-CIEQX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Global All Cap Fund - Retail (WTMVX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 16.28% against a return of 18.67% for the Fund’s broad-based securities market index, the MSCI World Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Within Financials, the outperformance was driven by an accommodative macroeconomic backdrop in the U.S., with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., ServiceNow, Inc. and JPMorgan Chase & Co. Marvell Technology, Inc. delivered better-than-expected results due to accelerating growth in artificial intelligence (“AI”) semiconductors and a recovery in its other cyclical end markets.

  The two sectors that detracted from the Fund’s returns on an absolute basis were Health Care and Materials. Within Health Care, the Fund’s positions in names providing GLP-1 inputs/products were the primary sources of weakness. The three individual securities that detracted the most on an absolute basis were Bachem Holding A.G., Renesas Electronics Corp., and Adobe, Inc. At Adobe, Inc., a lack of monetization and pricing related to AI applications along with worries related to increasing competition caused the shares to underperform, in our view.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$89	0.82%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Global All Cap - Retail	MSCI World Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,944	$9,913
Dec-2016	$10,797	$10,657
Dec-2017	$12,909	$13,045
Dec-2018	$11,786	$11,908
Dec-2019	$14,775	$15,203
Dec-2020	$15,211	$17,621
Dec-2021	$19,139	$21,465
Dec-2022	$15,563	$17,571
Dec-2023	$18,928	$21,751
Dec-2024	$22,010	$25,812

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Marvell Technology, Inc.	2.48	1.53
ServiceNow, Inc.	2.50	1.11
JPMorgan Chase & Co.	2.70	1.04
Fair Isaac Corp.	1.73	1.00
Quanta Services, Inc.	2.42	0.91
Bottom 5
Mondelez International, Inc.	1.49	-0.20
Perrigo Co. PLC	0.62	-0.22
Adobe, Inc.	1.27	-0.24
Renesas Electronics Corp.	0.12	-0.27
Bachem Holding A.G.	0.52	-0.37

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Global All Cap - Retail	16.28%	8.30%	8.21%
MSCI World Index	18.67%	11.17%	9.95%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$35,482,850
Number of Portfolio Holdings	57
Portfolio Turnover	25%
Total Advisory Fees Paid	$52,793
Total Advisory Fees Paid %	0.15%

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.4%
Financials	14.9%
Industrials	14.2%
Consumer Discretionary	12.5%
Health Care	10.5%
Consumer Staples	7.1%
Communication Services	5.1%
Energy	2.9%
Materials	2.4%
Real Estate	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.0%
ServiceNow, Inc.	3.2%
Marvell Technology, Inc.	3.1%
Visa, Inc.	2.9%
Alphabet, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
Apple, Inc.	2.6%
Constellation Software, Inc.	2.5%
Reinsurance Group of America, Inc.	2.3%
Nintendo Co., Ltd.	2.3%

Country Weighting (% of net assets)

Value	Value
United States	58.9%
United Kingdom	7.8%
Canada	7.6%
Belgium	4.1%
France	3.9%
Switzerland	3.7%
Ireland	2.6%
Japan	2.3%
Spain	1.5%
Italy	1.4%
Other Countries	3.6%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Global All Cap Fund

TSR-AR 123124-WTMVX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Global All Cap Fund - Institutional (WIMVX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Global All Cap Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 16.36% against a return of 18.67% for the Fund’s broad-based securities market index, the MSCI World Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Industrials, and Financials. Within Financials, the outperformance was driven by an accommodative macroeconomic backdrop in the U.S., with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Marvell Technology, Inc., ServiceNow, Inc. and JPMorgan Chase & Co. Marvell Technology, Inc. delivered better-than-expected results due to accelerating growth in artificial intelligence (“AI”) semiconductors and a recovery in its other cyclical end markets.

  The two sectors that detracted from the Fund’s returns on an absolute basis were Health Care and Materials. Within Health Care, the Fund’s positions in names providing GLP-1 inputs/products were the primary sources of weakness. The three individual securities that detracted the most on an absolute basis were Bachem Holding A.G., Renesas Electronics Corp., and Adobe, Inc. At Adobe, Inc., a lack of monetization and pricing related to AI applications along with worries related to increasing competition caused the shares to underperform, in our view.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$80	0.74%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Global All Cap - Inst	MSCI World Index
Dec-2014	$250,000	$250,000
Dec-2015	$248,953	$247,822
Dec-2016	$270,440	$266,435
Dec-2017	$323,942	$326,117
Dec-2018	$296,297	$297,707
Dec-2019	$371,999	$380,083
Dec-2020	$383,296	$440,525
Dec-2021	$482,735	$536,636
Dec-2022	$393,197	$439,282
Dec-2023	$479,187	$543,774
Dec-2024	$557,568	$645,302

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Marvell Technology, Inc.	2.48	1.53
ServiceNow, Inc.	2.50	1.11
JPMorgan Chase & Co.	2.70	1.04
Fair Isaac Corp.	1.73	1.00
Quanta Services, Inc.	2.42	0.91
Bottom 5
Mondelez International, Inc.	1.49	-0.20
Perrigo Co. PLC	0.62	-0.22
Adobe, Inc.	1.27	-0.24
Renesas Electronics Corp.	0.12	-0.27
Bachem Holding A.G.	0.52	-0.37

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Global All Cap - Inst	16.36%	8.43%	8.35%
MSCI World Index	18.67%	11.17%	9.95%

Performance information for the Institutional Class shares prior to their inception date (09/28/2007) is based on the performance of the Retail Class.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$35,482,850
Number of Portfolio Holdings	57
Portfolio Turnover	25%
Total Advisory Fees Paid	$52,793
Total Advisory Fees Paid %	0.15%

Sector Weighting (% of net assets)

Value	Value
Information Technology	26.4%
Financials	14.9%
Industrials	14.2%
Consumer Discretionary	12.5%
Health Care	10.5%
Consumer Staples	7.1%
Communication Services	5.1%
Energy	2.9%
Materials	2.4%
Real Estate	1.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.0%
ServiceNow, Inc.	3.2%
Marvell Technology, Inc.	3.1%
Visa, Inc.	2.9%
Alphabet, Inc.	2.8%
JPMorgan Chase & Co.	2.7%
Apple, Inc.	2.6%
Constellation Software, Inc.	2.5%
Reinsurance Group of America, Inc.	2.3%
Nintendo Co., Ltd.	2.3%

Country Weighting (% of net assets)

Value	Value
United States	58.9%
United Kingdom	7.8%
Canada	7.6%
Belgium	4.1%
France	3.9%
Switzerland	3.7%
Ireland	2.6%
Japan	2.3%
Spain	1.5%
Italy	1.4%
Other Countries	3.6%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Global All Cap Fund

TSR-AR 123124-WIMVX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Short Term Plus Fund - Retail (SBHPX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 5.19% against a return of 4.36% for the Bloomberg 1-3 Year US Government/Credit Index and 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The Fund primarily holds short-maturity 0-3 year securities. During 2024, short assets outperformed all other maturities as the yield curve steepened and normalized. Over the course of the year, 1-year yields decreased 62 basis points, 2-year yields remained flat, and 30-year yields increased 75 basis points.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment grade corporate securities had excess returns of 2.46% during the year.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 3.37% during the period. The Fund’s underweight to financials was a detractor. Financials outperformed all other sectors.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$48	0.47%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Short Term Plus - Retail	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$10,000	$10,000	$10,000
Dec-2018	$10,020	$10,052	$10,091
Dec-2019	$10,377	$10,457	$10,971
Dec-2020	$10,590	$10,806	$11,795
Dec-2021	$10,565	$10,755	$11,613
Dec-2022	$10,346	$10,358	$10,102
Dec-2023	$10,873	$10,836	$10,660
Dec-2024	$11,437	$11,308	$10,794

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$15,418,190
Number of Portfolio Holdings	72
Portfolio Turnover	58%
Total Advisory Fees Paid	$0
Total Advisory Fees Paid %	0.00%
Average maturity (years)	1.70
30-day SEC yield (with waivers)	4.29%
30-day SEC yield (without waivers)	2.65%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Retail	5.19%	1.96%	2.25%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	58.6%
Utility	19.9%
U.S. Treasury Obligations	10.7%
Asset Backed Securities	7.2%
Finance	2.0%
Municipal Bonds	0.4%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	0.2
AAA	5.8
AA	13.8
A	9.8
BBB	58.1
BB	11.1
B	1.2

Duration Distribution

Duration	% Portfolio
0-1 yr	32.1
1-2 yrs	26.6
2-3 yrs	36.6
3-4 yrs	4.7

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Short Term Plus Fund

TSR-AR 123124-SBHPX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Short Term Plus Fund - Institutional (SBAPX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Short Term Plus Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 5.17% against a return of 4.36% for the Bloomberg 1-3 Year US Government/Credit Index and 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  The Fund primarily holds short-maturity 0-3 year securities. During 2024, short assets outperformed all other maturities as the yield curve steepened and normalized. Over the course of the year, 1-year yields decreased 62 basis points, 2-year yields remained flat, and 30-year yields increased 75 basis points.

  Sector selection had a positive impact on performance. The Fund was overweight corporate securities and underweight U.S. Treasury securities. Investment grade corporate securities had excess returns of 2.46% during the year.

  Security selection had a positive impact on performance. The Fund benefited from its holdings in BB-rated securities, which had an excess return of 3.37% during the period. The Fund’s underweight to financials was a detractor. Financials outperformed all other sectors.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.40%

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH Short Term Plus - Inst	Bloomberg 1-3 Year US Government/Credit Index	Bloomberg U.S. Aggregate Bond Index
Dec-2018	$250,000	$250,000	$250,000
Dec-2018	$250,500	$251,304	$252,287
Dec-2019	$259,557	$261,430	$274,278
Dec-2020	$265,225	$270,145	$294,867
Dec-2021	$265,084	$268,868	$290,321
Dec-2022	$259,848	$258,955	$252,549
Dec-2023	$273,286	$270,900	$266,512
Dec-2024	$287,421	$282,698	$269,844

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$15,418,190
Number of Portfolio Holdings	72
Portfolio Turnover	58%
Total Advisory Fees Paid	$0
Total Advisory Fees Paid %	0.00%
Average maturity (years)	1.70
30-day SEC yield (with waivers)	4.09%
30-day SEC yield (without waivers)	3.27%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/14/2018)
SBH Short Term Plus - Inst	5.17%	2.06%	2.33%
Bloomberg 1-3 Year US Government/Credit Index	4.36%	1.58%	2.05%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.27%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	58.6%
Utility	19.9%
U.S. Treasury Obligations	10.7%
Asset Backed Securities	7.2%
Finance	2.0%
Municipal Bonds	0.4%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	0.2
AAA	5.8
AA	13.8
A	9.8
BBB	58.1
BB	11.1
B	1.2

Duration Distribution

Duration	% Portfolio
0-1 yr	32.1
1-2 yrs	26.6
2-3 yrs	36.6
3-4 yrs	4.7

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Short Term Plus Fund

TSR-AR 123124-SBAPX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Plus Bond Fund - Retail (WTIBX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 1.99% against a return of 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Security selection positively impacted performance, driven by an overweight toward intermediate corporate bonds and an allocation to high-yield corporate bonds. Intermediate corporate bonds outperformed longer-term corporate bonds, returning 4.22% vs. -1.95%, while high-yield corporate bonds generated an excess return of 5.02%. The Fund’s mortgage-backed securities (“MBS”) holdings also performed better than those in the index. Higher-coupon MBS outperformed lower-coupon MBS. The Fund’s U.S. Treasury holdings, due to their longer duration, underperformed those in the index.

  Sector selection had a positive impact on performance. The Fund was overweight corporate bonds vs. the index and underweight U.S. Treasury securities. Investment-grade corporate bonds within the index posted +2.46% excess returns vs. U.S. Treasury securities.

  The Fund’s duration was slightly shorter than the index’s duration, having a positive impact on performance as interest rates increased.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$56	0.55%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Plus Bond - Retail	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,001	$10,055
Dec-2016	$10,382	$10,321
Dec-2017	$10,874	$10,687
Dec-2018	$10,855	$10,688
Dec-2019	$11,810	$11,620
Dec-2020	$12,812	$12,492
Dec-2021	$12,738	$12,299
Dec-2022	$11,065	$10,699
Dec-2023	$11,891	$11,291
Dec-2024	$12,128	$11,432

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$744,353,484
Number of Portfolio Holdings	144
Portfolio Turnover	36%
Total Advisory Fees Paid	$1,741,359
Total Advisory Fees Paid %	0.23%
Average maturity (years)	8.40
30-day SEC yield (with waivers)	4.47%
30-day SEC yield (without waivers)	4.36%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Plus Bond - Retail	1.99%	0.53%	1.95%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	29.9%
Industrial	23.6%
U.S. Treasury Obligations	22.4%
Finance	8.1%
Utility	7.5%
Asset Backed Securities	3.7%
Municipal Bonds	2.0%
Residential Mortgage-Backed Securities	0.1%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	2.4
AAA	54.8
AA	1.6
A	9.7
BBB	19.4
BB	8.1
B & Below	2.5
Not Rated	1.6

Duration Distribution

Duration	% Portfolio
0-1 yr	8.1
1-3 yrs	14.3
3-4 yrs	13.8
4-6 yrs	18.3
6-8 yrs	30.2
8+ yrs	15.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Plus Bond Fund

TSR-AR 123124-WTIBX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Plus Bond Fund - Institutional (WIIBX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 2.17% against a return of 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Security selection positively impacted performance, driven by an overweight toward intermediate corporate bonds and an allocation to high-yield corporate bonds. Intermediate corporate bonds outperformed longer-term corporate bonds, returning 4.22% vs. -1.95%, while high-yield corporate bonds generated an excess return of 5.02%. The Fund’s mortgage-backed securities (“MBS”) holdings also performed better than those in the index. Higher-coupon MBS outperformed lower-coupon MBS. The Fund’s U.S. Treasury holdings, due to their longer duration, underperformed those in the index.

  Sector selection had a positive impact on performance. The Fund was overweight corporate bonds vs. the index and underweight U.S. Treasury securities. Investment-grade corporate bonds within the index posted +2.46% excess returns vs. U.S. Treasury securities.

  The Fund’s duration was slightly shorter than the index’s duration, having a positive impact on performance as interest rates increased.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$40	0.40%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Plus Bond - Inst	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$250,000	$250,000
Dec-2015	$250,574	$251,375
Dec-2016	$260,614	$258,029
Dec-2017	$273,144	$267,168
Dec-2018	$273,298	$267,198
Dec-2019	$297,622	$290,490
Dec-2020	$323,372	$312,295
Dec-2021	$321,960	$307,480
Dec-2022	$280,273	$267,476
Dec-2023	$301,553	$282,265
Dec-2024	$308,086	$285,794

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$744,353,484
Number of Portfolio Holdings	144
Portfolio Turnover	36%
Total Advisory Fees Paid	$1,741,359
Total Advisory Fees Paid %	0.23%
Average maturity (years)	8.40
30-day SEC yield (with waivers)	4.62%
30-day SEC yield (without waivers)	4.50%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Plus Bond - Inst	2.17%	0.69%	2.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Mortgage-Backed Securities Passthrough	29.9%
Industrial	23.6%
U.S. Treasury Obligations	22.4%
Finance	8.1%
Utility	7.5%
Asset Backed Securities	3.7%
Municipal Bonds	2.0%
Residential Mortgage-Backed Securities	0.1%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	2.4
AAA	54.8
AA	1.6
A	9.7
BBB	19.4
BB	8.1
B & Below	2.5
Not Rated	1.6

Duration Distribution

Duration	% Portfolio
0-1 yr	8.1
1-3 yrs	14.3
3-4 yrs	13.8
4-6 yrs	18.3
6-8 yrs	30.2
8+ yrs	15.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Plus Bond Fund

TSR-AR 123124-WIIBX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Quality High Yield Fund - Retail (WTLTX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 5.53% against a return of 8.19% for the Bloomberg U.S. High Yield – 2% Issuer Capped Index and 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Compared to the Bloomberg U.S. High Yield – 2% Issuer Capped Index, security selection had a negligible impact on performance. Credit quality positioning had the biggest impact on returns. Rating category returns for the year were 4.61% for intermediate BBBs, 6.30% for BBs, 7.38% for Bs, and 15.09% for CCCs. The Fund’s overweight to BBBs and underweight to CCCs were the main detractors. The Fund’s duration was about even compared to this index and not a driver of performance.

  Compared to the Bloomberg U.S. Aggregate Bond Index, the Fund had a shorter duration and a higher average yield. These two factors were the primary drivers of outperformance compared to this index.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$87	0.85%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Quality High Yield - Retail	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,836	$9,557	$10,055
Dec-2016	$11,091	$11,194	$10,321
Dec-2017	$11,777	$12,033	$10,687
Dec-2018	$11,518	$11,783	$10,688
Dec-2019	$12,925	$13,470	$11,620
Dec-2020	$13,869	$14,419	$12,492
Dec-2021	$14,304	$15,178	$12,299
Dec-2022	$12,910	$13,481	$10,699
Dec-2023	$14,479	$15,293	$11,291
Dec-2024	$15,280	$16,546	$11,432

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$65,714,033
Number of Portfolio Holdings	67
Portfolio Turnover	13%
Total Advisory Fees Paid	$222,812
Total Advisory Fees Paid %	0.33%
Average maturity (years)	4.23
30-day SEC yield (with waivers)	5.42%
30-day SEC yield (without waivers)	5.33%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Quality High Yield - Retail	5.53%	3.40%	4.33%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	78.5%
Finance	11.3%
Utility	6.9%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	1.9
BBB	15.7
BB	62.7
B & Below	16.8
Not Rated	2.9

Duration Distribution

Duration	% Portfolio
0-1 yr	10.0
1-3 yrs	45.0
3-4 yrs	24.4
4-6 yrs	14.6
6-8 yrs	2.8
8+ yrs	3.2

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Quality High Yield Fund

TSR-AR 123124-WTLTX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Quality High Yield Fund - Institutional (WILTX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Quality High Yield Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 5.76% against a return of 8.19% for the Bloomberg U.S. High Yield – 2% Issuer Capped Index and 1.25% for the Fund’s broad-based securities market index, the Bloomberg U.S. Aggregate Bond Index.

  Compared to the Bloomberg U.S. High Yield – 2% Issuer Capped Index, security selection had a negligible impact on performance. Credit quality positioning had the biggest impact on returns. Rating category returns for the year were 4.61% for intermediate BBBs, 6.30% for BBs, 7.38% for Bs, and 15.09% for CCCs. The Fund’s overweight to BBBs and underweight to CCCs were the main detractors. The Fund’s duration was about even compared to this index and not a driver of performance.

  Compared to the Bloomberg U.S. Aggregate Bond Index, the Fund had a shorter duration and a higher average yield. These two factors were the primary drivers of outperformance compared to this index.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$72	0.70%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Quality High Yield - Inst	Bloomberg U.S. High Yield - 2% Issuer Capped Index	Bloomberg U.S. Aggregate Bond Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$246,232	$238,915	$251,375
Dec-2016	$278,498	$279,841	$258,029
Dec-2017	$296,178	$300,837	$267,168
Dec-2018	$290,257	$294,567	$267,198
Dec-2019	$325,957	$336,745	$290,490
Dec-2020	$350,089	$360,477	$312,295
Dec-2021	$361,744	$379,441	$307,480
Dec-2022	$327,354	$337,013	$267,476
Dec-2023	$367,329	$382,319	$282,265
Dec-2024	$388,484	$413,643	$285,794

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$65,714,033
Number of Portfolio Holdings	67
Portfolio Turnover	13%
Total Advisory Fees Paid	$222,812
Total Advisory Fees Paid %	0.33%
Average maturity (years)	4.23
30-day SEC yield (with waivers)	5.57%
30-day SEC yield (without waivers)	5.47%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Quality High Yield - Inst	5.76%	3.57%	4.51%
Bloomberg U.S. High Yield - 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Industrial	78.5%
Finance	11.3%
Utility	6.9%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	1.9
BBB	15.7
BB	62.7
B & Below	16.8
Not Rated	2.9

Duration Distribution

Duration	% Portfolio
0-1 yr	10.0
1-3 yrs	45.0
3-4 yrs	24.4
4-6 yrs	14.6
6-8 yrs	2.8
8+ yrs	3.2

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Quality High Yield Fund

TSR-AR 123124-WILTX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Municipal Opportunities Fund - Retail (WTTAX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 3.05% against a return of 0.88% for the Bloomberg 1-15 Year Municipal Blend Index and 1.05% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our focus on curve positioning, income generation and a municipal valuation framework were the largest drivers of the Fund’s outperformance during the period.

  We started the year with an inverted curve (when short term yields are higher than long term yields) that then began sloping upward. We positioned the Fund by reducing allocations in parts of the yield curve that were most heavily inverted. The entire yield curve rose between 31 and 72 basis points, proportionately with Treasuries. The maturities with the largest yield moves were in the belly of the curve (7-11 years), while the 14-20 year part of the curve outperformed.

  Our focus on additional income generation by holding securities across the yield curve and use of credit and structure provided an income cushion versus the price moves. This income cushion has heightened importance in higher-volatility rate environments, which we saw at year end.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$61	0.60%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Municipal Opportunities - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2016	$10,000	$10,000	$10,000
Dec-2016	$10,150	$10,070	$10,087
Dec-2017	$10,996	$10,507	$10,637
Dec-2018	$11,142	$10,673	$10,773
Dec-2019	$11,922	$11,360	$11,585
Dec-2020	$12,701	$11,897	$12,189
Dec-2021	$13,047	$12,000	$12,374
Dec-2022	$11,579	$11,286	$11,319
Dec-2023	$12,198	$11,880	$12,044
Dec-2024	$12,569	$11,984	$12,171

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$183,769,741
Number of Portfolio Holdings	140
Portfolio Turnover	95%
Total Advisory Fees Paid	$446,642
Total Advisory Fees Paid %	0.25%
Average maturity (years)	8.73
30-day SEC yield (with waivers)	3.97%
30-day SEC yield (without waivers)	3.20%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Retail	3.05%	1.06%	2.88%
Bloomberg 1-15 Year Municipal Blend Index	0.88%	1.08%	2.28%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.47%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	63.1%
General Obligation	15.4%
Industrial	4.4%
Local Authority	4.1%
Variable Rate Demand Note	3.8%
U.S. Treasury Obligations	3.5%
Certificate Participation	0.0%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	5.6
AAA	22.9
AA	28.5
A	21.8
BBB	6.4
BB	8.0
Not Rated	6.9

Duration Distribution

Duration	% Portfolio
0-1 yr	21.0
1-3 yrs	20.5
3-4 yrs	9.8
4-6 yrs	7.5
6-8 yrs	9.8
8+ yrs	31.4

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-AR 123124-WTTAX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Municipal Opportunities Fund - Institutional (WITAX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Municipal Opportunities Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 3.09% against a return of 0.88% for the Bloomberg 1-15 Year Municipal Blend Index and 1.05% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our focus on curve positioning, income generation and a municipal valuation framework were the largest drivers of the Fund’s outperformance during the period.

  We started the year with an inverted curve (when short term yields are higher than long term yields) that then began sloping upward. We positioned the Fund by reducing allocations in parts of the yield curve that were most heavily inverted. The entire yield curve rose between 31 and 72 basis points, proportionately with Treasuries. The maturities with the largest yield moves were in the belly of the curve (7-11 years), while the 14-20 year part of the curve outperformed.

  Our focus on additional income generation by holding securities across the yield curve and use of credit and structure provided an income cushion versus the price moves. This income cushion has heightened importance in higher-volatility rate environments, which we saw at year end.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	SBH Municipal Opportunities - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2016	$250,000	$250,000	$250,000
Dec-2016	$253,750	$251,760	$252,187
Dec-2017	$275,511	$262,663	$265,926
Dec-2018	$279,525	$266,814	$269,336
Dec-2019	$299,632	$283,999	$289,631
Dec-2020	$319,730	$297,437	$304,728
Dec-2021	$328,903	$300,005	$309,352
Dec-2022	$292,368	$282,155	$282,975
Dec-2023	$308,454	$296,991	$301,090
Dec-2024	$317,993	$299,609	$304,263

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$183,769,741
Number of Portfolio Holdings	140
Portfolio Turnover	95%
Total Advisory Fees Paid	$446,642
Total Advisory Fees Paid %	0.25%
Average maturity (years)	8.73
30-day SEC yield (with waivers)	3.43%
30-day SEC yield (without waivers)	3.42%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	Since Inception (12/16/2016)
SBH Municipal Opportunities - Inst	3.09%	1.20%	3.04%
Bloomberg 1-15 Year Municipal Blend Index	0.88%	1.08%	2.28%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.47%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	63.1%
General Obligation	15.4%
Industrial	4.4%
Local Authority	4.1%
Variable Rate Demand Note	3.8%
U.S. Treasury Obligations	3.5%
Certificate Participation	0.0%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	5.6
AAA	22.9
AA	28.5
A	21.8
BBB	6.4
BB	8.0
Not Rated	6.9

Duration Distribution

Duration	% Portfolio
0-1 yr	21.0
1-3 yrs	20.5
3-4 yrs	9.8
4-6 yrs	7.5
6-8 yrs	9.8
8+ yrs	31.4

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Municipal Opportunities Fund

TSR-AR 123124-WITAX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Colorado Tax-Free Fund - Retail (WTCOX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the retail class of the Fund returned 2.39% against a return of 0.88% for the Bloomberg 1-15 Year Municipal Blend Index and 1.05% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our focus on curve positioning, income generation and a municipal valuation framework were the largest drivers of the Fund’s outperformance during the period.

  We started the year with an inverted curve (when short term yields are higher than long term yields) that then began sloping upward. We positioned the Fund by reducing allocations in parts of the yield curve that were most heavily inverted. Over the year, the entire yield curve rose between 31 and 72 basis points proportionately with Treasuries. The maturities with the largest yield moves were in the belly of the curve (7-11 years), while the 14-20 year part of the curve outperformed.

  Our focus on additional income generation by holding securities across the yield curve and use of credit and structure provided an income cushion.

  At year-end, the State of Colorado remains in the top tier of states to be invested in, in our view.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	0.63%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	SBH Colorado Tax Free - Retail	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,302	$10,283	$10,330
Dec-2016	$10,294	$10,284	$10,356
Dec-2017	$10,821	$10,729	$10,920
Dec-2018	$10,896	$10,899	$11,060
Dec-2019	$11,618	$11,601	$11,893
Dec-2020	$12,208	$12,150	$12,513
Dec-2021	$12,437	$12,254	$12,703
Dec-2022	$11,114	$11,525	$11,620
Dec-2023	$11,673	$12,131	$12,364
Dec-2024	$11,952	$12,238	$12,494

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$325,482,674
Number of Portfolio Holdings	173
Portfolio Turnover	45%
Total Advisory Fees Paid	$1,035,916
Total Advisory Fees Paid %	0.31%
Average maturity (years)	10.86
30-day SEC yield (with waivers)	3.41%
30-day SEC yield (without waivers)	3.19%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Retail	2.39%	0.57%	1.80%
Bloomberg 1-15 Year Municipal Blend Index	0.88%	1.08%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	43.6%
General Obligation	15.5%
Certificate Participation	14.6%
Variable Rate Demand Note	12.7%
Local Authority	7.8%
U.S. Treasury Obligations	4.5%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	1.4
AAA	34.0
AA	40.8
A	12.1
BBB	3.8
BB	0.8
Not Rated	7.2

Duration Distribution

Duration	% Portfolio
0-1 yr	29.3
1-3 yrs	16.7
3-4 yrs	6.6
4-6 yrs	2.2
6-8 yrs	5.9
8+ yrs	39.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-AR 123124-WTCOX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Colorado Tax-Free Fund - Institutional (WICOX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Colorado Tax-Free Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the institutional class of the Fund returned 2.53% against a return of 0.88% for the Bloomberg 1-15 Year Municipal Blend Index and 1.05% for the Fund’s broad-based securities market index, the Bloomberg Municipal Bond Index.

  Our focus on curve positioning, income generation and a municipal valuation framework were the largest drivers of the Fund’s outperformance during the period.

  We started the year with an inverted curve (when short term yields are higher than long term yields) that then began sloping upward. We positioned the Fund by reducing allocations in parts of the yield curve that were most heavily inverted. Over the year, the entire yield curve rose between 31 and 72 basis points proportionately with Treasuries. The maturities with the largest yield moves were in the belly of the curve (7-11 years), while the 14-20 year part of the curve outperformed.

  Our focus on additional income generation by holding securities across the yield curve and use of credit and structure provided an income cushion.

  At year-end, the State of Colorado remains in the top tier of states to be invested in, in our view.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$51	0.50%

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

	SBH Colorado Tax Free - Inst	Bloomberg 1-15 Year Municipal Blend Index	Bloomberg Municipal Bond Index
Dec-2014	$250,000	$250,000	$250,000
Dec-2015	$257,538	$257,068	$258,254
Dec-2016	$257,381	$257,093	$258,895
Dec-2017	$271,360	$268,228	$273,000
Dec-2018	$273,341	$272,467	$276,501
Dec-2019	$291,927	$290,016	$297,335
Dec-2020	$307,368	$303,738	$312,834
Dec-2021	$313,548	$306,361	$317,581
Dec-2022	$280,482	$288,133	$290,503
Dec-2023	$294,955	$303,283	$309,099
Dec-2024	$302,403	$305,957	$312,357

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$325,482,674
Number of Portfolio Holdings	173
Portfolio Turnover	45%
Total Advisory Fees Paid	$1,035,916
Total Advisory Fees Paid %	0.31%
Average maturity (years)	10.86
30-day SEC yield (with waivers)	3.38%
30-day SEC yield (without waivers)	3.31%

30-Day SEC Yield is a standard yield calculation that allows for fairer comparisons of bond funds.

Average Annual Total Returns

	1 Year	5 Years	10 Years
SBH Colorado Tax Free - Inst	2.53%	0.71%	1.92%
Bloomberg 1-15 Year Municipal Blend Index	0.88%	1.08%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Performance information for the Institutional Class shares prior to their inception date (04/29/2016) is based on the performance of the Retail Class.

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Revenue	43.6%
General Obligation	15.5%
Certificate Participation	14.6%
Variable Rate Demand Note	12.7%
Local Authority	7.8%
U.S. Treasury Obligations	4.5%

Percentages are based on Total Net Assets. The sector allocation table above does not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Ratings Allocation

Rating	% Portfolio
Cash	1.4
AAA	34.0
AA	40.8
A	12.1
BBB	3.8
BB	0.8
Not Rated	7.2

Duration Distribution

Duration	% Portfolio
0-1 yr	29.3
1-3 yrs	16.7
3-4 yrs	6.6
4-6 yrs	2.2
6-8 yrs	5.9
8+ yrs	39.3

The ratings allocation reflects the Standard & Poor's equivalent ratings category for the higher credit quality rating assigned by either Standard & Poor's or Moody's, each selected due to wide industry usage. The credit ratings range from AAA (highest) to D (lowest). Totals may not sum to 100% due to rounding.

Totals may not sum to 100% due to rounding.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Colorado Tax-Free Fund

TSR-AR 123124-WICOX

Annual Shareholder Report - December 31, 2024

Barrett Growth Fund (BGRWX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Barrett Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the Fund returned 28.35% against a return of 25.02% for the Fund’s broad-based securities market index, the S&P 500® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Consumer Discretionary. Technology stocks, particularly companies that have realized productivity gains from artificial intelligence, outperformed. The election results benefitted financial services firms as investors believe President Trump will support deregulation. The Fund benefited from strong performance among many of its leading names. The three individual securities that contributed the most on an absolute basis were NVIDIA Corp., Ares Management Corp., and Progressive Corp. Ares benefited from the continued strength of its lending business and asset growth.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Energy and Health Care. The demand for energy wavered throughout the year, leading to muted returns for the sector. Health Care stocks also lagged as investors favored high-growth tech stocks over more defensive sectors. The three individual securities that detracted the most on an absolute basis were Zoetis, Inc., Adobe, Inc., and Regeneron Pharmaceuticals, Inc. Adobe was impacted by growing competition to the creative suite of products as well as diminishing pricing power.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$113	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Barrett Growth	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,074	$10,138
Dec-2016	$10,783	$11,351
Dec-2017	$13,049	$13,829
Dec-2018	$12,997	$13,223
Dec-2019	$17,152	$17,386
Dec-2020	$22,124	$20,585
Dec-2021	$26,857	$26,494
Dec-2022	$20,246	$21,696
Dec-2023	$26,912	$27,399
Dec-2024	$34,543	$34,254

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
NVIDIA Corp.	8.40	10.48
Ares Management Corp.	5.16	2.29
Progressive Corp. (The)	3.67	1.86
Amazon.com, Inc.	4.45	1.76
Costco Wholesale Corp.	4.08	1.73
Bottom 5
EnerSys	1.45	-0.11
Starbucks Corp.	1.70	-0.13
Regeneron Pharmaceuticals, Inc.	2.96	-0.23
Adobe, Inc.	1.25	-0.45
Zoetis, Inc.	2.28	-0.58

Average Annual Total Returns

	1 Year	5 Years	10 Years
Barrett Growth	28.35%	15.03%	13.20%
S&P 500® Index	25.02%	14.53%	13.10%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$28,611,285
Number of Portfolio Holdings	34
Portfolio Turnover	8%
Total Advisory Fees Paid	$85,651
Total Advisory Fees Paid %	0.30%

Sector Weighting (% of net assets)

Value	Value
Information Technology	31.7%
Financials	20.9%
Health Care	14.4%
Consumer Discretionary	14.3%
Communication Services	7.2%
Industrials	5.1%
Consumer Staples	3.2%
Materials	2.5%
Energy	0.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.2%
Microsoft Corp.	6.8%
Visa, Inc.	6.4%
Ares Management Corp.	5.9%
Apple, Inc.	5.7%
Alphabet, Inc.	5.7%
Amazon.com, Inc.	4.6%
TJX Cos., Inc. (The)	3.9%
Progressive Corp. (The)	3.8%
Tetra Tech, Inc.	3.8%

Country Weighting (% of net assets)

Value	Value
United States	96.4%
Ireland	3.7%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Barrett Growth Fund

TSR-AR 123124-BGRWX

Annual Shareholder Report - December 31, 2024

Barrett Opportunity Fund (SAOPX)

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Barrett Opportunity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/literature. You can also request this information by contacting us at (800) 392-2673. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the Fund returned 22.65% against a return of 25.02% for the Fund’s broad-based securities market index, the S&P 500® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Financials, Consumer Discretionary, and Industrials. The election results benefitted financial services firms as investors believe President Trump will support deregulation. The three individual securities that contributed the most on an absolute basis were Jefferies Financial Group, Inc., Murphy USA, Inc., and Alphabet, Inc. Alphabet continued to benefit from its artificial intelligence-oriented products. Advertising spend and its cloud business also drove the stock’s outperformance.

  The three sectors that detracted most from the Fund’s returns on an absolute basis were Energy, Real Estate, and Consumer Staples. Demand for energy ebbed and flowed throughout the year. Further, the Federal Reserve Board’s decision to slow its pace of lowering interest rates has created a headwind for the real estate sector. The three individual securities that detracted the most on an absolute basis were Murphy Oil Corp., Rayonier, Inc., and PepsiCo, Inc. In our view, consumer demand for PepsiCo’s products may be shifting due to the rise in obesity drugs.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$110	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Barrett Opportunity	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,706	$10,138
Dec-2016	$11,401	$11,351
Dec-2017	$13,747	$13,829
Dec-2018	$12,464	$13,223
Dec-2019	$14,945	$17,386
Dec-2020	$15,129	$20,585
Dec-2021	$19,942	$26,494
Dec-2022	$18,685	$21,696
Dec-2023	$21,997	$27,399
Dec-2024	$26,979	$34,254

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Jefferies Financial Group, Inc.	9.36	7.05
Murphy USA, Inc.	7.04	2.73
Alphabet, Inc.	8.13	2.70
Bank of New York Mellon Corp. (The)	5.93	2.58
Automatic Data Processing, Inc.	6.97	2.00
Bottom 5
Thermo Fisher Scientific, Inc.	2.86	0.13
Johnson & Johnson	0.38	-
PepsiCo, Inc.	2.36	-0.14
Rayonier, Inc.	1.46	-0.17
Murphy Oil Corp.	4.24	-1.23

Average Annual Total Returns

	1 Year	5 Years	10 Years
Barrett Opportunity	22.65%	12.54%	10.43%
S&P 500® Index	25.02%	14.53%	13.10%

Call (800) 392-2673 or visit www.cisbh.com/funds/literature for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$24,617,689
Number of Portfolio Holdings	17
Portfolio Turnover	0%
Total Advisory Fees Paid	$118,771
Total Advisory Fees Paid %	0.51%

Sector Weighting (% of net assets)

Value	Value
Financials	31.2%
Information Technology	17.3%
Industrials	16.2%
Energy	12.8%
Communication Services	9.3%
Consumer Discretionary	8.9%
Health Care	2.5%
Consumer Staples	1.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Jefferies Financial Group, Inc.	16.6%
General Dynamics Corp.	10.7%
Microsoft Corp.	10.7%
Alphabet, Inc.	9.3%
Shell PLC	8.9%
Bank of New York Mellon Corp. (The)	8.3%
Murphy USA, Inc.	7.8%
Apple, Inc.	6.6%
Automatic Data Processing, Inc.	5.5%
Murphy Oil Corp.	3.9%

Country Weighting (% of net assets)

Value	Value
United States	90.3%
United Kingdom	8.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Barrett Opportunity Fund

TSR-AR 123124-SAOPX

Annual Shareholder Report - December 31, 2024

Segall Bryant & Hamill Select Equity ETF (USSE) NYSE Arca, Inc.

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about Segall Bryant & Hamill Select Equity ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can find additional information about the Fund at www.cisbh.com/funds/etfs. You can also request this information by contacting us at (800) 836-4265. This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.

How did the Fund perform during the reporting period?

  For the year, the ETF returned 24.53% against a return of 24.51% for the Russell 1000® Index and 23.81% for the broad-based securities market index, the Russell 3000® Index.

  The three sectors that contributed most to the Fund’s returns on an absolute basis were Information Technology, Financials, and Industrials. Within Financials, the outperformance was driven by an accommodative macroeconomic backdrop, with the Federal Reserve Board providing a softer landing in interest rates. The three individual securities that contributed the most on an absolute basis were Quanta Services, Inc., Alphabet, Inc., and ServiceNow, Inc. Quanta Services, Inc. outperformed given its exposure to electrification, data center power demand, and grid investments.

  The only two sectors that detracted from the Fund’s returns on an absolute basis were Consumer Staples and Health Care. Within Health Care, the Fund’s positions in pharmaceutical, managed care, and medical device names were the principal sources of weakness. The three individual securities that detracted the most on an absolute basis were McKesson Corp., Mondelez International, Inc., and ASML Holding N.V. At Mondelez International, Inc., rising costs induced fears around the company’s intermediate-term margin profile and the need for additional pricing, in our view.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SBH Select Equity ETF	$73	0.65%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	SBH Select Equity ETF - NAV	Russell 1000® Index	Russell 3000® Index
08/29/23	$10,000	$10,000	$10,000
12/31/23	$10,557	$10,706	$10,709
12/31/24	$13,147	$13,330	$13,258

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Stock Performance

Top 5	Average Weight	Contribution To Return
Quanta Services, Inc.	5.84	2.76
Alphabet, Inc.	7.06	2.35
ServiceNow, Inc.	4.77	2.29
Ares Management Corp.	4.59	2.19
Marvell Technology, Inc.	3.32	2.16
Bottom 5
Becton, Dickinson & Co.	0.59	-0.15
STERIS PLC	3.24	-0.24
ASML Holding N.V.	0.59	-0.25
Mondelez International, Inc.	1.54	-0.27
McKesson Corp.	2.51	-0.46

Average Annual Total Returns

	1 Year	Since Inception (08/29/2023)
SBH Select Equity ETF - NAV	24.53%	22.66%
Russell 1000® Index	24.51%	23.93%
Russell 3000® Index	23.81%	23.43%

Call (800) 836-4265 or visit www.cisbh.com/funds/etfs for current month-end performance.

What did the Fund invest in?

Fund Statistics

Net Assets	$257,735,086
Number of Portfolio Holdings	20
Portfolio Turnover	90%
Total Advisory Fees Paid	$825,971
Total Advisory Fees Paid %	0.49%

Sector Weighting (% of net assets)

Value	Value
Information Technology	41.8%
Financials	24.6%
Consumer Discretionary	11.9%
Health Care	7.5%
Communication Services	7.4%
Industrials	4.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Marvell Technology, Inc.	7.5%
Alphabet, Inc.	7.4%
Microsoft Corp.	6.6%
Apple, Inc.	6.5%
Visa, Inc.	6.0%
ServiceNow, Inc.	5.0%
Ares Management Corp.	4.8%
Reinsurance Group of America, Inc.	4.8%
Quanta Services, Inc.	4.7%
TJX Cos., Inc. (The)	4.6%

Country Weighting (% of net assets)

Value	Value
United States	97.9%

Top ten holdings do not include any cash, cash equivalents or exchange traded fund investments. Holdings are subject to change.

Percentages are based on Total Net Assets. The sector and country allocation tables above do not include any cash or cash equivalents and therefore the percentages may not add up to 100%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.cisbh.com/funds/etfs), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Material Fund Changes

This is a summary of certain planned changes to the Fund since July 1, 2024. For more complete information, you may review the Fund’s current prospectus, as supplemented, at www.cisbh.com/funds or upon request at (800)392-2673.  The parent company of the Fund’s adviser entered into a definitive agreement to take the parent company private, which, if consummated, will result in a change of control of the adviser. There are no plans to make any changes to the Fund resulting from this transaction.

Segall Bryant & Hamill Select Equity ETF

TSR-AR 123124-USSE

Annual Shareholder Report - December 31, 2024

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has made minor amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board of Trustees of the registrant has determined that the registrant has a least one “audit committee financial expert” serving on its audit committee.

(a)(2)	The Board of Trustees has designated Kathryn A. Burns and Lloyd “Chip” Voneiff as the registrant’s “audit committee financial experts.” Ms. Burns and Mr. Voneiff are “independent” as defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements were $219,600 and $218,000, respectively.

(b)	Audit-Related Fees: For the registrant’s fiscal years ended December 31, 2024 and December 31, 2023, no fees were billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees: For the registrant’s fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $52,800 and $58,800, respectively. The fiscal year tax fees were for review of each Fund’s federal and excise tax returns and year-end distributions.

(d)	All Other Fees: For the registrant’s fiscal years ended December 31, 2024 and December 31, 2023, no fees were billed by the principal accountant for products and services other than the services reported in paragraph (a) through (c) of this Item.

(e)(1)	The registrant’s Audit Committee has not adopted pre-approval policies and procedures for specific services, although the Audit Committee chairman may pre-approve audit and non-audit services pursuant to delegated authority, subject to ratification by the Audit Committee at the next meeting. Instead, the Audit Committee approves on a case-by-case basis each audit or non-audit service before engaging the accountant to render such service.

(e)(2)	None of the services described in paragraphs (b) through (d) of this Item were approved by the Audit Committee pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	Aggregate non-audit fees of $52,800 and $58,800 were billed by the registrant’s principal accountant for services rendered to the registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of fiscal year ended December 31, 2024 and December 31, 2023, respectively. All such services were rendered to the registrant.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Lloyd “Chip” Voneiff, Janice M. Teague and Kathryn A. Burns.

(b)	Not applicable.

Item 6. Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Segall Bryant & Hamill Small Cap Value Fund

(Ticker Symbol: Retail - SBRVX; Institutional - SBHVX)

Segall Bryant & Hamill Small Cap Growth Fund

(Ticker Symbol: Retail - WTSGX; Institutional - WISGX)

Segall Bryant & Hamill Small Cap Core Fund

(Ticker Symbol: Retail - SBHCX; Institutional - SBASX)

Segall Bryant & Hamill All Cap Fund

(Ticker Symbol: Retail - SBRAX; Institutional - SBHAX)

Segall Bryant & Hamill Emerging Markets Fund

(Ticker Symbol: Retail - SBHEX; Institutional - SBEMX)

Segall Bryant & Hamill International Small Cap Fund

(Ticker Symbol: Retail - SBHSX; Institutional - SBSIX)

Segall Bryant & Hamill International Equity Fund

(Ticker Symbol: Retail - CIQRX; Institutional - CIEQX)

Segall Bryant & Hamill Global All Cap Fund

(Ticker Symbol: Retail - WTMVX; Institutional - WIMVX)

Segall Bryant & Hamill Short Term Plus Fund

(Ticker Symbol: Retail - SBHPX; Institutional - SBAPX)

Segall Bryant & Hamill Plus Bond Fund

(Ticker Symbol: Retail - WTIBX; Institutional - WIIBX)

Segall Bryant & Hamill Quality High Yield Fund

(Ticker Symbol: Retail - WTLTX; Institutional - WILTX)

Segall Bryant & Hamill Municipal Opportunities Fund

(Ticker Symbol: Retail - WTTAX; Institutional - WITAX)

Segall Bryant & Hamill Colorado Tax Free Fund

(Ticker Symbol: Retail - WTCOX; Institutional - WICOX)

Barrett Growth Fund

(Ticker Symbol: BGRWX)

Barrett Opportunity Fund

(Ticker Symbol: SAOPX)

SEGALL BRYANT & HAMILL FUNDS

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

DECEMBER 31, 2024

Financial Statements | December 31, 2024 |

Intentionally Left Blank

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 97.7%
Consumer Discretionary — 12.2%
Automobiles & Components — 2.4%
Gentherm, Inc. (a)	99,268	$3,963,275
Goodyear Tire & Rubber Co. (The) (a)	870,886	7,837,974
		11,801,249
Consumer Discretionary Distribution & Retail — 2.0%
Advance Auto Parts, Inc.	131,146	6,201,894
Foot Locker, Inc. (a)	183,718	3,997,704
		10,199,598
Consumer Durables & Apparel — 6.7%
Capri Holdings, Ltd. (a)	262,471	5,527,639
PVH Corp.	49,884	5,275,233
Steven Madden, Ltd.	80,870	3,438,593
VF Corp.	919,841	19,739,788
		33,981,253
Consumer Services — 1.1%
Papa John’s International, Inc.	136,061	5,588,025

Consumer Staples — 0.9%
Food, Beverage & Tobacco — 0.4%
Hain Celestial Group, Inc. (The) (a)	300,593	1,848,647

Household & Personal Products — 0.5%
Coty, Inc. - Class A (a)	366,585	2,551,431

Energy — 7.0%
Energy — 7.0%
Crescent Energy Co. - Class A	715,321	10,450,840
Helmerich & Payne, Inc.	170,079	5,445,930
Matador Resources Co.	59,744	3,361,197
Murphy Oil Corp.	263,380	7,969,879
Range Resources Corp.	151,064	5,435,283
Valaris, Ltd. (a)	62,227	2,752,922
		35,416,051
Financials — 19.4%
Banks — 18.7%
Ameris Bancorp	96,547	6,040,946
Cadence Bank	239,852	8,262,901
Columbia Banking System, Inc.	317,888	8,586,155
Community Bank System, Inc.	125,207	7,722,768
Glacier Bancorp, Inc.	157,281	7,898,652
Hancock Whitney Corp.	116,397	6,369,244
Lakeland Financial Corp.	28,296	1,945,633
National Bank Holdings Corp. - Class A	205,741	8,859,208
Pacific Premier Bancorp, Inc.	154,332	3,845,953
Seacoast Banking Corp. of Florida	269,838	7,428,640
SouthState Corp.	82,815	8,238,436
Texas Capital Bancshares, Inc. (a)	105,306	8,234,929
United Community Banks, Inc.	150,671	4,868,180
WesBanco, Inc.	194,100	6,316,014
		94,617,659
Financial Services — 0.7%
DigitalBridge Group, Inc. - Class A	307,597	3,469,694
	Shares	Value
Health Care — 11.3%
Health Care Equipment & Services — 8.8%
AdaptHealth Corp. (a)	937,226	$8,922,392
AngioDynamics, Inc. (a)	364,825	3,341,797
ICU Medical, Inc. (a)	69,736	10,820,935
NeoGenomics, Inc. (a)	475,844	7,841,909
Pediatrix Medical Group, Inc. (a)	172,146	2,258,556
QuidelOrtho Corp. (a)	251,288	11,194,880
		44,380,469
Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
BioCryst Pharmaceuticals, Inc. (a)	329,032	2,474,321
Galapagos N.V. - ADR (Belgium) (a)	174,943	4,810,932
Geron Corp. (a)	1,565,683	5,542,518
		12,827,771
Industrials — 20.2%
Capital Goods — 18.6%
AAR Corp. (a)	58,274	3,571,031
Apogee Enterprises, Inc.	145,198	10,368,589
Astec Industries, Inc.	103,555	3,479,448
AZZ, Inc.	140,598	11,517,788
Columbus McKinnon Corp.	111,424	4,149,430
Enerpac Tool Group Corp. - Class A	51,657	2,122,586
EnerSys	77,401	7,154,174
Mercury Systems, Inc. (a)	336,913	14,150,346
Quanex Building Products Corp.	226,220	5,483,573
REV Group, Inc.	547,334	17,443,535
Valmont Industries, Inc.	48,038	14,731,813
		94,172,313
Transportation — 1.6%
ArcBest Corp.	61,049	5,697,093
Hub Group, Inc. - Class A	55,980	2,494,469
		8,191,562
Information Technology — 7.4%
Semiconductors & Semiconductor Equipment — 1.0%
Ichor Holdings, Ltd. (Cayman Islands) (a)	115,878	3,733,589
Rambus, Inc. (a)	23,570	1,245,910
		4,979,499
Software & Services — 1.6%
Progress Software Corp.	124,884	8,136,193

Technology Hardware & Equipment — 4.8%
Belden, Inc.	87,464	9,849,321
Clearfield, Inc. (a)	55,141	1,709,371
Littelfuse, Inc.	30,731	7,241,760
nLight, Inc. (a)	125,765	1,319,275
Viavi Solutions, Inc. (a)	416,733	4,209,003
		24,328,730
Materials — 12.9%
Materials — 12.9%
Alamos Gold, Inc. - Class A (Canada)	363,992	6,712,013
Element Solutions, Inc.	249,164	6,336,241
Ingevity Corp. (a)	253,208	10,318,226
MP Materials Corp. (a)	316,334	4,934,810
O-I Glass, Inc. (a)	665,595	7,215,050

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	1

Segall Bryant & Hamill Small Cap Value Fund	Statement of Investments
December 31, 2024

	Shares	Value
Materials (continued)
Radius Recycling, Inc. - Class A	184,374	$2,806,172
Sensient Technologies Corp.	95,854	6,830,556
Silgan Holdings, Inc.	177,897	9,259,539
Summit Materials, Inc. - Class A (a)	220,584	11,161,550
		65,574,157
Real Estate — 2.8%
Equity Real Estate Investment Trusts (REITs) — 2.8%
CareTrust REIT, Inc.	98,777	2,671,918
Empire State Realty Trust, Inc. - Class A	259,767	2,680,795
STAG Industrial, Inc.	136,596	4,619,677
Terreno Realty Corp.	70,170	4,149,854
		14,122,244
Utilities — 3.6%
Utilities — 3.6%
ALLETE, Inc.	56,093	3,634,826
New Jersey Resources Corp.	91,268	4,257,652
OGE Energy Corp.	106,336	4,386,360
TXNM Energy, Inc.	125,999	6,195,371
		18,474,209
Investments at Value — 97.7%
(Cost $402,608,675)		$494,660,754

Other Assets in Excess of Liabilities — 2.3%		11,641,213

Net Assets — 100.0%		$506,301,967

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
2	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 96.4%
Consumer Discretionary — 8.1%
Automobiles & Components — 1.3%
Modine Manufacturing Co. (a)	29,671	$3,439,759

Consumer Discretionary Distribution & Retail — 1.6%
Boot Barn Holdings, Inc. (a)	27,095	4,113,563

Consumer Durables & Apparel — 1.3%
Installed Building Products, Inc.	19,016	3,332,554

Consumer Services — 3.9%
Bright Horizons Family Solutions, Inc. (a)	24,739	2,742,318
Churchill Downs, Inc.	21,059	2,812,219
Kura Sushi USA, Inc. - Class A (a)	26,274	2,379,899
Sweetgreen, Inc. - Class A (a)	75,777	2,429,410
		10,363,846
Consumer Staples — 4.7%
Consumer Staples Distribution & Retail — 1.4%
Sprouts Farmers Market, Inc. (a)	28,146	3,576,512

Food, Beverage & Tobacco — 2.2%
Freshpet, Inc. (a)	21,509	3,185,698
Vita Coco Co., Inc. (The) (a)	68,859	2,541,586
		5,727,284
Household & Personal Products — 1.1%
BellRing Brands, Inc. (a)	39,611	2,984,293

Energy — 5.4%
Energy — 5.4%
Cactus, Inc. - Class A	60,382	3,523,894
Matador Resources Co.	63,374	3,565,421
Range Resources Corp.	76,835	2,764,523
TechnipFMC PLC (United Kingdom)	144,836	4,191,554
		14,045,392
Financials — 10.4%
Banks — 1.6%
Bancorp, Inc. (The) (a)	79,026	4,159,138

Financial Services — 5.1%
Evercore, Inc. - Class A	10,017	2,776,612
Hamilton Lane, Inc. - Class A	29,701	4,397,233
Houlihan Lokey, Inc.	23,265	4,040,200
StepStone Group, Inc. - Class A	39,748	2,300,614
		13,514,659
Insurance — 3.7%
Goosehead Insurance, Inc. - Class A (a)	26,686	2,861,273
Kinsale Capital Group, Inc.	4,958	2,306,115
Selective Insurance Group, Inc.	24,184	2,261,688
Skyward Specialty Insurance Group, Inc. (a)	43,525	2,199,753
		9,628,829
Health Care — 21.4%
Health Care Equipment & Services — 9.1%
Ensign Group, Inc. (The)	41,214	5,475,692
Glaukos Corp. (a)	34,630	5,192,422
	Shares	Value
Health Care Equipment & Services (continued)
Globus Medical, Inc. - Class A (a)	34,425	$2,847,292
HealthEquity, Inc. (a)	22,285	2,138,246
Option Care Health, Inc. (a)	95,295	2,210,844
PROCEPT BioRobotics Corp. (a)	47,442	3,820,030
Surgery Partners, Inc. (a)	99,185	2,099,746
		23,784,272
Health Care Equipment & Supplies — 2.7%
RadNet, Inc. (a)	68,568	4,788,789
TransMedics Group, Inc. (a)	36,808	2,294,979
		7,083,768
Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
Alkermes PLC (Ireland) (a)	124,692	3,586,142
Blueprint Medicines Corp. (a)	46,707	4,073,785
Crinetics Pharmaceuticals, Inc. (a)	50,234	2,568,464
Cytokinetics, Inc. (a)	23,653	1,112,637
Denali Therapeutics, Inc. (a)	96,435	1,965,345
Insmed, Inc. (a)	46,209	3,190,269
Krystal Biotech, Inc. (a)	12,872	2,016,528
SpringWorks Therapeutic, Inc. (Ireland) (a)	64,538	2,331,758
Vaxcyte, Inc. (a)	51,089	4,182,146
		25,027,074
Industrials — 22.1%
Capital Goods — 14.8%
AAON, Inc.	21,082	2,480,930
AZEK Co., Inc. (The) (a)	94,630	4,492,086
Construction Partners, Inc. - Class A (a)	49,319	4,362,759
CSW Industrials, Inc.	7,078	2,497,118
Everus Construction Group, Inc. (a)	29,903	1,966,122
FTAI Aviation, Ltd. (Bermuda)	23,746	3,420,374
John Bean Technologies Corp.	38,901	4,944,317
Limbach Holdings, Inc. (a)	34,070	2,914,348
Simpson Manufacturing Co., Inc.	15,600	2,586,948
SiteOne Landscape Supply, Inc. (a)	28,003	3,689,955
Sterling Infrastructure, Inc. (a)	32,830	5,530,214
		38,885,171
Commercial & Professional Services — 6.3%
Casella Waste Systems, Inc. - Class A (a)	43,921	4,647,281
CBIZ, Inc. (a)	49,547	4,054,431
Montrose Environmental Group, Inc. (a)	59,228	1,098,679
Tetra Tech, Inc.	60,790	2,421,873
Vestis Corp.	91,782	1,398,758
VSE Corp.	29,637	2,818,479
		16,439,501
Transportation — 1.0%
Saia, Inc. (a)	5,598	2,551,177

Information Technology — 18.0%
Semiconductors & Semiconductor Equipment — 5.7%
Credo Technology Group Holding, Ltd. (Cayman Islands) (a)	48,775	3,278,168
MACOM Technology Solutions Holdings, Inc. (a)	24,048	3,124,076
Onto Innovation, Inc. (a)	13,565	2,260,878
PDF Solutions, Inc. (a)	56,333	1,525,498

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	3

Segall Bryant & Hamill Small Cap Growth Fund	Statement of Investments
December 31, 2024

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SiTime Corp. (a)	14,796	$3,174,186
Veeco Instruments, Inc. (a)	64,365	1,724,982
		15,087,788
Software & Services — 10.1%
Alkami Technology, Inc. (a)	73,498	2,695,907
Box, Inc. - Class A (a)	126,927	4,010,893
Clearwater Analytics Holdings, Inc. - Class A (a)	108,804	2,994,286
Descartes Systems Group, Inc. (The) (Canada) (a)	42,363	4,812,437
Freshworks, Inc. - Class A (a)	130,341	2,107,614
Globant S.A. (Luxembourg) (a)	8,303	1,780,329
JFrog, Ltd. (a)	66,896	1,967,411
Procore Technologies, Inc. (a)	52,949	3,967,468
Sprout Social, Inc. - Class A (a)	67,160	2,062,484
		26,398,829
Technology Hardware & Equipment — 2.2%
Mirion Technologies, Inc. (a)	158,320	2,762,684
Novanta, Inc. (Canada) (a)	19,478	2,975,654
		5,738,338
Materials — 4.9%
Materials — 4.9%
Hawkins, Inc.	15,829	1,941,743
Innospec, Inc.	33,585	3,696,365
Knife River Corp. (a)	42,019	4,270,811
Materion Corp.	28,263	2,794,646
		12,703,565
Real Estate — 1.4%
Equity Real Estate Investment Trusts (REITs) — 1.4%
Terreno Realty Corp.	60,841	3,598,137

Investments at Value — 96.4%
(Cost $200,611,015)		$252,183,449

Other Assets in Excess of Liabilities — 3.6%		9,360,952

Net Assets — 100.0%		$261,544,401

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
4	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 93.7%
Consumer Discretionary — 7.0%
Automobiles & Components — 1.9%
Fox Factory Holding Corp. (a)	8,593	$260,110
Gentex Corp.	25,742	739,568
Modine Manufacturing Co. (a)	5,573	646,078
		1,645,756
Consumer Durables & Apparel — 2.1%
Gildan Activewear, Inc. (Canada)	24,537	1,154,466
Steven Madden, Ltd.	14,061	597,874
		1,752,340
Consumer Services — 3.0%
Churchill Downs, Inc.	8,627	1,152,049
Texas Roadhouse, Inc.	7,637	1,377,944
		2,529,993
Consumer Staples — 3.3%
Consumer Staples Distribution & Retail — 1.3%
Casey’s General Stores, Inc.	2,836	1,123,708

Food, Beverage & Tobacco — 1.2%
Coca-Cola Consolidated, Inc.	422	531,716
J & J Snack Foods Corp.	3,053	473,612
		1,005,328
Household & Personal Products — 0.8%
Interparfums, Inc.	5,305	697,661

Energy — 3.5%
Energy — 3.5%
Chord Energy Corp.	6,036	705,729
Civitas Resources, Inc.	16,186	742,452
Matador Resources Co.	26,713	1,502,873
		2,951,054
Financials — 9.1%
Banks — 9.1%
Ameris Bancorp	17,022	1,065,066
Cadence Bank	33,371	1,149,631
Glacier Bancorp, Inc.	20,980	1,053,616
Seacoast Banking Corp. of Florida	38,241	1,052,775
SouthState Corp.	14,433	1,435,795
United Bankshares, Inc.	25,762	967,363
United Community Banks, Inc.	30,252	977,442
		7,701,688
Health Care — 15.1%
Health Care Equipment & Services — 7.8%
Chemed Corp.	1,419	751,786
Encompass Health Corp.	9,175	847,311
Ensign Group, Inc. (The)	9,857	1,309,601
Globus Medical, Inc. - Class A (a)	17,081	1,412,770
Insulet Corp. (a)	3,461	903,563
iRhythm Technologies, Inc. (a)	7,519	677,988
LeMaitre Vascular, Inc.	7,288	671,517
		6,574,536
Pharmaceuticals, Biotechnology & Life Sciences — 7.3%
Azenta, Inc. (a)	16,877	843,850
Bio-Techne Corp.	20,605	1,484,178
Halozyme Therapeutics, Inc. (a)	17,387	831,272
	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Medpace Holdings, Inc. (a)	1,446	$480,404
Repligen Corp. (a)	7,618	1,096,535
Veracyte, Inc. (a)	21,006	831,838
Vericel Corp. (a)	11,935	655,351
		6,223,428
Industrials — 28.5%
Capital Goods — 21.9%
AAR Corp. (a)	7,908	484,602
AZEK Co., Inc. (The) (a)	12,345	586,017
Carlisle Cos., Inc.	2,017	743,950
Columbus McKinnon Corp.	24,573	915,098
Crane Co.	9,156	1,389,423
EMCOR Group, Inc.	1,574	714,438
Enpro, Inc.	8,533	1,471,516
Griffon Corp.	15,580	1,110,387
ITT, Inc.	11,294	1,613,687
Kadant, Inc.	2,034	701,710
RBC Bearings, Inc. (a)	4,713	1,409,847
Regal Rexnord Corp.	4,739	735,161
REV Group, Inc.	40,231	1,282,162
Rush Enterprises, Inc. - Class A	24,482	1,341,369
Simpson Manufacturing Co., Inc.	3,878	643,089
SPX Technologies, Inc. (a)	5,835	849,109
Timken Co. (The)	7,286	520,002
UFP Industries, Inc.	6,557	738,646
Valmont Industries, Inc.	4,515	1,384,615
		18,634,828
Commercial & Professional Services — 4.6%
CACI International, Inc. - Class A (a)	2,105	850,547
Casella Waste Systems, Inc. - Class A (a)	13,130	1,389,285
KBR, Inc.	18,841	1,091,459
WNS Holdings, Ltd. (Jersey) (a)	12,775	605,407
		3,936,698
Transportation — 2.0%
Allegiant Travel Co.	5,541	521,519
Hub Group, Inc. - Class A	25,694	1,144,925
		1,666,444
Information Technology — 15.9%
Semiconductors & Semiconductor Equipment — 2.3%
Onto Innovation, Inc. (a)	3,833	638,846
Silicon Laboratories, Inc. (a)	4,959	616,007
Universal Display Corp.	4,991	729,684
		1,984,537
Software & Services — 10.1%
Agilysys, Inc. (a)	9,841	1,296,158
BlackLine, Inc. (a)	12,801	777,789
CCC Intelligent Solutions Holdings, Inc. (a)	77,413	908,054
Descartes Systems Group, Inc. (The) (Canada) (a)	17,621	2,001,746
Five9, Inc. (a)	12,344	501,660
Globant S.A. (Luxembourg) (a)	5,126	1,099,117
nCino, Inc. (a)	17,722	595,105
Q2 Holdings, Inc. (a)	13,462	1,354,950
		8,534,579

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	5

Segall Bryant & Hamill Small Cap Core Fund	Statement of Investments
December 31, 2024

	Shares	Value
Technology Hardware & Equipment — 3.5%
Advanced Energy Industries, Inc.	8,510	$984,011
Badger Meter, Inc.	1,579	334,937
Crane NXT Co.	16,116	938,274
Littelfuse, Inc.	3,104	731,458
		2,988,680
Materials — 9.2%
Materials — 9.2%
Berry Global Group, Inc.	8,769	567,091
Eagle Materials, Inc.	3,639	897,960
Element Solutions, Inc.	49,833	1,267,253
Graphic Packaging Holding Co.	22,128	600,996
Ingevity Corp. (a)	13,545	551,959
Materion Corp.	9,368	926,308
Silgan Holdings, Inc.	27,127	1,411,960
Summit Materials, Inc. - Class A (a)	32,181	1,628,359
		7,851,886
Real Estate — 2.1%
Equity Real Estate Investment Trusts (REITs) — 2.1%
First Industrial Realty Trust, Inc.	17,487	876,623
STAG Industrial, Inc.	26,329	890,447
		1,767,070
Investments at Value — 93.7%
(Cost $61,917,093)		$79,570,214

Other Assets in Excess of Liabilities — 6.3%		5,343,884

Net Assets — 100.0%		$84,914,098

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
6	| www.cisbh.com/funds

Segall Bryant & Hamill All Cap Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 97.2%
Communication Services — 3.9%
Media & Entertainment — 3.9%
Alphabet, Inc. - Class C	21,454	$4,085,700

Consumer Discretionary — 12.0%
Consumer Discretionary Distribution & Retail — 7.2%
Amazon.com, Inc. (a)	9,621	2,110,751
Home Depot, Inc. (The)	3,058	1,189,532
O’Reilly Automotive, Inc. (a)	1,628	1,930,482
TJX Cos., Inc. (The)	18,680	2,256,731
		7,487,496
Consumer Services — 4.8%
Chipotle Mexican Grill, Inc. (a)	23,186	1,398,116
InterContinental Hotels Group PLC - ADR (United Kingdom)	11,042	1,379,367
Service Corp. International	13,019	1,039,176
Starbucks Corp.	13,190	1,203,587
		5,020,246
Consumer Staples — 5.3%
Food, Beverage & Tobacco — 2.2%
Constellation Brands, Inc. - Class A	4,826	1,066,546
Mondelez International, Inc. - Class A	20,978	1,253,016
		2,319,562
Household & Personal Products — 3.1%
Church & Dwight Co., Inc.	14,835	1,553,373
Unilever PLC - ADR (United Kingdom)	29,039	1,646,511
		3,199,884
Energy — 3.0%
Energy — 3.0%
Chevron Corp.	10,210	1,478,816
Suncor Energy, Inc. (Canada)	46,360	1,654,125
		3,132,941
Financials — 16.2%
Banks — 2.9%
JPMorgan Chase & Co.	12,663	3,035,448

Financial Services — 8.6%
Ares Management Corp. - Class A	16,897	2,991,276
Berkshire Hathaway, Inc. - Class B (a)	3,516	1,593,732
Nasdaq, Inc.	14,343	1,108,857
Visa, Inc. - Class A	10,464	3,307,043
		9,000,908
Insurance — 4.7%
Globe Life, Inc.	20,184	2,250,920
Reinsurance Group of America, Inc.	12,338	2,635,767
		4,886,687
Health Care — 12.4%
Health Care Equipment & Services — 6.2%
IDEXX Laboratories, Inc. (a)	2,742	1,133,652
McKesson Corp.	3,190	1,818,013
STERIS PLC (Ireland)	7,160	1,471,810
UnitedHealth Group, Inc.	4,064	2,055,815
		6,479,290
	Shares	Value
Health Care Equipment & Supplies — 1.2%
Cooper Cos., Inc. (The) (a)	13,119	$1,206,030

Pharmaceuticals, Biotechnology & Life Sciences — 5.0%
Bio-Techne Corp.	19,408	1,397,958
Novo Nordisk A/S ADR (Denmark)	12,290	1,057,186
Thermo Fisher Scientific, Inc.	2,848	1,481,615
Zoetis, Inc.	8,096	1,319,081
		5,255,840
Industrials — 12.3%
Capital Goods — 8.5%
Advanced Drainage Systems, Inc.	7,295	843,302
AZEK Co., Inc. (The) (a)	31,010	1,472,045
Dover Corp.	6,960	1,305,696
nVent Electric PLC (Ireland)	17,459	1,190,005
Quanta Services, Inc.	7,989	2,524,924
RTX Corp.	13,560	1,569,163
		8,905,135
Commercial & Professional Services — 3.8%
Jacobs Solutions, Inc.	9,644	1,288,631
Republic Services, Inc.	7,790	1,567,192
Tetra Tech, Inc.	26,159	1,042,175
		3,897,998
Information Technology — 28.2%
Semiconductors & Semiconductor Equipment — 6.0%
ASML Holding N.V. (Netherlands)	1,609	1,115,166
Marvell Technology, Inc.	28,423	3,139,320
Monolithic Power Systems, Inc.	3,340	1,976,278
		6,230,764
Software & Services — 15.9%
Cadence Design Systems, Inc. (a)	7,584	2,278,689
Fair Isaac Corp. (a)	1,211	2,411,016
Microsoft Corp.	10,924	4,604,466
Palo Alto Networks, Inc. (a)	14,117	2,568,729
SAP S.E. ADR (Germany)	5,867	1,444,514
ServiceNow, Inc. (a)	3,150	3,339,378
		16,646,792
Technology Hardware & Equipment — 6.3%
Apple, Inc.	11,235	2,813,469
Motorola Solutions, Inc.	3,972	1,835,978
Zebra Technologies Corp. - Class A (a)	4,878	1,883,981
		6,533,428
Materials — 2.5%
Materials — 2.5%
ATI, Inc. (a)	22,033	1,212,696
Avery Dennison Corp.	7,841	1,467,287
		2,679,983

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	7

Segall Bryant & Hamill All Cap Fund	Statement of Investments
December 31, 2024

	Shares	Value
Real Estate — 1.4%
Real Estate Management & Development — 1.4%
CBRE Group, Inc. - Class A (a)	10,929	$1,434,868

Investments at Value — 97.2%
(Cost $52,932,861)		$101,439,000

Other Assets in Excess of Liabilities — 2.8%		2,899,578

Net Assets — 100.0%		$104,338,578

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
8	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 100.1%
Communication Services — 9.3%
Media & Entertainment — 4.6%
DB Corp., Ltd. (India)	9,882	$34,788
Gamania Digital Entertainment Co., Ltd. (Taiwan)	50,000	117,345
Just Dial, Ltd. (India) (a)	2,864	33,173
Sun TV Network, Ltd. (India)	14,224	113,412
Tencent Holdings, Ltd. (China)	45,200	2,412,452
Xinhua Winshare Publishing and Media Co., Ltd. - H Shares (China)	183,222	277,332
Zee Entertainment Enterprises, Ltd. (India)	24,187	34,152
		3,022,654
Telecommunication Services — 4.7%
APT Satellite Holdings, Ltd. (China)	615,553	177,533
China Tower Corp., Ltd. - H Shares (China) (b)	5,390,000	774,089
China United Network Communications, Ltd. - Class A (China)	132,800	96,601
Empresa Nacional de Telecomunicaciones S.A. (Chile)	11,277	33,572
Etihad Etisalat Co. (Saudi Arabia)	32,900	467,446
Indus Towers, Ltd. (India) (a)	97,471	388,152
Jasmine International PCL (Thailand) (a)	494,000	30,690
KT Corp. ADR (South Korea)	19,100	296,432
LG Uplus Corp. (South Korea)	29,898	208,447
Mobile Telecommunications Co. KSCP (Kuwait)	23,134	35,157
Ooredoo Q.P.S.C. (Qatar)	67,798	215,099
Telekom Malaysia Bhd (Malaysia)	38,300	56,938
Telkom S.A. SOC, Ltd. (South Africa) (a)	93,115	172,562
Turkcell Iletisim Hizmetleri A.S. ADR (Turkey)	11,000	71,610
		3,024,328
Consumer Discretionary — 13.6%
Automobiles & Components — 5.6%
Brilliance China Automotive Holdings, Ltd. (China)	438,000	213,455
BYD Co., Ltd. - Class A (China)	3,700	143,117
Chaowei Power Holdings, Ltd. (China)	114,248	21,771
FIEM Industries, Ltd. (India)	9,297	160,588
Geely Automobile Holdings, Ltd. (China)	272,000	512,257
Great Wall Motor Co., Ltd. - H Shares (China)	114,500	199,538
Hankook Tire & Technology Co., Ltd. (South Korea) (a)	1,358	34,962
Hero MotoCorp, Ltd. (India)	5,146	249,668
Hyundai Mobis Co., Ltd. (South Korea)	675	107,038
Hyundai Motor Co. (South Korea)	1,387	196,343
Kia Corp. (South Korea)	4,750	320,499
Maruti Suzuki India, Ltd. (India)	641	81,127
Minth Group, Ltd. (China) (a)	88,000	169,992
Nemak S.A.B. de C.V. (Mexico) (a)(b)	551,200	65,562
Rane Holdings, Ltd. (India)	8,943	184,441
	Shares	Value
Automobiles & Components (continued)
Sailun Group Co., Ltd. (China)	57,600	$112,933
Samvardhana Motherson International, Ltd. (India)	141,622	257,245
SL Corp. (South Korea) (a)	1,287	25,989
Tata Motors, Ltd. (India)	41,731	359,883
Thai Stanley Electric PCL (Thailand)	17,267	109,689
Tong Yang Industry Co., Ltd. (Taiwan)	24,000	81,632
		3,607,729
Consumer Discretionary Distribution & Retail — 4.3%
Alibaba Group Holding, Ltd. ADR (China)	18,400	1,560,136
Bermaz Auto Bhd (Malaysia)	55,900	19,999
Dogus Otomotiv Servis ve Ticaret A.S. (Turkey)	5,913	32,395
Hyundai Home Shopping Network Corp. (South Korea) (a)	270	8,264
JD.com, Inc. (China)	33,350	579,063
MBM Resources Bhd (Malaysia)	34,500	47,605
Naspers, Ltd. - N Shares (South Africa)	962	213,057
Pou Sheng International Holdings, Ltd. (China)	543,769	34,876
PTG Energy PCL (Thailand)	145,600	34,728
Vibra Energia S.A. (Brazil)	19,100	55,096
Vipshop Holdings, Ltd. ADR (China)	16,400	220,908
		2,806,127
Consumer Durables & Apparel — 2.6%
361 Degrees International, Ltd. (China)	500,000	271,625
Best Pacific International Holdings, Ltd. (China)	346,000	135,876
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Brazil)	11,800	32,340
Gree Electric Appliances, Inc. of Zhuhai - Class A (China)	116,400	724,870
Pou Chen Corp. (Taiwan)	88,000	98,670
Symphony, Ltd. (India)	10,547	165,578
TCL Electronics Holdings, Ltd. (China)	258,000	209,619
Topkey Corp. (Taiwan)	5,000	31,089
Xtep International Holdings, Ltd. (China)	45,500	32,757
		1,702,424
Consumer Services — 1.1%
Alsea S.A.B. de C.V. (Mexico)	6,800	14,216
DigiPlus Interactive Corp. (Philippines)	232,600	108,712
DoubleUGames Co., Ltd. (South Korea) (a)	971	35,302
EIH Associated Hotels (India)	13,140	62,390
Meituan - Class B (China) (a)(b)	9,900	192,490
Rainbow Tours S.A. (Poland)	6,089	196,652
Sports Toto Bhd (Malaysia)	192,800	64,236
Wowprime Corp. (Taiwan)	5,000	35,962
		709,960
Consumer Staples — 4.8%
Consumer Staples Distribution & Retail — 0.4%
Aeon Co. M Bhd (Malaysia)	104,400	36,630

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	9

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2024

	Shares	Value
Consumer Staples Distribution & Retail (continued)
Cosco Capital, Inc. (Philippines)	347,412	$32,183
Nahdi Medical Co. (Saudi Arabia)	3,277	102,581
Robinsons Retail Holdings, Inc. (Philippines)	137,600	85,275
		256,669
Food, Beverage & Tobacco — 4.1%
Anadolu Efes Biracilik Ve Malt Sanayii A.S. (Turkey)	10,752	58,135
Avanti Feeds, Ltd. (India)	45,600	362,529
Binggrae Co., Ltd. (South Korea) (a)	671	36,774
China Feihe, Ltd. (China) (b)	787,000	547,614
China Foods, Ltd. (China)	212,720	68,315
Dutch Lady Milk Industries Bhd (Malaysia)	5,971	40,301
GFPT Public Co., Ltd. (Thailand)	220,700	61,292
Gruma S.A.B. de C.V. - Class B (Mexico)	2,010	31,365
Grupo Herdez S.A.B. de C.V. (Mexico)	39,300	103,140
Heritage Foods, Ltd. (India)	29,338	165,441
Hey Song Corp. (Taiwan)	50,000	62,537
Ichitan Group PCL (Thailand)	156,800	66,946
Indofood Sukses Makmur Tbk P.T. (Indonesia)	328,500	157,167
JBS S.A. (Brazil)	6,700	39,325
Kaveri Seed Co., Ltd. (India)	16,078	163,956
Kim Loong Resources Bhd (Malaysia)	118,400	66,462
Perusahaan Perkebunan London Sumatra Tbk P.T. (Indonesia)	1,472,100	89,098
RCL Foods, Ltd. (South Africa)	83,639	42,108
RFG Holdings, Ltd. (South Africa) (a)	24,375	26,726
Samyang Corp. (South Korea) (a)	2,422	77,686
Samyang Holdings Corp. (South Korea) (a)	1,820	80,431
Sarawak Oil Palms Bhd (Malaysia)	150,600	107,031
Ta Ann Holdings Bhd (Malaysia)	61,700	59,058
Thai Vegetable Oil PCL (Thailand)	125,100	83,845
Thaifoods Group PCL (Thailand)	793,500	77,931
Ulker Biskuvi Sanayi A.S. (Turkey) (a)	7,130	23,687
		2,698,900
Household & Personal Products — 0.3%
Grape King Bio, Ltd. (Taiwan)	14,000	63,671
Kimberly-Clark de Mexico S.A.B. de C.V. (Mexico)	93,100	131,098
		194,769
Energy — 4.4%
Energy — 4.4%
3R Petroleum Oleo e Gas S.A. (Brazil) (a)	1	2
Adaro Andalan Indonesia P.T. (Indonesia) (a)	73,547	38,729
Adaro Energy Indonesia Tbk P.T. (Indonesia)	322,800	48,612
Ades Holding Co. (Saudi Arabia)	15,473	71,596
Bharat Petroleum Corp., Ltd. (India)	18,906	64,320
China Coal Energy Co., Ltd. - H Shares (China)	53,000	63,259
	Shares	Value
Energy (continued)
China Shenhua Energy Co., Ltd. - H Shares (China)	35,500	$153,140
China Suntien Green Energy Corp., Ltd. - H Shares (China)	75,000	35,419
CNOOC Energy Technology & Services, Ltd. - Class A (China)	61,600	36,048
Coal India, Ltd. (India)	71,469	320,057
COSCO SHIPPING Energy Transportation Co., Ltd. - H Shares (China)	24,000	19,164
E1 Corp. (South Korea)	666	30,990
Ecopetrol S.A. ADR (Colombia)	2,900	22,968
Gazprom PJSC (Russia) *(a)(c)	101,150	0
Great Eastern Shipping Co., Ltd. (The) (India)	2,782	31,200
Hindustan Petroleum Corp., Ltd. (India)	13,082	62,227
Indian Oil Corp., Ltd. (India)	35,503	56,294
Inner Mongolia Dian Tou Energy Corp., Ltd. (China)	47,800	128,237
Inner Mongolia Yitai Coal Co., Ltd. - Class B (China)	16,200	33,406
LUKOIL PJSC ADR (Russia) *(a)(c)	2,253	0
Oil & Natural Gas Corp., Ltd. (India)	121,620	339,652
Oil India, Ltd. (India)	5,797	29,152
ORLEN S.A. (Poland)	6,699	76,783
PetroChina Co., Ltd. - Class A (China)	27,100	33,251
PetroChina Co., Ltd. - H Shares (China)	254,000	198,718
Petroleo Brasileiro S.A. ADR (Brazil)	24,700	317,642
Petronet LNG, Ltd. (India)	41,150	166,168
PTT Exploration & Production PCL (Thailand)	23,400	81,719
PTT PCL (Thailand)	91,900	85,127
Reliance Industries, Ltd. 144A (India) (b)(d)	1,733	98,434
Rosneft Oil Co. PJSC (Russia) *(a)(c)	16,950	0
Saudi Arabian Oil Co. (Saudi Arabia) (b)	20,626	154,099
Semirara Mining & Power Corp. (Philippines)	60,600	36,308
United Tractors Tbk P.T. (Indonesia)	38,300	63,718
		2,896,439
Financials — 24.4%
Banks — 19.2%
Absa Group, Ltd. (South Africa)	13,874	139,513
Agricultural Bank of China, Ltd. - H Shares (China)	304,000	172,526
Alior Bank S.A. (Poland)	2,317	48,247
AMMB Holdings Bhd (Malaysia)	82,900	101,569
Arab National Bank (Saudi Arabia)	64,669	362,549
Banco Bradesco S.A. ADR (Brazil)	23,200	44,312
Banco Bradesco S.A. (Brazil)	67,600	116,299
Banco da Amazonia S.A. (Brazil)	2,200	30,574
Banco del Bajio S.A. (Mexico) (b)	55,000	109,867
Banco do Brasil S.A. (Brazil)	115,800	452,557
Banco Itau Chile S.A. (Chile)	3,109	31,791
BanColombia S.A. ADR (Colombia)	3,800	119,738
BanColombia S.A. (Colombia)	9,691	82,714

See Notes to Financial Statements.
10	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2024

	Shares	Value
Banks (continued)
Bangkok Bank PCL (Thailand)	19,100	$83,864
Bank CIMB Niaga Tbk P.T. (Indonesia)	1,626,600	174,637
Bank Handlowy w Warszawie S.A. (Poland)	1,433	30,773
Bank Negara Indonesia Persero Tbk P.T. (Indonesia)	102,700	27,641
Bank OCBC Nisp Tbk P.T. (Indonesia)	1,143,400	93,424
Bank of Baroda (India)	105,269	295,106
Bank of Beijing Co., Ltd. - Class A (China)	76,300	64,295
Bank of Chengdu Co., Ltd. - Class A (China)	18,000	42,196
Bank of China, Ltd. - H Shares (China)	1,527,000	777,031
Bank of Chongqing Co., Ltd. - H Shares (China)	45,000	35,124
Bank of Communications Co., Ltd. - H Shares (China)	99,000	81,138
Bank of Hangzhou Co., Ltd. - Class A (China)	45,600	91,292
Bank of India (India)	51,560	61,183
Bank of Maharashtra (India)	87,225	53,020
Bank of Nanjing Co., Ltd. - Class A (China)	44,600	65,073
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk P.T. (Indonesia)	412,500	23,324
Bank Pembangunan Daerah Jawa Timur Tbk P.T. (Indonesia)	1,018,800	34,184
Bank Polska Kasa Opieki S.A. (Poland)	4,693	156,861
Bank Saint Petersburg PJSC (Russia)* (a)(c)	136,120	0
Bank Tabungan Negara Persero Tbk P.T. (Indonesia)	1,457,300	102,833
Banque Saudi Fransi (Saudi Arabia)	42,931	180,804
BNK Financial Group, Inc. (South Korea)	4,570	31,832
BNPP Bank Polska S.A. (Poland)	2,454	50,619
Canara Bank (India)	219,140	255,435
China CITIC Bank Corp., Ltd. - H Shares (China)	171,000	117,952
China Construction Bank Corp. - H Shares (China)	877,000	726,573
China Everbright Bank Co., Ltd. - H Shares (China)	293,000	113,457
China Merchants Bank Co., Ltd. - Class A (China)	21,600	116,299
China Merchants Bank Co., Ltd. - H Shares (China)	27,000	137,818
China Minsheng Banking Corp., Ltd. - H Shares (China)	68,000	30,010
China Zheshang Bank Co., Ltd. - Class A (China)	84,400	33,645
Chongqing Rural Commercial Bank Co., Ltd. - H Shares (China)	67,000	39,942
City Union Bank, Ltd. (India)	16,692	33,534
Commercial Bank P.S.Q.C. (The) (Qatar)	191,889	229,307
Credicorp, Ltd. (Peru)	200	36,664
	Shares	Value
Banks (continued)
CTBC Financial Holding Co., Ltd. (Taiwan)	585,000	$694,912
Dubai Islamic Bank PJSC (United Arab Emirates)	19,459	37,532
East West Banking Corp. (Philippines)	158,200	26,825
Emirates NBD Bank PJSC (United Arab Emirates)	47,402	276,824
Eurobank Ergasias Services and Holdings S.A. (Greece)	38,930	89,734
Federal Bank, Ltd. (India)	15,147	35,312
Hana Financial Group, Inc. (South Korea)	850	32,430
HDFC Bank, Ltd. ADR (India)	5,500	351,230
Hong Leong Financial Group Bhd (Malaysia)	25,200	104,216
Huaxia Bank Co., Ltd. - Class A (China)	40,200	44,114
Huishang Bank Corp., Ltd. - H Shares (China)	75,384	23,974
ICICI Bank, Ltd. ADR (India)	1,200	35,832
IDBI Bank, Ltd. (India)	54,906	48,920
Indian Bank (India)	41,510	256,618
Industrial & Commercial Bank of China, Ltd. - H Shares (China)	577,000	384,676
Industrial Bank Co., Ltd. - Class A (China)	17,800	46,722
Itau Unibanco Holding S.A. ADR (Brazil)	63,800	316,448
Itausa - Investimentos Itau S.A. (Brazil)	52,815	75,406
JB Financial Group Co., Ltd. (South Korea)	4,981	54,609
Karur Vysya Bank, Ltd. (The) (India)	86,299	218,563
Kasikornbank PCL (Thailand)	15,100	68,285
King’s Town Bank Co., Ltd. (Taiwan)	93,000	143,305
Krung Thai Bank PCL (Thailand)	209,400	128,003
LIC Housing Finance, Ltd. (India)	8,032	56,003
National Bank of Greece S.A. (Greece)	14,210	112,517
National Bank of Kuwait S.A.K.P. (Kuwait)	100,449	291,561
Nedbank Group, Ltd. (South Africa)	26,078	389,320
OTP Bank Nyrt (Hungary)	556	30,386
Ping An Bank Co., Ltd. (China)	33,000	52,902
Piraeus Financial Holdings S.A. (Greece)	34,084	135,679
Punjab National Bank (India)	66,461	79,553
Regional S.A.B. de C.V. (Mexico)	7,500	42,108
Riyad Bank (Saudi Arabia)	33,809	257,204
Saudi Awwal Bank (Saudi Arabia)	39,363	352,550
Saudi Investment Bank (The) (Saudi Arabia)	86,082	332,134
Sberbank of Russia PJSC (Russia) *(a)(c)	19,830	0
Shanghai Rural Commercial Bank Co., Ltd. (China)	33,800	39,403
South Indian Bank, Ltd. (The) (India)	113,024	32,972
State Bank of India (India)	23,258	215,598
Turkiye Garanti Bankasi A.S. (Turkey)	14,375	50,553
Turkiye Is Bankasi A.S. (Turkey)	138,304	52,857
Union Bank of India, Ltd. (India)	102,542	143,685

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	11

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2024

	Shares	Value
Banks (continued)
VTB Bank PJSC (Russia) *(a)(c)	67,952	$0
Woori Financial Group, Inc. (South Korea)	10,786	112,057
		12,512,678
Financial Services — 3.0%
Adira Dinamika Multi Finance Tbk P.T. (Indonesia)	62,006	37,949
AEON Credit Service M Bhd (Malaysia)	19,200	26,880
Capital Futures Corp. (Taiwan)	44,000	77,467
Chailease Holding Co., Ltd. (Taiwan)	21,535	73,941
Far East Horizon, Ltd. (China)	67,000	48,913
Gentera S.A.B. de C.V. (Mexico)	128,400	149,645
KIWOOM Securities Co., Ltd. (South Korea)	340	26,470
Korea Investment Holdings Co., Ltd. (South Korea) (a)	560	26,775
Manappuram Finance, Ltd. (India)	17,650	38,749
Muthoot Finance, Ltd. (India)	3,924	97,765
Power Finance Corp., Ltd. (India)	91,849	480,084
Qifu Technology, Inc. ADR (China)	1,900	72,922
REC, Ltd. (India)	84,235	491,406
Shinyoung Securities Co., Ltd. (South Korea)	1,282	65,992
Shriram Finance Co., Ltd. (India)	4,127	139,003
Tata Investment Corp., Ltd. (India)	391	31,251
Yuanta Financial Holding Co., Ltd. (Taiwan)	2,100	2,169
Yuanta Securities Korea Co., Ltd. (South Korea) (a)	15,541	27,599
		1,914,980
Insurance — 2.2%
Allianz Malaysia Bhd (Malaysia)	7,696	35,556
Cathay Financial Holding Co., Ltd. (Taiwan)	100,000	207,541
China Development Financial Holding Corp. (Taiwan)	241,000	125,982
China Pacific Insurance Co., Ltd. - H Shares (China)	25,000	80,427
China Taiping Insurance Holdings Co., Ltd. (China)	23,000	34,167
DB Insurance Co., Ltd. (South Korea)	2,249	155,808
Fubon Financial Holdings Co., Ltd. (Taiwan)	88,200	242,031
Hanwha General Insurance Co., Ltd. (South Korea)	8,465	22,955
Hanwha Life Insurance Co., Ltd. (South Korea)	10,610	17,549
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	1,147	19,119
MNRB Holdings Bhd (Malaysia)	65,400	32,895
Momentum Group, Ltd. (South Africa)	52,639	84,413
New China Life Insurance Co., Ltd. - H Shares (China)	18,100	54,573
Old Mutual, Ltd. (South Africa)	157,853	104,976
People’s Insurance Co. Group of China, Ltd. (The) - H Shares (China)	97,000	48,062
	Shares	Value
Insurance (continued)
Ping An Insurance Group Co. of China, Ltd. - H Shares (China)	14,000	$82,171
Taiwan Fire & Marine Insurance Co., Ltd. (Taiwan)	60,000	52,285
Tongyang Life Insurance Co., Ltd. (South Korea)	7,737	23,384
		1,423,894
Health Care — 3.1%
Pharmaceuticals, Biotechnology & Life Sciences — 3.1%
3SBio, Inc. (China) (b)	87,500	68,498
Boryung (South Korea) (a)	5,131	35,490
China Shineway Pharmaceutical Group, Ltd. (China)	230,000	284,553
Consun Pharmaceutical Group, Ltd. (China)	370,492	387,312
Dong-A Socio Holdings Co., Ltd. (South Korea)	1,903	141,377
Dr. Reddy’s Laboratories, Ltd. ADR (India)	19,900	314,221
Natco Pharma, Ltd. (India)	11,785	190,686
Strides Pharma Science, Ltd. (India)	26,406	203,152
Tempo Scan Pacific Tbk P.T. (Indonesia)	1,023,300	158,957
Zydus Lifesciences, Ltd. (India)	20,907	236,956
		2,021,202
Industrials — 6.7%
Capital Goods — 3.2%
AG Anadolu Grubu Holding A.S. (Turkey)	6,146	54,299
Amara Raja Energy & Mobility, Ltd. (India)	9,981	139,554
Ashok Leyland, Ltd. (India)	27,983	71,929
Astra International Tbk P.T. (Indonesia)	135,400	41,162
Balmer Lawrie & Co., Ltd. (India)	68,875	170,322
China Lesso Group Holdings, Ltd. (China)	78,000	34,529
CITIC, Ltd. (China)	75,000	88,027
Dongfang Electric Corp., Ltd. - H Shares (China)	28,800	35,764
Ferreycorp S.A.A. (Peru)	71,742	55,732
FSP Technology, Inc. (Taiwan)	47,000	87,575
Graphite India, Ltd. (India)	32,002	210,873
Hyundai GF Holdings (South Korea) (a)	16,897	55,548
J. Kumar Infraprojects, Ltd. (India)	15,851	141,074
Korea Electric Terminal Co., Ltd. (South Korea)	966	43,716
LT Group, Inc. (Philippines)	193,000	34,886
LX Hausys, Ltd. (South Korea) (a)	1,809	38,768
LX International Corp. (South Korea) (a)	1,692	30,774
Nava, Ltd. (India)	6,602	76,056
NCC, Ltd. (India)	10,112	32,253
Raubex Group, Ltd. (South Africa)	31,196	87,620
Salfacorp S.A. (Chile)	65,161	36,650
Sime Darby Bhd (Malaysia)	242,800	128,056
Sinopec Engineering Group Co., Ltd. - H Shares (China)	50,000	43,199
Sinotruk Hong Kong, Ltd. (China)	66,000	192,950

See Notes to Financial Statements.
12	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2024

	Shares	Value
Capital Goods (continued)
SK Square Co., Ltd. (South Korea) (a)	1,979	$103,631
Vitzrocell Co., Ltd. (South Korea)	2,484	35,410
Zhengzhou Coal Mining Machinery Group Co., Ltd. - H Shares (China)	20,000	26,528
		2,096,885
Commercial & Professional Services — 0.1%
My E.G. Services Bhd (Malaysia)	160,600	34,419
NICE Information Service Co., Ltd. (South Korea) (a)	4,176	34,222
		68,641
Transportation — 3.4%
Asia Aviation PCL (Thailand) (a)	436,900	35,004
China Airlines, Ltd. (Taiwan)	47,000	36,641
Controladora Vuela Cia de Aviacion S.A.B de C.V. ADR (Mexico) (a)	14,000	104,160
COSCO SHIPPING Holdings Co., Ltd. - Class A (China)	106,400	225,923
COSCO SHIPPING Holdings Co., Ltd. - H Shares (China)	68,500	112,143
EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	141,800	97,214
Eva Airways Corp. (Taiwan)	103,000	138,886
Evergreen Marine Corp. Taiwan, Ltd. (Taiwan)	21,200	145,113
Gujarat Pipavav Port, Ltd. (India)	70,607	149,956
Hyundai Glovis Co., Ltd. (South Korea)	4,872	387,517
JD Logistics, Inc. (China) (a) (b)	32,600	53,129
Korean Air Lines Co., Ltd. (South Korea) (a)	18,160	275,512
Orient Overseas International, Ltd. (China)	5,000	73,672
Qinhuangdao Port Co., Ltd. - H Shares (China)	156,500	40,412
Sichuan Expressway Co., Ltd. - H Shares (China)	80,000	36,230
Tianjin Port Development Holdings, Ltd. (China)	210,471	17,273
Turk Hava Yollari AO (Turkey) (a)	12,003	95,245
Wan Hai Lines, Ltd. (Taiwan)	22,000	54,250
Yang Ming Marine Transport Corp. (Taiwan)	35,000	80,589
Zhejiang Expressway Co., Ltd. - H Shares (China)	44,160	31,653
		2,190,522
Information Technology — 23.8%
Semiconductors & Semiconductor Equipment — 14.3%
Chipbond Technology Corp. (Taiwan)	34,000	66,587
DB HiTek Co., Ltd. (South Korea) (a)	3,559	78,724
Everlight Electronics Co., Ltd. (Taiwan)	30,000	77,533
Foxsemicon Integrated Technology, Inc. (Taiwan)	9,000	83,038
King Yuan Electronics Co., Ltd. (Taiwan)	22,000	74,332
LX Semicon Co., Ltd. (South Korea) (a)	7,828	298,456
Powertech Technology, Inc. (Taiwan)	56,000	207,460
Radiant Opto-Electronics Corp. (Taiwan)	10,000	59,706
	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SK Hynix, Inc. (South Korea)	7,322	$836,598
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	34,880	6,888,451
Taiwan Surface Mounting Technology Corp. (Taiwan)	24,000	79,472
United Microelectronics Corp. (Taiwan)	433,000	562,815
		9,313,172
Software & Services — 2.5%
Digital China Holdings, Ltd. (China)	452,000	191,521
HCL Technologies, Ltd. (India)	10,195	227,773
Infosys, Ltd. ADR (India)	46,600	1,021,472
Wipro, Ltd. ADR (India)	53,800	190,452
		1,631,218
Technology Hardware & Equipment — 7.0%
AB S.A. (Poland)	727	17,178
Arcadyan Technology Corp. (Taiwan)	14,000	74,622
ASUSTek Computer, Inc. (Taiwan)	10,000	187,038
Chang Wah Electromaterials, Inc. (Taiwan)	52,000	71,877
Cheng Uei Precision Industry Co., Ltd. (Taiwan)	23,000	50,668
Chicony Electronics Co., Ltd. (Taiwan)	15,000	69,293
China Railway Signal & Communication Corp., Ltd. - H Shares (China) (b)	119,000	52,985
Chin-Poon Industrial Co., Ltd. (Taiwan)	64,000	75,412
Clevo Co. (Taiwan)	55,000	86,288
CMC Magnetics Corp. (Taiwan)	221,000	68,137
Compal Electronics, Inc. (Taiwan)	101,000	115,388
Darfon Electronics Corp. (Taiwan)	57,000	75,418
Ennoconn Corp. (Taiwan)	8,000	70,772
Genius Electronic Optical Co. (Taiwan)	4,000	61,582
Hon Hai Precision Industry Co., Ltd. (Taiwan)	6,000	33,472
Kingboard Holdings, Ltd. (China)	15,000	35,914
Largan Precision Co., Ltd. (Taiwan)	1,000	81,234
Pegatron Corp. (Taiwan)	171,000	477,146
Primax Electronics, Ltd. (Taiwan)	36,000	83,153
Redington, Ltd. (India)	136,419	318,367
Samsung Electronics Co., Ltd. (South Korea)	24,735	880,154
Simplo Technology Co., Ltd. (Taiwan)	4,000	48,320
SKP Resources Bhd (Malaysia)	634,200	168,620
Sunrex Technology Corp. (Taiwan)	36,000	66,745
Supreme Electronics Co., Ltd. (Taiwan)	21,000	37,836
Tripod Technology Corp. (Taiwan)	15,000	89,931
TXC Corp. (Taiwan)	18,000	54,943
Wah Lee Industrial Corp. (Taiwan)	8,000	29,910
Wasion Holdings, Ltd. (China)	532,000	486,554
Weikeng Industrial Co., Ltd. (Taiwan)	56,000	56,966
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. - H Shares (China) (b)	141,000	221,224
Yealink Network Technology Corp., Ltd. - Class A (China)	33,800	178,707
Zhen Ding Technology Holdings, Ltd. (Taiwan)	26,000	94,753
		4,520,607

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	13

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2024

	Shares	Value
Materials — 5.8%
Materials — 5.8%
Aluminum Corp. of China, Ltd. (China)	137,400	$138,339
Aluminum Corp. of China, Ltd. - H Shares (China)	112,000	64,240
Anglogold Ashanti PLC (South Africa)	6,390	142,927
Chambal Fertilisers and Chemicals, Ltd. (India)	9,463	54,466
China BlueChemical, Ltd. - H Shares (China)	116,000	32,019
China Hongqiao Group, Ltd. (China)	81,000	121,564
China Lumena New Materials Corp. (China) (a)(c)	1,700	0
Chun Yuan Steel Industry Co., Ltd. (Taiwan)	60,000	32,757
CMOC Group, Ltd. - H Shares (China)	51,000	34,204
Dongkuk Holdings Co., Ltd. (South Korea)	10,287	51,203
Egypt Aluminium (Egypt)	15,096	34,284
EID Parry India, Ltd. (India) (a)	3,803	39,618
Gold Fields, Ltd. ADR (South Africa)	9,800	129,360
Grupo Mexico S.A.B de C.V. - Series B (Mexico)	58,200	276,147
Gulf Oil Lubricants India, Ltd. (India)	4,999	70,934
Hanil Holdings Co., Ltd. (South Korea)	7,551	71,487
Harmony Gold Mining Co., Ltd. ADR (South Africa)	16,500	135,465
HDC Holdings Co., Ltd. (South Korea) (a)	8,584	69,042
Hindalco Industries, Ltd. (India)	18,404	129,218
Hindustan Zinc, Ltd. (India)	6,375	33,048
Insecticides India, Ltd. (India)	3,361	26,394
Jaya Tiasa Holdings Bhd (Malaysia)	89,600	25,826
Jindal Saw, Ltd. (India)	35,454	120,494
JK Paper, Ltd. (India)	9,122	44,160
Kalyani Steels, Ltd. (India)	2,637	35,843
Magnitogorsk Iron & Steel Works PJSC (Russia) *(a)(c)	194,390	0
National Aluminium Co., Ltd. (India)	22,172	54,667
NMDC, Ltd. (India)	452,568	347,384
Novolipetsk Steel PJSC (Russia) *(a)(b)(c)	2,870	0
Poongsan Corp. (South Korea) (a)	776	26,128
Poongsan Holdings Corp. (South Korea) (a)	1,441	25,196
PPC, Ltd. (South Africa)	201,867	54,845
SABIC Agri-Nutrients Co. (Saudi Arabia)	10,751	317,771
Sappi, Ltd. (South Africa)	18,762	48,728
SeAH Holdings Corp. (South Korea) (a)	409	26,488
Shandong Nanshan Aluminum Co., Ltd. (China)	180,700	96,783
Shinkong Synthetic Fibers Corp. (Taiwan)	54,000	24,219
Styrenix Performance Materials, Ltd. (India)	1,259	42,793
Tharisa PLC (South Africa)	30,068	25,846
TPI Polene PCL (Thailand)	696,400	21,917
Universal Cement Corp. (Taiwan)	37,000	32,183
	Shares	Value
Materials (continued)
Vale S.A. ADR (Brazil)	51,274	$454,800
Vedanta, Ltd. (India)	19,482	101,010
Yem Chio Co., Ltd. (Taiwan)	46,000	24,130
Yunnan Yuntianhua Co., Ltd. - Class A (China)	39,300	120,062
		3,757,989
Real Estate — 1.7%
Equity Real Estate Investment Trusts (REITs) — 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (Turkey) (a)	88,501	34,076
Yeni Gimat Gayrimenkul Ortakligi A.S. (Turkey)	21,598	38,031
		72,107
Real Estate Management & Development — 1.6%
Alembic, Ltd. (India)	51,522	78,984
Barwa Real Estate Co. (Qatar)	86,917	67,606
Emaar Properties PJSC (United Arab Emirates)	163,685	573,403
Greentown China Holdings, Ltd. (China)	29,000	34,202
Kingdom Development Co., Ltd. (Taiwan)	25,000	38,707
Puradelta Lestari Tbk P.T. (Indonesia) (a)	3,013,700	27,830
Robinsons Land Corp. (Philippines)	175,400	39,951
Shanghai Industrial Urban Development Group, Ltd. (China)	863,941	40,792
Shui on Land, Ltd. (China)	1,198,500	102,952
Supalai PCL (Thailand)	63,500	33,564
		1,037,991
Utilities — 2.5%
Utilities — 2.5%
Akenerji Elektrik Uretim A.S. (Turkey) (a)	53,676	20,000
Centrais Eletricas de Santa Catarina S.A. (Brazil)	4,400	57,271
China Everbright Water, Ltd. (China)	165,600	29,101
China Power International Development, Ltd. (China)	197,000	79,988
China Resources Power Holdings Co., Ltd. (China)	50,000	121,056
Cia de Saneamento de Minas Gerais Copasa MG (Brazil)	22,700	76,418
Cia Energética de Minas Gerais ADR (Brazil)	99,390	175,920
Colbun S.A. (Chile)	284,165	35,169
GAIL India, Ltd. (India) (b)	6,384	84,907
Gas Malaysia Bhd (Malaysia)	45,000	43,169
GD Power Development Co., Ltd. - Class A (China)	142,800	89,584
Korea District Heating Corp. (South Korea) (a)	1,418	39,550
Korea Gas Corp. (South Korea) (a)	1,213	28,274
Manila Water Co., Inc. (Philippines)	78,100	36,301
NTPC, Ltd. (India)	83,750	325,521
OGK-2 PJSC (Russia) *(a)(c)	5,740,000	0
Perusahaan Gas Negara Tbk P.T. (Indonesia)	314,700	31,029

See Notes to Financial Statements.
14	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Statement of Investments
December 31, 2024

	Shares	Value
Utilities (continued)
Power Grid Corp. of India, Ltd. (India)	68,737	$247,541
Rojana Industrial Park PCL (Thailand)	203,100	37,207
Saudi Electricity Co. (Saudi Arabia)	15,937	71,665
SGC Energy Co., Ltd. (South Korea) (a)	1,686	28,095
		1,657,766
Total Common Stocks (Cost $55,679,751)		65,139,651

PREFERRED STOCKS — 1.0%
Energy — 0.5%
Energy — 0.5%
Petroleo Brasileiro S.A. ADR (Brazil)	29,600	350,464
Surgutneftegas PJSC, 18.99% (Russia) *(a)(c)	541,500	0
		350,464
Financials — 0.0%(e)
Banks — 0.0%(e)
Banco ABC Brasil S.A. (Brazil)	7,575	23,651

Industrials — 0.1%
Capital Goods — 0.1%
Marcopolo S.A. (Brazil)	25,900	30,906

Information Technology — 0.3%
Technology Hardware & Equipment — 0.3%
Samsung Electronics Co., Ltd., 2.28% (South Korea)	6,638	196,590

Materials — 0.1%
Materials — 0.1%
Bradespar S.A., 6.40% (Brazil)	22,800	61,124

Total Preferred Stocks (Cost $917,589)		662,735

Investments at Value — 101.1%
(Cost $56,597,340)		$65,802,386

Liabilities in Excess of Other Assets — (1.1%)		(724,407)

Net Assets — 100.0%		$65,077,979

*	Security has been suspended from trading due to the ongoing conflict in Russia and Ukraine. As result, management made the decision to value the security at $0.
(a)	Non-income producing security.
(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $2,422,898, which represents 3.7% of net assets as of December 31, 2024.
(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.
(d)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Percentage rounds to less than 0.1%.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
China	$18,070,844	27.8%
Taiwan	13,065,887	20.1%
India	12,966,927	19.9%
South Korea	5,913,686	9.1%
Brazil	2,807,769	4.3%
Saudi Arabia	2,670,399	4.1%
South Africa	1,797,466	2.8%
Malaysia	1,199,466	1.8%
Indonesia	1,150,294	1.8%
Thailand	1,039,811	1.6%
Mexico	1,027,308	1.6%
United Arab Emirates	887,759	1.4%
Poland	577,113	0.9%
Turkey	530,888	0.8%
Qatar	512,012	0.8%
Philippines	400,441	0.6%
Greece	337,930	0.5%
Kuwait	326,718	0.5%
Colombia	225,420	0.3%
Chile	137,182	0.2%
Peru	92,396	0.1%
Egypt	34,284	0.1%
Hungary	30,386	0.0	%(a)
Russia	0	0.0%
Total Investments	$65,802,386	101.1%
Liabilities in Excess of Other Assets	(724,407)	(1.1%)
Net Assets	$65,077,979	100.0%

(a)	Percentage rounds to less than 0.1%.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	15

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 98.3%
Communication Services — 3.6%
Media & Entertainment — 2.1%
GungHo Online Entertainment, Inc. (Japan)	5,200	$109,600
ITV PLC (United Kingdom)	346,685	320,506
Kakaku.com, Inc. (Japan)	2,700	41,137
MFE-MediaForEurope N.V. - Class A (Italy)	93,300	286,067
MIXI, Inc. (Japan)	7,400	142,515
Reach PLC (United Kingdom)	249,483	260,184
SKY Perfect JSAT Holdings, Inc. (Japan)	49,000	279,562
TV Asahi Holdings Corp. (Japan)	2,562	37,018
		1,476,589
Telecommunication Services — 1.5%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	196,148	279,286
Millicom International Cellular S.A. (Sweden) (a)	14,222	348,610
Proximus S.A.D.P. (Belgium)	52,640	274,248
StarHub, Ltd. (Singapore)	159,400	141,211
		1,043,355
Consumer Discretionary — 13.4%
Automobiles & Components — 4.6%
Aisan Industry Co., Ltd. (Japan)	4,600	51,006
FCC Co., Ltd. (Japan)	22,193	445,448
Gestamp Automocion S.A. (Spain) (b)	68,933	176,760
G-Tekt Corp. (Japan)	22,211	245,632
Mazda Motor Corp. (Japan)	13,600	92,729
Mitsubishi Motors Corp. (Japan)	78,500	262,316
NHK Spring Co., Ltd. (Japan)	25,400	317,825
Pacific Industrial Co., Ltd. (Japan)	30,125	259,150
Pirelli & C S.p.A. (Italy) (b)	7,946	45,076
Schaeffler A.G. (Germany) (a)	7,591	33,355
Sumitomo Riko Co., Ltd. (Japan)	29,200	298,893
TI Fluid Systems PLC (United Kingdom) (b)	139,849	338,268
Toyo Tire Corp. (Japan)	30,700	472,174
Yokohama Rubber Co., Ltd. (The) (Japan)	3,900	83,452
		3,122,084
Consumer Discretionary Distribution & Retail — 4.3%
Accent Group, Ltd. (Australia)	175,071	253,110
AOKI Holdings, Inc. (Japan)	6,988	58,891
Belluna Co., Ltd. (Japan)	28,800	141,354
CECONOMY A.G. (Germany) (a)	99,360	271,591
Currys PLC (United Kingdom) (a)	672,868	799,448
Frasers Group PLC (United Kingdom) (a)	32,448	247,400
Harvey Norman Holdings, Ltd. (Australia)	44,223	127,504
IDOM, Inc. (Japan)	29,300	208,499
Joshin Denki Co., Ltd. (Japan) (a)	9,300	134,441
Nafco Co., Ltd. (Japan)	6,500	86,556
Super Retail Group, Ltd. (Australia)	46,195	432,674
Wickes Group PLC (United Kingdom)	126,086	238,678
		3,000,146
	Shares	Value
Consumer Durables & Apparel — 2.1%
SANKYO Co., Ltd. (Japan)	54,300	$731,041
Sumitomo Forestry Co., Ltd. (Japan)	4,000	133,157
Tamron Co., Ltd. (Japan)	1,800	50,679
Tsuburaya Fields Holdings, Inc. (Japan)	12,200	141,334
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	193,000	429,928
		1,486,139
Consumer Services — 2.4%
Betsson A.B. (Sweden) (a)	59,520	772,515
Cie des Alpes (France)	13,772	216,288
G8 Education, Ltd. (Australia)	89,908	72,619
Lottomatica Group S.p.A. (Italy)	15,445	206,078
ME GROUP INTERNATIONAL PLC (United Kingdom)	83,674	214,753
Rank Group PLC (United Kingdom)	91,094	98,081
TUI A.G. (Germany) (a)(b)	5,859	50,813
		1,631,147
Consumer Staples — 6.2%
Consumer Staples Distribution & Retail — 3.1%
Ain Holdings, Inc. (Japan) (a)	6,800	187,168
Belc Co., Ltd. (Japan)	3,400	144,133
Cawachi, Ltd. (Japan)	11,545	187,100
Colruyt Group N.V. (Belgium)	3,014	113,154
Life Corp. (Japan)	24,005	533,821
Marks & Spencer Group PLC (United Kingdom)	146,318	685,275
Olam Group, Ltd. (Singapore)	140,900	125,867
San-A Co., Ltd. (Japan) (a)	8,300	152,502
Sonae SGPS S.A. (Portugal)	35,904	33,996
		2,163,016
Food, Beverage & Tobacco — 3.1%
Austevoll Seafood A.S.A. (Norway)	25,908	222,566
First Pacific Co., Ltd. (Hong Kong)	208,000	120,301
First Resources, Ltd. (Singapore)	102,214	111,542
Inghams Group, Ltd. (Australia)	121,518	238,898
J-Oil Mills, Inc. (Japan)	14,106	193,303
Megmilk Snow Brand Co., Ltd. (Japan)	12,384	216,863
Morinaga Milk Industry Co., Ltd. (Japan)	12,500	232,512
Nippn Corp. (Japan)	6,200	85,914
Nisshin Oillio Group, Ltd. (The) (Japan)	6,900	225,626
Scandinavian Tobacco Group A/S (Denmark) (b)	27,542	364,592
Starzen Co., Ltd. (Japan)	4,705	86,368
Suedzucker A.G. (Germany)	4,171	44,851
		2,143,336
Energy — 2.9%
Energy — 2.9%
BW Offshore, Ltd. (Norway)	38,185	100,456
Cosmo Energy Holdings Co., Ltd. (Japan)	1,500	66,216
DNO A.S.A. (Norway)	154,314	142,414
Esso S.A. Francaise (France)	1,676	188,450
Hafnia, Ltd. (Singapore)	25,204	134,794
Harbour Energy PLC (United Kingdom)	52,426	167,600

See Notes to Financial Statements.
16	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2024

	Shares	Value
Energy (continued)
Japan Petroleum Exploration Co., Ltd. (Japan)	38,000	$275,930
Modec, Inc. (Japan)	2,900	61,212
Paz Retail and Energy, Ltd. (Israel)	1,347	167,023
Saipem S.p.A. (Italy) (a)	106,990	279,884
Vallourec SACA (France) (a)	6,375	108,780
Yancoal Australia, Ltd. (Australia)	80,925	325,015
		2,017,774
Financials — 12.7%
Banks — 6.4%
77 Bank, Ltd. (The) (Japan)	3,900	111,843
Aichi Financial Group, Inc. (Japan)	4,600	72,923
Banco de Sabadell S.A. (Spain)	132,686	257,870
Bank of Georgia Group PLC (United Kingdom)	12,010	708,204
BAWAG Group A.G. (Austria) (b)	6,492	546,907
Bendigo and Adelaide Bank, Ltd. (Australia)	8,731	70,652
BPER Banca (Italy)	107,265	684,182
Chugin Financial Group, Inc. (Japan)	14,500	149,740
Dah Sing Banking Group, Ltd. (Hong Kong)	110,991	116,848
Dah Sing Financial Holdings, Ltd. (Hong Kong)	52,000	187,577
Daishi Hokuetsu Financial Group, Inc. (Japan) (a)	3,400	61,995
Hirogin Holdings, Inc. (Japan)	10,500	77,030
Juroku Financial Group, Inc. (Japan)	6,100	164,703
Kiyo Bank, Ltd. (The) (Japan) (a)	3,800	53,130
Nanto Bank, Ltd. (The) (Japan)	2,100	42,707
Norion Bank A.B. (Sweden) (a)	25,361	83,381
Sydbank A/S (Denmark)	14,701	775,975
TBC Bank Group PLC (United Kingdom)	3,452	134,840
Yamaguchi Financial Group, Inc. (Japan)	13,400	138,668
		4,439,175
Financial Services — 3.9%
Credit Saison Co., Ltd. (Japan)	29,300	682,262
Financial Products Group Co., Ltd. (Japan)	8,100	147,740
Helia Group, Ltd. (Australia)	144,048	397,804
Hoist Finance A.B. (Sweden) (a)(b)	24,707	201,776
Insignia Financial, Ltd. (Australia)	17,620	38,652
Investec PLC (United Kingdom)	9,853	66,983
Magellan Financial Group, Ltd. (Australia)	40,940	280,928
Mutares S.E. & Co., KGaA (Germany)	4,462	111,292
Orient Corp. (Japan)	21,700	116,299
Pepper Money, Ltd. (Australia)	47,161	41,011
Swissquote Group Holding S.A. (Switzerland)	391	150,147
Tokyo Century Corp. (Japan)	40,300	407,371
Vontobel Holding A.G. (Switzerland)	561	39,321
		2,681,586
	Shares	Value
Insurance — 2.4%
Harel Insurance Investments & Financial Services, Ltd. (Israel)	32,535	$448,875
Just Group PLC (United Kingdom)	315,157	640,779
Lancashire Holdings, Ltd. (United Kingdom)	48,688	401,700
Phoenix Holdings, Ltd. (The) (Israel)	2,411	35,173
Vienna Insurance Group A.G. (Austria)	3,632	114,126
		1,640,653
Health Care — 5.2%
Health Care Equipment & Services — 3.2%
Ambea A.B. (Sweden) (b)	80,917	705,002
Ansell, Ltd. (Australia)	21,031	439,393
Attendo A.B. (Sweden) (b)	13,297	61,293
Clariane S.E. (France) (a)	52,763	114,195
ConvaTec Group PLC (United Kingdom) (b)	33,606	92,896
Fagron (Belgium)	2,190	38,024
Japan Lifeline Co., Ltd. (Japan)	54,502	475,481
Sisram Medical, Ltd. (Israel) (b)	59,664	28,775
Tokai Corp. (Japan)	17,079	246,561
		2,201,620
Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
COSMO Pharmaceuticals N.V. (Switzerland)	5,019	352,341
H Lundbeck A/S (Denmark)	61,674	353,981
Nippon Shinyaku Co., Ltd. (Japan)	6,600	166,756
Tsumura & Co. (Japan)	10,800	321,289
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	134,000	211,997
		1,406,364
Industrials — 23.3%
Capital Goods — 16.3%
Central Glass Co., Ltd. (Japan)	8,600	180,358
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	4,672	169,156
Deutz A.G. (Germany)	108,817	456,339
E-Commodities Holdings, Ltd. (Hong Kong)	1,261,426	212,269
Fugro N.V. (Netherlands)	17,162	297,413
Furukawa Co., Ltd. (Japan)	36,370	368,802
Glory, Ltd. (Japan)	12,100	197,840
GS Yuasa Corp. (Japan)	14,200	235,911
Hanwa Co., Ltd. (Japan)	7,400	232,192
Implenia A.G. (Switzerland)	14,326	484,696
Iveco Group N.V. (Italy)	29,302	283,641
Japan Pulp & Paper Co., Ltd. (Japan)	18,754	81,009
Kanadevia Corp. (Japan) (a)	32,500	201,256
Kanematsu Corp. (Japan)	14,000	232,256
Kawasaki Heavy Industries, Ltd. (Japan)	900	40,997
Keller Group PLC (United Kingdom)	36,188	654,034
Kier Group PLC (United Kingdom)	370,715	688,645
KION Group A.G. (Germany)	1,534	50,654
Koninklijke BAM Groep N.V. (Netherlands)	154,690	672,569

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	17

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2024

	Shares	Value
Capital Goods (continued)
Koninklijke Heijmans N.V. (Netherlands)	3,513	$115,175
Kyokuto Kaihatsu Kogyo Co., Ltd. (Japan)	14,600	235,060
Manitou BF S.A. (France)	7,138	124,081
Mitsui E&S Co., Ltd. (Japan)	20,200	231,491
NCC A.B. - B Shares (Sweden)	17,564	257,813
NGK Insulators, Ltd. (Japan)	34,200	431,806
Nichiha Corp. (Japan)	2,798	51,688
Noritake Co., Ltd. (Japan)	3,350	83,751
NRW Holdings, Ltd. (Australia)	283,526	672,327
Porr A.G. (Austria)	8,890	162,443
RAIZNEXT Corp. (Japan)	6,169	61,011
Shibuya Corp. (Japan)	7,800	188,708
Shinnihon Corp. (Japan)	21,320	209,880
Signify N.V. (Netherlands) (b)	1,603	35,803
Strabag S.E. (Austria)	1,541	63,058
Sulzer A.G. (Switzerland)	3,786	547,767
Takeuchi Manufacturing Co., Ltd. (Japan)	7,200	225,597
Toyo Tanso Co., Ltd. (Japan)	7,000	187,074
Tsubakimoto Chain Co. (Japan)	11,406	140,291
Yamabiko Corp. (Japan)	11,700	187,006
Yamazen Corp. (Japan)	53,900	476,038
Yangzijiang Shipbuilding Holdings, Ltd. (Singapore)	323,700	707,527
Yurtec Corp. (Japan)	23,690	233,138
		11,368,570
Commercial & Professional Services — 1.6%
Bilfinger S.E. (Germany)	6,460	309,260
en Japan, Inc. (Japan)	2,200	29,559
Matsuda Sangyo Co., Ltd. (Japan)	5,587	113,865
Persol Holdings Co., Ltd. (Japan)	272,500	408,198
Prosegur Cash S.A. (Spain) (b)	108,014	61,767
TRE Holdings Corp. (Japan) (a)	19,400	185,077
		1,107,726
Transportation — 5.4%
Aurizon Holdings, Ltd. (Australia)	15,944	32,015
easyJet PLC (United Kingdom)	52,448	366,664
Finnair OYJ (Finland) (a)	15,690	35,937
Hoegh Autoliners A.S.A. (Norway) (b)	33,547	334,643
JET2 PLC (United Kingdom)	10,571	209,504
Kelsian Group, Ltd. (Australia)	87,151	196,808
Konoike Transport Co., Ltd. (Japan)	20,000	389,790
MPC Container Ships A.S.A. (Norway)	43,145	78,563
NS United Kaiun Kaisha, Ltd. (Japan)	8,100	207,136
Odfjell S.E. - A Shares (Norway)	16,237	166,585
Redde Northgate PLC (United Kingdom)	83,148	333,480
Sankyu, Inc. (Japan)	6,500	224,476
Stolt-Nielsen, Ltd. (Norway)	10,946	277,869
Wallenius Wilhelmsen A.S.A. (Norway)	52,928	436,025
ZIM Integrated Shipping Services, Ltd. (Israel)	19,200	412,223
		3,701,718
	Shares	Value
Information Technology — 9.0%
Semiconductors & Semiconductor Equipment — 0.9%
Ferrotec Holdings Corp. (Japan)	17,100	$276,558
RS Technologies Co., Ltd. (Japan)	9,245	198,882
Shibaura Mechatronics Corp. (Japan)	3,000	148,074
		623,514
Software & Services — 3.4%
ATEA A.S.A. (Norway)	7,586	94,221
Computacenter PLC (United Kingdom)	8,180	217,522
Econocom Group S.A./N.V. (Belgium)	29,440	56,849
Formula Systems (1985), Ltd. (Israel)	3,433	288,423
Indra Sistemas S.A. (Spain)	17,612	311,170
Iress, Ltd. (Australia) (a)	17,614	101,460
Kontron A.G. (Germany)	13,116	264,707
NCC Group PLC (United Kingdom)	134,680	253,935
Sopra Steria Group (France)	2,205	390,898
Systena Corp. (Japan)	95,800	219,550
TietoEVRY OYJ (Finland)	8,553	150,805
		2,349,540
Technology Hardware & Equipment — 4.7%
Alps Alpine Co., Ltd. (Japan)	25,900	261,956
ALSO Holding A.G. (Switzerland)	1,503	371,033
Codan, Ltd. (Australia)	34,509	343,979
Ituran Location and Control, Ltd. (Israel)	6,700	208,705
Jeol, Ltd. (Japan)	5,600	195,618
Kaga Electronics Co., Ltd. (Japan)	8,600	156,873
Landis+Gyr Group A.G. (Switzerland)	4,887	309,766
Maxell, Ltd. (Japan)	19,100	225,255
MCJ Co., Ltd. (Japan)	64,431	581,685
Nippon Signal Co., Ltd. (Japan)	22,505	132,278
PAX Global Technology, Ltd. (Hong Kong)	45,000	31,114
Quadient S.A. (France)	6,370	123,847
Ryoyo Ryosan Holdings, Inc. (Japan)	8,500	131,122
Toshiba TEC Corp. (Japan) (a)	6,800	154,457
		3,227,688
Materials — 9.0%
Materials — 9.0%
Artience Co., Ltd. (Japan)	5,100	101,718
Billerud Aktiebolag (Sweden)	4,340	39,776
Evolution Mining, Ltd. (Australia)	30,297	89,546
Fuji Seal International, Inc. (Japan)	15,100	241,693
Godo Steel, Ltd. (Japan)	3,000	75,292
Hochschild Mining PLC (United Kingdom) (a)	11,649	31,117
Johnson Matthey PLC (United Kingdom)	4,729	79,342
Kemira OYJ (Finland)	5,884	118,984
Kobe Steel, Ltd. (Japan)	68,600	685,700
Lintec Corp. (Japan) (a)	12,400	238,549
Mitsui Mining & Smelting Co., Ltd. (Japan)	8,200	240,489
Navigator Co. S.A. (The) (Portugal)	68,727	255,730

See Notes to Financial Statements.
18	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2024

	Shares	Value
Materials (continued)
Pan African Resources PLC (United Kingdom)	1,058,153	$455,061
Perseus Mining, Ltd. (Australia)	279,207	442,212
Ramelius Resources, Ltd. (Australia)	128,411	163,773
Resolute Mining, Ltd. (Australia) (a)	1,398,678	339,512
Sakata INX Corp. (Japan)	23,400	256,864
Solvay S.A. (Belgium)	11,705	378,452
Taiheiyo Cement Corp. (Japan)	6,500	146,550
Tokuyama Corp. (Japan)	15,600	258,703
Vetropack Holding A.G. (Switzerland)	3,827	107,549
Vicat S.A.C.A. (France)	15,851	601,568
West African Resources, Ltd. (Australia) (a)	167,292	147,816
Westgold Resources, Ltd. (Australia)	167,579	291,886
Yodogawa Steel Works, Ltd. (Japan)	7,500	265,288
Zacros Corp. (Japan)	5,500	149,523
		6,202,693
Real Estate — 10.4%
Equity Real Estate Investment Trusts (REITs) — 6.8%
Abacus Group (Australia)	201,135	136,673
British Land Co. PLC (The) (United Kingdom)	98,496	444,030
Centuria Office REIT (Australia)	295,698	201,381
Charter Hall Group (Australia)	19,514	172,425
Cromwell European Real Estate Investment Trust (Singapore)	165,989	271,456
Eagle Hospitality Trust (Singapore) (a)(c)	1,204,600	0
Growthpoint Properties Australia, Ltd. (Australia)	206,640	303,357
Impact Healthcare REIT PLC (United Kingdom)	250,397	253,531
Invincible Investment Corp. (Japan)	1,473	617,287
Japan Hotel REIT Investment Corp. (Japan)	567	253,405
Japan Metropolitan Fund Investment (Japan)	322	184,732
KDX Realty Investment Corp. (Japan)	437	414,845
Mercialys S.A. (France)	30,988	325,031
MIRAI Corp. (Japan)	784	203,109
NIPPON REIT Investment Corp. (Japan)	380	183,757
Prime US REIT (Singapore)	866,910	148,362
Sasseur Real Estate Investment Trust (Singapore)	319,337	159,001
Target Healthcare REIT PLC (United Kingdom)	167,416	176,064
Wereldhave N.V. (Netherlands)	14,526	207,206
		4,655,652
Real Estate Management & Development — 3.6%
Aedas Homes S.A. (Spain) (b)	1,990	53,394
Blue Square Real Estate, Ltd. (Israel)	2,308	220,400
Cibus Nordic Real Estate A.B. (Sweden)	14,714	234,651
Citycon OYJ (Finland)	48,239	161,187
Grand City Properties S.A. (Germany) (a)	20,268	247,554
Intershop Holding A.G. (Switzerland)	1,425	199,446
	Shares	Value
Real Estate Management & Development (continued)
Isras Investment Co., Ltd. (Israel)	967	$231,696
Kerry Properties, Ltd. (Hong Kong)	17,500	34,958
Leopalace21 Corp. (Japan)	78,200	291,890
Pandox A.B. (Sweden)	9,714	168,398
Sagax A.B. - D Shares (Sweden)	151,342	423,360
Savills PLC (United Kingdom)	2,579	33,451
Sun Frontier Fudousan Co., Ltd. (Japan)	17,500	214,517
		2,514,902
Utilities — 2.6%
Utilities — 2.6%
A2A S.p.A. (Italy)	189,093	$419,889
AGL Energy, Ltd. (Australia)	5,553	38,720
Contact Energy, Ltd. (New Zealand)	48,496	257,784
Drax Group PLC (United Kingdom)	43,399	351,545
Hokuriku Electric Power Co. (Japan)	29,800	162,379
Rubis SCA (France)	10,544	260,327
Tohoku Electric Power Co., Inc. (Japan)	41,100	308,447
		1,799,091
Total Common Stocks (Cost $61,540,779)		68,004,078

PREFERRED STOCKS — 0.5%
Health Care — 0.5%
Health Care Equipment & Services — 0.5%
Draegerwerk A.G. & Co. KGaA, 2.61% (Germany) (Cost $330,879)	6,468	311,574

Investments at Value — 98.8%
(Cost $61,871,658)		$68,315,652

Other Assets in Excess of Liabilities — 1.2%		811,272

Net Assets — 100.0%		$69,126,924

(a)	Non-income producing security.
(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $3,097,765, which represents 4.5% of net assets as of December 31, 2024.
(c)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	19

Segall Bryant & Hamill International Small Cap Fund	Statement of Investments
December 31, 2024

Country	Value	% of Net Assets
Japan	$25,357,881	36.7%
United Kingdom	9,963,520	14.4%
Australia	6,392,150	9.2%
Sweden	3,296,575	4.8%
Switzerland	2,562,066	3.7%
France	2,453,465	3.5%
Israel	2,320,579	3.4%
Italy	2,204,817	3.2%
Germany	2,151,990	3.1%
Norway	1,853,342	2.7%
Singapore	1,799,760	2.6%
Denmark	1,494,548	2.2%
Hong Kong	1,344,992	1.9%
Netherlands	1,328,166	1.9%
Spain	1,030,117	1.5%
Austria	886,534	1.3%
Belgium	860,727	1.2%
Finland	466,913	0.7%
Portugal	289,726	0.4%
New Zealand	257,784	0.4%
Total Investments	$68,315,652	98.8%
Other Assets in Excess of Liabilities	811,272	1.2%
Net Assets	$69,126,924	100.0%

See Notes to Financial Statements.
20	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 98.0%
Communication Services — 4.7%
Media & Entertainment — 0.6%
MIXI, Inc. (Japan)	100	$1,926
SKY Perfect JSAT Holdings, Inc. (Japan)	442	2,522
Television Francaise 1 S.A. (France)	681	5,146
TV Asahi Holdings Corp. (Japan)	100	1,445
TX Group A.G. (Switzerland)	17	3,406
Verve Group S.E. (Sweden) (a)	390	1,260
		15,705
Telecommunication Services — 4.1%
BT Group PLC (United Kingdom)	8,233	14,841
Deutsche Telekom A.G. (Germany)	335	10,039
HKT Trust and HKT, Ltd. (Hong Kong)	1,000	1,235
KDDI Corp. (Japan)	984	31,340
Nippon Telegraph & Telephone Corp. (Japan)	11,876	11,862
Orange S.A. (France)	601	5,997
Proximus S.A.D.P. (Belgium)	630	3,282
StarHub, Ltd. (Singapore)	4,000	3,543
Telekom Austria A.G. (Austria)	153	1,262
Telia Co. A.B. (Sweden)	5,031	13,983
Telstra Group, Ltd. (Australia)	2,396	5,938
		103,322
Consumer Discretionary — 10.6%
Automobiles & Components — 5.2%
FCC Co., Ltd. (Japan)	100	2,007
Honda Motor Co., Ltd. (Japan)	3,743	35,635
Mercedes-Benz Group A.G. (Germany)	171	9,535
Mitsubishi Motors Corp. (Japan)	500	1,671
NHK Spring Co., Ltd. (Japan)	100	1,251
SAF-Holland S.E. (Germany)	345	5,288
Schaeffler A.G. (Germany) (a)	353	1,551
Stellantis N.V. (Italy)	695	9,042
Subaru Corp. (Japan)	1,662	29,530
Sumitomo Riko Co., Ltd. (Japan)	200	2,047
Suzuki Motor Corp. (Japan)	700	7,843
TI Fluid Systems PLC (United Kingdom) (b)	1,036	2,506
Toyo Tire Corp. (Japan)	100	1,538
Toyota Motor Corp. (Japan)	199	3,885
Valeo S.E. (France)	173	1,665
Volkswagon A.G. (Germany)	173	16,476
		131,470
Consumer Discretionary Distribution & Retail — 2.2%
AOKI Holdings, Inc. (Japan)	400	3,371
CECONOMY A.G. (Germany) (a)	1,732	4,734
Currys PLC (United Kingdom) (a)	9,004	10,698
Delek Automotive Systems, Ltd. (Israel) (a)	14	108
Hornbach Holding A.G. & Co. KGaA (Germany)	35	2,634
IDOM, Inc. (Japan)	200	1,423
Industria de Diseno Textil S.A. (Spain)	221	11,322
Kingfisher PLC (United Kingdom)	721	2,241
MEKO A.B. (Sweden)	100	1,209
	Shares	Value
Consumer Discretionary Distribution & Retail (continued)
Prosus N.V. (Netherlands)	352	$13,985
Wesfarmers, Ltd. (Australia)	56	2,474
		54,199
Consumer Durables & Apparel — 2.2%
Cairn Homes PLC (Ireland)	640	1,541
Cie Financiere Richemont S.A. (Switzerland)	57	8,624
Crystal International Group, Ltd. (Hong Kong) (b)	3,500	1,969
Hermes International (France)	2	4,799
LVMH Moet Hennessy Louis Vuitton S.E. (France)	6	3,947
Sankyo Co., Ltd. (Japan)	935	12,588
Swatch Group A.G. (The) (Switzerland)	209	7,384
Tamron Co., Ltd. (Japan)	100	2,816
Tsuburaya Fields Holdings, Inc. (Japan)	400	4,634
Yue Yuen Industrial Holdings, Ltd. (Hong Kong)	2,500	5,569
		53,871
Consumer Services — 1.0%
Betsson A.B. (Sweden) (a)	520	6,749
Cie des Alpes (France)	524	8,230
G8 Education, Ltd. (Australia)	8,179	6,606
Me Group International PLC (United Kingdom)	1,656	4,250
		25,835
Consumer Staples — 8.0%
Consumer Staples Distribution & Retail — 2.2%
Ain Holdings, Inc. (Japan) (a)	100	2,752
Carrefour S.A. (France)	987	14,049
Colruyt Group N.V. (Belgium)	90	3,379
Koninklijke Ahold Delhaize N.V. (Netherlands)	257	8,384
Life Corp. (Japan)	96	2,135
Olam Group, Ltd. (Singapore)	1,700	1,519
San-A Co., Ltd. (Japan) (a)	100	1,837
Tesco PLC (United Kingdom)	4,914	22,603
		56,658
Food, Beverage & Tobacco — 5.4%
Agrana Beteiligungs A.G. (Austria)	113	1,229
Anheuser-Busch InBev S.A./N.V. (Belgium)	25	1,252
Associated British Foods PLC (United Kingdom)	77	1,963
Austevoll Seafood A.S.A. (Norway)	179	1,538
Bakkavor Group PLC (United Kingdom) (b)	2,001	3,658
British American Tobacco PLC (United Kingdom)	1,003	36,195
Bumitama Agri, Ltd. (Singapore)	2,500	1,602
Danone S.A. (France)	38	2,568
Ebro Foods S.A. (Spain)	262	4,310
First Resources, Ltd. (Singapore)	1,400	1,528
Inghams Group, Ltd. (Australia)	1,115	2,192
Japan Tobacco, Inc. (Japan)	557	14,288

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	21

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2024

	Shares	Value
Food, Beverage & Tobacco (continued)
KWS Saat S.E. & Co. KGaA (Germany)	84	$5,117
Megmilk Snow Brand Co., Ltd. (Japan)	255	4,465
Mitsui DM Sugar Holdings Co., Ltd. (Japan)	137	2,927
Nestle S.A. (Switzerland)	247	20,268
Nippn Corp. (Japan)	164	2,272
Nisshin Oillio Group, Ltd. (The) (Japan)	114	3,728
Prima Meat Packers, Ltd. (Japan)	100	1,408
Savencia S.A. (France)	103	5,655
UIE PLC (Denmark)	235	9,923
WH Group, Ltd. 144A (Hong Kong) (b)(c)	9,000	6,936
		135,022
Household & Personal Products — 0.4%
Essity A.B. - Class B (Sweden)	223	5,960
Henkel A.G. & Co. KGaA (Germany)	49	3,777
		9,737
Energy — 3.7%
Energy — 3.7%
d’Amico International Shipping S.A. (Italy)	166	692
DNO A.S.A. (Norway)	1,288	1,189
Esso S.A. Francaise (France)	18	2,024
Etablissements Maurel et Prom S.A. (France)	430	2,545
Japan Petroleum Exploration Co., Ltd. (Japan)	465	3,376
Karoon Energy, Ltd. (Australia)	2,794	2,413
Modec, Inc. (Japan)	100	2,111
Oil Refineries, Ltd. (Israel)	2,680	692
OMV A.G. (Austria)	307	11,907
Repsol S.A. (Spain)	573	6,973
San-Ai Obbli Co., Ltd. (Japan)	100	1,201
Shell PLC (United Kingdom)	1,528	47,632
TotalEnergies S.E. (France)	58	3,232
Var Energi A.S.A. (Norway) (b)	562	1,754
Yancoal Australia, Ltd. (Australia)	1,516	6,089
		93,830
Financials — 21.9%
Banks — 13.7%
ABN AMRO Bank N.V. (Netherlands) (b)	1,008	15,557
Aichi Financial Group, Inc. (Japan)	100	1,585
ANZ Group Holdings, Ltd. (Australia)	1,516	26,711
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	2,287	22,379
Banco de Sabadell S.A. (Spain)	5,170	10,048
Bank of Cyprus Holding PLC (United Kingdom) (a)	927	4,418
Bank of Georgia Group PLC (United Kingdom)	117	6,899
Bank of Qingdao Co., Ltd. - H Shares (Hong Kong) (b)	37,333	13,844
Barclays PLC (United Kingdom)	2,468	8,256
BNP Paribas S.A. (France)	326	20,017
BPER Banca (Italy)	3,726	23,766
Chugin Financial Group, Inc. (Japan)	200	2,065
	Shares	Value
Banks (continued)
Credit Agricole S.A. (France)	1,816	$24,990
Dah Sing Financial Holdings, Ltd. (Hong Kong)	1,600	5,772
Danske Bank A/S (Denmark)	672	19,053
DBS Group Holdings, Ltd. (Singapore)	500	16,022
Hirogen Holdings, Inc. (Japan)	200	1,467
HSBC Holdings PLC (United Kingdom)	2,772	27,231
Juroku Financial Group, Inc. (Japan)	56	1,512
Mizuho Financial Group, Inc. (Japan)	401	9,789
NatWest Group PLC (United Kingdom)	6,018	30,159
Nordea Bank Abp (Sweden)	1,682	18,322
Oversea-Chinese Banking Corp., Ltd. (Singapore)	1,031	12,591
San-In Godo Bank, Ltd. (The) (Japan)	200	1,596
Sparebanken Vest (Norway)	147	1,830
Sydbank A/S (Denmark)	66	3,484
TBC Bank Group PLC (United Kingdom)	38	1,484
UniCredit S.p.A. (Italy)	201	8,050
Vestjysk Bank A/S (Denmark)	4,964	2,935
Yamaguchi Financial Group, Inc. (Japan)	200	2,070
		343,902
Financial Services — 3.4%
3i Group PLC (United Kingdom)	31	1,380
Deutsche Bank A.G. (Germany)	1,877	32,394
Helia Group, Ltd. (Australia)	4,687	12,944
Liberty Financial Group, Ltd. (Australia)	1,424	2,926
NOMURA Holdings, Inc. (Japan)	4,400	25,527
Orient Corp. (Japan)	300	1,608
Regal Partners, Ltd. (Australia)	4,195	9,722
		86,501
Insurance — 4.8%
Ageas S.A./N.V. (Belgium)	312	15,171
Lancashire Holdings, Ltd. (United Kingdom)	1,422	11,732
MS&AD Insurance Group Holdings, Inc. (Japan)	1,293	27,925
NN Group N.V. (Netherlands)	179	7,807
QBE Insurance Group, Ltd. (Australia)	2,012	23,893
Swiss Re A.G. (Switzerland)	168	24,337
Tokio Marine Holdings, Inc. (Japan)	200	7,177
Vienna Insurance Group A.G. (Austria)	50	1,571
		119,613
Health Care — 12.1%
Health Care Equipment & Services — 1.4%
Ansell, Ltd. (Australia)	367	7,668
Fresenius Medical Care A.G. (Germany)	373	16,984
Paul Hartmann A.G. (Germany)	11	2,507
RHOEN-KLINIKUM A.G. (Germany) (a)	124	1,769
Sonic Healthcare, Ltd. (Australia)	147	2,452
Terveystalo OYJ (Finland) (b)	423	4,610
		35,990
Pharmaceuticals, Biotechnology & Life Sciences — 10.7%
AstraZeneca PLC (United Kingdom)	50	6,519

See Notes to Financial Statements.
22	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2024

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
COSMO Pharmaceuticals N.V. (Switzerland)	149	$10,460
CSL, Ltd. (Australia)	19	3,315
GSK PLC (United Kingdom)	2,006	33,838
H Lundbeck A/S (Denmark)	972	5,579
Hikma Pharmaceuticals PLC (United Kingdom)	150	3,740
Ipsen S.A. (France)	133	15,246
Kaken Pharmaceutical Co., Ltd. (Japan)	400	11,412
Nippon Shinyaku Co., Ltd. (Japan)	400	10,106
Novartis A.G. (Switzerland)	519	50,537
Novo Nordisk A/S - Class B (Denmark)	211	18,206
Roche Holding A.G. (Switzerland)	14	4,183
Roche Holding A.G. (Switzerland)	118	32,999
Sandoz Group A.G. (Switzerland)	436	17,876
Sanofi S.A. (France)	202	19,638
Shionogi & Co., Ltd. (Japan)	600	8,415
Takeda Pharmaceutical Co., Ltd. (Japan)	100	2,647
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (a)	142	3,130
Towa Pharmaceutical Co., Ltd. (Japan)	300	6,349
United Laboratories International Holdings, Ltd. (The) (Hong Kong)	2,000	3,164
		267,359
Industrials — 17.2%
Capital Goods — 12.5%
ABB, Ltd. (Switzerland)	153	8,263
ACS Actividades de Construccion y Servicios S.A. (Spain)	28	1,403
AerCap Holdings N.V. (Netherlands)	100	9,570
Bonheur A.S.A. (Norway)	71	1,628
Cie de Saint-Gobain S.A. (France)	343	30,483
Daimler Truck Holding A.G. (Germany)	130	4,980
Deme Group N.V. (Belgium)	21	3,000
Eiffage S.A. (France)	192	16,838
Fugro N.V. (Netherlands)	280	4,852
Glory, Ltd. (Japan)	200	3,270
GS Yuasa Corp. (Japan)	200	3,323
Indus Holding A.G. (Germany)	176	3,701
Iveco Group N.V. (Italy)	178	1,723
Jardine Cycle & Carriage, Ltd. (Singapore)	300	6,224
Kanematsu Corp. (Japan)	200	3,318
Keller Group PLC (United Kingdom)	709	12,814
Kier Group PLC (United Kingdom)	2,270	4,217
Kitz Corp. (Japan)	275	1,967
Komatsu, Ltd. (Japan)	983	26,778
Koninklijke BAM Groep N.V. (Netherlands)	1,871	8,135
Koninklijke Heijmans N.V. (Netherlands)	189	6,196
KSB S.E. & Co. KGaA (Germany)	6	4,040
Manitou BF S.A. (France)	557	9,683
Mitsui & Co., Ltd. (Japan)	100	2,074
	Shares	Value
Capital Goods (continued)
Mitsui E&S Co., Ltd. (Japan)	200	$2,292
NCC A.B. - B Shares (Sweden)	732	10,745
NGK Insulators, Ltd. (Japan)	300	3,788
Noritake Co., Ltd./Nagoya Japan (Japan)	114	2,850
Noritsu Koki Co., Ltd. (Japan)	100	3,243
NRW Holdings, Ltd. (Australia)	4,563	10,820
Per Aarsleff Holding A/S (Denmark)	53	3,696
Porr A.G. (Austria)	82	1,498
R&S Group Holding A.G. (Switzerland) (a)	253	5,203
Shibaura Machine Co., Ltd. (Japan)	123	2,780
SKF A.B. - B Shares (Sweden)	70	1,314
Takeuchi Manufacturing Co., Ltd. (Japan)	100	3,133
Toyota Tsusho Corp. (Japan)	1,325	23,431
Traton S.E. (Germany)	838	24,133
Volvo A.B. - B Shares (Sweden)	1,246	30,280
Yamazen Corp. (Japan)	200	1,766
Yurtec Corp. (Japan)	400	3,937
		313,389
Commercial & Professional Services — 0.9%
Bilfinger S.E. (Germany)	75	3,590
Brambles, Ltd. (Australia)	377	4,484
Derichebourg S.A. (France)	506	2,798
Persol Holdings Co., Ltd. (Japan)	1,800	2,696
Prosegur Cash S.A. (Spain) (b)	7,093	4,056
Teleperformance S.E. (France)	51	4,375
		21,999
Transportation — 3.8%
Hoegh Autoliners A.S.A. (Norway) (b)	216	2,155
International Consolidated Airlines Group S.A. (United Kingdom)	6,504	24,503
Kawasaki Kisen Kaisha, Ltd. (Japan)	1,100	15,649
Konoike Transport Co., Ltd. (Japan)	200	3,898
Mitsui OSK Lines, Ltd. (Japan)	552	19,208
MPC Container Ships A.S.A. (Norway)	1,151	2,096
Nippon Yusen KK (Japan)	400	13,313
Odfjell S.E. - A Shares (Norway)	167	1,713
Qantas Airways, Ltd. (Australia) (a)	217	1,201
Stolt-Nielsen, Ltd. (Norway)	27	686
Wallenius Wilhelmsen A.S.A. (Norway)	178	1,466
Wilh Wilhelmsen Holding A.S.A. (Norway)	67	2,411
Zigup PLC (United Kingdom)	1,438	5,767
ZIM Integrated Shipping Services, Ltd. (Israel)	100	2,147
		96,213
Information Technology — 8.5%
Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding N.V. (Netherlands)	38	26,619
Ferrotec Holdings Corp. (Japan)	200	3,235
Infineon Technologies A.G. (Germany)	145	4,733
Renesas Electronics Corp. (Japan) (a)	352	4,454

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	23

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2024

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
SCREEN Holdings Co., Ltd. (Japan)	100	$5,904
		44,945
Software & Services — 2.6%
Bytes Technology Group PLC (United Kingdom)	601	3,180
Capgemeni S.E. (France)	69	11,271
Dassault Systemes S.A. (France)	67	2,319
Econocom Group S.A./N.V. (Belgium)	3,187	6,154
Kontron A.G. (Germany)	327	6,599
Nice, Ltd. (Israel) (a)	85	14,428
SAP S.E. (Germany)	60	14,760
Systena Corp. (Japan)	1,700	3,896
TietoEVRY OYJ (Finland)	165	2,909
		65,516
Technology Hardware & Equipment — 4.1%
Alps Alpine Co., Ltd. (Japan)	400	4,046
Brother Industries, Ltd. (Japan)	100	1,692
Canon, Inc. (Japan)	962	31,246
Citizen Watch Co., Ltd. (Japan)	600	3,525
Jeol, Ltd. (Japan)	100	3,493
Kaga Electronics Co., Ltd. (Japan)	200	3,648
Landis+Gyr Group A.G. (Switzerland)	29	1,838
Logitech International S.A. (Switzerland)	79	6,522
MCJ Co., Ltd. (Japan)	501	4,523
Nokia OYJ (Finland)	6,258	27,684
Quadient S.A. (France)	115	2,236
Telefonaktiebolaget LM Ericsson - B Shares (Sweden)	829	6,714
Toshiba TEC Corp. (Japan) (a)	200	4,543
		101,710
Materials — 6.0%
Materials — 6.0%
APERAM S.A. (France)	167	4,374
Caltagirone S.p.A. (Italy)	234	1,576
Evonik Industries A.G. (Germany)	1,327	23,068
Evraz PLC (United Kingdom) (a)(d)	354	0
Holcim A.G. (Switzerland)	248	23,883
Kobe Steel, Ltd. (Japan)	300	2,999
Lintec Corp. (Japan) (a)	200	3,847
Mitsui Mining & Smelting Co., Ltd. (Japan)	100	2,933
Navigator Co. S.A. (The) (Portugal)	926	3,446
Pan African Resources PLC (United Kingdom)	5,788	2,489
Perenti, Ltd. (Australia)	3,949	3,406
Perseus Mining, Ltd. (Australia)	3,064	4,853
Ramelius Resources, Ltd. (Australia)	2,882	3,676
Resolute Mining, Ltd. (Australia) (a)	17,401	4,224
Rio Tinto PLC (United Kingdom)	342	20,189
South32, Ltd. (Australia)	10,902	22,867
Taiheiyo Cement Corp. (Japan)	100	2,255
Tokuyama Corp. (Japan)	200	3,317
Vicat S.A.C.A. (France)	132	5,009
Yara International A.S.A. (Norway)	291	7,702
	Shares	Value
Materials (continued)
Yodogawa Steel Works, Ltd. (Japan)	100	$3,537
		149,650
Real Estate — 2.3%
Equity Real Estate Investment Trusts (REITs) — 1.2%
Abacus Group (Australia)	1,782	1,211
British Land Co. PLC (The) (United Kingdom)	287	1,294
Cromwell European Real Estate Investment Trust (Singapore)	1,420	2,322
Globalworth Real Estate Investments, Ltd. (United Kingdom)	709	1,969
Growthpoint Properties Australia, Ltd. (Australia)	2,978	4,372
Ichigo Office REIT Investment Corp. (Japan)	3	1,521
Invincible Investment Corp. (Japan)	5	2,095
Japan Hotel REIT Investment Corp. (Japan)	4	1,788
Japan Metropolitan Fund Investment Corp. (Japan)	2	1,147
NIPPON REIT Investment Corp. (Japan)	4	1,934
OUE Commercial REIT (Singapore)	6,800	1,419
Unibail-Rodamco-Westfield (France)	111	8,361
		29,433
Real Estate Management & Development — 1.1%
Cibus Nordic Real Estate A.B. (Sweden)	195	3,110
Citycon OYJ (Finland)	353	1,179
CK Asset Holdings, Ltd. (Hong Kong)	1,851	7,555
Daiwa House Industry Co., Ltd. (Japan)	100	3,070
Grand City Properties S.A. (Germany) (a)	97	1,185
Hang Lung Group, Ltd. (Hong Kong)	2,000	2,679
Ho Bee Land, Ltd. (Singapore)	1,100	1,474
Kerry Properties, Ltd. (Hong Kong)	1,000	1,997
Olav Thon Eiendomsselskap A.S.A. (Norway)	65	1,296
Pandox A.B. (Sweden)	80	1,387
Tokyu Fudosan Holdings Corp. (Japan)	600	3,662
		28,594
Utilities — 3.0%
Utilities — 3.0%
A2A S.p.A. (Italy)	621	1,379
Drax Group PLC (United Kingdom)	1,220	9,882
Edison S.p.A. (Italy)	3,279	6,267
Endesa S.A. (Spain)	59	1,269
Enel S.p.A. (Italy)	3,236	23,095
Engie S.A. (France)	1,484	23,537
Genesis Energy, Ltd. (New Zealand)	3,262	4,107
National Grid PLC (United Kingdom)	100	1,188
Rubis SCA (France)	75	1,852
Shikoku Electric Power Co., Inc. (Japan)	400	3,120
		75,696
Total Common Stocks (Cost $2,421,462)		2,460,159

See Notes to Financial Statements.
24	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Statement of Investments
December 31, 2024

	Shares	Value
PREFERRED STOCKS — 0.6%
Consumer Discretionary — 0.5%
Automobiles & Components — 0.5%
Volkswagon A.G., 8.60% (Germany)	126	$11,626

Health Care — 0.1%
Health Care Equipment & Services — 0.1%
Draegerwerk AG & Co. KGaA., 2.61% (Germany)	50	2,409

Total Preferred Stocks (Cost $19,693)		14,035

Investments at Value — 98.6%
(Cost $2,441,155)		$2,474,194

Other Assets in Excess of Liabilities — 1.4%		36,230

Net Assets — 100.0%		$2,510,424

(a)	Non-income producing security.
(b)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $57,045, which represents 2.3% of net assets as of December 31, 2024.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of net assets. The total value of these securities is $0.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
Japan	$577,228	23.0%
United Kingdom	369,735	14.7%
France	262,884	10.5%
Switzerland	225,783	9.0%
Germany	217,629	8.7%
Australia	176,457	7.0%
Netherlands	101,105	4.0%
Sweden	101,033	4.0%
Italy	75,590	3.0%
Denmark	62,876	2.5%
Spain	61,760	2.5%
Hong Kong	50,720	2.0%
Singapore	48,244	1.9%
Finland	36,382	1.5%
Belgium	32,238	1.3%
Norway	27,464	1.1%
Israel	20,505	0.8%
Austria	17,467	0.7%
New Zealand	4,107	0.2%
Portugal	3,446	0.1%
Ireland	1,541	0.1%
Total Investments	$2,474,194	98.6%
Other Assets in Excess of Liabilities	36,230	1.4%
Net Assets	$2,510,424	100.0%

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	25

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 97.4%
Communication Services — 5.1%
Media & Entertainment — 5.1%
Alphabet, Inc. - Class C	5,247	$999,239
Nintendo Co., Ltd. (Japan)	13,800	803,706
		1,802,945
Consumer Discretionary — 12.5%
Consumer Discretionary Distribution & Retail — 6.6%
Amazon.com, Inc. (a)	2,998	657,731
D’ieteren Group (Belgium)	4,665	776,084
Dollarama, Inc. (Canada)	4,851	473,328
O’Reilly Automotive, Inc. (a)	370	438,746
		2,345,889
Consumer Durables & Apparel — 1.2%
PulteGroup, Inc.	3,748	408,157

Consumer Services — 4.7%
Chipotle Mexican Grill, Inc. (a)	8,217	495,485
Compass Group PLC (United Kingdom)	19,520	649,535
InterContinental Hotels Group PLC (United Kingdom)	4,156	517,135
		1,662,155
Consumer Staples — 7.1%
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp.	564	516,777

Food, Beverage & Tobacco — 3.0%
Lotus Bakeries N.V. (Belgium)	60	671,650
Mondelez International, Inc. - Class A	6,421	383,526
		1,055,176
Household & Personal Products — 2.6%
Church & Dwight Co., Inc.	4,355	456,012
Unilever PLC (United Kingdom)	8,289	471,013
		927,025
Energy — 2.9%
Energy — 2.9%
Chevron Corp.	3,403	492,891
Suncor Energy, Inc. (Canada)	15,299	545,868
		1,038,759
Financials — 14.9%
Banks — 4.1%
Intesa Sanpaolo S.p.A. (Italy)	120,859	484,789
JPMorgan Chase & Co.	4,053	971,545
		1,456,334
Financial Services — 4.7%
Partners Group Holding A.G. (Switzerland)	462	627,642
Visa, Inc. - Class A	3,307	1,045,144
		1,672,786
Insurance — 6.1%
Beazley PLC (United Kingdom)	69,554	710,082
Globe Life, Inc.	5,785	645,143
Reinsurance Group of America, Inc.	3,781	807,735
		2,162,960
	Shares	Value
Health Care — 10.5%
Health Care Equipment & Services — 5.0%
Alcon, Inc. (Switzerland)	4,667	$396,182
IDEXX Laboratories, Inc. (a)	932	385,326
STERIS PLC (Ireland)	2,392	491,699
UnitedHealth Group, Inc.	985	498,272
		1,771,479
Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
Bachem Holding A.G. (Switzerland) (a)	4,673	298,901
Bio-Techne Corp.	6,145	442,624
Novo Nordisk A/S - Class B (Denmark)	4,286	369,805
Thermo Fisher Scientific, Inc.	829	431,271
Zoetis, Inc.	2,602	423,944
		1,966,545
Industrials — 14.2%
Capital Goods — 10.8%
Fluidra S.A. (Spain)	21,510	523,746
nVent Electric PLC (Ireland)	6,192	422,047
Parker-Hannifin Corp.	1,173	746,063
Quanta Services, Inc.	2,384	753,463
Safran S.A. (France)	2,768	606,547
Schneider Electric S.E. (France)	3,169	789,016
		3,840,882
Commercial & Professional Services — 2.3%
Jacobs Solutions, Inc.	2,887	385,761
Waste Connections, Inc. (Canada)	2,407	412,993
		798,754
Transportation — 1.1%
TFI International, Inc. (Canada)	2,988	403,649

Information Technology — 26.4%
Semiconductors & Semiconductor Equipment — 6.0%
ASML Holding N.V. (Netherlands)	590	413,295
Marvell Technology, Inc.	10,002	1,104,721
Monolithic Power Systems, Inc.	1,040	615,368
		2,133,384
Software & Services — 16.2%
Cadence Design Systems, Inc. (a)	1,563	469,619
Constellation Software, Inc. (Canada)	284	878,044
Fair Isaac Corp. (a)	345	686,871
Microsoft Corp.	3,379	1,424,248
Palo Alto Networks, Inc. (a)	3,632	660,879
SAP S.E. (Germany)	1,937	476,497
ServiceNow, Inc. (a)	1,086	1,151,290
		5,747,448
Technology Hardware & Equipment — 4.2%
Apple, Inc.	3,742	937,072
Motorola Solutions, Inc.	1,206	557,449
		1,494,521
Materials — 2.4%
Materials — 2.4%
ATI, Inc. (a)	7,529	414,396
Linde PLC (United Kingdom)	1,038	434,580
		848,976

See Notes to Financial Statements.
26	| www.cisbh.com/funds

Segall Bryant & Hamill Global All Cap Fund	Statement of Investments
December 31, 2024

	Shares	Value
Real Estate — 1.4%
Real Estate Management & Development — 1.4%
CBRE Group, Inc. - Class A (a)	3,812	$500,477

Investments at Value — 97.4%
(Cost $23,391,250)		$34,555,078

Other Assets in Excess of Liabilities — 2.6%		927,772

Net Assets — 100.0%		$35,482,850

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Country	Value	% of Net Assets
United States	$20,907,245	58.9%
United Kingdom	2,782,345	7.8%
Canada	2,713,882	7.6%
Belgium	1,447,734	4.1%
France	1,395,563	3.9%
Switzerland	1,322,725	3.7%
Ireland	913,746	2.6%
Japan	803,706	2.3%
Spain	523,746	1.5%
Italy	484,789	1.4%
Germany	476,497	1.3%
Netherlands	413,295	1.2%
Denmark	369,805	1.0%
Total Investments	$34,555,078	97.4%
Other Assets in Excess of Liabilities	927,772	2.6%
Net Assets	$35,482,850	100.0%

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	27

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 80.5%
Finance — 2.0%
Banking — 0.5%
Wells Fargo & Co.	3.000%	04/22/26	$85,000	$83,141

Real Estate Investment Trusts — 1.5%
Host Hotels & Resorts LP	4.500%	02/01/26	230,000	228,654

Industrial — 58.6%
Aerospace / Defense — 1.2%
Hexcel Corp.	4.200%	02/15/27	185,000	180,810

Automobile Manufacturing — 2.0%
Ford Motor Credit Co. LLC	3.375%	11/13/25	315,000	310,059

Construction Machinery — 2.9%
CNH Industrial Capital LLC	5.450%	10/14/25	285,000	286,358
United Rentals North America, Inc.	4.875%	01/15/28	155,000	150,850
				437,208
Diversified Manufacturing — 2.9%
Analog Devices, Inc., 144A (a)	3.450%	06/15/27	175,000	170,547
Keysight Technologies, Inc.	4.600%	04/06/27	270,000	268,588
				439,135
Electronics — 0.9%
Dell International LLC	6.020%	06/15/26	144,000	146,064

Food Processors — 3.5%
General Mills, Inc.	5.241%	11/18/25	270,000	270,002
Mondelez International, Inc.	2.625%	03/17/27	285,000	272,610
				542,612
Healthcare Facilities / Supplies — 4.8%
Agilent Technologies, Inc.	3.050%	09/22/26	281,000	273,348
Teleflex, Inc.	4.625%	11/15/27	235,000	227,728
Tenet Healthcare Corp. (b)	4.625%	06/15/28	245,000	234,462
				735,538
Independent Energy — 1.9%
Occidental Petroleum Corp.	5.500%	12/01/25	295,000	295,823

Information / Data Technology — 1.9%
Oracle Corp.	2.800%	04/01/27	310,000	297,656

Media — Cable – 2.0%
CCO Holdings LLC, 144A (a)	5.125%	05/01/27	305,000	299,699

Metals / Mining — 0.9%
Freeport-McMoran, Inc. (b)	4.375%	08/01/28	135,000	131,309

Midstream Energy — 4.8%
Boardwalk Pipelines LP	5.950%	06/01/26	295,000	298,498
Kinder Morgan, Inc.	4.300%	06/01/25	275,000	274,355
Transcontinental Gas Pipeline Corp.	7.250%	12/01/26	165,000	171,307
				744,160
Packaging — 2.4%
Crown Americas LLC	4.250%	09/30/26	180,000	175,568
Sonoco Products Co.	1.800%	02/01/25	200,000	199,399
				374,967

See Notes to Financial Statements.
28	| www.cisbh.com/funds

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Paper & Forest Products — 2.6%
Georgia Pacific Corp.	7.250%	06/01/28	$225,000	$241,453
Weyerhaeuser Co.	8.500%	01/15/25	160,000	160,174
				401,627
Railroads — 1.4%
Burlington Northern Santa Fe Corp.	6.700%	08/01/28	205,000	216,648

Restaurants — 3.2%
Darden Restaurants, Inc.	4.350%	10/15/27	310,000	305,807
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell America LLC, 144A (a)	4.750%	06/01/27	190,000	186,589
				492,396
Retail Stores — 6.4%
AutoNation, Inc.	3.800%	11/15/27	290,000	280,266
Bath & Body, Inc.	6.694%	01/15/27	78,000	79,660
Lowe’s Cos., Inc.	4.800%	04/01/26	155,000	155,260
O’Reilly Automotive, Inc.	3.550%	03/15/26	300,000	295,903
QVC, Inc.	4.450%	02/15/25	180,000	178,834
				989,923
Services — 1.2%
Service Corp. International	7.500%	04/01/27	185,000	189,862

Supermarkets — 2.3%
Alimentation Couche-Tard, Inc., 144A (a)(b)	3.550%	07/26/27	240,000	231,787
Kroger Co.	3.700%	08/01/27	130,000	126,922
				358,709
Transportation Services — 3.3%
American Airlines, Inc., Series 2016-1, Class A	4.100%	01/15/28	235,349	224,661
Union Pacific Railroad Co., Series 2014-1	3.227%	05/14/26	295,201	290,037
				514,698
Vehicle Parts — 1.0%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	155,000	150,204

Wireless Telecommunications — 1.7%
Sprint Corp.	7.625%	03/01/26	260,000	265,754

Wireline Telecommunications — 3.4%
AT&T, Inc.	5.125%	06/01/28	245,000	253,211
Verizon Communications, Inc.	4.125%	03/16/27	270,000	266,953
				520,164
Utility — 19.9%
Diversified Manufacturing — 1.7%
Amphenol Corp.	5.050%	04/05/27	265,000	267,303

Electric — 16.7%
Alliant Energy Finance LLC, 144A (a)	1.400%	03/15/26	189,000	180,447
Arizona Public Service	2.950%	09/15/27	190,000	180,940
DTE Energy Co.	3.800%	03/15/27	280,000	270,938
Duke Energy Florida LLC	3.200%	01/15/27	275,000	267,751
Nextera Energy Capital Holdings, Inc., Series K	6.051%	03/01/25	290,000	290,513
Oklahoma Gas & Electric Co.	6.650%	07/15/27	230,000	237,384
Pacific Gas & Electric Co.	2.950%	03/01/26	310,000	303,101
Virginia Electric & Power Co., Series 2015-A	3.100%	05/15/25	276,000	274,316
Vistra Operations Co. LLC, 144A (a)	5.125%	05/13/25	300,000	299,666
Wec Energy Group, Inc.	5.150%	10/01/27	265,000	267,776
				2,572,832

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	29

Segall Bryant & Hamill Short Term Plus Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Other Utility — 1.5%
American Water Capital Corp.	3.400%	03/01/25	$230,000	$229,348

Total Corporate Bonds (Cost $12,367,716)				12,416,303

MUNICIPAL BONDS — 0.4%
Colorado — 0.2%
Colorado Housing & Finance Authority, Series 2021-C1	1.008%	11/01/25	35,000	34,324

New Hampshire — 0.1%
New Hampshire Housing Finance Authority, Series 2020-I	1.550%	07/01/25	15,000	14,896

Texas — 0.1%
North Texas Tollway Authority System, Series 2020-B	1.020%	01/01/25	10,000	10,000

Total Municipal Bonds (Cost $58,799)				59,220

ASSET BACKED SECURITIES — 7.2%
CNH Equipment Trust, Series 2022-B, Class A-4	3.910%	03/15/28	20,000	19,721
Daimler Trucks Retail Trust, Series 2023-1, Class A-3	5.900%	03/15/27	380,000	383,843
DT Auto Owner Trust, Series 2023-1, Class D, 144A (a)	6.440%	11/15/28	100,000	101,594
FHLMC Multifamily Structured, Series K-J46, Class A-1	4.777%	06/25/28	79,175	78,954
FHLMC Multifamily Structured, Series K-080, Class A-2	3.926%	07/25/28	6,000	5,856
Ford Credit Auto Owner Trust, Series 2022-B, Class A-4	3.930%	08/15/27	8,000	7,962
John Deere Owner Trust, Series 2024-B, Class A-3	5.200%	03/15/29	220,000	222,751
Mercedes-Benz Auto Receivable Trust, Series 2023-1, Class A-3	4.510%	11/15/27	8,149	8,150
Standard Drive Auto Trust, Series 2022-3, Class C	4.490%	08/15/29	205,000	204,561
Westlake Automobile Receivables Trust, Series 2021-3, Class D, 144A (a)	2.120%	01/15/27	72,000	71,054
Total Asset Backed Securities (Cost $1,087,510)				1,104,446

U.S. TREASURY BONDS & NOTES — 10.7%
United States Treasury	4.625%	02/28/25	240,000	240,068
United States Treasury	3.125%	08/15/25	550,000	546,183
United States Treasury	4.625%	03/15/26	360,000	361,556
United States Treasury	4.250%	03/15/27	350,000	349,909
United States Treasury	4.125%	10/31/27	160,000	159,369
Total U.S. Treasury Bonds & Notes (Cost $1,654,667)				1,657,085

Investments at Value — 98.8%
(Cost $15,168,692)				$15,237,054

Other Assets in Excess of Liabilities — 1.2%				181,136

Net Assets — 100.0%				$15,418,190

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
30	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 39.2%
Finance — 8.1%
Banking — 4.1%
Bank of America Corp., Series N (SOFR + 153) (a)	1.898%	07/23/31	$13,475,000	$11,336,805
Citigroup, Inc. (SOFR + 116.7) (a)	2.561%	05/01/32	4,100,000	3,470,253
JPMorgan Chase & Co. (SOFR + 151) (a)	2.739%	10/15/30	5,130,000	4,621,183
PNC Financial Services Group, Inc. (b)	6.875%	10/20/34	5,185,000	5,659,747
Wells Fargo & Co., Series Q (TSFR3M + 157.161) (a)	3.584%	05/22/28	5,635,000	5,460,561
				30,548,549
Mortgage Banking — 0.5%
Provident Funding Associates LP/PFG Finance Corp., 144A (c)	9.750%	09/15/29	3,650,000	3,736,271

Noncaptive Diversified Financial Companies — 0.8%
Aviation Capital Group LLC, 144A (c)	6.250%	04/15/28	2,875,000	2,966,572
GATX Corp.	3.500%	06/01/32	2,987,000	2,635,433
				5,602,005
Other Finance — 1.0%
IIP Operating Partnership LP	5.500%	05/25/26	7,570,000	7,377,627

Real Estate Investment Trusts — 1.7%
Host Hotels & Resorts LP, Series J (b)	2.900%	12/15/31	4,396,000	3,740,329
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	6,175,000	5,206,028
Vici Properties, Inc., 144A (c)	4.500%	01/15/28	4,000,000	3,911,958
				12,858,315
Industrial — 23.6%
Automobile Manufacturing — 1.1%
Ford Motor Credit Co. LLC	3.375%	11/13/25	7,500,000	7,382,382
Goodyear Tire & Rubber Co.	5.000%	07/15/29	500,000	459,134
				7,841,516
Building Products — 2.2%
Allegion US Holding Co., Inc.	3.550%	10/01/27	2,550,000	2,459,046
Martin Marietta Materials, Inc.	2.400%	07/15/31	6,500,000	5,528,229
Masco Corp.	6.500%	08/15/32	6,205,000	6,537,225
Summit Materials LLC, 144A (c)	5.250%	01/15/29	1,750,000	1,762,267
				16,286,767
Chemicals — 0.5%
Compass Minerals International, Inc., 144A (c)	6.750%	12/01/27	3,691,000	3,635,258

Construction Machinery — 1.2%
Brunswick Corp.	2.400%	08/18/31	4,798,000	3,930,654
H&E Equipment Services, Inc., 144A, Series 144A (c)	3.875%	12/15/28	5,550,000	5,072,351
				9,003,005
Consumer Products — 0.5%
Church & Dwight Co., Inc.	5.600%	11/15/32	3,500,000	3,606,719

Diversified Manufacturing — 0.9%
BWX Technologies, Inc., 144A (c)	4.125%	06/30/28	4,169,000	3,903,314
Vontier Corp.	2.400%	04/01/28	2,800,000	2,526,804
				6,430,118
Electronics — 0.4%
QORVO, Inc.	4.375%	10/15/29	3,325,000	3,118,292

Environmental — 0.0% (d)
Clean Harbors, Inc., 144A (c)	6.375%	02/01/31	250,000	251,695

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	31

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Healthcare Facilities / Supplies — 1.1%
HCA, Inc.	3.500%	09/01/30	$4,250,000	$3,859,852
Tenet Healthcare Corp.	6.125%	10/01/28	4,108,000	4,100,379
				7,960,231
Independent Energy — 1.9%
Occidental Petroleum Corp.	7.500%	05/01/31	6,085,000	6,652,481
Range Resources Corp., 144A (c)	8.250%	01/15/29	4,080,000	4,200,747
SM Energy Co.	6.500%	07/15/28	3,652,000	3,629,108
				14,482,336
Information Technology — 0.8%
Moody’s Corp. (b)	4.875%	12/17/48	3,500,000	3,113,085
Oracle Corp.	6.250%	11/09/32	2,590,000	2,744,808
				5,857,893
Lease / Rent — 1.3%
SBA Tower Trust, 144A, Series 2019-1, Class 1-C (c)	2.836%	01/15/50	10,000,000	9,989,750

Leisure / Entertainment — 0.5%
Cedar Fair LP/Canada’s Wonderland Co.	5.250%	07/15/29	4,000,000	3,844,742

Media — Cable — 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A (c)	5.000%	02/01/28	4,140,000	3,990,520
Cox Communications, Inc., 144A (c)	2.600%	06/15/31	3,825,000	3,222,814
Sirius XM Radio, Inc., 144A (c)	5.500%	07/01/29	3,000,000	2,876,442
WarnerMedia Holdings, Inc. (b)	5.391%	03/15/62	4,480,000	3,294,237
				13,384,013
Media — Non-Cable — 0.2%
Lamar Media Corp.	4.875%	01/15/29	1,700,000	1,633,177

Midstream Energy — 1.5%
Tennessee Gas Pipeline Co. LLC	8.375%	06/15/32	6,309,000	7,159,868
Transcontinental Gas Pipe Line Co. LLC	3.250%	05/15/30	4,840,000	4,409,238
				11,569,106
Other Industrial — 0.5%
Quanta Services, Inc.	2.900%	10/01/30	4,000,000	3,569,314

Pharmaceuticals — 1.3%
Pfizer Investment Enterprises Pte. Ltd.	4.450%	05/19/28	6,000,000	5,946,701
Teva Pharmaceuticals Finance	3.150%	10/01/26	4,000,000	3,843,588
				9,790,289
Retail Stores — 1.8%
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	3,825,000	3,353,162
Group 1 Automotive, Inc., 144A (c)	4.000%	08/15/28	5,438,000	5,091,109
Lowe’s Cos., Inc.	5.625%	04/15/53	3,700,000	3,555,654
QVC, Inc., 144A (c)	6.875%	04/15/29	1,655,000	1,346,629
				13,346,554
Services — 1.3%
Block Financial LLC	3.875%	08/15/30	5,340,000	4,926,879
Rayonier LP	2.750%	05/17/31	6,000,000	5,086,206
				10,013,085
Supermarkets — 0.5%
Alimentation Couche-Tard, Inc., 144A (b)(c)	3.550%	07/26/27	3,810,000	3,679,624

Transportation Services — 1.3%
FedEx Corp.	3.900%	02/01/35	2,245,000	1,982,822
FedEx Corp.	5.100%	01/15/44	4,000,000	3,655,365

See Notes to Financial Statements.
32	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Transportation Services (continued)
XPO CNW, Inc.	6.700%	05/01/34	$3,592,000	$3,741,472
				9,379,659
Vehicle Parts — 0.6%
LKQ Corp. (b)	6.250%	06/15/33	4,550,000	4,693,064

Wireline Telecommunications — 0.4%
AT&T, Inc.	3.500%	06/01/41	3,500,000	2,681,929

Utility — 7.5%
Electric — 7.5%
Duke Energy Carolinas LLC	4.950%	01/15/33	7,670,000	7,542,382
Nevada Power Co.	6.750%	07/01/37	3,956,000	4,335,759
NRG Energy, Inc., 144A (c)	5.250%	06/15/29	3,565,000	3,462,439
Oglethorpe Power Corp., Series 2022A (b)	4.500%	04/01/47	8,334,000	6,835,461
Oncor Electric Delivery Co. LLC (b)	5.650%	11/15/33	3,765,000	3,860,547
Peco Energy Co.	4.900%	06/15/33	3,954,000	3,885,090
PG&E Corp.	5.000%	07/01/28	4,866,000	4,753,811
PG&E Corp.	5.250%	07/01/30	2,500,000	2,447,066
Pinnacle West Capital Corp.	1.300%	06/15/25	4,327,000	4,254,272
Virginia Electric & Power Co., Series A	6.000%	05/15/37	5,581,000	5,782,867
Vistra Operations Co. LLC, 144A (c)	5.000%	07/31/27	5,100,000	5,004,087
Wisconsin Electric Power Co.	4.750%	09/30/32	3,460,000	3,411,098
				55,574,879
Total Corporate Bonds (Cost $303,593,119)				291,745,782

MUNICIPAL BONDS — 2.0%
California — 0.8%
California Municipal Finance Authority, Series 2021 (b)(e)	3.637%	07/01/30	6,805,000	6,129,182

Nebraska — 0.5%
City of Blair Nebraska Water System, Series 2023 (b)	6.100%	05/15/27	3,840,000	3,839,969

New Hampshire — 0.7%
National Finance Authority, Series 2021	3.778%	01/01/36	6,000,000	4,808,476

Total Municipal Bonds (Cost $16,901,313)				14,777,627

ASSET BACKED SECURITIES — 3.7%
DT Auto Owner Trust, Series 2023-1, 144A (c)	6.440%	11/15/28	4,750,000	4,825,700
GTP Acquisition Partners I LLC, Series 2015-1-2, Class A-15-2, 144A (c)	3.482%	06/16/25	10,800,000	10,724,905
Trinity Rail Leasing LP, Series 2022-1, Class A, 144A (c)	4.550%	05/19/52	4,706,554	4,540,298
Verizon Master Trust, Series 2024-6, Class A-1A	4.170%	08/20/30	6,000,000	5,942,301
Verizon Master Trust, Series 2024-8, Class A-1A	4.620%	11/20/30	1,795,000	1,793,137
Total Asset Backed Securities (Cost $27,992,610)				27,826,341

MORTGAGE-BACKED SECURITIES PASSTHROUGH — 29.9%
Fannie Mae Pool — 12.9%
Pool #735897	5.500%	10/01/35	203,041	204,437
Pool #888016	5.500%	05/01/36	331,552	335,453
Pool #AL3287, Series 2013	4.500%	09/01/41	742,166	719,525
Pool #MA1700, Series 2013	4.500%	12/01/43	662,507	636,541
Pool #MA1971	4.500%	06/01/44	106,843	102,656
Pool #MA2005	4.500%	08/01/44	245,254	235,642

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	33

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Fannie Mae Pool (continued)
Pool #CB3110	2.500%	03/01/47	$1,041,730	$857,373
Pool #CA5338	3.000%	03/01/50	7,609,923	6,509,205
Pool #MA4020	3.000%	05/01/50	4,702,444	4,048,959
Pool #CA5960	2.500%	06/01/50	7,481,408	6,203,930
Pool #MA4048	3.000%	06/01/50	4,564,843	3,896,352
Pool #CA8256	2.500%	08/01/50	7,619,409	6,216,772
Pool #MA4097	3.000%	08/01/50	4,565,532	3,929,650
Pool #FM6110	3.000%	09/01/50	4,376,928	3,789,208
Pool #MA4121	3.000%	09/01/50	3,431,537	2,952,525
Pool #FS0672	2.000%	01/01/51	4,584,018	3,604,329
Pool #BT0417	2.500%	06/01/51	3,443,324	2,835,541
Pool #MA4379	2.500%	07/01/51	3,788,303	3,112,712
Pool #MA4438	2.500%	10/01/51	5,022,741	4,108,168
Pool #MA4514	3.500%	01/01/52	1,560,312	1,390,004
Pool #BV7245	4.000%	05/01/52	2,956,719	2,707,208
Pool #MA4644	4.000%	05/01/52	12,187,920	11,169,670
Pool #MA4732	4.000%	09/01/52	4,275,661	3,916,505
Pool #MA4761	5.000%	09/01/52	6,753,290	6,539,283
Pool #MA5008	4.500%	05/01/53	3,080,252	2,900,721
Pool #MA5071	5.000%	07/01/53	5,421,103	5,239,403
Pool #MA5216	6.000%	12/01/53	5,200,784	5,228,037
Pool #MA5295	6.000%	03/01/54	2,704,483	2,717,902
				96,107,711
Freddie Mac Gold Pool — 0.1%
Pool #G08061	5.500%	06/01/35	26,712	27,062
Pool #A42128	5.500%	01/01/36	88,668	89,829
Pool #G02386	6.000%	11/01/36	149,181	154,852
Pool #G08607	4.500%	09/01/44	467,718	449,990
				721,733
Freddie Mac Non-Gold Pool — 12.8%
Pool #781958 (H15T1Y + 225) (a)	7.250%	09/01/34	14,313	14,751
Pool #RA2650	3.000%	05/01/50	4,174,472	3,595,497
Pool #SD8092	3.000%	09/01/50	5,772,713	4,933,977
Pool #SD8129	2.500%	02/01/51	4,031,302	3,316,607
Pool #SD8151	2.500%	06/01/51	10,177,444	8,384,213
Pool #SD8194	2.500%	02/01/52	2,768,731	2,264,773
Pool #SD8196	3.500%	02/01/52	10,570,259	9,395,884
Pool #SD8202	3.500%	02/01/52	14,264,428	12,702,662
Pool #SD8201	3.000%	03/01/52	6,521,101	5,553,812
Pool #RA6910	3.500%	03/01/52	4,131,540	3,684,191
Pool #SD8215	4.000%	05/01/52	7,450,698	6,828,125
Pool #RA7554	4.000%	06/01/52	4,536,678	4,156,608
Pool #SD8231	4.500%	07/01/52	7,202,628	6,780,050
Pool #SD8238	4.500%	08/01/52	6,255,288	5,887,577
Pool #SD8246	5.000%	09/01/52	6,543,821	6,336,453
Pool #SD8277	5.500%	12/01/52	5,645,988	5,586,573
Pool #SD8494	5.500%	12/01/54	6,200,000	6,120,336
				95,542,089

See Notes to Financial Statements.
34	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Ginnie Mae II Pool — 4.1%
Pool #MA7590M	3.000%	09/20/51	$7,111,109	$6,178,198
Pool #MA7769M	3.500%	12/20/51	4,428,031	3,968,345
Pool #MA8801M	5.500%	04/20/53	6,218,948	6,186,589
Pool #MA9853M	6.500%	08/20/54	2,899,054	2,950,505
Pool #MA9908M	6.500%	09/20/54	7,537,750	7,681,958
Pool #MB0028M	6.500%	11/20/54	3,294,171	3,358,398
				30,323,993
Total Mortgage-Backed Securities Passthrough (Cost $240,196,705)				222,695,526

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.1%
GSR Mortgage Loan Trust, Series 2005-3F, Class 2A-3 (Cost $496,520)	6.000%	03/25/35	499,754	303,493

U.S. TREASURY BONDS & NOTES — 22.4%
United States Treasury	2.375%	05/15/27	14,858,000	14,229,111
United States Treasury	4.125%	07/31/28	15,493,000	15,386,077
United States Treasury	2.625%	02/15/29	15,710,000	14,687,761
United States Treasury	0.625%	08/15/30	18,810,000	15,275,495
United States Treasury	2.750%	08/15/32	11,613,000	10,298,747
United States Treasury	3.375%	05/15/33	23,420,000	21,522,451
United States Treasury	3.125%	11/15/41	20,090,000	16,166,168
United States Treasury	3.750%	08/15/41	15,000,000	13,195,220
United States Treasury	2.500%	02/15/45	16,675,000	11,569,502
United States Treasury	1.250%	05/15/50	34,665,000	16,434,153
United States Treasury	2.875%	05/15/52	25,550,000	17,867,925
Total U.S. Treasury Bonds & Notes (Cost $177,811,113)				166,632,610

Investments at Value — 97.3%
(Cost $766,991,380)				$723,981,379

Other Assets in Excess of Liabilities — 2.7%				20,372,105

Net Assets — 100.0%				$744,353,484

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Percentage rounds to less than 0.1%.
(e)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $6,129,182, which represents 0.8% of net assets as of December 31, 2024.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	35

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
CORPORATE BONDS — 96.7%
Finance — 11.3%
Mortgage Banking — 1.0%
Provident Funding Associates LP/PFG Finance Corp., 144A (a)	9.750%	09/15/29	$645,000	$660,245

Noncaptive Diversified Financial Companies — 0.8%
Aircastle, Ltd., 144A (a)	5.250%	08/11/25	500,000	500,155

Other Finance — 5.5%
IIP Operating Partnership LP	5.500%	05/25/26	1,950,000	1,900,446
Outfront Media Capital LLC, 144A (a)	4.250%	01/15/29	1,850,000	1,720,284
				3,620,730
Real Estate Investment Trusts — 4.0%
MPT Operating Partnership LP/MPT Finance Corp.	5.000%	10/15/27	1,750,000	1,475,393
VICI Properties LP, 144A (a)	4.500%	01/15/28	1,171,000	1,145,226
				2,620,619
Industrial — 78.5%
Automobile Manufacturing — 3.5%
Ford Motor Co.	7.400%	11/01/46	600,000	634,471
Goodyear Tire & Rubber Co.	4.875%	03/15/27	1,725,000	1,666,633
				2,301,104
Building Products — 2.7%
Summit Materials LLC, 144A (a)	6.500%	03/15/27	525,000	524,541
Summit Materials LLC, 144A (a)	5.250%	01/15/29	1,239,000	1,247,685
				1,772,226
Chemicals — 6.1%
Axalta Coating Systems LLC, 144A (a)	4.750%	06/15/27	520,000	509,662
Axalta Coating Systems LLC, 144A (a)	3.375%	02/15/29	1,000,000	907,781
Compass Minerals International, Inc., 144A (a)	6.750%	12/01/27	1,154,000	1,136,572
Olin Corp.	5.125%	09/15/27	806,000	788,843
Olin Corp.	5.000%	02/01/30	675,000	633,694
				3,976,552
Construction Machinery — 5.6%
Brunswick Corp.	2.400%	08/18/31	1,639,000	1,342,714
H&E Equipment Services, Inc., 144A (a)	3.875%	12/15/28	1,461,000	1,335,262
United Rentals North America, Inc.	4.875%	01/15/28	1,050,000	1,021,890
				3,699,866
Consumer Products — 2.8%
Central Garden & Pet Co.	4.125%	10/15/30	700,000	628,692
Scotts Miracle-Gro Co.	4.500%	10/15/29	500,000	460,661
Scotts Miracle-Gro Co.	4.000%	04/01/31	875,000	762,932
				1,852,285
Diversified Manufacturing — 6.1%
ATS Automation Tooling Systems, Inc., 144A (a)	4.125%	12/15/28	1,665,000	1,543,319
BWX Technologies, Inc., 144A (a)	4.125%	06/30/28	1,432,000	1,340,740
Griffon Corp.	5.750%	03/01/28	1,165,000	1,142,365
				4,026,424
Electronics — 3.3%
Amkor Technology, Inc., 144A (a)	6.625%	09/15/27	670,000	669,785
CDW LLC/CDW Finance Corp.	3.276%	12/01/28	350,000	325,589
QORVO, Inc.	4.375%	10/15/29	1,000,000	937,832
Sensata Technologies, Inc., 144A (a)	3.750%	02/15/31	250,000	218,559
				2,151,765
Environmental — 1.3%
Clean Harbors, Inc., 144A (a)	5.125%	07/15/29	910,000	873,516

See Notes to Financial Statements.
36	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Healthcare Facilities / Supplies — 3.3%
Hologic, Inc., 144A (a)	3.250%	02/15/29	$500,000	$452,170
Teleflex, Inc.	4.625%	11/15/27	375,000	363,396
Tenet Healthcare Corp.	6.125%	10/01/28	1,372,000	1,369,455
				2,185,021
Home Builders — 2.4%
KB Home	6.875%	06/15/27	1,560,000	1,593,030

Independent Energy — 9.8%
Apache Corp.	4.250%	01/15/30	575,000	540,450
Apache Corp.	5.100%	09/01/40	1,195,000	1,041,325
Occidental Petroleum Corp.	7.875%	09/15/31	1,650,000	1,826,130
Range Resources Corp., 144A (a)	8.250%	01/15/29	1,635,000	1,683,388
SM Energy Co.	6.500%	07/15/28	1,325,000	1,316,694
				6,407,987
Leisure / Entertainment — 2.7%
Six Flags Entertainment Corp.	5.375%	04/15/27	700,000	692,560
Six Flags Entertainment Corp.	5.250%	07/15/29	1,100,000	1,057,304
				1,749,864
Media — Cable — 6.1%
DIRECTV Financing LLC, 144A (a)	5.875%	08/15/27	1,422,000	1,385,453
Nexstar Broadcasting, Inc., 144A (a)	5.625%	07/15/27	1,385,000	1,350,868
Sirius XM Radio, Inc., 144A (a)	5.500%	07/01/29	1,350,000	1,294,399
				4,030,720
Media — Non-Cable — 4.5%
Discovery Communications LLC	3.625%	05/15/30	1,115,000	991,903
Lamar Media Corp.	3.750%	02/15/28	1,025,000	961,230
Lamar Media Corp.	4.875%	01/15/29	815,000	782,964
Nexstar Broadcasting, Inc., 144A (a)	4.750%	11/01/28	225,000	209,786
				2,945,883
Metals / Mining — 1.9%
FMG Resources August 2006 Pty., Ltd., 144A (a)	4.500%	09/15/27	1,300,000	1,257,129

Packaging — 1.7%
Crown Americas LLC	4.750%	02/01/26	600,000	593,442
Silgan Holdings, Inc.	4.125%	02/01/28	525,000	501,067
				1,094,509
Pharmaceuticals — 1.0%
Teva Pharmaceuticals Financial Netherlands B.V.	3.150%	10/01/26	718,000	689,924

Restaurants — 1.4%
Papa Johns International, Inc., 144A (a)	3.875%	09/15/29	1,000,000	895,867
Retail Stores — 5.8%
Asbury Automotive Group, Inc.	4.500%	03/01/28	500,000	479,250
Dick’s Sporting Goods, Inc.	3.150%	01/15/32	581,000	509,330
Dick’s Sporting Goods, Inc.	4.100%	01/15/52	511,000	373,302
Group 1 Automotive, Inc., 144A (a)	4.000%	08/15/28	1,064,000	996,127
L Brands, Inc.	5.250%	02/01/28	998,000	982,583
QVC, Inc., 144A (a)	6.875%	04/15/29	593,000	482,508
				3,823,100
Services — 2.6%
AECOM	5.125%	03/15/27	850,000	841,842
Service Corp. International	4.625%	12/15/27	686,000	667,516
TopBuild Corp., 144A (a)	3.625%	03/15/29	227,000	207,812
				1,717,170

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	37

Segall Bryant & Hamill Quality High Yield Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Transportation Services — 2.0%
XPO Logistics, Inc.	6.700%	05/01/34	$1,242,000	$1,293,683

Vehicle Parts — 1.9%
Allison Transmission, Inc., 144A (a)	4.750%	10/01/27	1,300,000	1,259,774

Utility — 6.9%
Electric — 6.9%
NRG Energy, Inc., 144A (a)	3.625%	02/15/31	1,352,000	1,182,272
PG&E Corp.	5.000%	07/01/28	1,050,000	1,025,791
PG&E Corp.	5.250%	07/01/30	704,000	689,094
Vistra Operations Co. LLC, 144A (a)	5.000%	07/31/27	1,650,000	1,618,969
				4,516,126
Investments at Value — 96.7%
(Cost $66,439,200)				$63,515,274

Other Assets in Excess of Liabilities — 3.3%				2,198,759

Net Assets — 100.0%				$65,714,033

(a)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
38	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 86.4%
Certificate Participation — 0.0% (a)
Lease / Rent — 0.0% (a)
Regional Transportation District Colorado COP, Series 2015-A (b)	4.000%	06/01/40	$20,000	$19,635

General Obligation — 15.4%
Local — 15.4%
Bret Harte Union High School District, Series 2024	0.000%	08/01/36	785,000	500,841
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/36	450,000	290,103
Chaffey Joint Union High School District, Series G (b)	0.000%	08/01/37	500,000	305,175
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/27	1,450,000	1,351,995
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/28	1,450,000	1,316,237
Chambers County Texas Improvement District No. 1, Series 2020 (b)	2.000%	09/01/29	1,455,000	1,286,326
Cool Water Municipal Utility District, BAM, Series 2023-A (b)(c)	7.000%	08/15/30	380,000	437,825
Fort Bend Texas Independent School District, Series 2024-A	5.000%	08/15/41	1,675,000	1,830,534
Hays County Development District No. 1, AGM, Series 2023 (b)(c)	5.000%	04/01/36	110,000	111,912
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/34	555,000	509,346
Kaufman County Texas Municipal Utility District No. 5, Series 2021 (b)	3.000%	03/01/35	450,000	404,693
King County Washington Public Hospital District No. 2, Series 2024	5.250%	12/01/45	2,350,000	2,527,987
Leander Independent School District, Series A (b)	0.000%	08/15/35	375,000	236,370
Meridian Metropolitan District Colorado, Series 2023	4.250%	12/01/48	250,000	248,358
Osage County School District No. R-II, Series 2024	5.500%	03/01/41	405,000	453,550
Osage County School District No. R-II, Series 2024	5.500%	03/01/44	525,000	582,072
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/39	500,000	547,402
Public Healthcare Services District No. 3 Pacific County, Washington, Series 2024	5.250%	12/01/44	600,000	644,921
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.250%	12/01/31	520,000	453,925
Rendezvous Residential Metropolitan District Colorado, Series 2022 (b)	2.350%	12/01/33	465,000	392,158
Sanitary and Improvment District No. 425 of Douglas County Nebraska, Series 2023	5.000%	11/01/33	4,000,000	4,094,322
Southern Boone County R-I School District, Series 2024	6.000%	03/01/44	2,520,000	2,931,435
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/34	510,000	464,604
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/35	525,000	468,849
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/36	540,000	472,273
Sunfield Municipal Utility District No. 3, Series 2021 (b)	3.000%	09/01/37	550,000	473,300
Tarrant County Hospital District, Series 2023	5.250%	08/15/37	60,000	66,376
Texas Transportation Commission, Series 2014-B	0.650%	10/01/41	685,000	654,661
Thunderbird Colorado Water & Sanitation District, Series 2023	5.250%	12/01/38	175,000	190,261
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.000%	09/01/27	100,000	96,058
Travis County Texas Municipal Utility District No. 21, Series 2016 (b)	3.500%	09/01/33	215,000	194,147
West Harris County Texas Municipal District No. 5, Series 2015 (b)	3.375%	09/01/27	105,000	101,797
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.500%	12/01/36	490,000	561,922
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.500%	12/01/43	600,000	672,288
Whitman County Public Hospital District No. 1-A, Series 2023 (b)	5.000%	12/01/53	1,500,000	1,583,417
Wink-Loving Independent School District, Series 2024	5.000%	02/15/33	500,000	504,742
Wink-Loving Independent School District, Series 2024	5.000%	02/15/34	375,000	381,664
				28,343,846
Local Authority — 4.1%
Education — 3.0%
Administrators of the Tulane Educational Fund, Series 2013-C (b)	5.000%	10/01/47	170,000	151,662
Public Finance Authority Taxable Educational Facilities Wisconsin, Series 2021-A (b)	5.625%	06/01/50	5,750,000	5,348,616
				5,500,278
Public Services — 0.5%
Port of Greater Cincinnati Ohio Development Authority, Series 2020 (b)(d)	5.250%	12/01/35	1,000,000	929,788

Transportation — 0.6%
Public Finance Authority Taxable Air Cargo, Series 2021	2.012%	07/01/25	1,085,000	1,068,766

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	39

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Revenue — 63.1%
Education — 0.6%
Minnewaukan Public School District No. 5, Series 2016	2.700%	08/01/26	$125,000	$122,252
Oregon Coast Community College District, Series 2024	5.000%	06/15/27	100,000	101,668
Oregon Coast Community College District, Series 2024	5.000%	06/15/38	100,000	106,486
Oregon Coast Community College District, Series 2024	5.000%	06/15/40	600,000	632,011
Oregon Coast Community College District, Series 2024	5.000%	06/15/41	150,000	157,293
Pennsylvania Higher Educational Facilities Authority, Series 2016 (b)	3.000%	05/01/37	15,000	12,592
				1,132,302
Healthcare — 0.1%
Illinois Finance Authority, Series 2016-A (b)	5.000%	02/15/45	100,000	100,524

Housing — 25.8%
Chesapeake Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	1,020,000	1,043,134
Connecticut Housing Finance Authority, Series 2021D-SUB-D1 (b)	3.000%	05/15/51	645,000	628,221
Federal Home Loan Mortgage Corp., Series ML-24	4.155%	05/25/41	5,484,977	5,267,120
Federal Home Loan Mortgage Corp., Series ML-21	4.617%	08/25/41	4,990,016	4,964,937
Federal Home Loan Mortgage Corp., Series ML-23 (d)	4.563%	04/25/42	2,498,302	2,489,140
Florida Housing Finance Corp., Series 2024-L (b)	3.500%	07/01/58	2,000,000	1,993,335
Georgia Housing & Finance Authority, Series 2024-A	5.000%	12/01/42	1,250,000	1,325,713
Harrisonburg Redevelopment & Housing Authority, Series 2023 (b)	4.000%	12/01/27	700,000	702,619
Illinois Housing Development Authority, Series 2023 (b)	5.000%	02/01/27	2,000,000	2,032,758
Indiana Housing & Community Development Authority, Series 2024-C-1 (b)	5.000%	07/01/44	750,000	784,391
Maryland Community Development Administration Department, Series 2021-A	1.050%	03/01/29	500,000	436,069
Minnesota State Housing Finance Agency, Series 2021-F (b)	1.850%	07/01/32	470,000	390,665
Nebraska Investment Finance Authority, Series 2019-D	3.050%	09/01/42	635,000	529,232
Nevada Housing Division Single-Family Mortgage, Series 2024E	7.000%	04/01/49	2,000,000	2,484,863
New Mexico Mortgage Finance Authority, Series 2020-B	1.700%	01/01/30	195,000	170,670
New York City Housing Development Corp., Series 2019-E-1	3.000%	11/01/39	395,000	328,647
New York City Housing Development Corp., Series 2022-F-2-A	3.400%	11/01/62	2,500,000	2,495,166
New York State Housing Finance Agency, Series 2020-H	1.800%	11/01/30	560,000	486,169
New York State Housing Finance Agency, Series 2021-A	2.350%	11/01/41	500,000	363,728
New York State Housing Finance Agency, Series 2021-J2	1.000%	05/01/61	320,000	302,449
New York State Mortgage Agency, Series 233	1.650%	04/01/30	775,000	678,604
Norfolk Redevelopment & Housing Authority, Series 2023 (b)	5.000%	05/01/43	325,000	331,604
Ohio Housing Finance Agency, Series 2024-C (b)	7.500%	03/01/49	2,395,000	2,979,801
Orange County Housing Finance Authority, Series 2024-C	3.350%	06/01/28	3,000,000	2,987,382
Pennsylvania Housing Finance Agency, Series B (b)	3.900%	10/01/35	1,530,000	1,507,251
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/44	1,450,000	1,517,104
Rhode Island Housing & Mortgage Finance Corp., Series 84-A	5.000%	04/01/49	615,000	637,516
Rhode Island Housing & Mortgage Finance Corp., Series 83-A	5.250%	10/01/49	300,000	319,090
South Dakota Housing Development Authority, Series 2020-C (b)	3.500%	05/01/51	565,000	559,822
Tennessee Housing Development Agency, Series 2024-3-C (b)	3.500%	01/01/56	2,870,000	2,868,049
Texas Department of Housing & Community Affairs, Series 2019-A (b)	3.625%	09/01/44	915,000	825,533
Travis County Texas Housing Financial Corporation Multifamily Housing, Series 2023	3.750%	08/01/26	1,275,000	1,276,235
Washington State Housing Finance Commission, Series 2017-3N	3.250%	12/01/32	885,000	853,518
Wyoming Community Development Authority, Series 2016-2	3.200%	12/01/41	1,090,000	948,457
				47,508,992
Industrial Development — 12.5%
Bartow County Georgia Development Authority Pollution Control, Series 1997-1 (b)	1.800%	09/01/29	3,900,000	3,379,432
Burke County Georgia Development Authority Pollution Control, Series 1995-5 (b)	2.200%	10/01/32	1,900,000	1,564,614
Burke County Georgia Development Authority Pollution Control, Series 2013-A	1.500%	01/01/40	3,665,000	3,652,794
Burke County Georgia Development Authority Pollution Control, Series 2017-E	3.250%	11/01/45	750,000	749,598
Colorado High Performance Transportation Enterprise, Series 2014 (b)	5.750%	01/01/44	750,000	750,547

See Notes to Financial Statements.
40	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Industrial Development (continued)
Cumberland County Industrial Facilities & Pollution Control Financing Authority, Series 2024 (b)	3.750%	12/01/27	$3,000,000	$2,994,616
Fayette County Development Authority, Series 2024	5.000%	10/01/40	465,000	496,775
Fayette County Development Authority, Series 2024	5.000%	10/01/41	640,000	680,653
Indiana Finance Authority Environmental Refunding, Series 2009-A-2	3.750%	06/01/31	5,750,000	5,744,460
South Carolina Jobs-Economic Development Authority, Series 2024 (d)	3.700%	12/15/27	3,000,000	2,977,768
				22,991,257
Lease / Rent — 4.7%
Brownsburg 1999 School Building Corp., Series 2024-B (b)	5.000%	07/15/41	1,000,000	1,089,516
City of Houston, Texas Airport System, Series 2024-B (b)	5.500%	07/15/38	1,000,000	1,056,873
City of Houston, Texas Airport System, Series 2024-B (b)	5.500%	07/15/39	250,000	263,828
Indianapolis Public Schools Multi-School Building Corp., Series 2023 (b)	5.250%	07/15/41	1,850,000	2,013,232
M.S.D. of Wabash County Multi-School Building Corp., Series 2024	5.000%	07/15/41	1,035,000	1,126,788
M.S.D. of Wabash County Multi-School Building Corp., Series 2024	5.000%	07/15/42	1,215,000	1,316,578
Noblesville High School Building Corp., Series 2023 (b)	6.000%	07/15/38	375,000	442,658
Noblesville High School Building Corp., Series 2023 (b)	6.000%	01/15/43	830,000	960,520
Pasadena Public Financing Authority, Series 2024 (b)	0.000%	06/01/40	500,000	265,957
Pasadena Public Financing Authority, Series 2024 (b)	0.000%	06/01/41	300,000	151,621
				8,687,571
Other — 0.0% (a)
Colorado Education & Cultural Facilities Authority, Series 2015-B (b)	4.000%	12/01/38	50,000	46,173

Recreation — 0.2%
Harris County Texas Municipal Utility District No. 500, Series 2021 (b)	3.000%	12/01/34	375,000	339,058

State and Non-State Appropriated Tobacco — 0.1%
California County Tobacco Securitization Agency (The), Series 2020-A (b)	4.000%	06/01/34	150,000	151,649

Tax — 2.6%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	2,000,000	2,013,562
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (b)(d)	5.250%	12/01/39	900,000	906,103
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/34	400,000	394,911
Northglenn Urban Renewal Authority, Series 2019 (b)	4.000%	12/01/35	525,000	515,242
Village Community Development District No. 7, Series 2015 (b)	4.000%	05/01/36	1,010,000	980,034
				4,809,852
Transportation — 5.9%
Allegheny County Airport Authority, AGM, Series 2023-A (b)(c)	5.500%	01/01/53	1,000,000	1,073,180
Florida State Mid-Bay Bridge Authority, Series 2015-A (b)	5.000%	10/01/35	1,180,000	1,188,554
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.000%	11/15/38	1,575,000	1,556,979
La Paz County Arizona Industrial Development Authority, Series 2016-A (b)(d)	7.125%	11/15/45	735,000	717,077
Love Field Airport Modernization Corp., Series 2017 (b)	5.000%	11/01/33	400,000	407,084
Northern Indiana Commuter Transportation District, Series 2024	5.250%	01/01/49	2,485,000	2,686,917
Pennsylvania Turnpike Commission, Series 2009-E	6.000%	12/01/30	510,000	546,424
Pharr Texas International Toll Bridge System, Series 2021 (b)	4.000%	08/15/33	5,000	5,053
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/25	260,000	261,000
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/26	450,000	455,833
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/27	250,000	255,582
Public Finance Authority Air Cargo, Series 2023	5.000%	07/01/28	500,000	515,344
Triborough Bridge and Tunnel Authority, Series 2021-A-2	2.000%	05/15/45	700,000	681,997
Virginia Small Business Financing Authority, Series 2022 (b)	5.000%	12/31/57	400,000	409,766
				10,760,790
Utilities — 10.6%
Amery Wisconsin Sewerage System	4.250%	05/01/26	1,950,000	1,949,756
California Community Choice Financing Authority, Series 2024-E	5.000%	02/01/55	1,715,000	1,830,513

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	41

Segall Bryant & Hamill Municipal Opportunities Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Utilities (continued)
King County Washington Sewer Revenue, Series 2020-B (b)	0.875%	01/01/42	$975,000	$942,423
Long Island Power Authority, Series 2021-B	1.500%	09/01/26	4,385,000	4,228,305
Long Island Power Authority, Series 2020-B	0.850%	09/01/50	1,000,000	980,633
Orlando Florida Utilities Commission, Series 2021-B	1.250%	10/01/46	1,125,000	1,009,249
PEFA, Inc. Iowa Gas Project, Series 2019	5.000%	09/01/49	595,000	604,325
San Antonia Texas Electric & Gas Systems, Series 2015-D	1.125%	12/01/45	1,770,000	1,681,962
Southern California Public Power Authority No. 1, Series 2007-A	5.000%	11/01/33	500,000	527,940
Southern California Public Power Authority No. 1, Series 2007-B	4.707%	11/01/38	5,550,000	5,478,565
Utah Infrastructure Agency Telecommunications, Series 2021 (b)	4.000%	10/15/36	200,000	193,412
				19,427,083
Variable Rate Demand Note — 3.8%
Variable Rate Demand Note — 3.8%
Massachusetts Health & Educational Facilities Authority, Series 2001-J-2	3.350%	07/01/31	7,000,000	7,000,000

Total Municipal Bonds (Cost $160,711,746)				158,817,564

CORPORATE BONDS — 4.4%
Industrial — 4.4%
Services — 4.4%
IPMI 3 LLC, 144A, Series 2021 (e) (Cost $9,075,465)	3.900%	12/01/28	9,000,000	8,090,361

U.S. TREASURY BILLS & NOTES — 3.5%
United States Treasury	4.475%(f)	05/22/25	3,500,000	3,443,735
United States Treasury	4.625%	06/15/27	3,000,000	3,025,149
Total U.S. Treasury Bills & Notes (Cost $6,462,200)				6,468,884

Investments at Value — 94.3%
(Cost $176,249,411)				$173,376,809

Other Assets in Excess of Liabilities — 5.7%				10,392,932

Net Assets — 100.0%				$183,769,741

(a)	Percentage rounds to less than 0.1%.
(b)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(c)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(d)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $11,590,417, which represents 6.3% of net assets as of December 31, 2024.
(e)	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
42	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
MUNICIPAL BONDS — 94.2%
Certificate Participation — 14.6%
Education — 1.7%
State of Colorado Higher Education Health Sciences Facilities COP, Series 2024-A	5.000%	11/01/41	$1,750,000	$1,933,150
State of Colorado Higher Education Health Sciences Facilities COP, Series 2024-A	5.000%	11/01/42	1,350,000	1,482,975
State of Colorado Higher Education Health Sciences Facilities COP, Series 2024-A	5.000%	11/01/43	1,000,000	1,093,894
State of Colorado Higher Education Health Sciences Facilities COP, Series 2024-A	5.000%	11/01/44	1,000,000	1,089,408
				5,599,427
Lease / Rent — 12.9%
Adams County Colorado COP, Series 2024	5.000%	12/01/41	2,000,000	2,207,288
Adams County Colorado COP, Series 2024	5.000%	12/01/42	1,180,000	1,291,932
Adams County Colorado COP, Series 2024	5.250%	12/01/49	6,000,000	6,555,484
Berthoud Colorado COP, Series 2020 (a)	4.000%	12/01/49	9,255,000	8,429,790
City of Aurora Colorado COP, Series 2017 (a)	5.000%	12/01/35	615,000	632,449
Colorado Springs School District No. 11 COP, Series 2024	5.000%	12/15/40	550,000	600,673
Colorado Springs School District No. 11 COP, Series 2024	5.000%	12/15/41	375,000	408,100
Crested Butte Colorado COP, Series 2024	5.000%	12/01/43	1,000,000	1,069,008
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/30	350,000	362,245
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/31	350,000	361,191
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/32	225,000	231,860
Denver Health & Hospital Authority COP, Series 2018 (a)	5.000%	12/01/33	240,000	246,864
Fraser Valley Metropolitan Recreation District COP, Series 2023 (a)	5.250%	12/01/53	500,000	524,881
Hyland Hills Park and Recreation District COP, Series 2022	5.000%	12/15/41	2,430,000	2,601,672
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/46	4,060,000	3,798,416
Moffat County Colorado COP, Series 2021 (a)	4.000%	03/01/51	4,000,000	3,680,642
Platteville-Gilcrest Fire Protection District COP, Series 2018 (a)	5.000%	12/01/33	175,000	184,987
Rangeview Library District Adams Country Colorado COP, Series 2022-A	5.000%	12/15/35	775,000	835,610
Telluride Colorado COP, Series 2024	5.000%	12/01/43	500,000	535,473
Town of Breckenridge Colorado COP, Series 2022	5.000%	12/01/42	2,325,000	2,446,762
Town of Firestone Colorado Water Enterprise COP, Series 2018 (a)	5.000%	12/01/42	3,000,000	3,075,595
Town of Silverthorne Colorado COP, Series 2024	5.000%	12/01/44	1,650,000	1,785,815
				41,866,737
General Obligation — 15.5%
Local — 15.5%
Basalt & Rural Fire Protection District, Series 2024-B	4.800%	12/01/25	425,000	426,640
Basalt & Rural Fire Protection District, Series 2024-B	4.650%	12/01/26	225,000	225,752
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/42	400,000	434,730
Basalt & Rural Fire Protection District, Series 2024-A	5.000%	12/01/43	615,000	665,810
BNC Metropolitan District No. 1, BAM, Series 2017-A (a)(b)	5.000%	12/01/37	545,000	565,283
Bradburn Metropolitan District No. 2, Series 2018-A (a)	5.000%	12/01/38	600,000	604,215
Bromley Park Metropolitan District No. 3, Series 2024	5.000%	12/01/34	115,000	124,434
Bromley Park Metropolitan District No. 3, Series 2024	5.000%	12/01/39	1,150,000	1,234,992
Cherry Creek School District No. 5, Series 2024	5.000%	12/15/26	200,000	207,984
Colliers Hill Metropolitan District No. 2 Town of Erie Weld County Colorado, BAM, Series 2022B-1 (a)(b)	6.000%	12/15/47	2,000,000	1,970,145
Cornerstar Metropolitan District, Series 2017-A (a)	5.125%	12/01/37	1,000,000	1,000,274
Erie Commons Metropolitan District No. 2, AGM, Series 2019-A (a)(b)	3.000%	12/01/49	100,000	77,372
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	5.000%	12/01/41	570,000	607,201
Erie Farm Metropolitan District, AGM, Series 2021 (a)(b)	4.000%	12/01/51	1,100,000	1,032,986
Flatiron Meadows Metropolitan District, BAM, Series 2024 (b)	5.000%	12/01/39	375,000	402,474
Fossil Ridge Metropolitan District No. 3 Colorado, BAM, Series 2020 (b)	2.375%	12/01/39	750,000	556,108
Fremont Custer & El Paso Counties Colorado School District No. RE-2, Series 2023	5.250%	12/01/47	3,250,000	3,527,505
Gold Hill Mesa Metropolitan District No. 2, Series 2022-A (c)	5.000%	12/01/25	135,000	136,467
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023	5.000%	12/01/42	1,000,000	1,086,712
Gunnison Watershed Colorado School District No. RE-1J COP, Series 2023 (a)	5.000%	12/01/47	6,500,000	6,913,861

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	43

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Local (continued)
Hogback Metropolitan District Colorado, Series 2021-A (a)	5.000%	12/01/41	$700,000	$651,489
Hunters Overlook Metropolitan School District No. 5, AGM, Series 2024 (b)	5.000%	12/01/44	260,000	278,112
Longs Peak Metropolitan District Colorado, Series 2021 (a)	2.000%	12/01/51	6,500,000	6,496,422
Murphy Creek Metropolitan District No. 5, Series 2024-A	6.000%	12/01/54	3,465,000	3,377,052
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.250%	12/01/42	625,000	674,280
North Pine Vistas Metropolitan District No. 2, AGM, Series 2022 (b)	5.000%	12/01/52	1,000,000	1,038,719
North Pine Vistas Metropolitan District No. 3, AGM, Series 2021-A (a)(b)	4.000%	12/01/36	175,000	177,303
Plateau Valley School District No. 50 Mesa County Colorado, Series 2024	5.500%	12/01/49	2,300,000	2,528,676
Platte Canyon School District No. 1 Park County Colorado, Series 2024	5.000%	12/01/43	445,000	483,512
Prairie Center Metropolitan District No. 7 Colorado, Series 2020 (a)	4.875%	12/15/44	700,000	631,586
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	5.000%	12/01/39	1,000,000	1,080,012
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	4.000%	12/01/44	1,800,000	1,766,131
Raindance Metropolitan District No. 2, BAM, Series 2024 (b)	4.000%	10/01/54	1,000,000	927,058
SBC Metropolitan District, AGM, Series 2016 (a)	5.000%	12/01/34	205,000	211,740
Southshore Metropolitan District No. 2 City of Aurora Arapahoe County Colorado,
BAM, Series 2020-A-2 (a)(b)	4.000%	12/01/46	6,300,000	5,967,556
St. Vrain Lakes Metropolitan District No. 2, AGM, Series 2024-A (b)	5.000%	12/01/26	155,000	159,423
St. Vrain Valley School District, Series 2024	5.000%	12/15/25	245,000	249,657
Timnath Ranch Metropolitan District No. 4, BAM, Series 2024 (b)	5.000%	12/01/39	600,000	650,624
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/43	325,000	341,946
Whispering Pines Metropolitan District No. 1 Colorado, AGM, Series 2023 (b)	5.000%	12/01/52	900,000	932,105
				50,424,348
Local Authority — 7.8%
Education — 0.6%
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-C (b)	4.800%	12/01/27	2,000,000	2,006,612

Housing — 5.1%
Colorado Housing & Finance Authority, Series 2023-F-1	4.314%	05/01/25	2,695,000	2,693,250
Colorado Housing & Finance Authority, Series 2023-J	4.837%	05/01/25	860,000	860,895
Colorado Housing & Finance Authority, Series 2020-C-1	2.175%	11/01/25	500,000	491,087
Colorado Housing & Finance Authority, Series 2023-F-1	4.364%	11/01/25	1,620,000	1,619,697
Colorado Housing & Finance Authority, Series 2023-J	4.887%	11/01/25	2,230,000	2,238,980
Colorado Housing & Finance Authority, Series 2023-J	4.684%	05/01/26	1,430,000	1,434,718
Colorado Housing & Finance Authority, Series 2024-G-1	4.339%	05/01/26	145,000	144,839
Colorado Housing & Finance Authority, Series 2023-C (a)	5.082%	10/01/26	2,000,000	2,011,767
Colorado Housing & Finance Authority, Series 2024-G-1	4.280%	05/01/27	550,000	546,845
Colorado Housing & Finance Authority, Series 2024-G-1	6.000%	11/01/27	750,000	777,601
Colorado Housing & Finance Authority, Series 2024-G-1	4.278%	05/01/28	790,000	781,211
Colorado Housing & Finance Authority, Series 2024-G-1	6.000%	11/01/28	1,000,000	1,045,586
Colorado Housing & Finance Authority, Series 2024-G-1	4.328%	05/01/29	800,000	787,373
Colorado Housing & Finance Authority, Series 2024-A	6.000%	11/01/29	1,150,000	1,209,424
				16,643,273
Local — 1.0%
Eagle County Colorado School District, Series 2021	0.793%	12/01/25	3,000,000	2,908,218
Garfield County School District No. RE-2, Series 2012-B (a)	3.050%	12/01/26	500,000	487,604
				3,395,822
Recreation — 0.5%
Park Creek Metropolitan District, Series 2017-B	3.450%	12/01/25	500,000	493,219
Park Creek Metropolitan District, Series 2017-B (a)	3.600%	12/01/26	300,000	291,821
Park Creek Metropolitan District, Series 2017-B	4.000%	12/01/32	1,000,000	919,148
				1,704,188
Tax — 0.2%
Grand Junction Colorado, Series 2020-A	1.826%	03/01/25	620,000	617,466

See Notes to Financial Statements.
44	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Utilities — 0.4%
Todd Creek Village Metropolitan District Colorado, Series 2018-B (a)	5.875%	12/01/38	$775,000	$762,048
Town of Estes Park Colorado Power & Communications, Series 2019-B	2.646%	11/01/25	430,000	423,953
				1,186,001
Revenue — 43.6%
Education — 4.7%
Board of Trustees of the Colorado School of Mines, Series 2023-C	5.250%	12/01/39	900,000	1,015,426
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-A (b)	5.250%	12/01/47	1,000,000	1,083,268
Board of Trustees of the Colorado School of Mines, AGM, Series 2022-B (b)	5.250%	12/01/52	6,835,000	7,364,081
Board of Trustees of the Colorado School of Mines, NATL, Series 1999	0.000%	12/01/25	450,000	434,489
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	10/01/34	1,975,000	1,820,110
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	05/01/35	3,145,000	3,168,148
Colorado Educational & Cultural Facilities Authority, Series 2017-A	5.000%	03/01/40	500,000	512,947
				15,398,469
Healthcare — 1.7%
Colorado Health Facilities Authority, Series 2015 (a)	5.000%	05/15/30	500,000	502,343
Colorado Health Facilities Authority, Series 2017-A (a)	5.000%	05/15/30	710,000	732,329
Colorado Health Facilities Authority, Series 2023-A (a)	3.000%	05/15/30	375,000	352,495
Colorado Health Facilities Authority, Series 2015	5.000%	01/15/35	1,630,000	1,649,488
Colorado Health Facilities Authority, Series 2020	4.000%	10/01/35	335,000	332,029
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/41	500,000	460,427
Colorado Health Facilities Authority, Series 2016-A (a)	5.000%	12/01/44	745,000	750,461
Colorado Health Facilities Authority, Series 2022-A	5.000%	05/15/47	180,000	191,242
Colorado Health Facilities Authority, Series 2023-A (a)	4.000%	05/15/48	500,000	429,780
				5,400,594
Housing — 9.1%
Colorado Housing & Finance Authority, Series 2023-B-2 (a)	3.350%	10/01/26	5,290,000	5,254,255
Colorado Housing & Finance Authority, Series 2024-A-2	3.375%	04/01/28	715,000	711,049
Colorado Housing & Finance Authority, Series 2020-H	2.200%	11/01/38	480,000	367,569
Colorado Housing & Finance Authority, Series 2024-A	4.480%	10/01/40	3,000,000	2,961,211
Colorado Housing & Finance Authority, Series 2023-B-1 (a)	4.700%	10/01/48	275,000	278,666
Colorado Housing & Finance Authority, Series 2019-H	4.250%	11/01/49	815,000	820,067
Colorado Housing & Finance Authority, Series 2021-E	3.000%	11/01/51	365,000	356,392
Colorado Housing & Finance Authority, Series 2023-L	5.750%	11/01/53	7,495,000	7,932,639
Colorado Housing & Finance Authority Multifamily Housing, Series 2024	3.050%	10/01/27	2,700,000	2,675,107
Colorado Housing & Finance Authority Multifamily Housing, Series 2024	3.500%	11/01/43	2,350,000	2,344,623
Maiker Housing Partners Multifamily Housing, Series 2023 (a)	4.500%	05/01/42	6,000,000	6,004,152
				29,705,730
Other — 2.9%
Colorado Educational & Cultural Facilities Authority, Series 2015-A (a)(c)	4.125%	07/01/26	10,000	9,952
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	11/15/31	1,000,000	1,000,817
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	12/01/31	1,500,000	1,501,076
Colorado Educational & Cultural Facilities Authority, Series 2016-A (a)	5.000%	12/15/31	715,000	733,647
Colorado Educational & Cultural Facilities Authority, Series 2014 (a)	5.000%	10/01/32	1,340,000	1,341,154
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	06/01/36	1,580,000	1,598,289
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	07/01/36	1,000,000	1,004,433
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)(c)	5.000%	07/01/36	1,000,000	1,007,163
Colorado Educational & Cultural Facilities Authority, Series 2016 (a)	5.000%	08/01/36	1,140,000	1,153,354
				9,349,885
Public Services — 6.7%
Cherry Creek Corporate Center Metropolitan District, Series 2015-A (a)	5.000%	06/01/37	235,000	232,330
Park Creek Metropolitan District, Series 2015-A (a)	5.000%	12/01/27	620,000	628,746
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/36	300,000	303,043
Park Creek Metropolitan District, Series 2017-A (a)	5.000%	12/01/37	400,000	403,699
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/37	370,000	401,138

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	45

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
Public Services (continued)
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/38	$655,000	$708,174
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/39	730,000	783,938
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/41	500,000	533,166
Park Creek Metropolitan District, AGM, Series 2022-A (b)	5.000%	12/01/42	500,000	531,388
Park Creek Metropolitan District, AGM, Series 2024-A (b)	5.000%	12/01/43	1,320,000	1,395,603
Rampart Range Colorado Metropolitan District No. 1, AGM, Series 2017 (a)(b)	5.000%	12/01/47	10,835,000	11,004,310
Southglenn Metropolitan District Colorado, Series 2016 (a)	5.000%	12/01/30	4,255,000	4,255,654
Sterling Ranch Community Authority Colorado, Series 2020-A (a)	3.750%	12/01/40	500,000	450,180
				21,631,369
Tax — 1.6%
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	3,400,000	3,423,055
Denver Colorado Urban Renewal Authority Tax Increment, Series 2018-A (a)(c)	5.250%	12/01/39	1,100,000	1,107,459
Superior Open Space Sales and Use Tax Colorado, AGM, Series 2020 (a)(b)	5.000%	06/01/40	700,000	743,563
				5,274,077
Transportation — 10.3%
Colorado Bridge and Tunnel Enterprise Infrastructure, AGM, Series 2024-A (b)	5.500%	12/01/54	1,890,000	2,124,826
Colorado State Education Loan Program, Series 2024-A	5.000%	06/30/25	12,000,000	12,105,829
Denver Colorado City & County Airport System, Series 2020-B-2	5.000%	11/15/31	7,690,000	7,772,383
Denver Colorado City & County Airport System, Series 2022-B	5.250%	11/15/53	6,750,000	7,298,237
E-470 Public Highway Authority, Series 2024-B	3.738%	09/01/39	3,000,000	2,998,504
Grand Junction Regional Airport Authority, NATL, Series 2016-A (a)	5.000%	12/01/31	1,155,000	1,180,406
				33,480,185
Utilities — 6.6%
Centennial Water & Sanitation District, Series 2024	5.000%	12/01/48	1,275,000	1,377,137
Centennial Water & Sanitation District, Series 2024	5.250%	12/01/53	3,250,000	3,558,516
City of Aurora Colorado Water Revenue, Series 2024	5.000%	08/01/25	1,275,000	1,289,359
City of Aurora Colorado Water Revenue, Series 2024	5.000%	08/01/42	600,000	662,927
City of Colorado Springs Colorado Utilities System, Series 2022-B (a)	5.000%	11/15/47	380,000	407,022
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/41	350,000	383,420
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/42	480,000	523,616
City of Grand Junction Colorado Joint Sewer System, BAM, Series 2024 (b)	5.000%	12/01/43	400,000	434,730
Eagle River Water & Sanitation District, Series 2024	5.000%	12/01/44	425,000	461,922
Puerto Rico Electric Power Authority, AGM, Series 2007-UU (TSFR3M + 52) (a)(b)(d)	3.772%	07/01/29	400,000	389,069
Todd Creek Village Metropolitan District Colorado, Series 2018-A	5.000%	12/01/28	1,200,000	1,229,425
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/33	1,350,000	1,393,415
Todd Creek Village Metropolitan District Colorado, Series 2018-A (a)	5.250%	12/01/38	1,000,000	1,023,391
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/40	435,000	476,639
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/41	1,000,000	1,090,694
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/42	1,295,000	1,406,758
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/43	1,500,000	1,622,589
Town of Gypsum Colorado Sewer Enterprise, AGM, Series 2024 (b)	5.000%	12/01/44	2,750,000	2,964,777
Town of Johnstown Larimer and Weld Counties Colorado, BAM, Series 2024 (b)	5.000%	12/01/41	850,000	930,720
				21,626,126
Variable Rate Demand Note — 12.7%
Variable Rate Demand Note — 12.7%
City of Colorado Springs Colorado Utilities System, Series 2007-A (a)(d)	3.500%	11/01/37	7,600,000	7,600,000
City of Colorado Springs Colorado Utilities System, Series 2010-C (a)	3.500%	11/01/40	12,200,000	12,200,000
Colorado Health Facilities Authority, Series 2022-F	3.600%	05/15/62	11,500,000	11,500,000
University of Colorado Hospital Authority, Series 2019-A	3.100%	11/15/49	10,000,000	10,000,000
				41,300,000
Total Municipal Bonds (Cost $312,571,609)				306,610,309

See Notes to Financial Statements.
46	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Statement of Investments
December 31, 2024

	Coupon	Maturity	Par Value	Value
U.S. TREASURY BILLS & NOTES — 4.5%
Unites States Treasury	4.473%(e)	05/22/25	$5,000,000	$4,919,616
Unites States Treasury	4.300%(e)	10/30/25	5,000,000	4,832,782
Unites States Treasury	4.125%	10/31/26	5,000,000	4,988,281
Total U.S. Treasury Bills & Notes (Cost $14,732,429)				14,740,679

Investments at Value — 98.7%
(Cost $327,304,038)				$321,350,988

Other Assets in Excess of Liabilities — 1.3%				4,131,686

Net Assets — 100.0%				$325,482,674

(a)	Security can be called and redeemed at the option of the issuer prior to the stated maturity date which is included in the Statement of Investments.
(b)	This security is insured. In the event of a default by the bond issuer, the issuer, as noted in the security description, guarantees that scheduled principal and interest payments will be made when due.
(c)	Security is considered a restricted security however such restriction has not resulted in an illiquid classification. The total value of these securities is $5,684,096, which represents 1.7% of net assets as of December 31, 2024.
(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(e)	Rate shown is the annualized yield at the time of purchase, not a coupon rate.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	47

Barrett Growth Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 100.1%
Communication Services — 7.2%
Media & Entertainment — 7.2%
Alphabet, Inc. - Class C	8,500	$1,618,740
Walt Disney Co. (The)	4,000	445,400
		2,064,140
Consumer Discretionary — 14.3%
Consumer Discretionary Distribution & Retail — 9.6%
Amazon.com, Inc. (a)	6,000	1,316,340
AutoZone, Inc. (a)	100	320,200
TJX Cos., Inc. (The)	9,250	1,117,492
		2,754,032
Consumer Services — 4.7%
Chipotle Mexican Grill, Inc. (a)	5,000	301,500
McDonald’s Corp.	2,000	579,780
Starbucks Corp.	5,000	456,250
		1,337,530
Consumer Staples — 3.2%
Consumer Staples Distribution & Retail — 3.2%
Costco Wholesale Corp.	1,000	916,270

Energy — 0.8%
Energy — 0.8%
Schlumberger Ltd.	6,000	230,040

Financials — 20.9%
Banks — 3.6%
JPMorgan Chase & Co.	4,300	1,030,753

Financial Services — 13.5%
Ares Management Corp. - Class A	9,500	1,681,785
S&P Global, Inc.	750	373,523
Visa, Inc. - Class A	5,750	1,817,230
		3,872,538
Insurance — 3.8%
Progressive Corp. (The)	4,500	1,078,245

Health Care — 14.4%
Health Care Equipment & Services — 5.2%
Stryker Corp.	2,000	720,100
UnitedHealth Group, Inc.	1,500	758,790
		1,478,890
Pharmaceuticals, Biotechnology & Life Sciences — 9.2%
Danaher Corp.	2,750	631,262
Merck & Co., Inc.	2,500	248,700
Regeneron Pharmaceuticals, Inc. (a)	875	623,289
Thermo Fisher Scientific, Inc.	900	468,207
Vertex Pharmaceuticals, Inc. (a)	300	120,810
Zoetis, Inc.	3,400	553,962
		2,646,230
	Shares	Value
Industrials — 5.1%
Capital Goods — 1.3%
EnerSys	4,000	$369,720

Commercial & Professional Services — 3.8%
Tetra Tech, Inc.	27,000	1,075,680

Information Technology — 31.7%
Semiconductors & Semiconductor Equipment — 8.2%
NVIDIA Corp.	17,500	2,350,075

Software & Services — 17.8%
Accenture PLC - Class A (Ireland)	3,000	1,055,370
Adobe, Inc. (a)	600	266,808
Fair Isaac Corp. (a)	500	995,465
Microsoft Corp.	4,600	1,938,900
Roper Technologies, Inc.	600	311,910
ServiceNow, Inc. (a)	500	530,060
		5,098,513
Technology Hardware & Equipment — 5.7%
Apple, Inc.	6,500	1,627,730

Materials — 2.5%
Materials — 2.5%
Ecolab, Inc.	3,000	702,960

Investments at Value — 100.1%
(Cost $6,887,390)		$28,633,346

Liabilities in Excess of Other Assets — (0.1%)		(22,061)

Net Assets — 100.0%		$28,611,285

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
48	| www.cisbh.com/funds

Barrett Opportunity Fund	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 99.2%
Communication Services — 9.3%
Media & Entertainment — 9.3%
Alphabet, Inc. - Class C	12,067	$2,298,039

Consumer Discretionary — 8.9%
Consumer Discretionary Distribution & Retail — 8.9%
Home Depot, Inc. (The)	699	271,904
Murphy USA, Inc.	3,806	1,909,661
		2,181,565
Consumer Staples — 1.0%
Food, Beverage & Tobacco — 1.0%
PepsiCo, Inc.	1,582	240,559

Energy — 12.8%
Energy — 12.8%
Murphy Oil Corp.	32,034	969,349
Shell PLC ADR (United Kingdom)	35,026	2,194,379
		3,163,728
Financials — 31.2%
Financial Services — 29.3%
Ares Management Corp. - Class A	5,018	888,336
Bank of New York Mellon Corp. (The)	26,566	2,041,066
Corpay, Inc. (a)	600	203,052
Jefferies Financial Group, Inc.	52,064	4,081,818
		7,214,272
Insurance — 1.9%
Progressive Corp. (The)	1,989	476,584

Health Care — 2.5%
Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
AbbVie, Inc.	1,960	348,292
Thermo Fisher Scientific, Inc.	491	255,433
		603,725
Industrials — 16.2%
Capital Goods — 10.7%
General Dynamics Corp.	10,000	2,634,900

Commercial & Professional Services — 5.5%
Automatic Data Processing, Inc.	4,663	1,365,000
	Shares	Value
Information Technology — 17.3%
Software & Services — 10.7%
Microsoft Corp.	6,220	$2,621,730

Technology Hardware & Equipment — 6.6%
Apple, Inc.	6,500	1,627,730

Investments at Value — 99.2%
(Cost $2,362,376)		$24,427,832

Other Assets in Excess of Liabilities — 0.8%		189,857

Net Assets — 100.0%		$24,617,689

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of the Adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	49

Segall Bryant & Hamill Funds	Statement of Investments
December 31, 2024

COMMON ABBREVIATIONS

A.B.	Aktiebolag is the Swedish equivalent of the term corporation.
Abp	A Swedish or Finish Public Limited Company.
ADR	American Depositary Receipt.
A.G.	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
A.S.	Andonim Sirketi, Joint Stock Company in Turkey.
A/S	Aktieselskab is a Danish Joint Stock Company.
A.S.A.	Aksjeselskop is the Norwegian term for a stock-based company.
BAM	Build America Mutual.
Bhd	Berhad is a Malaysian term for a public limited company.
COP	Certificate of Participation.
H15T1Y	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
KGaA	German Master Limited Partnership.
KSCP	Kuwaiti Shareholding Company - Public.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
NATL	National Public Finance Guarantee Corp.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
Nyrt	Hungarian Public Limited Company.
OYJ	Julkinen osakeyhtiö means public stock company.
PCL	Public Company Limited.
PJSC	Public Joint-Stock Company.
PLC	Public Limited Company.
P.S.Q.C.	Public Sharing Qatar Company.
Q.P.S.C.	Qatari Public Shareholding Company.
REIT	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
S.A.A.	Sociedad Anonima Abierta is a Peruvian term for a publicly held corporation.
S.A.B	de C.V. Sociedad Anónima Bursátil de Capital Variable is the Mexican term for publicly traded companies.
S.E.	SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.
SOFR	Secured Overnight Financing Rate.
S.p.A.	Societa per azioni is the Italian equivalent of the term Public Limited Companies.
Tbk	P.T. Terbuka Perseroan Terbatas is an Indonesia term for a public limited company.
TSFR	CME Term SOFR.

See Notes to Financial Statements.
50	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
December 31, 2024

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Assets
Investments, at cost	$402,608,675	$200,611,015	$61,917,093	$52,932,861
Investments, at value	$494,660,754	$252,183,449	$79,570,214	$101,439,000
Cash equivalents (Note 2)	11,008,813	9,477,064	5,265,191	2,952,082
Receivable for Fund shares sold	119,534	56,756	81,889	20,470
Receivable for investment securities sold	1,270,111	—	119,648	—
Dividends and interest receivable	438,456	59,707	58,073	22,297
Foreign tax reclaims receivable	—	—	—	10,824
Other assets	38,443	30,877	23,898	19,360
Total assets	507,536,111	261,807,853	85,118,913	104,464,033

Liabilities
Payable for Fund shares redeemed	204,640	42,668	—	33,409
Payable for investment securities purchased	595,570	—	108,493	—
Payable to Adviser (Note 6)	358,486	151,438	55,342	51,219
Accrued shareholder servicing fees (Note 6)	25,740	32,920	13,168	12,640
Payable to third party administrator (Note 6)	17,588	10,830	5,644	6,214
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	31,287	24,763	21,335	21,140
Total liabilities	1,234,144	263,452	204,815	125,455
Net Assets	$506,301,967	$261,544,401	$84,914,098	$104,338,578

Net Assets Consists of
Paid-in capital	$410,631,293	$261,128,908	$62,977,011	$50,642,821
Distributable earnings (accumulated deficit)	95,670,674	415,493	21,937,087	53,695,757
Net Assets	$506,301,967	$261,544,401	$84,914,098	$104,338,578

Net Assets
Retail	$10,286,472	$33,900,123	$758,107	$1,275,182
Institutional	$496,015,495	$227,644,278	$84,155,991	$103,063,396
Shares of Beneficial Interest Outstanding
Retail	692,469	1,605,016	60,448	65,379
Institutional	33,316,237	10,464,013	6,670,221	5,276,232
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$14.85	$21.12	$12.54	$19.50
Institutional	$14.89	$21.75	$12.62	$19.53

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	51

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
December 31, 2024

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Assets
Investments, at cost	$56,597,340	$61,871,658	$2,441,155	$23,391,250
Investments, at value	$65,802,386	$68,315,652	$2,474,194	$34,555,078
Cash equivalents (Note 2)	—	—	—	863,948
Foreign currency, at value (Cost $22,033, $31,739, $56, and $0, respectively)	21,968	31,775	57	49
Receivable for Fund shares sold	—	141	—	—
Receivable for investment securities sold	1,289,795	570,950	14,098	—
Due from Adviser	—	—	48,718	—
Dividends and interest receivable	149,441	150,087	3,005	8,250
Foreign tax reclaims receivable	2,901	694,988	938	74,682
Other assets	21,502	16,371	28,968	13,889
Total assets	67,287,993	69,779,964	2,569,978	35,515,896

Liabilities
Due to custodian (Note 9)	1,650,634	560,602	13,089	—
Payable for Fund shares redeemed	7,633	—	—	1,801
Accrued deferred foreign capital gains tax on appreciated securities	432,836	—	—	—
Payable to Adviser (Note 6)	37,206	22,604	—	1,522
Accrued shareholder servicing fees (Note 6)	4,473	8,616	155	3,725
Payable to third party administrator (Note 6)	5,073	5,194	3,422	5,109
Accrued chief compliance officer fees (Note 6)	833	833	833	833
Other accrued expenses	71,326	55,191	42,055	20,056
Total liabilities	2,210,014	653,040	59,554	33,046
Net Assets	$65,077,979	$69,126,924	$2,510,424	$35,482,850

Net Assets Consists of
Paid-in capital	$61,317,084	$140,934,868	$2,521,979	$24,079,577
Distributable earnings (accumulated deficit)	3,760,895	(71,807,944)	(11,555)	11,403,273
Net Assets	$65,077,979	$69,126,924	$2,510,424	$35,482,850

Net Assets
Retail	$3,130,841	$5,252,214	$2,764	$30,504,148
Institutional	$61,947,138	$63,874,710	$2,507,660	$4,978,702
Shares of Beneficial Interest Outstanding
Retail	349,888	493,864	271	2,685,129
Institutional	6,901,689	6,003,060	246,266	444,925
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$8.95	$10.63	$10.19	$11.36
Institutional	$8.98	$10.64	$10.18	$11.19

See Notes to Financial Statements.
52	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
December 31, 2024

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Assets
Investments, at cost	$15,168,692	$766,991,380	$66,439,200	$176,249,411	$327,304,038
Investments, at value	$15,237,054	$723,981,379	$63,515,274	$173,376,809	$321,350,988
Cash equivalents (Note 2)	32,297	15,417,778	1,196,856	9,854,159	2,214,926
Receivable for Fund shares sold	—	410,476	34,287	299,446	178,420
Due from Adviser	8,511	—	—	—	—
Dividends and interest receivable	162,878	5,852,232	1,031,591	1,295,462	2,004,162
Other assets	8,843	49,519	16,364	18,303	20,667
Total assets	15,449,583	745,711,384	65,794,372	184,844,179	325,769,163

Liabilities
Payable for Fund shares redeemed	—	1,043,625	19,421	968,750	129,159
Payable to Adviser (Note 6)	—	151,588	20,196	46,134	66,315
Accrued shareholder servicing fees (Note 6)	1,519	94,141	8,328	21,507	45,158
Payable to third party administrator (Note 6)	3,734	23,483	5,262	8,187	12,005
Accrued chief compliance officer fees (Note 6)	833	833	833	833	833
Other accrued expenses	25,307	44,230	26,299	29,027	33,019
Total liabilities	31,393	1,357,900	80,339	1,074,438	286,489
Net Assets	$15,418,190	$744,353,484	$65,714,033	$183,769,741	$325,482,674

Net Assets Consists of
Paid-in capital	$16,551,879	$855,108,646	$79,723,012	$219,361,145	$383,516,036
Distributable earnings (accumulated deficit)	(1,133,689)	(110,755,162)	(14,008,979)	(35,591,404)	(58,033,362)
Net Assets	$15,418,190	$744,353,484	$65,714,033	$183,769,741	$325,482,674

Net Assets
Retail	$1,796,773	$278,142,029	$21,881,033	$12,246,314	$104,794,228
Institutional	$13,621,417	$466,211,455	$43,833,000	$171,523,427	$220,688,446
Shares of Beneficial Interest Outstanding
Retail	177,881	30,000,781	2,525,563	1,274,862	10,061,161
Institutional	1,347,339	50,852,363	5,126,766	17,854,613	21,099,195
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Retail	$10.10	$9.27	$8.66	$9.61	$10.42
Institutional	$10.11	$9.17	$8.55	$9.61	$10.46

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	53

Segall Bryant & Hamill Funds	Statements of Assets and Liabilities
December 31, 2024

	Barrett Growth Fund	Barrett Opportunity Fund
Assets
Investments, at cost	$6,887,390	$2,362,376
Investments, at value	$28,633,346	$24,427,832
Cash equivalents (Note 2)	3,045	196,119
Receivable for Fund shares sold	—	135
Dividends and interest receivable	10,399	13,600
Other assets	5,864	28,334
Total assets	28,652,654	24,666,020

Liabilities
Payable for Fund shares redeemed	—	833
Payable to Adviser (Note 6)	11,167	11,748
Accrued shareholder servicing fees (Note 6)	3,720	9,054
Payable to third party administrator (Note 6)	4,050	4,218
Accrued chief compliance officer fees (Note 6)	833	833
Other accrued expenses	21,599	21,645
Total liabilities	41,369	48,331
Net Assets	$28,611,285	$24,617,689

Net Assets Consists of
Paid-in capital	$5,823,226	$(3,321,398)
Distributable earnings (accumulated deficit)	22,788,059	27,939,087
Net Assets	$28,611,285	$24,617,689

Net Assets	$28,611,285	$24,617,689
Shares of Beneficial Interest Outstanding	1,000,090	1,576,821
Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)	$28.61	$15.61

See Notes to Financial Statements.
54	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Operations
For the Year Ended December 31, 2024

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Investment Income
Dividends	$10,254,515	$860,705	$764,910	$1,192,569
Interest	824,839	378,895	239,850	87,811
Foreign taxes withheld	(16,752)	—	(3,252)	(19,177)
Total income	11,062,602	1,239,600	1,001,508	1,261,203

Expenses
Investment advisory fees (Note 6)	4,413,175	1,657,990	648,904	767,407
Shareholder servicing fees (Note 6)
Retail Class	17,939	80,203	251	1,390
Institutional Class	336,958	194,647	39,545	101,864
Administrative fees (Note 6)	185,651	94,295	40,518	51,873
Registration and filing fees	45,711	41,072	41,515	40,783
Custodian fees	17,220	14,118	17,310	14,591
Trustee fees and expenses	70,258	39,406	19,982	23,651
Transfer agent fees (Note 6)	25,497	25,613	22,229	22,811
Independent pricing service fees	1,917	1,815	2,047	1,339
Audit and tax preparation fees	16,982	14,963	14,963	14,963
Shareholder reporting expenses	36,170	24,769	5,016	11,091
Insurance expense	37,967	14,824	4,103	8,202
Chief compliance officer fees (Note 6)	10,523	9,730	9,384	9,486
Legal fees	28,897	13,050	4,120	5,872
Other	48,719	22,419	15,048	18,343
Total expenses before waivers/reimbursements	5,293,584	2,248,914	884,935	1,093,666
Expenses waived/reimbursed by Adviser	(1,280)	—	(81,450)	(101,817)
Net expenses	5,292,304	2,248,914	803,485	991,849
Net Investment Income (Loss)	5,770,298	(1,009,314)	198,023	269,354

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	54,369,422	24,202,248	5,080,614	22,518,055
Foreign currency	—	—	—	(309)
	54,369,422	24,202,248	5,080,614	22,517,746
Change in unrealized net appreciation/depreciation on:
Investments	8,242,182	14,669,606	3,799,215	(3,646,606)
Translation of assets and liabilities denoted in foreign currencies	—	—	—	—
	8,242,182	14,669,606	3,799,215	(3,646,606)
Net realized and unrealized gains (losses)	62,611,604	38,871,854	8,879,829	18,871,140
Net Increase (Decrease) in Net Assets Resulting From Operations	$68,381,902	$37,862,540	$9,077,852	$19,140,494

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	55

Segall Bryant & Hamill Funds	Statements of Operations
For the Year Ended December 31, 2024

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Investment Income
Dividends	$2,962,433	$4,194,405	$109,669	$708,404
Interest	9,255	12,425	692	33,357
Foreign taxes withheld (net of reclaims received)	(282,182)	(776,220)	(16,219)	(124,551)
Total income	2,689,506	3,430,610	94,142	617,210

Expenses
Investment advisory fees (Note 6)	560,673	744,894	18,555	226,081
Shareholder servicing fees (Note 6)
Retail Class	6,051	6,319	7	32,656
Institutional Class	32,396	47,548	1,693	3,841
Administrative fees (Note 6)	34,701	40,968	16,380	26,298
Registration and filing fees	39,987	40,183	45,618	38,305
Custodian fees	170,748	84,208	93,907	14,069
Trustee fees and expenses	17,952	19,417	12,247	14,715
Transfer agent fees (Note 6)	22,710	22,279	21,074	31,480
Independent pricing service fees	64,293	41,702	50,042	4,002
Audit and tax preparation fees	34,456	34,883	22,658	14,963
Shareholder reporting expenses	8,248	5,730	13,372	12,141
Insurance expense	3,367	6,330	36	2,001
Chief compliance officer fees (Note 6)	9,334	9,464	9,400	9,295
Legal fees	3,227	4,286	615	1,802
Borrowing Costs	13,217	30,332	35	—
Reclaim fees	—	26,936	—	—
Offering Costs (Note 2)	—	—	31,389	—
Other	90,585	47,558	22,604	22,231
Total expenses before waivers/reimbursements	1,111,945	1,213,037	359,632	453,880
Expenses waived/reimbursed by Adviser	(338,986)	(329,163)	(335,162)	(173,288)
Net expenses	772,959	883,874	24,470	280,592
Net Investment Income (Loss)	1,916,547	2,546,736	69,672	336,618

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	3,275,960 (a)	12,357,759	72,934	1,658,449
Foreign currency	(160,443)	(72,809)	(656)	(2,023)
	3,115,517	12,284,950	72,278	1,656,426
Change in unrealized net appreciation/depreciation on:
Investments	2,100,583 (b)	(7,931,854)	(49,244)	3,124,595
Translation of assets and liabilities denoted in foreign currencies	(16,794)	(37,658)	(765)	(7,031)
	2,083,789	(7,969,512)	(50,009)	3,117,564
Net realized and unrealized gains (losses)	5,199,306	4,315,438	22,269	4,773,990
Net Increase (Decrease) in Net Assets Resulting From Operations	$7,115,853	$6,862,174	$91,941	$5,110,608

(a)	Net of foreign capital gains tax of $341,617.
(b)	Net change in deferred foreign capital gains tax of $68,264.

See Notes to Financial Statements.
56	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Operations
For the Year Ended December 31, 2024

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund
Investment Income
Interest	$774,483	$33,841,685	$3,396,175

Expenses
Investment advisory fees (Note 6)	42,324	2,638,359	306,238
Shareholder servicing fees (Note 6)
Retail Class	3,023	633,372	52,529
Institutional Class	8,896	402,897	31,095
Administrative fees (Note 6)	20,730	248,129	36,495
Registration and filing fees	39,043	59,541	40,633
Custodian fees	10,886	14,552	11,113
Trustee fees and expenses	12,652	93,947	18,296
Transfer agent fees (Note 6)	21,893	28,182	23,847
Independent pricing service fees	14,336	32,315	14,253
Audit and tax preparation fees	19,001	21,020	19,001
Shareholder reporting expenses	4,621	48,628	11,827
Insurance expense	2,078	46,150	4,266
Chief compliance officer fees (Note 6)	9,266	10,731	9,373
Legal fees	896	39,646	3,565
Borrowing Costs	90	—	19
Other	11,913	31,405	16,064
Total expenses before waivers/reimbursements	221,648	4,348,874	598,614
Expenses waived/reimbursed by Adviser	(152,258)	(897,000)	(83,426)
Net expenses	69,390	3,451,874	515,188
Net Investment Income (Loss)	705,093	30,389,811	2,880,987

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	(23,031)	(17,255,142)	(934,590)

Change in unrealized net appreciation/depreciation on:
Investments	177,784	4,275,574	1,876,061

Net realized and unrealized gains (losses)	154,753	(12,979,568)	941,471
Net Increase (Decrease) in Net Assets Resulting From Operations	$859,846	$17,410,243	$3,822,458

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	57

Segall Bryant & Hamill Funds	Statements of Operations
For the Year Ended December 31, 2024

	Segall Bryant & Hamill Municipal Opportunities Fund	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Investment Income
Dividends	$—	$—	$232,525	$589,172
Interest	7,254,293	12,303,298	26,897	11,376
Total income	7,254,293	12,303,298	259,422	600,548

Expenses
Investment advisory fees (Note 6)	637,270	1,185,018	186,520	204,656
Shareholder servicing fees (Note 6)
Retail Class	24,117	218,988	44,792	2,307
Institutional Class	169,827	216,683	—	—
Administration fees (Note 6)	71,624	119,803	23,381	25,281
Registration and filing fees	45,577	30,311	29,870	35,104
Custodian fees	12,530	13,097	11,872	10,656
Trustees’ fees and expenses (Note 6)	30,974	47,978	14,042	14,110
Transfer agent fees (Note 6)	22,154	23,424	22,406	25,686
Independent pricing servicing fees	28,420	36,428	509	236
Audit and tax preparation fees	16,982	16,982	15,277	13,677
Shareholder reporting expenses	9,031	9,202	11,540	16,126
Insurance expense	12,025	24,232	2,894	12,284
Chief compliance officer fees (Note 6)	9,584	9,945	10,024	9,595
Legal fees	9,452	17,850	859	1,445
Borrowing costs	1,962	—	680	10,572
Reflow fees (Note 2)	—	—	910	3,493
Other	13,777	16,697	9,663	12,521
Total expenses before waivers/reimbursements	1,115,306	1,986,638	385,239	397,749
Expenses waived/reimbursed by Adviser	(190,628)	(149,102)	(100,869)	(85,885)
Net expenses	924,678	1,837,536	284,370	311,864
Net Investment Income (Loss)	6,329,615	10,465,762	(24,948)	288,684

Realized and Unrealized Gains (Losses)
Net realized gains (losses) on:
Investments	(224,135)	(3,593,107)	3,839,289	15,035,814
In-Kind redemptions (Note 2)	—	—	595,105	422,503
	(224,135)	(3,593,107)	4,434,394	15,458,317
Change in unrealized net appreciation/depreciation on:
Investments	(584,066)	1,280,328	2,600,288	(8,922,108)

Net realized and unrealized gains (losses)	(808,201)	(2,312,779)	7,034,682	6,536,209
Net Increase (Decrease) in Net Assets Resulting From Operations	$5,521,414	$8,152,983	$7,009,734	$6,824,893

See Notes to Financial Statements.
58	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Small Cap Value Fund		Segall Bryant & Hamill Small Cap Growth Fund		Segall Bryant & Hamill Small Cap Core Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income (loss)	$5,770,298	$8,943,650	$(1,009,314)	$(556,349)	$198,023	$281,876
Net realized gains (loss)	54,369,422	6,426,029	24,202,248	(9,427,358)	5,080,614	925,318
Change in unrealized net appreciation/depreciation	8,242,182	54,085,773	14,669,606	45,186,166	3,799,215	7,299,845
Net increase (decrease) in net assets resulting from operations	68,381,902	69,455,452	37,862,540	35,202,459	9,077,852	8,507,039

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(553,591)	(105,185)	—	—	(36,233)	(17,590)
Institutional	(27,986,053)	(8,620,935)	—	—	(4,468,266)	(2,636,238)
Net increase (decrease) in net assets from distributions to shareholders	(28,539,644)	(8,726,120)	—	—	(4,504,499)	(2,653,828)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	1,807,231	1,550,499	5,304,513	4,637,847	331,963	226,663
Institutional	81,641,712	115,514,332	37,119,262	73,551,008	6,252,080	16,969,993
Shares issued in reinvestment of distributions
Retail	524,651	100,906	—	—	34,035	16,310
Institutional	23,547,521	6,251,052	—	—	2,327,572	1,311,451
Cost of shares redeemed
Retail	(1,348,731)	(2,162,913)	(11,519,531)	(18,000,139)	(157,851)	(492,445)
Institutional	(282,879,053)	(127,885,713)	(47,537,245)	(39,299,259)	(2,754,175)	(2,039,402)
Net increase (decrease) resulting from beneficial interest transactions	(176,706,669)	(6,631,837)	(16,633,001)	20,889,457	6,033,624	15,992,570
Total net increase (decrease) in net assets	(136,864,411)	54,097,495	21,229,539	56,091,916	10,606,977	21,845,781

Net Assets
Beginning of year	643,166,378	589,068,883	240,314,862	184,222,946	74,307,121	52,461,340
End of year	$506,301,967	$643,166,378	$261,544,401	$240,314,862	$84,914,098	$74,307,121

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	59

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill All Cap Fund		Segall Bryant & Hamill Emerging Markets Fund		Segall Bryant & Hamill International Small Cap Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income (loss)	$269,354	$680,957	$1,916,547	$1,666,290	$2,546,736	$3,900,647
Net realized gains (loss)	22,517,746	7,321,804	3,115,517	479,408	12,284,950	(426,891)
Change in unrealized net appreciation/depreciation	(3,646,606)	9,133,871	2,083,789	6,575,475	(7,969,512)	13,374,730
Net increase (decrease) in net assets resulting from operations	19,140,494	17,136,632	7,115,853	8,721,173	6,862,174	16,848,486

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(229,214)	(66,846)	(163,090)	(114,224)	(413,606)	(661,893)
Institutional	(18,153,634)	(5,820,135)	(3,339,964)	(2,678,206)	(5,079,016)	(4,749,219)
From return of capital
Retail	—	—	(32,874)	—	—	—
Institutional	—	—	(673,225)	—	—	—
Net increase (decrease) in net assets from distributions to shareholders	(18,382,848)	(5,886,981)	(4,209,153)	(2,792,430)	(5,492,622)	(5,411,112)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	120,001	784,349	1,340,691	227,925	88,284	4,894,832
Institutional	3,267,573	7,600,351	10,399,243	5,724,090	2,317,726	6,350,437
Shares issued in reinvestment of distributions
Retail	216,620	63,816	195,707	114,083	401,251	504,084
Institutional	17,769,111	5,734,930	2,412,774	1,622,465	4,961,095	4,612,222
Cost of shares redeemed
Retail	(483,497)	(280,346)	(739,356)	(352,750)	(9,417,386)	(2,704,745)
Institutional	(42,704,845)	(30,584,972)	(2,927,605)	(2,372,524)	(45,259,034)	(6,659,663)
Net increase (decrease) resulting from beneficial interest transactions	(21,815,037)	(16,681,872)	10,681,454	4,963,289	(46,908,064)	6,997,167
Total net increase (decrease) in net assets	(21,057,391)	(5,432,221)	13,588,154	10,892,032	(45,538,512)	18,434,541

Net Assets
Beginning of year	125,395,969	130,828,190	51,489,825	40,597,793	114,665,436	96,230,895
End of year	$104,338,578	$125,395,969	$65,077,979	$51,489,825	$69,126,924	$114,665,436

See Notes to Financial Statements.
60	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill International Equity Fund		Segall Bryant & Hamill Global All Cap Fund		Segall Bryant & Hamill Short Term Plus Fund
	Year Ended December 31, 2024	Period Ended December 31, 2023(a)	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income (loss)	$69,672	$1,512	$336,618	$205,345	$705,093	$502,583
Net realized gains (loss)	72,278	1,366	1,656,426	1,040,231	(23,031)	(445,104)
Change in unrealized net appreciation/depreciation	(50,009)	37,354	3,117,564	4,527,387	177,784	974,075
Net increase (decrease) in net assets resulting from operations	91,941	40,232	5,110,608	5,772,963	859,846	1,031,554

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(196)	—	(1,667,206)	(957,204)	(93,426)	(91,824)
Institutional	(184,782)	—	(276,238)	(119,139)	(615,510)	(413,969)
Net increase (decrease) in net assets from distributions to shareholders	(184,978)	—	(1,943,444)	(1,076,343)	(708,936)	(505,793)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	—	2,527	896,853	243,094	111,834	1,047,272
Institutional	687,573	1,178,415	1,301,965	1,289,564	1,424,489	3,587,320
Shares issued in connection with Fund
Reorganization (Note 1)
Institutional	—	624,232	—	—	—	—
Shares issued in reinvestment of distributions
Retail	196	—	1,594,501	910,769	90,358	89,823
Institutional	177,593	—	276,184	119,110	578,179	384,512
Cost of shares redeemed
Retail	—	—	(3,076,137)	(2,629,456)	(1,756,892)	(1,728,665)
Institutional	(107,307)	—	(340,822)	(79,930)	(3,262,787)	(14,429,649)
Net increase (decrease) resulting from beneficial interest transactions	758,055	1,805,174	652,544	(146,849)	(2,814,819)	(11,049,387)
Total net increase (decrease) in net assets	665,018	1,845,406	3,819,708	4,549,771	(2,663,909)	(10,523,626)

Net Assets
Beginning of year	$1,845,406	—	31,663,142	27,113,371	18,082,099	28,605,725
End of year	$2,510,424	$1,845,406	$35,482,850	$31,663,142	$15,418,190	$18,082,099

(a)	Fund commenced operations December 8, 2023.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	61

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Plus Bond Fund		Segall Bryant & Hamill Quality High Yield Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income (loss)	$30,389,811	$26,389,594	$2,880,987	$2,963,144
Net realized gains (loss)	(17,255,142)	(20,458,651)	(934,590)	(132,619)
Change in unrealized net appreciation/depreciation	4,275,574	45,073,733	1,876,061	4,899,954
Net increase (decrease) in net assets resulting from operations	17,410,243	51,004,676	3,822,458	7,730,479

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(11,606,195)	(11,214,205)	(1,076,592)	(1,219,273)
Institutional	(19,423,436)	(15,938,608)	(1,871,718)	(1,840,079)
Net increase (decrease) in net assets from distributions to shareholders	(31,029,631)	(27,152,813)	(2,948,310)	(3,059,352)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	60,079,012	37,017,204	1,023,764	3,381,405
Institutional	143,826,498	120,657,613	8,051,751	12,518,713
Shares issued in reinvestment of distributions
Retail	11,481,221	11,087,857	1,033,923	1,170,000
Institutional	19,319,703	15,352,486	1,791,396	1,792,916
Cost of shares redeemed
Retail	(80,611,220)	(76,584,509)	(8,059,208)	(6,770,357)
Institutional	(122,005,928)	(86,141,755)	(8,863,171)	(12,680,304)
Net increase (decrease) resulting from beneficial interest transactions	32,089,286	21,388,896	(5,021,545)	(587,627)
Total net increase (decrease) in net assets	18,469,898	45,240,759	(4,147,397)	4,083,500

Net Assets
Beginning of year	725,883,586	680,642,827	69,861,430	65,777,930
End of year	$744,353,484	$725,883,586	$65,714,033	$69,861,430

See Notes to Financial Statements.
62	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Segall Bryant & Hamill Municipal Opportunities Fund		Segall Bryant & Hamill Colorado Tax Free Fund
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income (loss)	$6,329,615	$6,626,186	$10,465,762	$10,983,080
Net realized gains (loss)	(224,135)	(2,922,479)	(3,593,107)	(5,040,838)
Change in unrealized net appreciation/depreciation	(584,066)	6,039,816	1,280,328	11,904,163
Net increase (decrease) in net assets resulting from operations	5,521,414	9,743,523	8,152,983	17,846,405

Distributions to Shareholders (Note 5)
From distributable earnings
Retail	(455,080)	(870,933)	(3,725,782)	(4,212,104)
Institutional	(6,193,921)	(6,224,370)	(8,060,846)	(8,629,687)
Net increase (decrease) in net assets from distributions to shareholders	(6,649,001)	(7,095,303)	(11,786,628)	(12,841,791)

Beneficial Interest Transactions (Note 4)
Shares sold
Retail	3,699,315	2,793,131	15,792,638	13,748,170
Institutional	50,983,102	70,347,983	57,121,055	85,503,493
Shares issued in reinvestment of distributions
Retail	370,491	748,408	3,630,796	4,081,772
Institutional	6,138,072	6,077,362	7,577,087	7,864,990
Cost of shares redeemed
Retail	(5,627,452)	(24,702,982)	(29,614,730)	(46,980,963)
Institutional	(43,813,784)	(96,569,591)	(79,975,816)	(110,175,239)
Net increase (decrease) resulting from beneficial interest transactions	11,749,744	(41,305,689)	(25,468,970)	(45,957,777)
Total net increase (decrease) in net assets	10,622,157	(38,657,469)	(29,102,615)	(40,953,163)

Net Assets
Beginning of year	173,147,584	211,805,053	354,585,289	395,538,452
End of year	$183,769,741	$173,147,584	$325,482,674	$354,585,289

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	63

Segall Bryant & Hamill Funds	Statements of Changes in Net Assets

	Barrett Growth Fund			Barrett Opportunity Fund
	Year Ended December 31, 2024	Seven Months Ended December 31, 2023	Year Ended May 31, 2023	Year Ended December 31, 2024	Four Months Ended December 31, 2023	Year Ended August 31, 2023
Operations
Net investment income (loss)	$(24,948)	$9,105	$(34,228)	$288,684	$81,017	$351,158
Net realized gains (losses) on:
Investments	3,839,289	257,254	770,184	15,035,814	4,203,869	9,585,953
Written options	—	—	—	—	—	218,766
Net realized gains from in-kind redemptions (Note 2)	595,105	—	—	422,503	1,863,811	2,796,952
Change in unrealized net appreciation/depreciation:
Investments	2,600,288	3,801,204	354,525	(8,922,108)	(3,298,170)	(8,331,531)
Written options	—	—	—	—	—	(132,453)
Net increase (decrease) in net assets resulting from operations	7,009,734	4,067,563	1,090,481	6,824,893	2,850,527	4,488,845

Distributions to Shareholders (Note 5)
From distributable earnings	(2,815,239)	(768,082)	(4,071,920)	(11,943,211)	(10,014,553)	(5,630,063)

Beneficial Interest Transactions (Note 4)
Shares sold	3,204,087	34,587	97,566	1,874,305	1,988,586	22,566
Shares issued in reinvestment of distributions	2,796,573	752,530	4,071,920	8,002,166	5,989,661	2,966,597
Cost of shares redeemed	(7,337,062)	(2,528,597)	(2,357,085)	(16,608,451)	(8,272,357)	(16,299,927)
Net increase (decrease) resulting from beneficial interest transactions	(1,336,402)	(1,741,480)	1,812,401	(6,731,980)	(294,110)	(13,310,764)
Total net increase (decrease) in net assets	2,858,093	1,558,001	(1,169,038)	(11,850,298)	(7,458,136)	(14,451,982)

Net Assets
Beginning of period	25,753,192	24,195,191	25,364,229	36,467,987	43,926,123	58,378,105
End of period	$28,611,285	$25,753,192	$24,195,191	$24,617,689	$36,467,987	$43,926,123

See Notes to Financial Statements.
64	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$13.81	$12.50	$14.83	$13.34	$12.71
Income (loss) from investment operations:
Net investment income(a)	0.11	0.18	0.04	0.02	0.23
Net realized and unrealized gains (losses) on investments	1.77	1.30	(2.23)	2.15	0.53
Total from investment operations	1.88	1.48	(2.19)	2.17	0.76

Less dividends and distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.01)	(0.01)	(0.04)
Distributions from net realized gains	(0.69)	—	(0.13)	(0.67)	(0.09)
Total distributions	(0.84)	(0.17)	(0.14)	(0.68)	(0.13)
Net asset value, end of year	$14.85	$13.81	$12.50	$14.83	$13.34

Total Return	13.33%	11.84%	(14.76)%	16.47%	6.14%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$10,286	$8,649	$8,292	$9,414	$6,701

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14%	1.09%	1.06%	1.04%	1.08%
Without fee waivers/reimbursements	1.16%	1.09%	1.06%	1.04%	1.08%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.78%	1.35%	0.34%	0.13%	1.93%
Without fee waivers/reimbursements	0.77%	1.35%	0.34%	0.13%	1.93%
Portfolio turnover rate	33%	35%	26%	32%	44%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	65

Segall Bryant & Hamill Small Cap Value Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$13.83	$12.52	$14.85	$13.35	$12.71
Income (loss) from investment operations:
Net investment income(a)	0.15	0.19	0.06	0.03	0.10
Net realized and unrealized gains (losses) on investments	1.77	1.31	(2.23)	2.16	0.67
Total from investment operations	1.92	1.50	(2.17)	2.19	0.77

Less dividends and distributions:
Dividends from net investment income	(0.17)	(0.19)	(0.03)	(0.02)	(0.04)
Distributions from net realized gains	(0.69)	—	(0.13)	(0.67)	(0.09)
Total distributions	(0.86)	(0.19)	(0.16)	(0.69)	(0.13)
Net asset value, end of year	$14.89	13.83	$12.52	$14.85	$13.35

Total Return	13.57%	11.95%	(14.65)%	16.62%	6.22%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$496,015	$634,518	$580,777	$601,405	$415,747

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.96%	0.96%	0.96%	0.97%	0.99%
Without fee waivers/reimbursements	0.96%	0.96%	0.96%	0.97%	1.01%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.05%	1.46%	0.46%	0.22%	0.89%
Without fee waivers/reimbursements	1.05%	1.46%	0.46%	0.22%	0.87%
Portfolio turnover rate	33%	35%	26%	32%	44%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
66	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$18.27	$15.47	$22.95	$20.56	$13.04
Income (loss) from investment operations:
Net investment (loss)(a)	(0.11)	(0.07)	(0.11)	(0.17)	(0.08)
Net realized and unrealized gains (losses) on investments	2.96	2.87	(7.37)	2.56	7.60
Total from investment operations	2.85	2.80	(7.48)	2.39	7.52

Less dividends and distributions:
Distributions from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of year	$21.12	18.27	$15.47	$22.95	$20.56

Total Return	15.60%	18.10%	(32.59)%	11.62%	57.67%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$33,900	$35,209	$42,199	$53,652	$11,786

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.03%	1.04%	1.05%	1.03%	1.04%
Without fee waivers/reimbursements	1.03%	1.04%	1.05%	1.03%	1.04%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.54)%	(0.41)%	(0.66)%	(0.74)%	(0.54)%
Without fee waivers/reimbursements	(0.54)%	(0.41)%	(0.66)%	(0.74)%	(0.54)%
Portfolio turnover rate	46%	36%	59%	35%	54%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	67

Segall Bryant & Hamill Small Cap Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$18.79	$15.88	$23.52	$21.04	$13.33
Income (loss) from investment operations:
Net investment (loss)(a)	(0.08)	(0.04)	(0.09)	(0.13)	(0.08)
Net realized and unrealized gains (losses) on investments	3.04	2.95	(7.55)	2.61	7.79
Total from investment operations	2.96	2.91	(7.64)	2.48	7.71

Less dividends and distributions:
Distributions from net realized gains	—	—	—	—	—
Total distributions	—	—	—	—	—
Net asset value, end of year	$21.75	18.79	$15.88	$23.52	$21.04

Total Return	15.75%	18.32%	(32.48)%	11.79%	57.84%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$227,644	$205,106	$142,024	$188,703	$110,018

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.86%	0.87%	0.88%	0.87%	0.97%
Without fee waivers/reimbursements	0.86%	0.87%	0.88%	0.87%	0.97%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.37)%	(0.23)%	(0.49)%	(0.59)%	(0.50)%
Without fee waivers/reimbursements	(0.37)%	(0.23)%	(0.49)%	(0.59)%	(0.50)%
Portfolio turnover rate	46%	36%	59%	35%	54%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
68	| www.cisbh.com/funds

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$11.79		$10.76	$12.65	$12.26	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.03		0.04	(0.02)	(0.07)	(0.03)
Net realized and unrealized gains (losses) on investments	1.41		1.41	(1.65)	2.82	2.29
Total from investment operations	1.44		1.45	(1.67)	2.75	2.26

Less dividends and distributions:
Dividends from net investment income	(0.03)		(0.03)	—	—	—
Distributions from net realized gains	(0.66)		(0.39)	(0.22)	(2.36)	—
Total distributions	(0.69)		(0.42)	(0.22)	(2.36)	—
Net asset value, end of year	$12.54		$11.79	$10.76	$12.65	$12.26

Total Return	11.88%		13.67%	(13.26)%	23.26%	22.60%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$758		$520	$728	$1,663	$4,165

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.02	%(b)	1.14%	1.14%	1.14%	1.14%
Without fee waivers/reimbursements	2.25%		1.32%	1.36%	1.35%	1.26%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.22%		0.36%	(0.19)%	(0.25)%	(0.26)%
Without fee waivers/reimbursements	(1.01)%		0.18%	(0.40)%	(0.46)%	(0.38)%
Portfolio turnover rate	40%		41%	44%	36%	74%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	69

Segall Bryant & Hamill Small Cap Core Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$11.86	$10.81	$12.70	$12.28	$10.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.03	0.05	0.01	(0.02)	(0.00	)(b)
Net realized and unrealized gains (losses) on investments	1.42	1.44	(1.67)	2.80	2.28
Total from investment operations	1.45	1.49	(1.66)	2.78	2.28

Less dividends and distributions:
Dividends from net investment income	(0.03)	(0.05)	(0.01)	—	—
Distributions from net realized gains	(0.66)	(0.39)	(0.22)	(2.36)	—
Total distributions	(0.69)	(0.44)	(0.23)	(2.36)	—
Net asset value, end of year	$12.62	$11.86	$10.81	$12.70	$12.28

Total Return	11.91%	13.94%	(13.12)%	23.48%	22.80%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$84,156	$73,787	$51,733	$50,460	$44,675

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99%	0.99%	0.99%	0.99%	0.99%
Without fee waivers/reimbursements	1.08%	1.16%	1.13%	1.10%	1.27%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.24%	0.49%	0.12%	(0.13)%	(0.05)%
Without fee waivers/reimbursements	0.15%	0.32%	(0.02)%	(0.24)%	(0.33)%
Portfolio turnover rate	40%	41%	44%	36%	74%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 per share.

See Notes to Financial Statements.
70	| www.cisbh.com/funds

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$19.87		$18.22	$24.51	$21.15	$17.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.04		0.09	0.07	(0.01)	0.04
Net realized and unrealized gains (losses) on investments	3.49		2.50	(4.77)	6.16	4.39
Total from investment operations	3.53		2.59	(4.70)	6.15	4.43

Less dividends and distributions:
Dividends from net investment income	(0.05)		(0.10)	(0.07)	—	(0.03)
Distributions from net realized gains	(3.85)		(0.84)	(1.52)	(2.79)	(0.25)
Total distributions	(3.90)		(0.94)	(1.59)	(2.79)	(0.28)
Net asset value, end of year	$19.50		$19.87	$18.22	$24.51	$21.15

Total Return	16.85%		14.38%	(19.23)%	29.57%	26.08%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$1,275		$1,442	$796	$974	$583

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.89	%(b)	0.92%	0.86%	0.83%	0.79	%(c)
Without fee waivers/reimbursements	1.41%		0.92%	0.86%	0.83%	0.79	%(c)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.21%		0.46%	0.35%	(0.06)%	0.19%
Without fee waivers/reimbursements	(0.31)%		0.46%	0.35%	(0.06)%	0.19%
Portfolio turnover rate	27%		21%	32%	30%	38%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).
(c)	During the period there were no shareholder servicing fees expensed for the Retail Class. This may not be representative of long term results.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	71

Segall Bryant & Hamill All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$19.89	$18.23	$24.52	$21.16	$17.00
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.10	0.07	(0.02)	0.03
Net realized and unrealized gains (losses) on investments	3.49	2.51	(4.77)	6.17	4.41
Total from investment operations	3.54	2.61	(4.70)	6.15	4.44

Less dividends and distributions:
Dividends from net investment income	(0.05)	(0.11)	(0.07)	—	(0.03)
Distributions from net realized gains	(3.85)	(0.84)	(1.52)	(2.79)	(0.25)
Total distributions	(3.90)	(0.95)	(1.59)	(2.79)	(0.28)

Paid-in capital from redemption fees	—	—	—	—	—
Net asset value, end of year	$19.53	$19.89	$18.23	$24.52	$21.16

Total Return	16.89%	14.48%	(19.21)%	29.55%	26.18%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$103,063	$123,954	$130,033	$186,459	$169,833

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.84%	0.84%	0.84%	0.84%	0.84%
Without fee waivers/reimbursements	0.92%	0.91%	0.89%	0.87%	0.92%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.23%	0.53%	0.35%	(0.07)%	0.16%
Without fee waivers/reimbursements	0.15%	0.45%	0.31%	(0.10)%	0.08%
Portfolio turnover rate	27%	21%	32%	30%	38%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
72	| www.cisbh.com/funds

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$8.38	$7.35	$9.12	$9.13	$8.67
Income (loss) from investment operations:
Net investment income(a)	0.27	0.25	0.30	0.26	0.14
Net realized and unrealized gains (losses) on investments	0.89	1.24	(1.77)	0.21	0.47
Total from investment operations	1.16	1.49	(1.47)	0.47	0.61

Less dividends and distributions:
Dividends from net investment income	(0.49)	(0.46)	(0.30)	(0.30)	(0.15)
Distributions from net realized gains	—	—	—	(0.18)	—
Return of capital	(0.10)	—	—	—	—
Total distributions	(0.59)	(0.46)	(0.30)	(0.48)	(0.15)
Net asset value, end of year	$8.95	$8.38	$7.35	$9.12	$9.13

Total Return	13.77%	20.35%	(16.17)%	5.22%	7.05%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$3,131	$2,200	$1,952	$3,224	$2,954

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.38%	1.38%	1.38%	1.38%	1.38%
Without fee waivers/reimbursements	2.17%	2.10%	2.05%	1.86%	2.36%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.83%	3.23%	3.67%	2.65%	1.80%
Without fee waivers/reimbursements	2.05%	2.51%	3.00%	2.17%	0.82%
Portfolio turnover rate	88%	85%	88%	91%	91%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	73

Segall Bryant & Hamill Emerging Markets Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$8.41	$7.37	$9.15	$9.15	$8.69
Income (loss) from investment operations:
Net investment income(a)	0.29	0.27	0.32	0.28	0.15
Net realized and unrealized gains (losses) on investments	0.88	1.24	(1.79)	0.21	0.47
Total from investment operations	1.17	1.51	(1.47)	0.49	0.62

Less dividends and distributions:
Dividends from net investment income	(0.49)	(0.47)	(0.31)	(0.31)	(0.16)
Distributions from net realized gains	—	—	—	(0.18)	—
Return of capital	(0.11)	—	—	—	—
Total distributions	(0.60)	(0.47)	(0.31)	(0.49)	(0.16)
Net asset value, end of year	$8.98	$8.41	$7.37	$9.15	$9.15

Total Return	13.88%	20.60%	(16.08)%	5.49%	7.18%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$61,947	$49,290	$38,646	$54,660	$45,058

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.23%	1.23%	1.23%	1.23%	1.23%
Without fee waivers/reimbursements	1.77%	1.95%	1.90%	1.69%	2.19%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.09%	3.45%	3.98%	2.83%	1.93%
Without fee waivers/reimbursements	2.55%	2.73%	3.31%	2.37%	0.97%
Portfolio turnover rate	88%	85%	88%	91%	91%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
74	| www.cisbh.com/funds

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$10.69		$9.58		$11.59	$10.83	$11.64
Income (loss) from investment operations:
Net investment income(a)	0.36		0.36		0.44	0.29	0.16
Net realized and unrealized gains (losses) on investments	0.46		1.25		(2.00)	1.09	(0.80)
Total from investment operations	0.82		1.61		(1.56)	1.38	(0.64)

Less dividends and distributions:
Dividends from net investment income	(0.88)		(0.50)		(0.45)	(0.62)	(0.17)
Distributions from net realized gains	—		—		—	—	—
Return of capital	—		—		—	—	—
Total distributions	(0.88)		(0.50)		(0.45)	(0.62)	(0.17)
Net asset value, end of year	$10.63		$10.69		$9.58	$11.59	$10.83

Total Return	7.65%		17.09%		(13.31)%	12.97%	(5.51)%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$5,252		$13,682		$9,757	$47,301	$64,420

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14	%(b)(c)	1.25	%(d)	1.18%	1.18%	1.18%
Without fee waivers/reimbursements	1.54%		1.50%		1.41%	1.36%	1.36%
Ratio of net investment income to average net assets
With fee waivers/reimbursements	3.21%		3.65%		4.16%	2.37%	1.68%
Without fee waivers/reimbursements	2.81%		3.40%		3.93%	2.19%	1.50%
Portfolio turnover rate	102%		106%		105%	112%	106%

(a)	Calculated using the average shares method.
(b)	Includes 0.03% of tax reclaim fees which are excluded from the expense limitation agreement.
(c)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).
(d)	Includes 0.07% of tax reclaim fees which are excluded from the expense limitation agreement.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	75

Segall Bryant & Hamill International Small Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$10.70		$9.59		$11.61	$10.85	$11.65
Income (loss) from investment operations:
Net investment income(a)	0.35		0.36		0.46	0.31	0.19
Net realized and unrealized gains (losses) on investments	0.49		1.26		(2.02)	1.10	(0.82)
Total from investment operations	0.84		1.62		(1.56)	1.41	(0.63)

Less dividends and distributions:
Dividends from net investment income	(0.90)		(0.51)		(0.46)	(0.65)	(0.17)
Distributions from net realized gains	—		—		—	—	—
Return of capital	—		—		—	—	—
Total distributions	(0.90)		(0.51)		(0.46)	(0.65)	(0.17)
Net asset value, end of year	$10.64		$10.70		$9.59	$11.61	$10.85

Total Return	7.77%		17.24%		(13.19)%	13.19%	(5.35)%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$63,875		$100,984		$86,473	$108,745	$119,113

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.06	%(b)	1.10	%(c)	1.03%	1.03%	1.03%
Without fee waivers/reimbursements	1.50%		1.36%		1.24%	1.13%	1.18%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.07%		3.65%		4.52%	2.54%	2.00%
Without fee waivers/reimbursements	2.67%		3.38%		4.31%	2.44%	1.85%
Portfolio turnover rate	102%		106%		105%	112%	106%

(a)	Calculated using the average shares method.
(b)	Includes 0.03% of tax reclaim fees which are excluded from the expense limitation agreement.
(c)	Includes 0.07% of tax reclaim fees which are excluded from the expense limitation agreement.

See Notes to Financial Statements.
76	| www.cisbh.com/funds

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Retail	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$10.47	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.28	0.01
Net realized and unrealized gains (losses) on investments	0.20	0.46
Total from investment operations	0.48	0.47

Less dividends and distributions:
Dividends from net investment income	(0.40)	—
Distributions from net realized gains	(0.36)	—
Total distributions	(0.76)	—
Net asset value, end of period	$10.19	$10.47

Total Return	4.49%	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$3	$3

Ratio of expenses to average net assets
With fee waivers/reimbursements	1.14%	1.14	%(d)
Without fee waivers/reimbursements	409.75%	25.58	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.60%	1.42	%(d)
Without fee waivers/reimbursements	(406.01)%	(23.02	)%(d)
Portfolio turnover rate	111%	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	77

Segall Bryant & Hamill International Equity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

Institutional	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Net asset value, beginning of period	$10.47	$10.00
Income (loss) from investment operations:
Net investment income(b)	0.31	0.02
Net realized and unrealized gains (losses) on investments	0.19	0.45
Total from investment operations	0.50	0.47

Less dividends and distributions:
Dividends from net investment income	(0.43)	—
Distributions from net realized gains	(0.36)
Total distributions	(0.79)	—
Net asset value, end of period	$10.18	$10.47

Total Return	4.58%	4.70	%(c)

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$2,508	$1,843

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99%	0.99	%(d)
Without fee waivers/reimbursements	14.08%	46.95	%(d)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	2.81%	2.48	%(d)
Without fee waivers/reimbursements	(10.28)%	(43.48	)%(d)
Portfolio turnover rate	111%	0	%(c)

(a)	Fund commenced operations December 8, 2023.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.

See Notes to Financial Statements.
78	| www.cisbh.com/funds

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020(a)
Net asset value, beginning of year	$10.30		$8.77	$11.02	$9.32	$10.98
Income (loss) from investment operations:
Net investment income(b)	0.11		0.06	0.02	0.02	0.18
Net realized and unrealized gains (losses) on investments	1.60		1.83	(2.07)	2.36	0.08 (c)
Total from investment operations	1.71		1.89	(2.05)	2.38	0.26

Less dividends and distributions:
Dividends from net investment income	(0.11)		(0.07)	(0.03)	(0.04)	(0.18)
Distributions from net realized gains	(0.54)		(0.29)	(0.17)	(0.64)	(1.74)
Total distributions	(0.65)		(0.36)	(0.20)	(0.68)	(1.92)
Net asset value, end of year	$11.36		$10.30	$8.77	$11.02	$9.32

Total Return	16.28%		21.62%	(18.68)%	25.83%	2.95%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$30,504		$28,273	$25,422	$33,821	$32,224

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.82	%(d)	0.89%	0.89%	0.89%	0.89%
Without fee waivers/reimbursements	1.29%		1.36%	1.29%	1.18%	1.29%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.95%		0.68%	0.25%	0.16%	1.83%
Without fee waivers/reimbursements	0.48%		0.21%	(0.14)%	(0.13)%	1.43%
Portfolio turnover rate	25%		24%	31%	24%	132%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.
(b)	Calculated using the average shares method.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.
(d)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	79

Segall Bryant & Hamill Global All Cap Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020(a)
Net asset value, beginning of year	$10.15	$8.64	$10.86	$9.20	$10.86
Income (loss) from investment operations:
Net investment income(b)	0.12	0.08	0.03	0.03	0.18
Net realized and unrealized gains (losses) on investments	1.57	1.80	(2.04)	2.33	0.09 (c)
Total from investment operations	1.69	1.88	(2.01)	2.36	0.27

Less dividends and distributions:
Dividends from net investment income	(0.11)	(0.08)	(0.04)	(0.06)	(0.19)
Distributions from net realized gains	(0.54)	(0.29)	(0.17)	(0.64)	(1.74)
Total distributions	(0.65)	(0.37)	(0.21)	(0.70)	(1.93)
Net asset value, end of year	$11.19	$10.15	$8.64	$10.86	$9.20

Total Return	16.36%	21.87%	(18.55)%	25.94%	3.04%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$4,979	$3,390	$1,692	$4,875	$3,373

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.74%	0.74%	0.74%	0.74%	0.74%
Without fee waivers/reimbursements	1.42%	1.35%	1.27%	1.17%	1.20%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	1.10%	0.81%	0.33%	0.29%	1.83%
Without fee waivers/reimbursements	0.42%	0.21%	(0.20)%	(0.14)%	1.37%
Portfolio turnover rate	25%	24%	31%	24%	132%

(a)	Prior to September 19, 2020 known as the Segall Bryant & Hamill Global Large Cap Fund.
(b)	Calculated using the average shares method.
(c)	Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting the net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the same period.

See Notes to Financial Statements.
80	| www.cisbh.com/funds

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$10.01		$9.76	$10.05	$10.15	$10.11
Income (loss) from investment operations:
Net investment income(a)	0.41		0.23	0.07	0.05	0.12
Net realized and unrealized gains (losses) on investments	0.10		0.26	(0.28)	(0.08)	0.08
Total from investment operations	0.51		0.49	(0.21)	(0.03)	0.20

Less dividends and distributions:
Dividends from net investment income	(0.42)		(0.24)	(0.08)	(0.06)	(0.15)
Distributions from net realized gains	—		—	—	(0.01)	(0.01)
Total distributions	(0.42)		(0.24)	(0.08)	(0.07)	(0.16)
Net asset value, end of year	$10.10		$10.01	$9.76	$10.05	$10.15

Total Return	5.19%		5.09%	(2.07)%	(0.23)%	2.05%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$1,797		$3,331	$3,828	$11,896	$2,989

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.47	%(b)	0.49%	0.49%	0.49%	0.49%
Without fee waivers/reimbursements	1.58%		1.25%	0.86%	0.80%	1.18%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.05%		2.36%	0.69%	0.45%	1.23%
Without fee waivers/reimbursements	2.94%		1.65%	0.31%	0.14%	0.54%
Portfolio turnover rate	58%		45%	22%	46%	47%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	81

Segall Bryant & Hamill Short Term Plus Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$10.03	$9.78	$10.07	$10.16	$10.11
Income (loss) from investment operations:
Net investment income(a)	0.42	0.24	0.08	0.06	0.13
Net realized and unrealized gains (losses) on investments	0.09	0.26	(0.28)	(0.07)	0.09
Total from investment operations	0.51	0.50	(0.20)	(0.01)	0.22

Less dividends and distributions:
Dividends from net investment income	(0.43)	(0.25)	(0.09)	(0.07)	(0.16)
Distributions from net realized gains	—	—	—	(0.01)	(0.01)
Total distributions	(0.43)	(0.25)	(0.09)	(0.08)	(0.17)
Net asset value, end of year	$10.11	$10.03	$9.78	$10.07	$10.16

Total Return	5.17%	5.17%	(1.98)%	(0.05)%	2.18%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$13,621	$14,751	$24,777	$40,054	$23,568

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	1.27%	1.13%	0.74%	0.68%	1.03%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.19%	2.38%	0.81%	0.55%	1.32%
Without fee waivers/reimbursements	3.32%	1.65%	0.48%	0.27%	0.69%
Portfolio turnover rate	58%	45%	22%	46%	47%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
82	| www.cisbh.com/funds

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$9.46	$9.14	$10.85	$11.25	$10.79
Income (loss) from investment operations:
Net investment income(a)	0.37	0.34	0.26	0.23	0.27
Net realized and unrealized gains (losses) on investments	(0.19)	0.33	(1.67)	(0.30)	0.64
Total from investment operations	0.18	0.67	(1.41)	(0.07)	0.91

Less dividends and distributions:
Dividends from net investment income	(0.37)	(0.35)	(0.30)	(0.26)	(0.30)
Distributions from net realized gains	—	—	—	(0.07)	(0.15)
Total distributions	(0.37)	(0.35)	(0.30)	(0.33)	(0.45)
Net asset value, end of year	$9.27	$9.46	$9.14	$10.85	$11.25

Total Return	1.99%	7.47%	(13.13)%	(0.58)%	8.49%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$278,142	$292,517	$311,042	$466,063	$594,559

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.55%	0.55%	0.55%	0.55%	0.55%
Without fee waivers/reimbursements	0.66%	0.66%	0.67%	0.67%	0.68%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.94%	3.69%	2.77%	2.10%	2.38%
Without fee waivers/reimbursements	3.83%	3.58%	2.65%	1.98%	2.25%
Portfolio turnover rate	36%	39%	26%	54%	59%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	83

Segall Bryant & Hamill Plus Bond Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$9.36	$9.05	$10.74	$11.14	$10.69
Income (loss) from investment operations:
Net investment income(a)	0.38	0.35	0.28	0.25	0.28
Net realized and unrealized gains (losses) on investments	(0.18)	0.32	(1.66)	(0.30)	0.64
Total from investment operations	0.20	0.67	(1.38)	(0.05)	0.92

Less dividends and distributions:
Dividends from net investment income	(0.39)	(0.36)	(0.31)	(0.28)	(0.32)
Distributions from net realized gains	—	—	—	(0.07)	(0.15)
Total distributions	(0.39)	(0.36)	(0.31)	(0.35)	(0.47)
Net asset value, end of year	$9.17	$9.36	$9.05	$10.74	$11.14

Total Return	2.17%	7.59%	(12.95)%	(0.44)%	8.65%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$466,211	$433,367	$369,601	$589,074	$525,992

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.40%	0.40%	0.40%	0.40%	0.40%
Without fee waivers/reimbursements	0.53%	0.53%	0.52%	0.51%	0.51%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.09%	3.85%	2.91%	2.24%	2.53%
Without fee waivers/reimbursements	3.96%	3.73%	2.79%	2.13%	2.42%
Portfolio turnover rate	36%	39%	26%	54%	59%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
84	| www.cisbh.com/funds

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$8.56	$7.98	$9.21	$9.24	$8.97
Income (loss) from investment operations:
Net investment income(a)	0.37	0.35	0.31	0.30	0.34
Net realized and unrealized gains (losses) on investments	0.09	0.59	(1.20)	(0.01)	0.29
Total from investment operations	0.46	0.94	(0.89)	0.29	0.63

Less dividends and distributions:
Dividends from net investment income	(0.36)	(0.36)	(0.34)	(0.32)	(0.36)
Net asset value, end of year	$8.66	$8.56	$7.98	$9.21	$9.24

Total Return	5.53%	12.16%	(9.75)%	3.14%	7.31%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$21,881	$27,513	$27,855	$39,879	$42,227

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.85%	0.85%	0.85%	0.85%	0.85%
Without fee waivers/reimbursements	0.97%	0.94%	0.90%	0.88%	0.95%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.15%	4.34%	3.82%	3.30%	3.84%
Without fee waivers/reimbursements	4.03%	4.25%	3.77%	3.27%	3.74%
Portfolio turnover rate	13%	9%	9%	25%	57%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	85

Segall Bryant & Hamill Quality High Yield Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$8.45	$7.89	$9.10	$9.13	$8.87
Income (loss) from investment operations:
Net investment income(a)	0.37	0.36	0.33	0.32	0.35
Net realized and unrealized gains (losses) on investments	0.11	0.58	(1.19)	(0.02)	0.28
Total from investment operations	0.48	0.94	(0.86)	0.30	0.63

Less dividends and distributions:
Dividends from net investment income	(0.38)	(0.38)	(0.35)	(0.33)	(0.37)
Net asset value, end of year	$8.55	$8.45	$7.89	$9.10	$9.13

Total Return	5.76%	12.21%	(9.51)%	3.33%	7.40%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$43,833	$42,349	$37,923	$62,127	$40,912

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.70%	0.70%	0.70%	0.70%	0.70%
Without fee waivers/reimbursements	0.83%	0.85%	0.79%	0.76%	0.82%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	4.29%	4.48%	3.95%	3.43%	3.99%
Without fee waivers/reimbursements	4.16%	4.34%	3.86%	3.37%	3.87%
Portfolio turnover rate	13%	9%	9%	25%	57%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
86	| www.cisbh.com/funds

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$9.66		$9.50	$11.02	$11.01	$10.67
Income (loss) from investment operations:
Net investment income(a)	0.34		0.31	0.21	0.18	0.24
Net realized and unrealized gains (losses) on investments	(0.05)		0.18	(1.44)	0.12	0.44
Total from investment operations	0.29		0.49	(1.23)	0.30	0.68

Less dividends and distributions:
Dividends from net investment income	(0.34)		(0.33)	(0.29)	(0.27)	(0.30)
Distributions from net realized gains	—		—	—	(0.02)	(0.04)
Total distributions	(0.34)		(0.33)	(0.29)	(0.29)	(0.34)
Net asset value, end of year	$9.61		$9.66	$9.50	$11.02	$11.01

Total Return	3.05%		5.34%	(11.25)%	2.72%	6.54%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$12,246		$13,886	$35,120	$42,056	$28,344

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.60	%(b)	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.75%		0.76%	0.73%	0.74%	0.80%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.39%		3.24%	2.16%	1.64%	2.17%
Without fee waivers/reimbursements	3.24%		3.13%	2.08%	1.55%	2.02%
Portfolio turnover rate	95%		73%	173%	37%	101%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	87

Segall Bryant & Hamill Municipal Opportunities Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$9.67	$9.51	$11.03	$11.02	$10.68
Income (loss) from investment operations:
Net investment income(a)	0.35	0.32	0.23	0.19	0.25
Net realized and unrealized gains (losses) on investments	(0.06)	0.19	(1.45)	0.12	0.45
Total from investment operations	0.29	0.51	(1.22)	0.31	0.70

Less dividends and distributions:
Dividends from net investment income	(0.35)	(0.35)	(0.30)	(0.28)	(0.32)
Distributions from net realized gains	—	—	—	(0.02)	(0.04)
Total distributions	(0.35)	(0.35)	(0.30)	(0.30)	(0.36)
Net asset value, end of year	$9.61	$9.67	$9.51	$11.03	$11.02

Total Return	3.09%	5.50%	(11.11)%	2.87%	6.71%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$171,523	$159,261	$176,685	$233,490	$145,819

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.60%	0.60%	0.56%	0.57%	0.62%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.48%	3.40%	2.31%	1.74%	2.32%
Without fee waivers/reimbursements	3.38%	3.30%	2.24%	1.67%	2.20%
Portfolio turnover rate	95%	73%	173%	37%	101%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
88	| www.cisbh.com/funds

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Retail	Year Ended December 31, 2024		Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$10.53		$10.35	$11.91	$11.95	$11.69
Income (loss) from investment operations:
Net investment income(a)	0.32		0.28	0.21	0.17	0.24
Net realized and unrealized gains (losses) on investments	(0.07)		0.23	(1.47)	0.05	0.34
Total from investment operations	0.25		0.51	(1.26)	0.22	0.58

Less dividends and distributions:
Dividends from net investment income	(0.36)		(0.33)	(0.30)	(0.26)	(0.32)
Net asset value, end of year	$10.42		$10.53	$10.35	$11.91	$11.95

Total Return	2.39%		5.02%	(10.64)%	1.87%	5.08%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$104,794		$116,155	$143,558	$216,617	$205,285

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.63	%(b)	0.65%	0.65%	0.65%	0.65%
Without fee waivers/reimbursements	0.66%		0.66%	0.68%	0.68%	0.70%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.01%		2.69%	1.96%	1.44%	2.00%
Without fee waivers/reimbursements	2.99%		2.68%	1.94%	1.41%	1.95%
Portfolio turnover rate	45%		48%	64%	15%	71%

(a)	Calculated using the average shares method.
(b)	Ratio is less than the contractual expense limitation due to a voluntary waiver made by the Adviser (Note 6).

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	89

Segall Bryant & Hamill Colorado Tax Free Fund	Financial Highlights
For a Share Outstanding Throughout the Years Presented

Institutional	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Net asset value, beginning of year	$10.57	$10.39	$11.96	$12.00	$11.73
Income (loss) from investment operations:
Net investment income(a)	0.33	0.29	0.23	0.19	0.25
Net realized and unrealized gains (losses) on investments	(0.07)	0.23	(1.43)	0.05	0.36
Total from investment operations	0.26	0.52	(1.25)	0.24	0.61

Less dividends and distributions:
Dividends from net investment income	(0.37)	(0.34)	(0.32)	(0.28)	(0.34)
Net asset value, end of year	$10.46	$10.57	$10.39	$11.96	$12.00

Total Return	2.53%	5.16%	(10.55)%	2.01%	5.29%

Ratios and Supplemental Data
Net assets, end of year (in 000s)	$220,688	$238,430	$251,981	$370,546	$289,774

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.50%	0.50%	0.50%	0.50%	0.50%
Without fee waivers/reimbursements	0.55%	0.54%	0.53%	0.52%	0.55%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	3.13%	2.82%	2.12%	1.54%	2.15%
Without fee waivers/reimbursements	3.08%	2.78%	2.09%	1.52%	2.10%
Portfolio turnover rate	45%	48%	64%	15%	71%

(a)	Calculated using the average shares method.

See Notes to Financial Statements.
90	| www.cisbh.com/funds

Barrett Growth Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended December 31, 2024	Seven Months Ended December 31, 2023 (a)		Year Ended May 31, 2023	Year Ended May 31, 2022	Year Ended May 31, 2021		Year Ended May 31, 2020
Net asset value, beginning of period	$24.52	$21.50		$25.00	$30.29	$24.34		$20.81
Income (loss) from investment operations:
Net investment income (loss)(b)	(0.03)	0.01		(0.03)	(0.11)	(0.10)		(0.05)
Net realized and unrealized gains (losses) on investments	7.10	3.75		0.72	(1.49)	7.99		4.15
Total from investment operations	7.07	3.76		0.69	(1.60)	7.89		4.10

Less dividends and distributions:
Distributions from net realized gains	(2.98)	(0.74)		(4.19)	(3.69)	(1.94)		(0.57)
Net asset value, end of period	$28.61	$24.52		$21.50	$25.00	$30.29		$24.34

Total Return	28.35%	17.59	%(c)	5.09%	(7.25)%	32.96%		19.82%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$28,611	$25,753		$24,195	$25,364	$34,844		$30,565

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99%	1.14	%(d)(e)	1.17%	1.13%	1.24	%(f)	1.25%
Without fee waivers/reimbursements	1.34%	2.05	%(d)	2.15%	1.76%	1.78%		1.81%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	(0.09)%	0.06	%(d)	(0.14)%	(0.36)%	(0.35)%		(0.21)%
Without fee waivers/reimbursements	(0.44)%	(0.85	)%(d)	(1.12)%	(0.99)%	(0.89)%		(0.77)%
Portfolio turnover rate(g)	8%	1	%(c)	4%	5%	6%		20%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Contractual expense limitation changed from 1.00% (excluding 12b-1 fees) to an overall expense cap of 0.99% effective November 20, 2023.
(f)	Contractual expense limitation changed from 1.25% to 1.00% (excluding 12b-1 fees) effective April 30, 2021.
(g)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	91

Barrett Opportunity Fund	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended December 31, 2024	Four Months Ended December 31, 2023(a)		Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net asset value, beginning of period	$21.52	$25.98		$26.68	$29.92	$24.33	$25.77
Income (loss) from investment operations:
Net investment income (loss)(b)	0.21	0.05		0.19	0.15	0.21	0.29
Net realized and unrealized gains (losses) on investments	4.82	1.57		2.26	0.18	6.91	0.85
Total from investment operations	5.03	1.62		2.45	0.33	7.12	1.14

Less dividends and distributions:
Dividends from net investment income	(0.21)	(0.14)		(0.21)	(0.20)	(0.22)	(0.33)
Distributions from net realized gains	(10.73)	(5.94)		(2.94)	(3.37)	(1.31)	(2.25)
Total distributions	(10.94)	(6.08)		(3.15)	(3.57)	(1.53)	(2.58)
Net asset value, end of period	$15.61	$21.52		$25.98	$26.68	$29.92	$24.33

Total Return	22.65%	6.89	%(c)	10.35%	0.69%	30.65%	3.94%

Ratios and Supplemental Data
Net assets, end of period (in 000s)	$24,618	$36,468		$43,923	$58,378	$64,040	$52,526

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.99%	1.25	%(d)(e)	1.29%	1.18%	1.18%	1.25%
Without fee waivers/reimbursements	1.26%	1.56	%(d)	1.29%	1.18%	1.18%	1.25%
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.92%	0.57	%(d)	0.74%	0.53%	0.75%	1.08%
Without fee waivers/reimbursements	0.65%	0.26	%(d)	0.74%	0.53%	0.75%	1.08%
Portfolio turnover rate(f)	0%	0	%(c)	4%	8%	3%	1%

(a)	Fund changed fiscal year to December 31. Prior to November 20, 2023, the information is from the Predecessor Fund.
(b)	Calculated using the average shares method.
(c)	Total return and portfolio turnover are not annualized for periods less than one full year.
(d)	Annualized.
(e)	Prior to November 20, 2023, there was no expense cap. Effective November 20, 2023, the expense cap was set at 0.99%.
(f)	Portfolio turnover excludes redemptions in-kind, if any.

See Notes to Financial Statements.
92	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The list below shows the funds in the Trust (the “Funds”) as of the end of the period that are discussed in this report:

Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Short Term Plus Fund
Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Plus Bond Fund
Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill Quality High Yield Fund
Segall Bryant & Hamill All Cap Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill Colorado Tax Free Fund
Segall Bryant & Hamill International Small Cap Fund	Barrett Growth Fund
Segall Bryant & Hamill International Equity Fund	Barrett Opportunity Fund
Segall Bryant & Hamill Global All Cap Fund

Interests in the Funds are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. All of the Funds offer Retail Class and Institutional Class Shares except Barrett Growth Fund and Barrett Opportunity Fund. Barrett Growth Fund and Barrett Opportunity Fund each only have one class. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

Each of the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap, Barrett Growth Fund and Barrett Opportunity Fund seeks to achieve long-term capital appreciation. The Segall Bryant & Hamill Short Term Plus Fund seeks to provide current income and competitive total return. Each of the Segall Bryant & Hamill Plus Bond Fund and Segall Bryant & Hamill Quality High Yield Fund seeks to achieve long-term total rate of return consistent with preservation of capital. The Segall Bryant & Hamill Municipal Opportunities Fund seeks income exempt from Federal income taxes. The Segall Bryant & Hamill Colorado Tax Free Fund seeks income exempt from both federal and Colorado state personal income taxes.

The Funds (other than Segall Bryant & Hamill Colorado Tax Free Fund and Barrett Opportunity Fund, which are non-diversified) are classified as diversified for the purposes of the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets and performance are regularly monitored and assessed as a whole by the Adviser of the Funds, who is responsbile for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – Each Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances reflected as interest income on the statement of operations. As of December 31, 2024, the interest rate was 3.68%, and the cash equivalents balances reflected on the Statements of Assets and Liabilities represent the amounts participating in the BBH CMS.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Financial Statements | December 31, 2024 |	93

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the bid price.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. When an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value, the fair value of those securities are determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange.

Forward foreign currency contracts have a fair value determined by an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE. As of December 31, 2024, the Funds did not hold any forward foreign currency contracts.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, having a remaining maturity of greater than 60 days, are typically valued at the evaluated prices formulated by an independent pricing service.

Segall Bryant & Hamill, LLC (the “Adviser”) is the Funds’ valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures utilized by the valuation designee. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Securities Traded on Foreign Exchanges – All of the Funds, except the Segall Bryant & Hamill Colorado Tax Free Fund, may invest at least a portion of their assets in foreign securities. As of December 31, 2024, all Funds were primarily invested in securities traded on U.S. exchanges, except Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund, Segall Bryant & Hamill International Equity Fund and Segall Bryant & Hamill Global All Cap Fund. In the event that a Fund executes a security transaction on a foreign exchange, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended December 31, 2024, the Funds did not incur any interest or penalties.

When-Issued/Forward Commitment Securities – Each Fund may purchase or sell securities on a “when-issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. In accordance with SEC guidance, each Fund segregates liquid assets in an amount sufficient to satisfy the purchase price. The purchase

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-U.S. securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Common Expenses – Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on the relative net assets of each Fund or based on the nature of the expense and its relative applicability to each Fund.

Offering Costs – The Adviser advanced some of the initial offering costs for the Segall Bryant & Hamill International Equity Fund and was subsequently reimbursed by the Fund. Costs of $31,390 incurred in connection with the offering and initial registration have been deferred and are being amortized on straight-line basis over the first twelve months after commencement of operations. As of December 31, 2024, there were no unamortized costs remaining in the Segall Bryant & Hamill International Equity Fund.

Allocation Between Classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Discounts and premiums on fixed income securities are amortized using the effective interest method. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

Investments in Real Estate Investment Trusts (REITs) – With respect to each Fund, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end and may differ from the estimated amounts.

In-Kind Redemptions – Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders. A redemption-in-kind is the process of making a distribution to shareholders through assets and cash rather than cash alone. During the year ended December 31, 2024, the redemptions for securities redeemed in-kind were as follows:

Fund	Redemptions Redeemed at Fair Value	Recognized Realized Gains (reflected on the Statements of Operations)
Barrett Growth Fund	$621,431	$595,105
Barrett Opportunity Fund	485,715	422,503

ReFlow transactions – Barrett Growth Fund and Barrett Opportunity Fund may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares and/or large cash distributions. In order to pay cash to shareholders who redeem their shares on a given day or for cash distributions, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions and/or cash distributions on a given day. ReFlow then either redeems those shares when the fund experiences net sales or redeems the shares in the form of in-kind redemptions. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 2.95% of the total net assets of any Fund. During the year ended December 31, 2024, the Barrett Growth Fund and the Barrett Opportunity Fund paid $910 and $3,493, respectively, for the service.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Funds, see the Funds’ Prospectus and Statement of Additional Information.

Country Risk – As of December 31, 2024, the Segall Bryant & Hamill Emerging Markets Fund invested a significant percentage of its assets in China; and the Segall Bryant & Hamill International Small Cap Fund and the Segall Bryant & Hamill International Equity Fund invested a significant percentage of its assets in Japan. Therefore, they may be more affected by economic developments and currency fluctuations in these countries.

Financial Statements | December 31, 2024 |	95

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Funds. As of December 31, 2024, the Segall Bryant & Hamill Emerging Markets Fund had investments in Russia and the Segall Bryant & Hamill International Equity Fund had one investment which is restricted due to partial ownership by Russian oligarchs. These investments are valued at zero.

4. SHARES OF BENEFICIAL INTEREST

On December 31, 2024, there was an unlimited number of no par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Segall Bryant & Hamill Small Cap Value Fund
Retail:
Shares Sold	127,068	119,809
Shares issued in Reinvestment of Distributions	33,559	7,202
Less Shares Redeemed	(94,293)	(164,218)
Net Increase (Decrease)	66,334	(37,207)
Institutional:
Shares Sold	5,486,873	8,870,922
Shares issued in Reinvestment of Distributions	1,502,976	445,549
Less Shares Redeemed	(19,549,645)	(9,843,827)
Net Increase (Decrease)	(12,559,796)	(527,356)

Segall Bryant & Hamill Small Cap Growth Fund
Retail:
Shares Sold	273,274	276,260
Shares issued in Reinvestment of Distributions	—	—
Less Shares Redeemed	(595,130)	(1,076,360)
Net Increase (Decrease)	(321,856)	(800,100)
Institutional:
Shares Sold	1,880,319	4,270,350
Shares issued in Reinvestment of Distributions	—	—
Less Shares Redeemed	(2,332,554)	(2,295,602)
Net Increase (Decrease)	(452,235)	1,974,748

Segall Bryant & Hamill Small Cap Core Fund
Retail:
Shares Sold	26,308	20,236
Shares issued in Reinvestment of Distributions	2,549	1,457
Less Shares Redeemed	(12,538)	(45,206)
Net Increase (Decrease)	16,319	(23,513)
Institutional:
Shares Sold	490,447	1,505,505
Shares issued in Reinvestment of Distributions	173,160	116,165
Less Shares Redeemed	(215,852)	(182,729)
Net Increase (Decrease)	447,755	1,438,941

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023(a)
Segall Bryant & Hamill All Cap Fund
Retail:
Shares Sold	5,289	40,864
Shares issued in Reinvestment of Distributions	10,578	3,308
Less Shares Redeemed	(23,071)	(15,265)
Net Increase (Decrease)	(7,204)	28,907
Institutional:
Shares Sold	150,093	394,481
Shares issued in Reinvestment of Distributions	866,008	296,800
Less Shares Redeemed	(1,970,875)	(1,593,533)
Net Increase (Decrease)	(954,774)	(902,252)

Segall Bryant & Hamill Emerging Markets Fund
Retail:
Shares Sold	143,319	27,665
Shares issued in Reinvestment of Distributions	21,721	13,828
Less Shares Redeemed	(77,589)	(44,525)
Net Increase (Decrease)	87,451	(3,032)
Institutional:
Shares Sold	1,092,050	717,760
Shares issued in Reinvestment of Distributions	266,900	196,187
Less Shares Redeemed	(321,205)	(293,152)
Net Increase (Decrease)	1,037,745	620,795

Segall Bryant & Hamill International Small Cap Fund
Retail:
Shares Sold	7,995	478,553
Shares issued in Reinvestment of Distributions	37,152	49,322
Less Shares Redeemed	(831,438)	(265,943)
Net Increase (Decrease)	(786,291)	261,932
Institutional:
Shares Sold	209,874	624,807
Shares issued in Reinvestment of Distributions	458,366	449,908
Less Shares Redeemed	(4,102,874)	(651,067)
Net Increase (Decrease)	(3,434,634)	423,648

Segall Bryant & Hamill International Equity Fund
Retail:
Shares Sold	—	253
Shares issued in Reinvestment of Distributions	19.00	—
Less Shares Redeemed	—	—
Net Increase (Decrease)	19	253
Institutional:
Shares Sold	63,383	113,627
Shares issued in Reinvestment of Distributions	16,875.00	62,423
Less Shares Redeemed	(10,042)	—
Net Increase (Decrease)	70,216	176,050

(a)	Except for Segall Bryant & Hamill International Equity Fund for which this column represents the period from commencement of operations (December 8, 2023) to December 31, 2023.

Financial Statements | December 31, 2024 |	97

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Segall Bryant & Hamill Global All Cap Fund
Retail:
Shares Sold	78,758	24,467
Shares issued in Reinvestment of Distributions	133,596	90,598
Less Shares Redeemed	(271,775)	(269,289)
Net Increase (Decrease)	(59,421)	(154,224)
Institutional:
Shares Sold	117,419	134,606
Shares issued in Reinvestment of Distributions	23,480	11,997
Less Shares Redeemed	(30,000)	(8,296)
Net Increase (Decrease)	110,899	138,307

Segall Bryant & Hamill Short Term Plus Fund
Retail:
Shares Sold	11,103	106,237
Shares issued in Reinvestment of Distributions	8,979	9,101
Less Shares Redeemed	(174,813)	(174,814)
Net Increase (Decrease)	(154,731)	(59,476)
Institutional:
Shares Sold	141,515	364,393
Shares issued in Reinvestment of Distributions	57,347	38,924
Less Shares Redeemed	(322,833)	(1,466,759)
Net Increase (Decrease)	(123,971)	(1,063,442)

Segall Bryant & Hamill Plus Bond Fund
Retail:
Shares Sold	6,401,262	4,012,879
Shares issued in Reinvestment of Distributions	1,229,614	1,206,150
Less Shares Redeemed	(8,556,049)	(8,319,680)
Net Increase (Decrease)	(925,173)	(3,100,651)
Institutional:
Shares Sold	15,491,047	13,234,153
Shares issued in Reinvestment of Distributions	2,091,520	1,690,062
Less Shares Redeemed	(13,047,320)	(9,464,284)
Net Increase (Decrease)	4,535,247	5,459,931

Segall Bryant & Hamill Quality High Yield Fund
Retail:
Shares Sold	118,738	412,495
Shares issued in Reinvestment of Distributions	120,191	143,471
Less Shares Redeemed	(928,869)	(829,183)
Net Increase (Decrease)	(689,940)	(273,217)
Institutional:
Shares Sold	947,776	1,560,235
Shares issued in Reinvestment of Distributions	210,849	222,547
Less Shares Redeemed	(1,044,472)	(1,577,468)
Net Increase (Decrease)	114,153	205,314

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Segall Bryant & Hamill Municipal Opportunities Fund
Retail:
Shares Sold	383,794	293,650
Shares issued in Reinvestment of Distributions	38,559	79,019
Less Shares Redeemed	(584,461)	(2,632,383)
Net Increase (Decrease)	(162,108)	(2,259,714)
Institutional:
Shares Sold	5,292,896	7,453,534
Shares issued in Reinvestment of Distributions	638,376	642,711
Less Shares Redeemed	(4,548,503)	(10,210,297)
Net Increase (Decrease)	1,382,769	(2,114,052)

Segall Bryant & Hamill Colorado Tax Free Fund
Retail:
Shares Sold	1,503,159	1,322,156
Shares issued in Reinvestment of Distributions	347,547	396,949
Less Shares Redeemed	(2,825,060)	(4,559,899)
Net Increase (Decrease)	(974,354)	(2,840,794)
Segall Bryant & Hamill Colorado Tax Free Fund
Institutional:
Shares Sold	5,422,923	8,250,409
Shares issued in Reinvestment of Distributions	722,120	762,050
Less Shares Redeemed	(7,604,676)	(10,712,859)
Net Increase (Decrease)	(1,459,633)	(1,700,400)

	For the Year Ended December 31, 2024	For the Seven Months Ended December 31, 2023	For the Year Ended May 31, 2023
Barrett Growth Fund
Retail:
Shares Sold	109,297	1,431	4,593
Shares issued in Reinvestment of Distributions	93,813	31,672	215,674
Less Shares Redeemed	(229,700)	(108,141)	(109,278)
Less Shares issued in In-Kind redemptions	(23,797)	—	—
Net Increase (Decrease)	(50,387)	(75,038)	110,989

	For the Year Ended December 31, 2024	For the Four Months Ended December 31, 2023	For the Year Ended August 31, 2023
Barrett Opportunity Fund
Retail:
Shares Sold	103,315	93,747	872
Shares issued in Reinvestment of Distributions	498,678	284,362	125,597
Less Shares Redeemed	(696,812)	(280,719)	(468,270)
Less Shares issued in In-Kind Redemptions	(23,216)	(93,382)	(155,508)
Net Increase (Decrease)	(118,035)	4,008	(497,309)

Financial Statements | December 31, 2024 |	99

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – Distributions of net investment income, if any, are generally made annually for the Segall Bryant & Hamill Small Cap Value Fund, Segall Bryant & Hamill Small Cap Growth Fund, Segall Bryant & Hamill Small Cap Core Fund, Segall Bryant & Hamill All Cap Fund, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Equity Fund, Segall Bryant & Hamill Global All Cap Fund, Barrett Growth Fund and Barrett Opportunity Fund; quarterly for Segall Bryant & Hamill International Small Cap Fund; and monthly for the Segall Bryant & Hamill Short Term Plus Fund, Segall Bryant & Hamill Plus Bond Fund, Segall Bryant & Hamill Quality High Yield Fund, Segall Bryant & Hamill Municipal Opportunities Fund and Segall Bryant & Hamill Colorado Tax Free Fund. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of the distributions paid during the years ended December 31, 2024 and 2023 were as follows:

Fund	Year Ended	Ordinary Income*	Long-Term Capital Gains	Tax-Exempt Income	Return of Capital
Segall Bryant & Hamill Small Cap Value Fund	12/31/2024	$4,986,405	$23,553,239	$—	$—
	12/31/2023	$8,726,120	$—	$—	$—
Segall Bryant & Hamill Small Cap Growth Fund	12/31/2024	$—	$—	$—	$—
	12/31/2023	$—	$—	$—	$—
Segall Bryant & Hamill Small Cap Core Fund	12/31/2024	$1,037,570	$3,466,929	$—	$—
	12/31/2023	$283,754	$2,370,074	$—	$—
Segall Bryant & Hamill All Cap Fund	12/31/2024	$269,326	$18,113,522	$—	$—
	12/31/2023	$686,140	$5,200,841	$—	$—
Segall Bryant & Hamill Emerging Markets Fund	12/31/2024	$3,503,054	$—	$—	$706,099
	12/31/2023	$2,792,430	$—	$—	$—
Segall Bryant & Hamill International Small Cap Fund	12/31/2024	$5,492,622	$—	$—	$—
	12/31/2023	$5,411,112	$—	$—	$—
Segall Bryant & Hamill International Equity Fund	12/31/2024	$161,065	$23,913	$—	$—
	12/31/2023(a)	$—	$—	$—	$—
Segall Bryant & Hamill Global All Cap Fund	12/31/2024	$329,299	$1,614,145	$—	$—
	12/31/2023	$205,069	$871,274	$—	$—
Segall Bryant & Hamill Short Term Plus Fund	12/31/2024	$708,936	$—	$—	$—
	12/31/2023	$505,793	$—	$—	$—
Segall Bryant & Hamill Plus Bond Fund	12/31/2024	$31,029,631	$—	$—	$—
	12/31/2023	$27,152,813	$—	$—	$—
Segall Bryant & Hamill Quality High Yield Fund	12/31/2024	$2,948,310	$—	$—	$—
	12/31/2023	$3,059,532	$—	$—	$—
Segall Bryant & Hamill Municipal Opportunities Fund	12/31/2024	$2,099,444	$—	$4,549,557	$—
	12/31/2023	$2,367,723	$—	$4,727,580	$—
Segall Bryant & Hamill Colorado Tax Free Fund	12/31/2024	$1,610,958	$—	$10,175,670	$—
	12/31/2023	$1,318,917	$—	$11,522,874	$—
Barrett Growth Fund	12/31/2024	$—	$2,815,239	$—	$—
	12/31/2023(b)	$—	$768,082	$—	$—
	5/31/2023	$—	$4,071,920	$—	$—
Barrett Opportunity Fund	12/31/2024	$334,053	$11,609,158	$—	$—
	12/31/2023(c)	$237,230	$9,777,323	$—	$—
	8/31/2023	$374,744	$5,255,319	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.
(a)	Represents the period from commencement of operations (December 8, 2023) through December 31, 2023
(b)	Represents the seven months ended December 31, 2023.
(c)	Represents the four months ended December 31, 2023.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

As of December 31, 2024, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Tax cost of portfolio investments	$407,055,102	$202,650,585	$59,615,361	$53,106,631
Gross unrealized appreciation	109,753,844	64,689,256	21,936,012	49,022,022
Gross unrealized depreciation	(22,148,192)	(15,156,391)	(1,981,159)	(689,653)
Net unrealized appreciation (depreciation) on portfolio investments	$87,605,652	$49,532,865	$19,954,853	$48,332,369

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Tax cost of portfolio investments	$59,107,846	$63,412,903	$2,453,595	$23,403,637
Gross unrealized appreciation	12,057,670	9,561,496	169,706	11,636,634
Gross unrealized depreciation	(5,363,131)	(4,658,747)	(149,106)	(485,194)
Net unrealized appreciation (depreciation) on portfolio investments	$6,694,539	$4,902,749	$20,600	$11,151,440

	Segall Bryant & Hamill Short Term Plus Bond Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Tax cost of portfolio investments	$15,179,361	$769,472,365	$66,728,213	$177,002,589
Gross unrealized appreciation	92,817	1,852,289	399,475	1,692,737
Gross unrealized depreciation	(35,124)	(47,343,275)	(3,612,414)	(5,318,847)
Net unrealized appreciation (depreciation) on portfolio investments	$57,693	$(45,490,986)	$(3,212,939)	$(3,626,110)

	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Tax cost of portfolio investments	$330,989,428	$6,887,390	$2,362,375
Gross unrealized appreciation	512,975	21,795,600	22,065,456
Gross unrealized depreciation	(10,151,415)	(49,644)	—
Net unrealized appreciation (depreciation) on portfolio investments	$(9,638,440)	$21,745,956	$22,065,456

The difference between book and tax basis cost of investments is attributable primarily to wash sales, passive foreign investment companies and tax treatment of certain other investments.

As of December 31, 2024, the components of distributable earnings (deficit) on a tax basis were as follows:

	Segall Bryant & Hamill Small Cap Value Fund	Segall Bryant & Hamill Small Cap Growth Fund	Segall Bryant & Hamill Small Cap Core Fund	Segall Bryant & Hamill All Cap Fund
Undistributed ordinary income	$6,590,547	$—	$360,430	$326,564
Undistributed long term capital gains	13,884,665	—	1,625,380	5,047,092
Accumulated capital and other losses	(12,410,190)	(49,117,372)	(3,576)	(10,268)
Net unrealized appreciation (depreciation) on investments	87,605,652	49,532,865	19,954,853	48,332,369
Total accumulated earnings (deficit)	$95,670,674	$415,493	$21,937,087	$53,695,757

Financial Statements | December 31, 2024 |	101

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

	Segall Bryant & Hamill Emerging Markets Fund	Segall Bryant & Hamill International Small Cap Fund	Segall Bryant & Hamill International Equity Fund	Segall Bryant & Hamill Global All Cap Fund
Undistributed ordinary income	$—	$70,071	$—	$5,710
Undistributed long term capital gains	—	—	—	276,348
Accumulated capital and other losses	(2,932,118)	(76,736,701)	(32,069)	(27,355)
Net unrealized appreciation (depreciation) on investments	6,694,539	4,902,749	20,600	11,151,441
Net unrealized appreciation (depreciation) on foreign currency	(1,526)	(44,063)	(86)	(2,871)
Total accumulated earnings (deficit)	$3,760,895	$(71,807,944)	$(11,555)	$11,403,273

	Segall Bryant & Hamill Short Term Plus Fund	Segall Bryant & Hamill Plus Bond Fund	Segall Bryant & Hamill Quality High Yield Fund	Segall Bryant & Hamill Municipal Opportunities Fund
Undistributed Tax Exempt Income	$—	$—	$—	$14,146
Undistributed ordinary income	178	29,899	839	—
Accumulated capital and other losses	(1,191,560)	(65,294,075)	(10,796,879)	(31,979,440)
Net unrealized appreciation (depreciation) on investments	57,693	(45,490,986)	(3,212,939)	(3,626,110)
Total accumulated earnings (deficit)	$(1,133,689)	$(110,755,162)	$(14,008,979)	$(35,591,404)

	Segall Bryant & Hamill Colorado Tax Free Fund	Barrett Growth Fund	Barrett Opportunity Fund
Undistributed Tax Exempt Income	$13,298	$—	$—
Undistributed ordinary income	—	—	31,947
Undistributed long term capital gains	—	1,042,103	5,841,684
Accumulated capital and other losses	(48,408,220)	—	—
Net unrealized appreciation (depreciation) on investments	(9,638,440)	21,745,956	22,065,456
Total accumulated earnings (deficit)	$(58,033,362)	$22,788,059	$27,939,087

Included in accumulated capital and other losses are other Temporary Differences primarily related to deferred Trustee compensation.

Capital loss carry forwards utilized during the year ended December 31, 2024 were as follows:

Fund	Amount
Segall Bryant & Hamill Small Cap Value Fund	$242,622
Segall Bryant & Hamill Small Cap Growth Fund	21,766,418
Segall Bryant & Hamill Emerging Markets Fund	2,645,163
Segall Bryant & Hamill International Small Cap Fund	9,246,996

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to future tax years without expiration. As of December 31, 2024, the following amounts are available as carry forwards to offset net capital gains realized in future tax years:

Fund	Short-Term	Long-Term
Segall Bryant & Hamill Small Cap Value Fund*	$7,573,579	$4,735,323
Segall Bryant & Hamill Small Cap Growth Fund	45,438,794	3,630,233
Segall Bryant & Hamill Emerging Markets Fund	2,916,156	—
Segall Bryant & Hamill International Small Cap Fund	68,769,105	7,958,705
Segall Bryant & Hamill Short Term Plus Fund	449,633	739,707
Segall Bryant & Hamill Plus Bond Fund	12,489,922	52,502,760
Segall Bryant & Hamill Quality High Yield Fund	290,744	10,471,489
Segall Bryant & Hamill Municipal Opportunities Fund	15,887,443	16,076,645
Segall Bryant & Hamill Colorado Tax Free Fund	13,449,544	34,900,469

*	As a result of a prior year acquisition, all Segall Bryant & Hamill Small Cap Value Fund’s capital loss carryforward balances acquired in the acquisition are eligible to offset future capital gains, subject to IRC Section 382 of $242,622.

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

Net qualified late year ordinary losses and capital losses incurred after October 31, 2024 and within the taxable year, are deemed to arise on the first day of the Fund’s next taxable year. For the year ended December 31, 2024, the following amounts were deferred to the tax year ended December 31, 2025:

Fund	Late Year Ordinary Losses	Post October Capital Losses
Segall Bryant & Hamill Emerging Markets Fund	$12,574	$—
Segall Bryant & Hamill International Equity Fund	2,950	29,119

Reclassifications, which are determined in accordance with federal income tax regulations, result primarily from earnings and profits being distributed on redemptions and utilization of tax equalization. For the year ended December 31, 2024 the following reclassifications were made:

Fund	Paid-in Capital	Total Accumulated Earnings (Deficit)
Segall Bryant & Hamill Small Cap Value Fund	$13,553,472	$(13,553,472)
Segall Bryant & Hamill Small Cap Growth Fund	(1,007,224)	1,007,224
Segall Bryant & Hamill Small Cap Core Fund	—	—
Segall Bryant & Hamill All Cap Fund	3,148,402	(3,148,402)
Segall Bryant & Hamill Emerging Markets Fund	(2,111)	2,111
Segall Bryant & Hamill International Small Cap Fund	313	(313)
Segall Bryant & Hamill International Equity Fund	4,358	(4,358)
Segall Bryant & Hamill Global All Cap Fund	—	—
Segall Bryant & Hamill Short Term Plus Fund	—	—
Segall Bryant & Hamill Plus Bond Fund	—	—
Segall Bryant & Hamill Quality High Yield Fund	—	—
Segall Bryant & Hamill Municipal Opportunities Fund	—	—
Segall Bryant & Hamill Colorado Tax Free Fund	—	—
Barrett Growth Fund	809,335	(809,335)
Barrett Opportunity Fund	2,178,505	(2,178,505)

The Funds recharacterize distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

As a result of several court cases in certain countries across the European Union (“EU”), some Funds may file European tax reclaims for previously withheld taxes on dividends earned in those countries. These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If any such reclaims are received, they are reflected as dividend income in the Statements of Operations, and related receivables, if any, are reflected within foreign tax reclaims receivable in the Statements of Assets and Liabilities. If the associated cash is received, the Funds will follow, for tax purposes, IRS guidance in Notice 2016-10 and reduce the current year foreign taxes paid by the amount of the refund. When uncertainty exists as to the ultimate resolution of these proceedings and the likelihood of receipt of these EU reclaims, no amounts are reflected in the financial statements.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for all Funds. The advisory agreement has been approved by the Trust’s Board of Trustees.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to investment advisory fees, based on the average net assets of each Fund, computed daily and payable monthly as shown in the table below.

Fund
Segall Bryant & Hamill Small Cap Value Fund	0.80%
Segall Bryant & Hamill Small Cap Growth Fund	0.65%
Segall Bryant & Hamill Small Cap Core Fund	0.80%
Segall Bryant & Hamill All Cap Fund	0.65%
Segall Bryant & Hamill Emerging Markets Fund	0.90%

Financial Statements | December 31, 2024 |	103

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

Fund
Segall Bryant & Hamill International Small Cap Fund	0.90%
Segall Bryant & Hamill International Equity Fund	0.75%
Segall Bryant & Hamill Global All Cap Fund	0.65%
Segall Bryant & Hamill Short Term Plus Fund	0.25%
Segall Bryant & Hamill Plus Bond Fund	0.35%
Segall Bryant & Hamill Quality High Yield Fund	0.45%
Segall Bryant & Hamill Municipal Opportunities Fund	0.35%
Segall Bryant & Hamill Colorado Tax Free Fund	0.35%
Barrett Growth Fund	0.65%
Barrett Opportunity Fund	0.65%

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Funds’ co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from each Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to each Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statements of Operations. During the year ended December 31, 2024, the Adviser and Ultimus received $260,769 and $775,356, respectively, for their services to the Funds.

Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Funds on behalf of shareholders, forwarding communications from the Funds, providing sub-accounting with respect to Fund shares, and other similar services. The Retail Class of each Fund and shares of Barrett Growth Fund and Barrett Opportunity Fund, may pay a fee at an annual rate of up to 0.25% of its average daily net assets to shareholder servicing agents and the Institutional Class of each Fund may pay a fee at an annual rate of up to 0.10% of its average daily net assets to shareholder servicing agents. These fees are included in Shareholder Servicing Fees on the Statements of Operations.

The Adviser has contractually agreed to waive the investment advisory and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, redemption in-kind processing fees, brokerage expenses, class action claim fees, tax reclaim fees, and extraordinary expenses), so that the ratio of expense to average net assets as reported in each Fund’s Financial Highlights will be no more than the amounts as detailed below and are not subject to recapture in future periods:

Fund	Retail Class	Institutional Class	Adviser has agreed to waive until at least the date listed
Segall Bryant & Hamill Small Cap Value Fund	1.14%	0.99%	April 30, 2025
Segall Bryant & Hamill Small Cap Growth Fund	1.14%	0.99%	April 30, 2025
Segall Bryant & Hamill Small Cap Core Fund	1.14%	0.99%	April 30, 2025
Segall Bryant & Hamill All Cap Fund	0.99%	0.84%	April 30, 2025
Segall Bryant & Hamill Emerging Markets Fund	1.38%	1.23%	April 30, 2025
Segall Bryant & Hamill International Small Cap Fund	1.18%	1.03%	April 30, 2025
Segall Bryant & Hamill International Equity Fund	1.14%	0.99%	April 30, 2025
Segall Bryant & Hamill Global All Cap Fund	0.89%	0.74%	April 30, 2025
Segall Bryant & Hamill Short Term Plus Fund	0.49%	0.40%	April 30, 2025
Segall Bryant & Hamill Plus Bond Fund	0.55%	0.40%	April 30, 2025
Segall Bryant & Hamill Quality High Yield Fund	0.85%	0.70%	April 30, 2025
Segall Bryant & Hamill Municipal Opportunities Fund	0.65%	0.50%	April 30, 2025
Segall Bryant & Hamill Colorado Tax Free Fund	0.65%	0.50%	April 30, 2025
Barrett Growth Fund	0.99%	—	November 30, 2025
Barrett Opportunity Fund	0.99%	—	November 30, 2025

Effective May 1, 2024, the Adviser has agreed to voluntarily waive fees in certain classes as necessary so that waivers of common expenses are consistent between classes in the same Fund. The voluntary waivers made during the year ended December 31, 2024 were calculated for the period May 1, 2024 through December 31, 2024 and are not annualized.

Ultimus, pursuant to a Transfer Agency Agreement, serves as Transfer Agent for each of the Funds. As Transfer Agent, Ultimus has, among other things, agreed to: (a) issue and redeem shares of the Funds; (b) make dividend and other distributions to shareholders of the Funds; (c) effect transfers of shares; (d) mail communications to shareholders of the Funds, including account statements, confirmations, and dividend

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

and distribution notices; (e) facilitate the electronic delivery of shareholder statements and reports and (f) maintain shareholder accounts. Under the Transfer Agency Agreement, Ultimus receives from the Trust an annual minimum fee per Fund, a fee based upon each shareholder account and is reimbursed for out-of-pocket expenses.

Certain officers of the Funds are also officers of the Adviser and Ultimus. All access persons of the Trust, as defined in the 1940 Act, and officers and employees of the Adviser, follow strict guidelines and policies on personal trading as outlined in the Trust’s and the Adviser’s respective Code of Ethics.

The Trust has appointed a Chief Compliance Officer who is an employee of the Adviser. The Trust agreed to have the Funds pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of the Funds elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected Funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan as of December 31, 2024 is $1,019,011.

7. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of each Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of December 31, 2024:

Segall Bryant & Hamill Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$494,660,754	$—	$—	$494,660,754
Total	$494,660,754	$—	$—	$494,660,754

Segall Bryant & Hamill Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$252,183,449	$—	$—	$252,183,449
Total	$252,183,449	$—	$—	$252,183,449

Segall Bryant & Hamill Small Cap Core Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$79,570,214	$—	$—	$79,570,214
Total	$79,570,214	$—	$—	$79,570,214

Segall Bryant & Hamill All Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$101,439,000	$—	$—	$101,439,000
Total	$101,439,000	$—	$—	$101,439,000

Financial Statements | December 31, 2024 |	105

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

Segall Bryant & Hamill Emerging Markets Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$19,114,817	$46,024,834	(a)	$0	*	$65,139,651
Preferred Stocks	466,145	196,590	(a)	0	*	662,735
Total	$19,580,962	$46,221,424		$0	*	$65,802,386

Segall Bryant & Hamill International Small Cap Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$13,984,127	$54,019,951	(a)	$0	*	$68,004,078
Preferred Stocks	311,574	—		—		311,574
Total	$14,295,701	$54,019,951		$0	*	$68,315,652

Segall Bryant & Hamill International Equity Fund	Level 1	Level 2		Level 3		Total
Common Stocks	$256,953	$2,203,206	(a)	$0	*	$2,460,159
Preferred Stocks	2,409	11,626	(a)	—		14,035
Total	$259,362	$2,214,832		$0	*	$2,474,194

Segall Bryant & Hamill Global All Cap Fund	Level 1	Level 2		Level 3	Total
Common Stocks	$25,365,635	$9,189,443	(a)	$—	$34,555,078
Total	$25,365,635	$9,189,443		$—	$34,555,078

Segall Bryant & Hamill Short Term Plus Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$12,416,303	$—	$12,416,303
Municipal Bonds	—	59,220	—	59,220
Asset Backed Securities	—	1,104,446	—	1,104,446
U.S. Treasury Bonds & Notes	—	1,657,085	—	1,657,085
Total	$—	$15,237,054	$—	$15,237,054

Segall Bryant & Hamill Plus Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$291,745,782	$—	$291,745,782
Municipal Bonds	—	14,777,627	—	14,777,627
Asset Backed Securities	—	27,826,341	—	27,826,341
Mortgage-Backed Securities Passthrough	—	222,695,526	—	222,695,526
Residential Mortgage-Backed Securities	—	303,493	—	303,493
U.S. Treasury Bonds & Notes	—	166,632,610	—	166,632,610
Total	$—	$723,981,379	$—	$723,981,379

Segall Bryant & Hamill Quality High Yield Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$63,515,274	$—	$63,515,274
Total	$—	$63,515,274	$—	$63,515,274

Segall Bryant & Hamill Municipal Opportunities Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$158,817,564	$—	$158,817,564
Corporate Bonds	—	8,090,361	—	8,090,361
U.S. Treasury Bills & Notes	—	6,468,884	—	6,468,884
Total	$—	$173,376,809	$—	$173,376,809

Segall Bryant & Hamill Colorado Tax Free Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$306,610,309	$—	$306,610,309
U.S. Treasury Bills & Notes	—	14,740,679	—	14,740,679
Total	$—	$321,350,988	$—	$321,350,988

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

Barrett Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$28,633,346	$—	$—	$28,633,346
Total	$28,633,346	$—	$—	$28,633,346

Barrett Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$24,427,832	$—	$—	$24,427,832
Total	$24,427,832	$—	$—	$24,427,832

(a)	With respect to foreign equity securities that are principally traded on a market outside the United States, the Adviser has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.
*	Includes securities that have been fair valued at $0.

During the year ended December 31, 2024, Segall Bryant & Hamill Emerging Markets Fund, Segall Bryant & Hamill International Small Cap Fund and Segall Bryant & Hamill International Equity Fund held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $0, and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Funds in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia and restrictions on certain securities due to partial ownership by Russian oligarchs. As a result, management made the decision to value all Russian securities at zero.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the valuation designee utilizes an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

Corporate bonds, Municipal bonds and U.S. Treasury bonds & notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Forward foreign currency contracts are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services.

In the event the independent pricing service is unable to provide an evaluated price for a security or the valuation designee believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. The valuation designee may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

Financial Statements | December 31, 2024 |	107

Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

8. PURCHASES AND SALES OF INVESTMENTS

Investment transactions for the year ended December 31, 2024 excluding in-kind redemptions (See Note 2), long-term U.S. government securities and short-term investments were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Segall Bryant & Hamill Small Cap Value Fund	$178,204,648	$366,838,698
Segall Bryant & Hamill Small Cap Growth Fund	114,641,304	133,831,654
Segall Bryant & Hamill Small Cap Core Fund	31,126,070	30,362,105
Segall Bryant & Hamill All Cap Fund	31,277,617	71,662,943
Segall Bryant & Hamill Emerging Markets Fund	62,645,308	54,158,563
Segall Bryant & Hamill International Small Cap Fund	85,526,984	135,114,158
Segall Bryant & Hamill International Equity Fund	3,265,884	2,664,340
Segall Bryant & Hamill Global All Cap Fund	8,360,552	9,631,677
Segall Bryant & Hamill Short Term Plus Fund	8,544,384	11,794,503
Segall Bryant & Hamill Plus Bond Fund	202,033,132	186,073,456
Segall Bryant & Hamill Quality High Yield Fund	8,323,848	13,464,804
Segall Bryant & Hamill Municipal Opportunities Fund	128,249,136	133,308,708
Segall Bryant & Hamill Colorado Tax Free Fund	129,137,718	175,831,476
Barrett Growth Fund	2,176,321	6,257,360
Barrett Opportunity Fund	106,570	18,605,425

Fund	Purchase of Long Term U.S. Government Obligations	Proceeds from Sales of Long Term U.S. Government Obligations
Segall Bryant & Hamill Short Term Plus Fund	$1,027,024	$805,353
Segall Bryant & Hamill Plus Bond Fund	86,766,860	76,285,183
Segall Bryant & Hamill Municipal Opportunities Fund	31,454,473	28,434,707
Segall Bryant & Hamill Colorado Tax Free Fund	4,991,211	—

9. BORROWING COSTS

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs the Funds will incur borrowing costs charged by the custodian. Borrowing costs for each Fund, if any, for the year ended December 31, 2024 can be found on the Statements of Operations.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as follows:

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Segall Bryant & Hamill Funds	Notes to Financial Statements
December 31, 2024

CI Financial Corp. (“CI”), the parent company of the Adviser, the investment adviser to each Fund, entered into a definitive agreement with an affiliate of Mubadala Capital, the alternative asset management arm of Mubadala Investment Company, to take CI private (the “Transaction”). Following the closing of the Transaction (the “Closing”), CI will continue to operate with its current structure and management team and will be independent of Mubadala Capital’s other portfolio businesses. In addition, there are no plans to make any changes to the Funds resulting from the Transaction. The Transaction is currently expected to close during the second quarter of 2025.

Financial Statements | December 31, 2024 |	109

Segall Bryant & Hamill Funds	Report of Independent Registered Public Accounting Firm

To the Shareholders of Segall Bryant & Hamill Funds and

Board of Trustees of Segall Bryant & Hamill Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Segall Bryant & Hamill Trust comprising the funds listed below (the “Funds”) as of December 31, 2024, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Segall Bryant & Hamill Small Cap Value Fund,
Segall Bryant & Hamill Small Cap Growth Fund,
Segall Bryant & Hamill Small Cap Core Fund, Segall
Bryant & Hamill All Cap Fund, Segall Bryant &
Hamill Emerging Markets Fund, Segall Bryant &
Hamill International Small Cap Fund, Segall Bryant
& Hamill Global All Cap Fund, Segall Bryant &
Hamill Short Term Plus Fund, Segall Bryant & Hamill
Plus Bond Fund, Segall Bryant & Hamill Quality
High Yield Fund, Segall Bryant & Hamill Municipal
Opportunities Fund, and Segall Bryant & Hamill
Colorado Tax Free Fund	For the year ended December 31, 2024	For the years ended December 31, 2024 and 2023	For the years ended December 31, 2024, 2023, 2022, 2021, and 2020
Segall Bryant & Hamill International Equity Fund	For the year ended December 31, 2024	For the year ended December 31, 2024, and for the period December 8, 2023 (commencement of operations) to December 31, 2023
Barrett Growth Fund	For the year ended December 31, 2024	For the year ended December 31, 2024, the period June 1, 2023 to December 31, 2023 and the year ended May 31, 2023	For the year ended December 31, 2024, period June 1, 2023 to December 31, 2023 and years ended May 31, 2023, 2022, 2021, and 2020
Barrett Opportunity Fund	For the year ended December 31, 2024	For the year ended December 31, 2024, the period September 1, 2023 to December 31, 2023 and the year ended August 31, 2023	For the year ended December 31, 2024, period September 1, 2023 to December 31, 2023 and years ended May 31, 2023, 2022, 2021, and 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024,

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Segall Bryant & Hamill Funds	Report of Independent Registered Public Accounting Firm

by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor of one or more of the funds in the Trust since 2020. In addition, we have served as the Barrett Growth Fund and Barrett Opportunity Fund’s auditor since 2010 and 2011, respectfully.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 27, 2025

Financial Statements | December 31, 2024 |	111

Segall Bryant & Hamill Funds	Shareholder Tax Information
December 31, 2024 (Unaudited)

Certain tax information regarding the Trust is required to be provided to shareholders based upon each Fund’s income and distributions for the twelve months ended December 31, 2024.

During the year ended December 31, 2024, 68.43% of the dividends paid by Segall Bryant & Hamill Municipal Opportunities Fund from net investment income should be treated as tax-exempt dividends. Tax exempt distributions were $4,549,557.

During the year ended December 31, 2024, 86.33% of the dividends paid by Segall Bryant & Hamill Colorado Tax Free Fund from net investment income should be treated as tax-exempt dividends. Tax exempt distributions were $10,175,670.

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2024:

	Qualified Dividend Income (QDI)	Dividend Received Deduction (DRD)
Segall Bryant & Hamill Small Cap Value Fund	82.99%	82.64%
Segall Bryant & Hamill Small Cap Growth Fund	0.00%	0.00%
Segall Bryant & Hamill Small Cap Core Fund	74.15%	72.16%
Segall Bryant & Hamill All Cap Fund	100.00%	100.00%
Segall Bryant & Hamill Emerging Markets Fund	42.10%	0.00%
Segall Bryant & Hamill International Small Cap Fund	77.33%	0.00%
Segall Bryant & Hamill International Equity Fund	59.82%	0.00%
Segall Bryant & Hamill Global All Cap Fund	100.00%	48.82%
Segall Bryant & Hamill Short Term Plus Fund	0.00%	0.00%
Segall Bryant & Hamill Plus Bond Fund	0.00%	0.00%
Segall Bryant & Hamill Quality High Yield Fund	0.00%	0.00%
Segall Bryant & Hamill Municipal Opportunities Fund	0.00%	0.00%
Segall Bryant & Hamill Colorado Tax Free Fund	0.00%	0.00%
Barrett Growth Fund	0.00%	0.00%
Barrett Opportunity Fund	100.00%	100.00%

During the year ended December 31, 2024, the Funds paid the following long-term capital gain distributions:

Segall Bryant & Hamill Small Cap Value Fund	$33,961,189
Segall Bryant & Hamill Small Cap Growth Fund	—
Segall Bryant & Hamill Small Cap Core Fund	3,466,929
Segall Bryant & Hamill All Cap Fund	21,261,599
Segall Bryant & Hamill Emerging Markets Fund	—
Segall Bryant & Hamill International Small Cap Fund	—
Segall Bryant & Hamill International Equity Fund	23,892
Segall Bryant & Hamill Global All Cap Fund	1,614,145
Segall Bryant & Hamill Short Term Plus Fund	—
Segall Bryant & Hamill Plus Bond Fund	—
Segall Bryant & Hamill Quality High Yield Fund	—
Segall Bryant & Hamill Municipal Opportunities Fund	—
Segall Bryant & Hamill Colorado Tax Free Fund	—
Barrett Growth Fund	3,043,877
Barrett Opportunity Fund	11,609,158

112	| www.cisbh.com/funds

Segall Bryant & Hamill Funds	Additional Information
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of Segall Bryant & Hamill Trust (the “Trust”) considered information provided and reviewed at the Board meetings held on September 30 and October 1, 2024 and November 13-14, 2024 (the “Meetings”) regarding the Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”), Segall Bryant & Hamill Small Cap Growth Fund (the “Small Cap Growth Fund”), Segall Bryant & Hamill Small Cap Core Fund (the “Small Cap Core Fund”), Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”), Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”), Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”), Segall Bryant & Hamill International Equity Fund (the “International Equity Fund”), Segall Bryant & Hamill Global All Cap Fund (the “Global All Cap Fund”), Segall Bryant & Hamill Short Term Plus Fund (the “Short Term Plus Fund”), Segall Bryant & Hamill Plus Bond Fund (the “Plus Bond Fund”), Segall Bryant & Hamill Quality High Yield Fund (the “Quality High Yield Fund”), Segall Bryant & Hamill Municipal Opportunities Fund (the “Municipal Opportunities Fund”), Segall Bryant & Hamill Colorado Tax Free Fund (the “Colorado Tax Free Fund”), Barrett Growth Fund, and Barrett Opportunity Fund each a series of the Trust, to determine whether approving the renewal for an additional one-year period of the Investment Advisory Agreement between Segall, Bryant & Hamill, LLC (“SBH” or the “Adviser”) and the Trust on behalf of the aforementioned Funds (the “Advisory Agreement”) would be in the best interests of each Fund’s respective shareholders. Each aforementioned Fund is referred to herein as a “Fund” and collectively, the “Funds”. At these meetings and throughout the consideration process, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), was advised by its independent legal counsel.

In anticipation of the Board of Trustees’ meetings on September 30 and October 1, 2024 and November 13 - 14, 2024, and as part of the process to consider the continuation of the Advisory Agreement with respect to each Fund, legal counsel to the Independent Trustees requested certain information from SBH. In response to these requests, the Independent Trustees received reports from SBH that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of the continuation of the Advisory Agreement with respect to the Funds. Further, the Board met with representatives of SBH and discussed the services of the firm provided pursuant to the Advisory Agreement, as well as the information provided by SBH.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreement.

In approving SBH to continue serving as investment adviser to the Funds and the fees charged under the Advisory Agreement, the Board concluded that no single factor reviewed by the Board was identified by the Board to be determinative as the principal factor in whether to approve the continuation of the Advisory Agreement with respect to each Fund. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided or to be provided to each Fund under the Advisory Agreement. The Trustees reviewed, among other items, certain background materials supplied by SBH, including its Form ADV.

The Board reviewed and considered SBH’s investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by SBH, and reviewed the qualifications, backgrounds and responsibilities of the management teams to be primarily responsible for the day-to-day portfolio management of each Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also reviewed the research and decision-making processes utilized by SBH, including the methods adopted to seek to achieve compliance with the investment objectives, policies, and restrictions of each Fund. As part of that review, the Board noted that the Investment Review Committee reviews the performance of the Funds on a quarterly basis and the Board discussed with SBH the performance returns achieved over various time frames and the factors leading to that positive or negative, absolute and relative performance, as appropriate, including the approaches and techniques under consideration by SBH to seek to improve the performance of those underperforming Funds. The Board also reviewed accompanying compliance-related materials with respect to the

Financial Statements | December 31, 2024 |	113

Segall Bryant & Hamill Funds	Additional Information
December 31, 2024 (Unaudited)

Trust, and not a particular Fund, and noted that they received reports on these services and compliance issues from Trust officers and SBH periodically throughout the year. Taking into account the totality of the information considered, the Board concluded that the nature, extent, and quality of services rendered by SBH under the Advisory Agreement were adequate.

Investment Advisory Fee Rate

The Board considered certain information provided regarding the gross investment advisory fee rate paid or to be paid by each Fund, including comparisons against the fee rates of funds in peer groups selected by an independent provider of investment company data. The Board noted that the gross investment advisory fee rate for each Fund was lower than or within an acceptable range of its peer group median.

The Board noted the following information regarding each class of each Fund’s gross advisory fee quartile ranking relative to its peer group, where the first quartile includes the funds with the lowest advisory fees in the applicable peer group:

Fund	Class	Gross Advisory Fee	Peer Group Quartile
All Cap Fund	Institutional	0.65%	2nd
	Retail	0.65%	2nd
Barrett Growth Fund	Retail	0.65%	1st
Barrett Opportunity Fund	Retail	0.65%	1st
Colorado Tax Free Fund	Institutional	0.35%	1st
	Retail	0.35%	1st
Emerging Markets Fund	Institutional	0.90%	3rd
	Retail	0.90%	3rd
Global All Cap Fund	Institutional	0.65%	2nd
	Retail	0.65%	1st
International Equity Fund	Institutional	0.75%	3rd
	Retail	0.75%	3rd
International Small Cap Fund	Institutional	0.90%	2nd
	Retail	0.90%	1st
Municipal Opportunities Fund	Institutional	0.35%	1st
	Retail	0.35%	1st
Plus Bond Fund	Institutional	0.35%	2nd
	Retail	0.35%	2nd
Quality High Yield Fund	Institutional	0.45%	2nd
	Retail	0.45%	2nd
Short Term Plus Fund	Institutional	0.25%	1st
	Retail	0.25%	1st
Small Cap Core Fund	Institutional	0.80%	2nd
	Retail	0.80%	2nd
Small Cap Growth Fund	Institutional	0.65%	1st
	Retail	0.65%	1st
Small Cap Value Fund	Institutional	0.80%	2nd
	Retail	0.80%	1st

Expense Ratios

The Board considered certain information provided regarding the total net expense ratio of each Fund, including comparisons against the net expense ratios of funds in peer groups selected by an independent provider of investment company data. The Board noted that the total net expense ratio for each Fund was lower than or near its peer group median, with the exception of the Emerging Markets Fund, which as compared to its peer group, was in the fourth quartile for the institutional class and third quartile for the retail class, and the institutional class of the International Equity Fund, which was in the fourth quartile of its peer group.

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Segall Bryant & Hamill Funds	Additional Information
December 31, 2024 (Unaudited)

The Board noted the following information regarding each class of each Fund’s total net expense ratio quartile ranking relative to its peer group, where the first quartile includes the funds with the lowest total net expense ratios in the applicable peer group:

Fund	Class	Total Net Expense Ratio	Peer Group Quartile
All Cap Fund	Institutional	0.84%	3rd
	Retail	0.92%	1st
Barrett Growth Fund	Retail	0.99%	1st
Barrett Opportunity Fund	Retail	0.99%	2nd
Colorado Tax Free Fund	Institutional	0.50%	1st
	Retail	0.65%	1st
Emerging Markets Fund	Institutional	1.23%	4th
	Retail	1.38%	4th
Global All Cap Fund	Institutional	0.74%	2nd
	Retail	0.89%	2nd
International Equity Fund	Institutional	0.99%	4th
	Retail	1.14%	2nd
International Small Cap Fund	Institutional	1.10%	2nd
	Retail	1.25%	1st
Municipal Opportunities Fund	Institutional	0.50%	3rd
	Retail	0.65%	1st
Plus Bond Fund	Institutional	0.40%	1st
	Retail	0.55%	1st
Quality High Yield Fund	Institutional	0.70%	2nd
	Retail	0.85%	3rd
Short Term Plus Fund	Institutional	0.40%	2nd
	Retail	0.49%	1st
Small Cap Core Fund	Institutional	0.99%	2nd
	Retail	1.14%	1st
Small Cap Growth Fund	Institutional	0.87%	1st
	Retail	1.04%	1st
Small Cap Value Fund	Institutional	0.96%	3rd
	Retail	1.09%	1st

Investment Performance

The Board reviewed performance information provided in connection with the Board’s September 30 and October 1, 2024, meeting (the “October Meeting”) for each Fund for the one-, three-, five- and ten-year (as applicable), and since inception periods ended June 30, 2024. The review included a comparison of each Fund’s performance to the performance of a group of comparable funds selected by an independent provider of research data. The Board also considered each of SBH’s performance and reputation generally and its investment techniques, risk management controls and decision-making processes.

The Board noted the following information regarding each class of each Fund’s average annual performance quartile ranking relative to its peer group for each applicable period, where the first quartile includes the Funds with the highest performance returns in the applicable peer group:

Peer Group Quartile
Fund	Class	One-Year	Three-Year	Five-Year	Ten-Year	Since Inception
All Cap Fund	Institutional	3rd	4th	4th	3rd	4th
	Retail	3rd	4th	N/A	N/A	3rd
Barrett Growth Fund	Retail	1st	1st	2nd	1st	4th
Barrett Opportunity Fund	Retail	2nd	1st	3rd	3rd	1st
Colorado Tax Free Fund	Institutional	1st	4th	2nd	N/A	1st
	Retail	1st	4th	2nd	2nd	2nd
Emerging Markets Fund	Institutional	1st	1st	1st	1st	1st
	Retail	1st	1st	1st	1st	1st

Financial Statements | December 31, 2024 |	115

Segall Bryant & Hamill Funds	Additional Information
December 31, 2024 (Unaudited)

Peer Group Quartile
Fund	Class	One-Year	Three-Year	Five-Year	Ten-Year	Since Inception
Global All Cap Fund	Institutional	2nd	2nd	3rd	2nd	2nd
	Retail	2nd	2nd	3rd	3rd	1st
International Equity Fund	Institutional	2nd	N/A	N/A	N/A	2nd
	Retail	2nd	N/A	N/A	N/A	1st
International Small Cap Fund	Institutional	2nd	2nd	4th	4th	4th
	Retail	2nd	3rd	4th	4th	4th
Municipal Opportunities Fund	Institutional	2nd	4th	3rd	N/A	1st
	Retail	1st	4th	2nd	N/A	1st
Plus Bond Fund	Institutional	2nd	1st	2nd	1st	2nd
	Retail	2nd	1st	1st	1st	3rd
Quality High Yield Fund	Institutional	3rd	2nd	2nd	1st	4th
	Retail	3rd	2nd	3rd	1st	1st
Short Term Plus Fund	Institutional	4th	1st	4th	N/A	4th
	Retail	4th	1st	3rd	N/A	3rd
Small Cap Core Fund	Institutional	2nd	1st	N/A	N/A	1st
	Retail	2nd	1st	N/A	N/A	1st
Small Cap Growth Fund	Institutional	3rd	3rd	2nd	2nd	2nd
	Retail	3rd	3rd	1st	1st	1st
Small Cap Value Fund	Institutional	4th	4th	4th	3rd	3rd
	Retail	3rd	3rd	N/A	N/A	4th

Comparable Accounts

The Board received and considered certain information provided by SBH regarding fees charged and types of services provided to certain of its other clients utilizing strategies similar to those employed for the Funds. In particular, the Board received information regarding the typical fee rates and associated breakpoints used by SBH for its strategies.

The Board also noted the limitations of these comparisons given the differences in terms of strategy and processes, but determined that, based on the information presented, the comparable account fee rates were not indicative of any unreasonableness with respect to the advisory fee rates payable by the Funds in question.

Adviser Profitability

The Board received a detailed actual and projected profitability analysis with respect to the Funds prepared by SBH based on the fees payable under the Advisory Agreement. The Board was also provided with CI Financial’s audited financial information. The Board also considered SBH’s statements regarding its commitment to the Funds. The Board determined that SBH’s profitability and projected profitability in connection with its management of the Funds is not unreasonable.

Economies of Scale

The Board considered whether economies of scale in the provision of services to each Fund are being or will be passed along to the shareholders. The Board noted the Adviser’s statements regarding economies of scale it has experienced in connection with its management of the Funds in light of the expense limitation agreements in effect for certain of the Funds. To the extent available, the Board concluded that the Funds could be expected to share in economies of scale realized by SBH if Fund assets were to increase and potential methods for sharing those economies of scale.

Other Benefits

The Board also reviewed and considered any other benefits derived or to be derived by SBH from its relationship with each Fund, including soft dollar arrangements and publicity related to the Funds.

Conclusions

Taking into account the information considered by the Board at its meetings, the Trustees, including all of the Independent Trustees, concluded that:

●	The nature, extent and quality of services rendered by SBH under the Advisory Agreement were adequate;

●	Taking into account the totality of the information presented, each Fund’s gross advisory fee rate was within an acceptable range of its peer group;

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Segall Bryant & Hamill Funds	Additional Information
December 31, 2024 (Unaudited)

●	The total net expense ratios for each Fund were lower than or near their respective peer group medians, with the exception of the Emerging Markets Fund and the institutional class of the International Equity Fund, and, after considering the totality of the information presented by the Adviser regarding each Fund’s total net expense ratios, each Fund’s total net expense ratios was within an acceptable range of the peer group median;

●	Based on an evaluation of each Fund’s performance over the one-, three-, five-, and ten-year (as applicable) and since inception periods ended June 30, 2024, and on the additional information provided by the Adviser regarding the cause of the underperformance of certain Funds over certain periods relative to their respective peer group medians, the performance of each class of each Fund over one or more of such periods was within an acceptable range of its peer group median;

●	Bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to certain of SBH’s other clients employing strategies comparable to those of certain of the Funds, as applicable, were not indicative of any unreasonableness with respect to the advisory fee rates payable by each Fund; and

●	To the extent available, the Funds could be expected to share in economies of scale to be realized by SBH if Fund assets were to increase.

Based on the Board’s deliberations and the Trustees’ evaluation of the information described above, all of the Trustees, including all of the Independent Trustees, concluded that the advisory fee rates payable by each Fund to SBH were fair and reasonable in light of the nature of the services and expenses involved, its renewal was in the best interests of each Fund and its shareholders, and determined to renew the Advisory Agreement with respect to each Fund for the maximum period permitted by law.

Financial Statements | December 31, 2024 |	117

Intentionally Left Blank

Intentionally Left Blank

Segall Bryant & Hamill Trustees and Officers (as of February 13, 2025):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

Kathryn A. Burns, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Lloyd “Chip” Voneiff, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Jeff Romie, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL FUNDS, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246

Individual Investors: (800) 392-2673 | Financial Advisors: (800) 734-9738 | www.cisbh.com/funds

This report has been prepared for Segall Bryant & Hamill Funds shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Funds distributed by Ultimus Fund Distributors, LLC

Segall Bryant & Hamill Select Equity ETF

(Ticker Symbol: USSE)

ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

December 31, 2024

Financial Statements | December 31, 2024 |

Intentionally Left Blank

Segall Bryant & Hamill Select Equity ETF	Statement of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS — 97.9%
Communication Services — 7.4%
Media & Entertainment — 7.4%
Alphabet, Inc. - Class C	100,098	$19,062,663

Consumer Discretionary — 11.9%
Consumer Discretionary Distribution & Retail — 11.9%
Amazon.com, Inc. (a)	44,346	9,729,069
O’Reilly Automotive, Inc. (a)	7,588	8,997,850
TJX Cos., Inc. (The)	98,147	11,857,139
		30,584,058
Financials — 24.6%
Banks — 4.6%
JPMorgan Chase & Co.	49,421	11,846,708

Financial Services — 10.7%
Ares Management Corp. - Class A	69,436	12,292,255
Visa, Inc. - Class A	48,568	15,349,431
		27,641,686
Insurance — 9.3%
Globe Life, Inc.	104,216	11,622,168
Reinsurance Group of America, Inc.	57,502	12,284,152
		23,906,320
Health Care — 7.5%
Health Care Equipment & Services — 7.5%
McKesson Corp.	15,205	8,665,482
UnitedHealth Group, Inc.	21,158	10,702,986
		19,368,468
Industrials — 4.7%
Capital Goods — 4.7%
Quanta Services, Inc.	38,019	12,015,905

Information Technology — 41.8%
Semiconductors & Semiconductor Equipment — 7.5%
Marvell Technology, Inc.	175,994	19,438,537

Software & Services — 23.4%
Cadence Design Systems, Inc. (a)	35,264	10,595,421
Fair Isaac Corp. (a)	4,193	8,347,970
Microsoft Corp.	40,518	17,078,337
Palo Alto Networks, Inc. (a)	62,006	11,282,612
ServiceNow, Inc. (a)	12,242	12,977,989
		60,282,329
	Shares	Value
Information Technology (Continued)
Technology Hardware & Equipment — 10.9%
Apple, Inc.	67,396	$16,877,307
Zebra Technologies Corp. - Class A (a)	29,187	11,272,603
		28,149,910
Investments at Value — 97.9%
(Cost $212,488,371)		$252,296,584

Other Assets in Excess of Liabilities — 2.1%		5,438,502

Net Assets — 100.0%		$257,735,086

(a)	Non-income producing security.

The Fund’s sector and industry classifications presented herein refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. For Fund compliance purposes, sector and industry classifications are based on the sector and industry categorization methodology of Segall Bryant & Hamill LLC (the “Adviser”), the adviser to the Fund. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	1

Segall Bryant & Hamill Select Equity ETF	Statement of Assets and Liabilities
December 31, 2024

Assets
Investments, at cost	$212,488,371
Investments, at value	$252,296,584
Cash equivalents (Note 2)	5,831,310
Dividends and interest recievable	17,684
Reclaims receivable	9,842
Other assets	7,561
Total assets	258,162,981

Liabilities
Distributions payable	284,229
Payable to Adviser (Note 6)	102,627
Payable to third party administrator (Note 6)	9,706
Accrued chief compliance officer fees (Note 6)	833
Accrued Trustees’ fees and expenses (Note 6)	6,000
Other accrued expenses	24,500
Total liabilities	427,895
Net Assets	$257,735,086

Net Assets Consist of:
Paid-in capital	$219,151,223
Distributable earnings	38,583,863
Net Assets	$257,735,086

Shares of Beneficial Interest Outstanding	7,860,000

Net Asset Value and Redemption Price Per Share (Net Assets Per Share Outstanding)	$32.79

See Notes to Financial Statements.
2	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Statement of Operations
For the Year Ended December 31, 2024

Investment Income
Dividend income	$1,405,882
Interest income	116,975
Foreign taxes withheld	(17,342)
Total Income	1,505,515

Expenses
Management fees (Note 6)	932,169
Administration fees (Note 6)	82,563
Offering costs (Note 2)	44,034
Trustees’ fees and expenses (Note 6)	35,082
Legal fees	21,236
Shareholder reporting expenses	17,701
Audit and tax preparation fees	16,857
Custodian fees	9,891
Transfer agent fees (Note 6)	9,786
Chief compliance officer fees (Note 6)	9,415
Registration and filing fees	8,585
Independent pricing servicing fees	1,576
Other	19,466
Total expenses before waivers/reimbursements	1,208,361
Expenses waived/reimbursed by Advisor	(106,198)
Net expenses	1,102,163
Net Investment Income (Loss)	403,352

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(1,328,943)
Net change in unrealized appreciation (depreciation) on investments	36,903,323
Net Realized and Unrealized Gains (Losses)	35,574,380
Net Increase (Decrease) in Net Assets Resulting From Operations	$35,977,732

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	3

Segall Bryant & Hamill Select Equity ETF	Statements of Changes in Net Assets

	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operations
Net investment income (loss)	$403,352	$70,942
Net realized gains (losses)	(1,328,943)	(60,137)
Change in unrealized appreciation (depreciation)	36,903,323	2,904,890
Net increase (decrease) in net assets resulting from operations	35,977,732	2,915,695

Distributions to Shareholders (Note 5)	(284,229)	(70,685)

Beneficial Interest Transactions (Note 4)
Shares sold	165,365,352	53,831,221
Total net increase (decrease) in net assets	201,058,855	56,676,231

Net Assets
Beginning of period	56,676,231	—
End of period	$257,735,086	$56,676,231

(a)	Represents the period from the commencement of operations (August 29, 2023) through December 31, 2023.

See Notes to Financial Statements.
4	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Period Ended
	December 31,	December 31,
	2024	2023(a)
Net asset value, beginning of period	$26.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)(b)	0.07	0.10
Net realized and unrealized gains (losses) on investments	6.40	1.28
Total from investment operations	6.47	1.38

Variable transaction fees (Note 7)(b)	0.00 (c)	0.01

Less dividends and distributions:
Distributions from net investment income	(0.04)	(0.03)
Net asset value, end of period	$32.79	$26.36
Market price, end of period	$32.78	$26.36

Total Return	24.53%	5.57	%(d)
Total Return at Market(e)	24.49%	5.57	%(d)

Ratios and Supplemental Data
Net assets, end of period (in 000’s)	$257,735	$56,676

Ratio of expenses to average net assets
With fee waivers/reimbursements	0.65%	0.65	%(f)
Without fee waivers/reimbursements	0.71%	1.81	%(f)
Ratio of net investment income (loss) to average net assets
With fee waivers/reimbursements	0.24%	1.15	%(f)
Without fee waivers/reimbursements	0.18%	(0.01	%)(f)
Portfolio turnover rate(g)	90%	13	%(d)

(a)	Represents the period from the commencement of operations (August 29, 2023) through December 31, 2023.
(b)	Calculated using the average shares method.
(c)	Amount rounds to less than $0.01.
(d)	Total return and portfolio turnover are not annualized for periods less than one full year.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See Notes to Financial Statements.
Financial Statements | December 31, 2024 |	5

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2024

1. ORGANIZATION

Segall Bryant & Hamill Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Segall Bryant & Hamill Select Equity ETF is represented by a single class of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Fund commenced operations on August 29, 2023. Other series of the Trust are not included in this report.

The Fund’s investment objective is long-term capital appreciation.

Shares are listed and traded on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Other than Authorized Participants, investors will not be able to purchase or redeem shares directly with or from the Fund. Instead, most investors will buy and sell shares in the secondary market through a broker.

The Fund is a non-diversified portfolio of the Trust for the purposes of the 1940 Act.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets and performance are regularly monitored and assessed as whole by the Adviser of the Fund, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes. The following policies are in conformity with accounting principles generally accepted in the United States of America for investment companies, under Accounting Standards Codification Topic 946 – Financial Services – Investment Companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities in the financial statements. The actual results could differ from those estimates.

Cash Equivalents – The Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight demand deposits with a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. As of December 31, 2024, the interest rate was 3.68%, and the cash equivalents balance reflected on the Statement of Assets and Liabilities represents the amount participating in the BBH CMS.

Investment Valuation – All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Fund in the event that the NYSE does not open for business because of an emergency.

Segall Bryant & Hamill, LLC (the “Adviser”) is the Fund’s valuation designee responsible for carrying out pricing and valuation duties in accordance with the Adviser’s Valuation Procedures (the “Procedures”) pursuant to Rule 2a-5 under 1940 Act.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by the valuation designee with procedures approved by the Trust’s Board of Trustees (the “Board”) as noted above. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Federal Income Taxes – No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

As of and during the year ended December 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

6	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2024

Common Expenses – Expenses of the Trust not attributable solely to a specific fund of the Trust are allocated among the funds based on the relative net assets of the funds or based on the nature of the expense and its relative applicability to the funds.

Offering Costs – The Adviser advanced some of the Fund’s initial offering costs and was subsequently reimbursed by the Fund. Costs of $37,677 incurred in connection with the offering and initial registration have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. As of December 31, 2024, there were no unamortized costs remaining in the Fund.

Security Transactions and Related Investment Income – For financial reporting purposes, the Fund’s investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, included in dividend income, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, net of reclaims, and foreign capital gains taxes, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates. Interest income is accrued as earned. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

3. CERTAIN INVESTMENTS AND ASSOCIATED RISKS

For information regarding the risks associated with investments in the Fund, see the Fund’s Prospectus and Statement of Additional Information.

4. SHARES OF BENEFICIAL INTEREST

On December 31, 2024 there was an unlimited number of no par value shares of beneficial interest authorized for the Fund. Transactions in shares of beneficial interest were as follows:

	For the Year Ended December 31, 2024	For the Period December 31, 2023*
Shares Sold	5,710,000	2,150,000
Net Increase (Decrease)	5,710,000	2,150,000

*	Represents the period from the commencement of operations (August 29, 2023) to December 31, 2023.

5. TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

Distributions – The Fund will distribute any net investment income and any net capital gains, if any, at least annually typically during the month of December. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. The Fund may make additional distributions if it deems it desirable at another time during the year.

The tax character of the distributions paid during the periods ended December 31, 2024 and 2023 is as follows:

Period Ended	Ordinary Income*	Return of Capital	Long-Term Capital Gains
12/31/2024	$284,229	$—	$—
12/31/2023	$70,685	$—	$—

*	Ordinary income distributions for federal income tax purposes includes distributions from net investment income and short-term capital gains.

As of December 31, 2024, net unrealized appreciation (depreciation) on investments based on federal tax cost was as follows:

Tax cost of portfolio investments	$212,347,512
Gross unrealized appreciation	41,473,163
Gross unrealized depreciation	(1,524,091)
Net unrealized appreciation (depreciation) on investments	$39,949,072

Financial Statements | December 31, 2024 |	7

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2024

The difference between book and tax differences is attributable primarily to wash sales and tax treatment of real estate investments.

As of December 31, 2024 the components of distributable earnings on a tax basis was as follows:

Accumulated capital and other losses	$(1,365,209)
Net unrealized appreciation (depreciation) on investments	39,949,072
Distributable earnings	$38,583,863

Under current law, capital losses maintain character as short-term or long-term and are carried forward to the next tax year without expiration. As of December 31, 2024, the following amounts are available as carry forwards to offset net capital gains realized in future tax years:

Short-Term	Long-Term
$1,365,209	$—

For the period ended December 31, 2024, the following reclassification was made as a result of permanent differences between the financial statements and income tax reporting requirements:

Paid-in Capital	Total Distributable Earnings
$(37,371)	$37,371

The Fund recharacterizes distributions received from Real Estate Investment Trust (“REIT”) investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

6. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an advisory agreement with the Adviser for the Fund. The advisory agreement has been approved by the Board.

Pursuant to its advisory agreement with the Trust, the Adviser is entitled to management fees, based on the average net assets of the Fund, computed daily and payable monthly at the annual rate of 0.55% of average daily net assets.

Ultimus Fund Solutions LLC (“Ultimus”) and the Adviser serve as the Fund’s co-administrators (“Co-Administrators”). Ultimus and the Adviser are entitled to receive a total fee from the Fund for their administrative services computed daily and payable monthly based on the average net assets of the Trust. The Adviser receives a portion that is calculated based on 0.01% on the average daily net assets of the Trust.

The administrative fees are allocated to the Fund based upon the Fund’s relative proportion of the Trust’s net assets, subject to certain minimums, and are disclosed in the Statement of Operations. During the year ended December 31, 2024, the Adviser and Ultimus received $16,948 and $65,615, respectively, for their services to the Fund.

Until at least April 30, 2025, the Adviser has contractually agreed to waive the management and/or administration fees and/or to reimburse other expenses (not including acquired fund fees and expenses, taxes, brokerage expenses, class action reclaim fees, tax reclaim fees and extraordinary expenses), so that the ratio of expense to average net assets as reported in the Fund’s Financial Highlights will be no more than 0.65%. These amounts are not subject to recapture in future periods. During the year ended December 31, 2024, the Adviser waived $106,198 of its management fees.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser for acting as principal underwriter.

Certain officers of the Fund are also officers of the Adviser and Ultimus.

The Trust has appointed a Chief Compliance Officer who is also an employee of the Adviser. The Trust has agreed to have the Fund pay the portion of his compensation attributable for services rendered as the Trust’s Chief Compliance Officer.

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Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2024

The Trust has a Trustee Deferred Compensation Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees. Under the Deferral Plan, Trustee fees are paid and invested directly into shares of funds that are series of the Trust that are elected by the Trustees in the Deferral Plan. There is no future liability related to the balance in the Deferral Plan as such amounts are paid directly out of the respective capital accounts of the elected funds. The amount paid to the Trustees under the Deferral Plan will be determined based upon the performance of the elected funds. The balance in the Deferral Plan for the Trust as a whole as of December 31, 2024 is $1,019,011.

7. CAPITAL SHARES TRANSACTIONS

The Fund issues and redeems shares at net asset value per share (“NAV”) only in large blocks known as “Creation Units” of 10,000 shares. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation Units from the Fund. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, where Creation Units are issued in exchange for a basket of securities with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. Realized gains (losses) resulting from in-kind redemption of shares, if any, are reflected separately on the Statement of Operations.

The Fund charges APs standard creation and redemption transaction fees (“Transaction Fees”) to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. The standard creation transaction fee is charged to the AP on the day such AP creates a Creation Unit and is the same regardless of the number of Creation Units purchased by the AP on the applicable business day. Similarly, the standard redemption transaction fee is charged to the AP on the day such AP redeems a Creation Unit, and is the same regardless of the number of Creation Units redeemed by the AP on the applicable business day.

Creations and redemptions for cash (when cash creations and redemptions (in whole or in part) are available or specified) are also subject to an additional charge (up to the maximum amounts shown in the table below). This charge is intended to compensate for brokerage, tax, foreign exchange, execution, price movement and other costs and expenses related to cash transactions (which may, in certain instances, be based on a good faith estimate of transaction costs). For the year ended December 31, 2024, the Fund received $22,500 in transaction fees.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

8. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuation measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Unadjusted Quoted Prices in active markets for identical investments

2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

Financial Statements | December 31, 2024 |	9

Segall Bryant & Hamill Select Equity ETF	Notes to Financial Statements
December 31, 2024

The following is a summary of the Fund’s investments and other financial instruments (if any) and the inputs used to value the investments and other financial instruments as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$252,296,584	$—	$—	$252,296,584
Total	$252,296,584	$—	$—	$252,296,584

The fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended December 31, 2024.

9. PURCHASES AND SALES OF INVESTMENTS

During the year ended December 31, 2024 cost of purchases and proceeds from sales of investment securities, other than in-kind transactions and short-term investments, were $148,581,486 and $149,914,711, respectively. Purchases and sales of in-kind transactions for the year ended December 31, 2024 were $162,936,901 and $0, respectively.

10. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated.

11. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except as follows:

CI Financial Corp. (“CI”), the parent company of the Adviser, the investment adviser to the Fund, entered into a definitive agreement with an affiliate of Mubadala Capital, the alternative asset management arm of Mubadala Investment Company, to take CI private (the “Transaction”). Following the closing of the Transaction (the “Closing”), CI will continue to operate with its current structure and management team and will be independent of Mubadala Capital’s other portfolio businesses. In addition, there are no plans to make any changes to the Fund resulting from the Transaction. The Transaction is currently expected to close during the second quarter of 2025.

10	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Report of Independent Registered Public Accounting Firm

To the Shareholders of Segall Bryant & Hamill Select Equity ETF and

Board of Trustees of Segall Bryant & Hamill Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the statement of investments of Segall Bryant & Hamill Select Equity ETF (the “Fund”), a series of Segall Bryant & Hamill Trust, as of December 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year ended December 31, 2024 and for the period August 29, 2023 (commencement of operations) to December 31, 2023, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in net assets and the financial highlights for the year ended December 31, 2024 and for the period August 29, 2023 (commencement of operations) to December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor of one or more of the funds in the Trust since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 27, 2025

Financial Statements | December 31, 2024 |	11

Segall Bryant & Hamill Select Equity ETF	Shareholder Tax Information
December 31, 2024 (Unaudited)

Certain tax information regarding the Trust is required to be provided to shareholders based upon the Fund’s income and distributions for the period ended December 31, 2024.

The Fund designates the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2024:

Qualified Dividend Income (QDI)	Dividend Received Deduction (DRD)
100%	100%

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Segall Bryant & Hamill Select Equity ETF	Additional Information
December 31, 2024 (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Board of Trustees (the “Board”) of Segall Bryant & Hamill Trust (the “Trust”) considered information provided and reviewed at the Board meetings held on September 30 and October 1, 2024 and November 13-14, 2024 (the “Meetings”) regarding the Segall Bryant & Hamill Select Equity ETF (the “Fund” or the “Select Equity ETF”), a series of the Trust, to determine whether approving the renewal for an additional one-year period of the Investment Advisory Agreement between Segall, Bryant & Hamill, LLC (“SBH” or the “Adviser”) and the Trust on behalf of the Fund (the “Advisory Agreement”) would be in the best interests of the Fund’s shareholders. At these meetings and throughout the consideration process, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), was advised by its independent legal counsel.

In anticipation of the Board of Trustees’ meetings on September 30 and October 1, 2024 and November 13-14, 2024, and as part of the process to consider the continuation of the Advisory Agreement with respect to the Fund, legal counsel to the Independent Trustees requested certain information from SBH. In response to these requests, the Independent Trustees received reports from SBH that addressed specific factors to be considered by the Board. The Board also received from independent legal counsel a memorandum regarding the Board’s responsibilities pertaining to the approval of the continuation of the Advisory Agreement with respect to the Fund. Further, the Board met with representatives of SBH and discussed the services of the firm provided pursuant to the Advisory Agreement, as well as the information provided by SBH.

During the review process, the Board noted certain instances where clarification or follow-up was appropriate and others where the Board determined that further clarification or follow-up was not necessary. In those instances where clarification or follow-up was requested, the Board determined that in each case either information responsive to its requests had been provided, or where any request was outstanding in whole or in part, given the totality of the information provided with respect to the agreements, the Board had received sufficient information to renew and approve the Advisory Agreement.

In approving SBH to continue serving as investment adviser to the Fund and the fees charged under the Advisory Agreement, the Board concluded that no single factor reviewed by the Board was identified by the Board to be determinative as the principal factor in whether to approve the continuation of the Advisory Agreement with respect to the Fund. Further, the Independent Trustees were advised by independent legal counsel throughout the process. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided or to be provided to the Fund under the Advisory Agreement. The Trustees reviewed, among other items, certain background materials supplied by SBH, including its Form ADV.

The Board reviewed and considered SBH’s investment advisory personnel, its history as an asset manager, its performance and the amount of assets currently under management by SBH, and reviewed the qualifications, backgrounds and responsibilities of the management team to be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also reviewed the research and decision-making processes utilized by SBH, including the methods adopted to seek to achieve compliance with the investment objective, policies, and restrictions of the Fund. As part of that review, the Board noted that the Investment Review Committee reviews the performance of the Fund on a quarterly basis and the Board discussed with SBH the performance returns achieved over various time frames and the factors leading to that positive or negative, absolute and relative performance, as appropriate. The Board also reviewed accompanying compliance-related materials with respect to the Trust, and noted that they received reports on these services and compliance issues from Trust officers and SBH periodically throughout the year. Taking into account the totality of the information considered, the Board concluded that the nature, extent, and quality of services rendered by SBH under the Advisory Agreement were adequate.

Investment Advisory Fee Rate

The Board considered certain information provided regarding the gross investment advisory fee rate paid or to be paid by the Fund, including comparisons against the fee rates of funds in a peer group selected by an independent provider of investment company data. The Board noted that the gross investment advisory fee rate for the Fund was within an acceptable range of its peer group median.

Financial Statements | December 31, 2024 |	13

Segall Bryant & Hamill Select Equity ETF	Additional Information
December 31, 2024 (Unaudited)

The Board noted the following information regarding the Fund’s gross advisory fee quartile ranking relative to its peer group, where the first quartile includes the funds with the lowest advisory fees in the peer group:

Fund	Class	Gross Advisory Fee	Peer Group Quartile
Select Equity ETF	N/A	0.55%	3rd

Expense Ratio

The Board considered certain information provided regarding the total net expense ratio of the Fund, including comparisons against the net expense ratios of funds in a peer group selected by an independent provider of investment company data. The Board noted that the total net expense ratio for the Fund was near its peer group median.

The Board noted the following information regarding the Fund’s total net expense ratio quartile ranking relative to its peer group, where the first quartile includes the funds with the lowest total net expense ratios in the peer group:

Fund	Class	Total Net Expense Ratio	Peer Group Quartile
Select Equity ETF	N/A	0.65%	3rd

Investment Performance

The Board noted that the Select Equity ETF did not yet have a full year of performance as of June 30, 2024. The report from the independent data provider included composite performance for the Fund and its strategy over the one-, three-, five-, and ten-year periods and the period since the inception of the strategy utilized by the Adviser.

Comparable Accounts

The Board received and considered certain information provided by SBH regarding fees charged and types of services provided to certain of its other clients utilizing strategies similar to those employed for the Fund. In particular, the Board received information regarding the typical fee rates and associated breakpoints used by SBH for its strategies.

The Board also noted the limitations of these comparisons given the differences in terms of strategy and processes, but determined that, based on the information presented, the comparable account fee rates were not indicative of any unreasonableness with respect to the advisory fee rates payable by the Fund.

Adviser Profitability

The Board received a detailed actual and projected profitability analysis with respect to the Fund prepared by SBH based on the fees payable under the Advisory Agreement. The Board was also provided with CI Financial’s audited financial information. The Board also considered SBH’s statements regarding its commitment to the Fund. The Board determined that SBH’s profitability and projected profitability in connection with its management of the Fund is not unreasonable.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund are being or will be passed along to the shareholders. The Board noted the Adviser’s statements regarding economies of scale it has experienced in connection with its management of the Fund in light of the expense limitation agreements in effect for the Fund. To the extent available, the Board concluded that the Fund could be expected to share in economies of scale realized by SBH if Fund assets were to increase and potential methods for sharing those economies of scale.

Other Benefits

The Board also reviewed and considered any other benefits derived or to be derived by SBH from its relationship with the Fund, including soft dollar arrangements and publicity related to the Fund.

Conclusions

Taking into account the information considered by the Board at its meetings, the Trustees, including all of the Independent Trustees, concluded that:

●	The nature, extent and quality of services rendered by SBH under the Advisory Agreement were adequate;

●	Taking into account the totality of the information presented, the Fund’s gross advisory fee rate was within an acceptable range of its peer group;

14	| www.cisbh.com/funds/etf

Segall Bryant & Hamill Select Equity ETF	Additional Information
December 31, 2024 (Unaudited)

●	The total net expense ratio for the Fund was near its peer group median, and, after considering the totality of the information presented by the Adviser regarding the Fund’s total net expense ratio, the Fund’s total net expense ratio was within an acceptable range of the peer group median;

●	The Select Equity ETF had not yet achieved a full year of performance history as of June 30, 2024;

●	Bearing in mind the limitations of comparing different types of managed accounts and the different levels of service typically associated with such accounts, the fee structures applicable to certain of SBH’s other clients employing strategies comparable to those of the Fund were not indicative of any unreasonableness with respect to the advisory fee rates payable by the Fund; and

●	To the extent available, the Fund could be expected to share in economies of scale to be realized by SBH if Fund assets were to increase.

Based on the Board’s deliberations and the Trustees’ evaluation of the information described above, all of the Trustees, including all of the Independent Trustees, concluded that the advisory fee rates payable by the Fund to SBH were fair and reasonable in light of the nature of the services and expenses involved, its renewal was in the best interests of the Fund and its shareholders, and determined to renew the Advisory Agreement with respect to the Fund for the maximum period permitted by law.

Financial Statements | December 31, 2024 |	15

Segall Bryant & Hamill Trustees and Officers (as of February 13, 2025):

Janice M. Teague, Chair

Thomas J. Abood, Trustee

Kathryn A. Burns, Trustee

John A. DeTore, Trustee

Rick A. Pederson, Trustee

James A. Smith, Trustee

Lloyd “Chip” Voneiff, Trustee

Carolyn B. Goldhaber, President

Jasper R. Frontz, Chief Compliance Officer

Jennifer L. Leamer, Treasurer

Jeff Romie, Asst. Treasurer

Maggie Bull, Secretary

FOR MORE INFORMATION ABOUT SEGALL BRYANT & HAMILL SELECT EQUITY ETF, PLEASE CONTACT:

Segall Bryant & Hamill Funds | 225 Pictoria Drive, Suite 450 | Cincinnati, Ohio 45246

Individual Investors: (800) 836-4265 | Financial Advisors: (800) 734-9738 | www.cisbh.com/funds/etf

This report has been prepared for Segall Bryant & Hamill Select Equity ETF shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

The Fund is distributed by Northern Lights Distributors, LLC

(b)	Included in Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7(a).

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7(a).

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a).

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a).

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable

(a)(3)	A Separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(a)(5)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEGALL BRYANT & HAMILL Trust

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	March 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Carolyn B. Goldhaber
Carolyn B. Goldhaber, President/Principal Executive Officer

Date	March 11, 2025

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer/Principal Financial Officer

Date	March 11, 2025

*	Print the name and title of each signing officer under his or her signature.